UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

BlackRock Liquidity Funds

(Exact name of registrant as specified in charter)

100 Bellevue Parkway Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Brian Kindelan

100 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-441-7762

Date of fiscal year end: October 31, 2006

Date of reporting period: October 31, 2006

Item 1.	Reports to Stockholders.

The Registrant’s annual report to shareholders is as follows:

ALTERNATIVES    BLACKROCK SOLUTIONS    EQUITIES    FIXED INCOME    LIQUIDITY    REAL ESTATE

BlackRock Liquidity Funds

ANNUAL REPORT  |  OCTOBER 31, 2006

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

BLACKROCK LIQUIDITY FUNDS

PRIVACY PRINCIPLES OF BLACKROCK LIQUIDITY FUNDS

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway

Wilmington, DE 19809

(800) 821-7432

www.blackrock.com

December 15, 2006

Dear Shareholder:

We are pleased to present the Annual Report to Shareholders of BlackRock Liquidity Funds for the year ended October 31, 2006. BlackRock Liquidity Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors.

On September 29, 2006, BlackRock, Inc. and Merrill Lynch Investment Managers (MLIM) united to form one of the largest asset management firms in the world. Now with more than $1 trillion in assets under management, over 4,000 employees in 18 countries and representation in key markets worldwide, BlackRock’s global presence means greater depth and scale to serve you. We view this combination of asset management leaders as a complementary union that reinforces our commitment to shareholders. Individually, each firm made investment performance its single most important mission. Together, we are even better prepared to capitalize on market opportunities on behalf of our shareholders. Our focus on investment excellence is accompanied by an unwavering commitment to service, enabling us to assist clients in working toward their investment goals.

Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve your investment needs in the months and years ahead.

Sincerely,

Ralph L. Schlosstein
Chairman & President

Data, including assets under management, are as of September 30, 2006.

TEMPFUND

FUND PROFILE

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses
	Institutional	Dollar	Cash Management	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,025.90	1,024.60	1,023.40	1,023.90	1,025.40	1,021.70	1,024.50	1,023.80	1,023.80
Expenses Incurred During Period (05/01/06 - 10/31/06)*	0.92	2.19	3.47	2.96	1.43	5.10	2.30	3.06	3.06

	Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,024.08	1,022.81	1,021.53	1,022.04	1,023.57	1,019.90	1,022.70	1,021.94	1,021.94
Expenses Incurred During Period (05/01/06 - 10/31/06)*	0.92	2.19	3.47	2.96	1.43	5.10	2.30	3.06	3.06

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.58%, 0.28%, 1.00%, 0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Management, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TEMPCASH

FUND PROFILE

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses				Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Institutional	Dollar	Cash Management	Administration
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,026.00	1,024.70	1,018.00	1,025.40	1,024.08	1,022.81	1,016.39	1,023.57
Expenses Incurred During Period (05/01/06 - 10/31/06)*	0.92	2.19	2.63	1.43	0.92	2.19	2.63	1.43

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.18%, 0.43%, 0.68% and 0.28% for Institutional, Dollar, Cash Management and Administration, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and 140/365 with respect to Cash Management (to reflect the period the share class was open during the period).

FEDFUND

FUND PROFILE

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,025.50	1,024.30	1,023.50	1,025.00	1,021.40	1,024.30	1,023.50	1,023.50	1,023.98	1,022.70	1,021.94	1,023.47	1,019.90	1,022.70	1,021.94	1,021.94
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.30	3.06	1.53	5.10	2.30	3.06	3.06	1.02	2.30	3.06	1.53	5.10	2.30	3.06	3.06

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

T-FUND

FUND PROFILE

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses				Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Institutional	Dollar	Cash Management	Administration
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,025.20	1,023.90	1,022.60	1,024.70	1,023.98	1,022.70	1,021.43	1,023.47
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.30	3.57	1.53	1.02	2.30	3.57	1.53

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70% and 0.30% for Institutional, Dollar, Cash Management and Administration, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FEDERAL TRUST FUND

FUND PROFILE

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses		Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Institutional	Dollar
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,025.30	1,024.00	1,023.98	1,022.70
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.30	1.02	2.30

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20% and 0.45% for Institutional and Dollar, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TREASURY TRUST FUND

FUND PROFILE

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses				Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Institutional	Dollar	Cash Management	Administration
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,023.80	1,022.50	1,021.30	1,023.30	1,023.98	1,022.70	1,021.43	1,023.47
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.29	3.57	1.53	1.02	2.30	3.57	1.53

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70% and 0.30% for Institutional, Dollar, Cash Management and Administration, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUNIFUND

FUND PROFILE

Top 10 State Concentration (% of portfolio)

Texas	11.1%
New York	8.5
Pennsylvania	5.8
Illinois	5.5
North Carolina	4.7
Ohio	4.5
Georgia	4.5
Alabama	4.2
Indiana	3.6
Colorado	3.5

Total	55.9%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Insti- tutional	Dollar	Cash Management	Admin- istration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Insti- tutional	Dollar	Cash Management	Admin- istration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,017.00	1,015.80	1,014.50	1,016.50	1,013.00	1,015.80	1,015.00	1,015.00	1,023.98	1,022.70	1,021.43	1,023.47	1,019.90	1,022.70	1,021.94	1,021.94
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.29	3.55	1.52	5.07	2.29	3.05	3.05	1.02	2.30	3.57	1.53	5.10	2.30	3.06	3.06

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUNICASH

FUND PROFILE

Top 10 State Concentration (% of portfolio)
North Carolina	9.9%
Massachusetts	7.0
New York	6.6
Texas	6.1
California	6.0
Ohio	5.7
Pennsylvania	5.3
Michigan	4.8
Alabama	3.7
Virginia	3.2

Total	58.3%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses			Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Administration	Institutional	Dollar	Administration
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,017.30	1,016.00	1,033.70	1,023.98	1,022.70	1,004.59
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.29	0.30	1.02	2.30	0.30

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45% and 0.30% for Institutional, Dollar and Administration, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and 34/365 with respect to the Administration shares (to reflect the period the share class was open during the period).

CALIFORNIA MONEY FUND

FUND PROFILE

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Insti- tutional	Dollar	Cash Manage- ment	Admin- istration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Insti- tutional	Dollar	Cash Manage- ment	Admin- istration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,016.70	1,015.40	1,014.20	1,016.20	1,012.60	1,015.40	1,014.70	1,014.70	1,023.98	1,022.70	1,021.43	1,023.47	1,019.90	1,022.70	1,021.94	1,021.94
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.29	3.55	1.52	5.07	2.29	3.05	3.05	1.02	2.30	3.57	1.53	5.10	2.30	3.06	3.06

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW YORK MONEY FUND

FUND PROFILE

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Insti- tutional	Dollar	Cash Management	Admin- istration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Insti- tutional	Dollar	Cash Management	Admin- istration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,017.10	1,015.90	1,014.60	1,016.60	1,013.00	1,015.90	1,015.10	1,015.10	1,023.98	1,022.70	1,021.43	1,023.47	1,019.90	1,022.70	1,021.94	1,021.94
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.29	3.55	1.52	5.07	2.29	3.05	3.05	1.02	2.30	3.57	1.53	5.10	2.30	3.06	3.06

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT — 16.4%
Domestic — 1.0%
Citibank N.A. (A-1+, P-1)
5.38%	11/15/06	$349,000	$349,000,000

Yankee — 15.4%
Barclays Bank PLC, New York (A-1+, P-1)
5.34%(b)	12/11/06	659,855	659,855,000
5.33%(b)	12/20/06	500,000	500,000,000
Credit Suisse Group, New York (A-1+, P-1)
5.34%(b)	12/15/06	500,000	500,000,000
5.34%(b)	12/18/06	745,000	745,000,000
Depfa Bank PLC, New York (A-1+, P-1)
5.32%(b)	01/05/07	91,000	90,998,424
Mizuho Corporate Bank, New York (A-1, P-1)
5.33%(b)	01/30/07	154,730	154,730,000
5.34%(b)	01/30/07	229,945	229,945,000
Royal Bank of Scotland, New York (A-1+, P-1)
4.81%	01/16/07	306,420	306,420,000
4.87%	02/02/07	684,700	684,700,000
Societe Generale, New York (A-1+, P-1)
4.78%	12/06/06	301,000	301,000,000
Sumitomo Mitsui Banking Corp., New York (A-1, P-1)
5.30%(b)	11/30/06	154,730	154,730,000
5.30%(b)	11/30/06	193,000	193,000,000
UBS AG Stamford Branch (A-1+, P-1)
5.30%(b)	01/05/07	975,000	975,000,000

			5,495,378,424

TOTAL CERTIFICATES OF DEPOSIT (Cost $5,844,378,424)			5,844,378,424

COMMERCIAL PAPER — 54.8%
Asset Backed Securities — 43.1%
Amstel Funding Corp. (A-1+, P-1)
5.36%	11/01/06	178,000	178,000,000
5.37%	11/01/06	70,285	70,285,000
5.26%	12/15/06	276,206	274,430,302
5.26%	01/22/07	204,008	201,565,067
5.26%	02/01/07	80,918	79,829,248
5.25%(c)(d)	02/02/07	50,345	49,662,196
Amsterdam Funding Corp. (A-1, P-1)
5.26%	11/20/06	171,800	171,323,064
Atlantis One Funding Corp. (A-1+, P-1)
5.28%	11/28/06	64,705	64,449,011
5.26%	12/15/06	71,361	70,902,228
5.25%	12/21/06	32,863	32,623,374
5.24%	01/11/07	50,167	49,648,552
5.24%	01/12/07	41,444	41,009,667
5.25%	01/22/07	63,964	63,199,097
Atomium Funding LLC (A-1, P-1)
5.27%	01/10/07	87,000	86,108,492
Barton Capital Corp. (A-1+, P-1)
5.26%	01/26/07	176,979	174,755,161
Beethoven Funding Corp. (A-1, P-1)
5.27%	11/06/06	51,620	51,582,217
5.28%	11/21/06	133,860	133,467,344
5.26%	01/11/07	40,000	39,585,044
Beta Finance, Inc. (A-1+, P-1)
5.25%	01/05/07	22,000	21,791,458
5.26%	01/22/07	74,090	73,202,319
Brahms Funding Corp. (A-1, P-1)
5.29%	12/06/06	49,500	49,245,419
5.29%	12/14/06	74,500	74,029,263
Bryant Park Funding Corp. (A-1, P-1)
5.26%	11/15/06	42,921	42,833,203
Cafco LLC (A-1+, P-1)
5.36%	11/02/06	146,570	146,548,177
5.28%	11/21/06	75,000	74,780,208
5.28%	11/22/06	75,000	74,769,219
5.25%	12/06/06	55,000	54,719,271
5.25%	12/11/06	100,000	99,416,667
5.25%	01/24/07	98,000	96,799,500
Cancara Asset Securitization LLC (A-1+, P-1)
5.27%	11/16/06	51,847	51,733,153
5.26%(d)	11/22/06	37,979	37,862,468
5.27%	12/19/06	34,462	34,219,847
5.24%	01/04/07	26,419	26,172,892
5.26%	01/22/07	133,778	132,176,715
5.26%	01/24/07	54,438	53,769,864
5.26%	01/26/07	112,893	111,474,437
CC USA, Inc. (A-1+, P-1)
5.28%	11/27/06	77,000	76,706,373
Chariot Funding LLC (A-1, P-1)
5.27%	12/05/06	57,600	57,313,312
5.27%	12/20/06	114,414	113,593,302
Charta Corp. (A-1, P-1)
5.26%	11/15/06	150,000	149,693,167
5.26%	11/16/06	150,000	149,671,250
5.26%	11/17/06	80,050	79,862,861
5.28%	11/27/06	150,000	149,428,542
5.28%	11/28/06	150,000	149,406,562
5.25%	01/18/07	100,000	98,862,500
Ciesco LLC (A-1+, P-1)
5.36%	11/02/06	130,445	130,425,578
Clipper Receivables Co. LLC (A-1, P-1)
5.26%	11/20/06	282,580	281,795,527
Concord Minutemen Capital Co. (A-1, P-1)
5.28%	11/06/06	80,913	80,853,608
5.30%	11/10/06	99,993	99,860,509
5.28%	11/16/06	114,076	113,825,033
5.25%	01/08/07	48,076	47,599,246
5.26%	01/16/07	117,998	116,687,698
CRC Funding LLC (A-1+, P-1)
5.36%	11/02/06	109,925	109,908,633
5.28%	11/21/06	150,000	149,560,417
5.25%	01/18/07	73,000	72,169,625
Crown Point Capital Co. (A-1, P-1)
5.26%	01/04/07	57,585	57,046,516
5.26%	01/16/07	246,098	243,365,218
Cullinan Finance Corp. (A-1+, P-1)
5.36%	11/06/06	55,841	55,799,429
5.26%	11/22/06	179,972	179,419,786
5.28%	11/22/06	44,544	44,406,804
5.27%	12/07/06	189,412	188,413,799
5.27%	01/23/07	135,000	133,359,712
Dakota Notes Program (A-1, P-1)
5.30%	11/06/06	122,200	122,110,047
5.27%	11/17/06	140,000	139,672,089
5.26%	01/18/07	101,240	100,086,201
5.26%	01/19/07	180,300	178,218,837
5.26%	01/23/07	40,000	39,514,911
Emerald Certificates (A-1+, P-1)
5.29%	11/16/06	178,495	178,101,567
5.29%	11/17/06	48,000	47,887,147

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
5.36%	11/21/06	$25,000	$24,926,528
5.26%	01/03/07	39,000	38,641,005
5.27%	01/25/07	218,445	215,726,877
Fairway Finance Co. (A-1, P-1)
5.27%	12/13/06	57,936	57,579,790
5.26%	01/22/07	122,518	121,050,098
Falcon Asset Securitization Corp. (A-1, P-1)
5.26%(d)	11/20/06	244,792	244,112,430
5.26%	11/24/06	101,464	101,123,025
5.25%	12/18/06	89,000	88,389,979
Five Finance, Inc. (A-1+, P-1)
5.25%	01/03/07	48,000	47,559,000
5.25%	01/05/07	50,000	49,526,042
5.25%	01/11/07	148,000	146,467,583
5.26%	01/22/07	62,700	61,949,498
Galaxy Funding (A-1+, P-1)
5.27%	11/30/06	5,159	5,137,099
Grampian Funding LLC (A-1+, P-1)
5.25%	01/18/07	50,000	49,431,250
5.25%	01/22/07	91,000	89,911,792
5.25%	01/25/07	226,000	223,198,542
Greyhawk Funding LLC (A-1+, P-1)
5.26%	01/24/07	144,200	142,430,185
Jupiter Securitization Corp. (A-1, P-1)
5.26%	11/17/06	105,536	105,289,046
K2 USA LLC (A-1+, P-1)
5.26%	01/19/07	25,600	25,304,786
5.26%	01/25/07	78,700	77,722,590
Landale Funding LLC (A-1+, P-1)
5.27%	12/20/06	84,000	83,397,463
Lexington Parker Capital (A-1, P-1)
5.25%	01/04/07	339,000	335,836,000
5.26%	01/16/07	76,030	75,185,729
Liberty Street Funding Corp. (A-1, P-1)
5.26%	11/10/06	85,000	84,888,119
5.26%	11/15/06	67,480	67,341,966
5.26%	11/17/06	98,550	98,319,612
Links Finance LLC (A-1+, P-1)
5.27%	11/30/06	50,000	49,787,736
5.27%	12/18/06	96,840	96,173,714
Mont Blanc Capital Corp. (A-1+, P-1)
5.25%	01/09/07	133,466	132,122,998
Monument Gardens Funding LLC (A-1, P-1)
5.29%	11/22/06	176,038	175,494,776
5.30%	12/13/06	49,397	49,091,850
Nova Notes Program (A-1+, P-1)
5.29%	11/16/06	70,650	70,494,276
Nyala Funding LLC (A-1+, P-1)
5.30%	11/15/06	50,431	50,327,056
Park Granada LLC (A-1+, P-1)
5.28%	11/01/06	38,755	38,755,000
5.28%	11/03/06	68,500	68,479,907
5.28%	11/03/06	27,521	27,512,927
Park Sienna LLC (A-1+, P-1)
5.28%	11/15/06	150,734	150,424,493
5.28%	11/17/06	124,435	124,142,993
5.29%	11/17/06	37,544	37,455,730
5.28%	12/21/06	60,508	60,064,275
Polonius, Inc. (A-1, P-1)
5.28%	11/16/06	34,000	33,925,271
Preferred Receivable Funding Corp. (A-1, P-1)
5.26%	11/13/06	72,829	72,701,306
5.26%	11/16/06	75,256	75,091,064
Ranger Funding Co. LLC (A-1+, P-1)
5.26%	11/14/06	104,006	103,808,259
5.25%	11/17/06	200,000	199,533,333
5.26%	11/20/06	249,189	248,497,224
5.26%	11/21/06	71,646	71,436,435
Regency Markets No. 1 LLC (A-1, P-1)
5.26%	01/22/07	163,295	161,338,544
Scaldis Capital LLC (A-1+, P-1)
5.27%	11/07/06	68,900	68,839,483
5.26%	11/27/06	586,656	584,425,824
Sedna Finance, Inc. (A-1+, P-1)
5.26%	01/22/07	76,380	75,464,883
5.26%	01/29/07	59,000	58,232,771
5.26%	01/30/07	66,000	65,132,100
Sheffield Receivables Corp. (A-1+, P-1)
5.26%(d)	11/20/06	50,000	49,861,194
5.25%	01/25/07	397,000	392,078,854
Silver Tower U.S. Funding Corp. (A-1, P-1)
5.28%	11/29/06	76,000	75,687,893
5.27%	11/30/06	75,350	75,030,118
5.27%	12/06/06	40,000	39,795,056
5.25%	01/10/07	59,000	58,397,708
Solitaire Funding LLC (A-1+, P-1)
5.28%(d)	11/27/06	52,700	52,499,228
5.25%	01/12/07	82,330	81,465,535
5.26%	01/16/07	64,000	63,289,316
5.25%	01/22/07	135,840	134,215,580
5.27%	01/22/07	197,000	194,635,234
Strand Capital Co. (A-1+, P-1)
5.30%	01/02/07	214,615	212,656,042
Surrey Funding Corp. (A-1+, P-1)
5.25%	01/12/07	18,000	17,811,000
5.26%	01/16/07	74,562	73,734,030
Tango Finance LLC (A-1+, P-1)
5.25%	02/01/07	35,000	34,530,417
Thames Asset Global Securitization Corp. (A-1, P-1)
5.27%	11/20/06	13,643	13,605,054
5.25%	12/14/06	43,823	43,548,193
5.25%	01/05/07	150,031	148,608,831
5.26%	01/05/07	133,169	131,904,264
Three Rivers Funding Corp. (A-1, P-1)
5.27%	11/16/06	188,197	187,783,751
5.27%	11/28/06	85,000	84,664,038
Thunder Bay Funding LLC (A-1, P-1)
5.26%(d)	11/20/06	170,029	169,556,981
Tulip Funding Corp. (A-1+, P-1)
5.29%	11/30/06	101,963	101,528,496
Variable Funding Capital Co. (A-1+, P-1)
5.26%	11/13/06	64,600	64,486,735
Yorktown Capital LLC (A-1+, P-1)
5.26%	11/17/06	134,099	133,785,506
Zela Finance, Inc. (A-1+, P-1)
5.27%	01/09/07	54,000	53,454,555
5.27%	01/30/07	19,000	18,749,675

			15,339,158,496

Banks — 6.2%
Barclays U.S. Funding Corp. (A-1, P-1)
5.26%	12/08/06	480,000	477,402,600
Citigroup Funding, Inc. (A-1+, P-1)
5.36%	11/02/06	110,000	109,983,622
5.27%	11/14/06	276,108	275,582,551

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Banks (continued)
5.24%	01/11/07	$200,000	$197,931,139
5.25%	01/23/07	218,000	215,361,292
Deutsche Bank (A-1+, P-1)
5.26%	11/27/06	209,750	208,953,183
UBS Finance Delaware LLC (A-1+, P-1)
5.24%	01/24/07	710,000	701,319,067

			2,186,533,454

Finance Services — 0.4%
CIT Group, Inc. (A-1, P-1)
5.27%	11/20/06	35,000	34,902,651
5.27%	12/08/06	107,000	106,420,447

			141,323,098

Personal Credit Institutions — 1.6%
General Electric Capital Corp. (A-1+, P-1)
5.29%	11/08/06	217,000	216,776,791
5.29%	11/09/06	363,310	362,882,909

			579,659,700

Security Brokers & Dealers — 2.7%
Bear Stearns & Co., Inc. (A-1, P-1)
5.36%	11/01/06	21,900	21,900,000
5.36%	11/02/06	595,960	595,871,268
Morgan Stanley & Co., Inc. (A-1, P-1)
5.25%	11/15/06	337,000	336,311,959

			954,083,227

Short-Term Business Credit Institutions — 0.8%
General Electric Capital Services (A-1+, P-1)
5.26%	12/14/06	150,000	149,057,583
5.26%	12/15/06	150,000	149,035,667

			298,093,250

TOTAL COMMERCIAL PAPER (Cost $19,498,851,225)			19,498,851,225

MASTER NOTES — 4.9%
Security Brokers & Dealers — 4.9%
Bank of America Securities LLC (A-1+, P-1)
5.39%(e)	11/01/06	442,450	442,450,000
Citigroup Global Markets, Inc. (A-1+, P-1)
5.38%(e)	11/01/06	550,000	550,000,000
Morgan Stanley Mortgage Capital, Inc.
(A-1, P-1)(f)
5.48%(e)	11/01/06	133,350	133,350,000
5.48%(e)	11/01/06	377,200	377,200,000
5.48%(e)	11/01/06	251,450	251,450,000

TOTAL MASTER NOTES (Cost $1,754,450,000)			1,754,450,000

VARIABLE RATE OBLIGATIONS — 17.0%
Asset Backed Securities — 1.0%
Cullinan Finance Corp. (AAA, Aaa)
5.28%(e)	11/27/06	135,000	134,982,300
Racers XL (A-1, P-1)
5.34%(d)(e)	11/22/06	234,650	234,650,000

			369,632,300

Banks — 6.3%
Bank of America Corp. (A-1+, P-1)
5.31%(e)	11/01/06	960,000	960,000,000
5.31%(e)	11/01/06	324,000	324,000,000
Bank of New York Co., Inc. (A+, Aa3)
5.38%(d)(e)	11/27/06	125,000	125,000,000
Barclays Bank PLC (A-1+, P-1)
5.28%(e)	11/06/06	125,000	124,987,574
Calyon New York Branch (AA-, Aa3)
5.33%(e)	12/13/06	219,000	218,963,590
LP Pinewood SPV (Wachovia Bank N.A. LOC) (A-1+, P-1)(f)
5.32%(e)	11/07/06	50,000	50,000,000
Nordea Bank Finland, New York (AA-, Aa3)
5.26%(b)(e)	10/03/07	250,000	249,936,382
Wells Fargo & Co. (Aa1, AA-)
5.37%(e)	11/02/06	190,000	190,000,849

			2,242,888,395

Insurance Carriers NEC — 0.7%
Travelers Insurance Co. (A-1+, P-1)
5.44%(c)(e)	01/02/07	250,000	250,000,000

Life Insurance — 3.6%
Allstate Life Global Funding II (Aa2, Aa2)
5.33%(d)(e)	11/27/06	75,000	75,000,000
Hartford Life Insurance Co. (A-1+, P-1)
5.44%(c)(e)	01/02/07	100,000	100,000,000
5.44%(c)(e)	01/02/07	100,000	100,000,000
ING Security Life Insurance (AA, Aa3)
5.43%(d)(e)	11/09/06	150,000	150,000,000
MetLife Global Funding I (AA, Aa2)
5.42%(d)(e)	11/28/06	95,000	95,000,000
New York Life Insurance Co. (A-1+, P-1)
5.46%(c)(e)	12/13/06	350,000	350,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.44%(c)(e)	11/01/06	400,000	400,000,000

			1,270,000,000

Personal Credit Institutions — 1.8%
General Electric Capital Corp. (AAA, Aaa)
5.44%(e)	11/17/06	447,600	447,600,000
5.28%(e)	11/24/06	202,000	202,000,000

			649,600,000

Security Brokers & Dealers — 3.6%
Goldman Sachs Group, Inc. (A-1, P-1)
5.43%(c)(d)(e)	11/01/06	469,300	469,300,000
5.35%(c)(d)(e)	11/20/06	333,000	333,000,000
Lehman Brothers Holding, Inc. (A-1, P-1)
5.38%(e)	11/01/06	93,000	93,000,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.36%(e)	11/01/06	35,000	35,000,000
5.38%(e)	11/01/06	87,000	87,000,000
5.38%(e)	11/15/06	250,000	250,000,000

			1,267,300,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $6,049,420,695)			6,049,420,695

TIME DEPOSITS — 2.4%
U.S. Bank N.A. (A-1, P-1)
5.25%
(Cost $864,000,000)	11/01/06	864,000	864,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONCLUDED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS — 3.7%
Morgan Stanley & Co., Inc.
5.28%	11/01/06	$373,000	$373,000,000

(Agreement dated 10/31/06 to be repurchased at $373,054,707, collateralized by $408,401,000 Federal National Mortgage Assoc. Bonds and Notes, Federal National Mortgage Assoc. Variable Rate Notes and Federal National Mortgage Assoc. Medium Term Notes 0.00% to 7.25% due 11/08/06 to 10/01/36. The value of the collateral is $384,771,915.)

UBS Securities LLC
5.39%	11/01/06	192,121	192,121,000
(Agreement dated 10/31/06 to be repurchased at $192,149,765, collateralized by $276,840,000 Federal National Mortgage Assoc. Strips due 10/01/36. The value of the collateral is $197,885,249.)
UBS Securities LLC
5.27%	11/27/06	750,000	750,000,000

(Agreement dated 10/25/06 to be repurchased at $753,623,125, collateralized by $1,380,645,113 Federal National Mortgage Assoc. Strips due 07/01/33 to 10/01/36. The value of the collateral is $772,502,484.)

TOTAL REPURCHASE AGREEMENTS (Cost $1,315,121,000)			1,315,121,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.2% (Cost $35,326,221,344)			35,326,221,344

AFFILIATED INVESTMENTS — 0.9%
Merrill Lynch & Co., Inc.
5.36%(e)	11/29/06	121,400	121,400,000
PNC Bank, N.A.
5.01%	11/01/06	193,400	193,400,000

(Agreement dated 10/31/06 to be repurchased at $193,426,915, collateralized by
$ 361,042,857 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 3.875% to 6.50% due 08/22/08 to 09/01/36. The value of the collateral is $369,921,636.)

TOTAL AFFILIATED INVESTMENTS (Cost $314,800,000)			314,800,000

TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost $35,641,021,344(a))			35,641,021,344

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(45,178,854)

NET ASSETS — 100.0%			$35,595,842,490

(a)	Aggregate cost for federal income tax purposes.
(b)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(c)	Illiquid Security. As of October 31, 2006, the Fund held 5.8% of its net assets, with a current market value of $2,051,962,196 in these securities.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 5.9% of its net assets, with a current market value of $2,085,504,497, in securities restricted as to resale.
(e)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(f)	Ratings reflect those of guarantor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT — 23.5%
Domestic — 2.8%
Citibank N.A. (A-1+, P-1)
5.38%	11/15/06	$300,000	$300,000,000

Euro Dollar — 6.5%
Alliance & Leicester PLC (A-1, P-1, F-1+)
5.32%(b)	01/05/07	200,000	200,000,000
Credit Industrial Et Commercial (A-1, P-1)
5.34%(b)	01/04/07	175,000	175,001,293
5.33%(b)	01/08/07	210,000	210,000,000
5.38%(b)	04/30/07	99,970	99,970,000

			684,971,293

Yankee — 14.2%
Barclays Bank PLC, New York (A-1+, P-1)
5.31%(b)	01/04/07	100,000	100,000,000
5.32%(b)	01/12/07	150,000	150,000,000
Credit Suisse Group, New York (A-1+, P-1)
5.34%(b)	12/18/06	399,000	399,000,000
Depfa Bank PLC, New York (A-1+, P-1)
5.32%(b)	01/05/07	28,000	27,999,515
HBOs Treasury Services PLC, New York (A-1+, P-1)
5.34%(b)	12/01/06	50,000	50,000,446
Mizuho Corporate Bank, New York (A-1, P-1)
5.33%(b)	01/30/07	45,270	45,270,000
5.34%(b)	01/30/07	70,055	70,055,000
Royal Bank of Scotland, New York (A-1+, P-1)
4.79%(b)	12/14/06	100,000	99,914,615
4.81%(b)	01/16/07	105,000	105,000,000
4.87%(b)	02/02/07	252,900	252,900,000
Societe Generale, New York (A-1+, P-1)
4.78%(b)	12/06/06	105,000	105,000,000
Sumitomo Mitsui Banking Corp., New York (A-1, P-1)
5.30%(b)	11/30/06	45,270	45,270,000
5.30%(b)	11/30/06	57,000	57,000,000

			1,507,409,576

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,492,380,869)			2,492,380,869

COMMERCIAL PAPER — 37.5%
Asset Backed Securities — 21.3%
Aluminum, Inc. (A-1, P-1, F-1)
5.28%	11/08/06	25,000	24,974,333
Amstel Funding Corp. (A-1+, P-1)
5.26%	02/01/07	24,655	24,323,267
Apreco, Inc. (A-1+, P-1)
5.25%(c)	12/07/06	13,156	13,086,931
Atlantis One Funding Corp. (A-1+, P-1)
5.28%	11/28/06	19,500	19,422,853
Beta Finance, Inc. (A-1+, P-1)
5.26%	01/22/07	22,910	22,635,513
Bryant Park Funding LLC (A-1, P-1)
5.27%	11/21/06	87,425	87,169,039
Cafco LLC (A-1+, P-1)
5.28%	11/22/06	75,000	74,769,219
CC USA, Inc. (A-1+, P-1)
5.24%	01/05/07	51,000	50,517,483
5.26%	01/24/07	31,195	30,812,133
Chariot Funding LLC (A-1, P-1)
5.27%	12/05/06	17,400	17,313,396
Check Point Charlie, Inc. (P-1)
5.29%	11/22/06	49,250	49,098,023
Cobbler Funding LLC (A-1, P-1)
5.29%	01/25/07	57,350	56,633,683
Concord Minutemen Capital Co. (A-1+, P-1)
5.28%	01/23/07	30,000	29,634,800
Crown Point Capital Co. (A-1, P-1)
5.26%	01/04/07	17,450	17,286,823
Cullinan Finance Corp. (A-1+, P-1)
5.28%	11/22/06	14,400	14,355,648
5.24%	01/04/07	45,000	44,580,800
5.27%	01/23/07	30,000	29,635,492
Dakota Notes Program (A-1, P-1)
5.26%	01/18/07	30,700	30,350,122
5.26%	01/19/07	54,500	53,870,919
Emerald Certificates (A-1+, P-1)
5.29%	11/29/06	22,000	21,909,482
5.27%	01/10/07	23,700	23,457,141
5.27%	01/25/07	66,555	65,726,852
Fairway Finance Corp. (A-1, P-1)
5.27%	12/19/06	26,012	25,829,222
Gemini Securitization Corp. (A-1+, P-1)
5.26%	11/30/06	100,000	99,576,278
5.26%	12/05/06	8,250	8,208,977
Giro U.S. Funding Corp. (A-1, P-1)
5.27%(d)	11/15/06	1,555	1,551,813
5.27%	12/15/06	66,469	66,040,866
5.26%	01/22/07	73,960	73,073,877
Grampian Funding LLC (A-1+, P-1)
5.25%	01/25/07	70,000	69,132,292
Lake Constance Funding LLC (A-1, P-1)
5.27%	11/27/06	122,000	121,535,654
Liquid Funding Ltd. (P-1)
5.27%	11/27/06	46,000	45,824,919
Lockhart Funding LLC (P-1)
5.28%	01/02/07	37,635	37,292,772
Nova Notes Program (A-1+, P-1)
5.29%	11/16/06	22,850	22,799,635
Park Granada LLC (A-1+, P-1)
5.28%	11/01/06	11,700	11,700,000
Picaros Funding LLC (A-1, P-1)
5.27%	12/01/06	120,000	119,473,000
Sedna Finance, Inc. (A-1+, P-1)
5.28%	11/27/06	130,000	129,504,736
5.26%	01/22/07	23,620	23,337,006
5.26%	01/24/07	88,000	86,919,947
5.26%	01/29/07	17,000	16,778,934
5.26%	01/30/07	19,000	18,750,150
Sheffield Receivables Corp. (A-1+, P-1)
5.27%	12/18/06	50,000	49,655,986
Silver Tower U.S. Funding Corp. (A-1, P-1)
5.28%	11/29/06	24,000	23,901,440
5.27%	11/30/06	22,750	22,653,420
5.27%	12/06/06	18,000	17,907,775
Solitaire Funding LLC (A-1+, P-1)
5.28%(c)	11/27/06	17,300	17,234,092
5.25%	01/12/07	25,000	24,737,500
5.26%	01/16/07	19,000	18,789,015
5.27%	01/22/07	60,000	59,279,767
Strand Capital Co. (A-1+, P-1)
5.30%	01/02/07	65,385	64,788,180
Tango Finance LLC (A-1+, P-1)
5.25%	02/01/07	10,200	10,063,150

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
Thames Asset Global Securitization Corp. (A-1, P-1)
5.25%	01/05/07	$45,550	$45,118,224
5.26%	01/05/07	28,000	27,734,078
Victory Receivables Corp. (A-1, P-1)
5.27%	11/15/06	75,000	74,846,292
Zela Finance, Inc. (A-1+, P-1)
5.27%	01/09/07	16,000	15,838,387
5.27%	01/30/07	6,000	5,920,950

			2,257,362,286

Banks — 8.0%
AB Spin Tab Swedmortgage (A-1, P-1)
5.27%(b)	12/08/06	173,000	172,062,965
Citigroup Funding, Inc. (A-1+, P-1)
5.36%	11/02/06	40,000	39,994,044
Depfa Bank Europe PLC (A-1+, P-1)
5.27%(b)	11/27/06	192,000	191,269,227
Nationwide Building Society (A-1, P-1)
5.27%	12/18/06	85,275	84,688,284
Norddeutsche Landesbank (A-1, P-1)
5.26%(b)	12/04/06	75,000	74,638,375
5.28%(b)	12/14/06	78,000	77,508,546
5.25%(b)	01/02/07	49,029	48,585,696
Santander Finance DE, Inc. (A-1+, P-1)
5.24%(b)	01/04/07	164,000	162,472,249

			851,219,386

Chemicals — 1.7%
BASF AG (A-1+, P-1)
5.27%	12/01/06	60,950	60,682,328
5.25%(c)	01/17/07	116,932	115,618,951

			176,301,279

Finance Services — 1.9%
CIT Group, Inc. (A-1, P-1)
5.27%	12/08/06	37,365	37,162,616
Stadshypotek Delaware
5.25%	01/24/07	70,000	69,142,500
5.25%	01/25/07	100,000	98,760,417

			205,065,533

Life Insurance — 0.9%
Irish Life & Permanent PLC (A+, A1)
5.32%(c)(e)	11/22/06	100,000	100,000,000

Medical Service Plans — 0.7%
Unitedhealth Group, Inc. (A-1, P-1)
5.32%	12/04/06	23,124	23,011,232
5.32%	12/07/06	4,590	4,565,581
5.32%	12/08/06	15,000	14,917,983
5.32%	12/11/06	5,000	4,970,444
5.32%	12/12/06	8,000	7,951,529
5.32%	12/13/06	18,539	18,423,935

			73,840,704

Mortgage Bankers & Correspondents — 2.7%
Countrywide Financial Corp. (A-1, P-2)
5.28%	12/26/06	90,000	89,274,000
5.28%	12/27/06	200,000	198,357,333

			287,631,333

Personal Credit Institutions — 0.3%
General Electric Capital Corp. (A-1+, P-1)
5.29%	11/08/06	32,235	32,201,843

TOTAL COMMERCIAL PAPER (Cost $3,983,622,364)			3,983,622,364

MASTER NOTES — 6.4%
Security Brokers & Dealers — 6.4%
Bank of America Securities LLC (A-1+, P-1)
5.39%(e)	11/01/06	166,200	166,200,000
Citigroup Global Markets, Inc. (A-1+, P-1)
5.38%(e)	11/01/06	235,000	235,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(f)
5.48%(e)	11/01/06	55,400	55,400,000
5.48%(e)	11/01/06	141,350	141,350,000
5.48%(e)	11/01/06	77,750	77,750,000

TOTAL MASTER NOTES (Cost $675,700,000)			675,700,000

VARIABLE RATE OBLIGATIONS — 27.4%
Asset Backed Securities — 2.6%
Arkle Master Issuer PLC (AAA, Aaa)
5.30%(c)(e)	11/06/06	28,300	28,300,000
Cullinan Finance Corp. (AAA, Aaa)
5.28%(e)	11/27/06	57,000	56,992,527
Racers XL (A-1, P-1)
5.34%(c)(e)	11/22/06	129,400	129,400,004
Wachovia Asset Securitization, Inc. Series 04-HM1, Class A (AAA, Aaa)
5.31%(c)(e)	11/27/06	28,815	28,814,692
Wachovia Asset Securitization, Inc. Series 04-HM2, Class A (AAA, Aaa)
5.31%(c)(e)	11/27/06	37,576	37,575,513

			281,082,736

Banks — 7.9%
Bank of America Corp. (A-1+, P-1)
5.31%(e)	11/01/06	243,000	243,000,000
Barclays Bank PLC (A-1+, P-1)
5.28%(e)	11/06/06	125,000	124,987,574
Dewberry IV LLP (Mercantile Safe Deposit LOC) (AA-)(f)
5.37%(e)	11/07/06	15,500	15,500,000
Gables of Germantown (Marshall & Illsely Bank LOC) (A-1, P-1)(f)
5.36%(e)	11/07/06	15,000	15,000,000
Green Knight Economic Development Series 2004 (Fulton Bank LOC) (A-1)(f)
5.47%(e)	11/07/06	2,485	2,485,000
HBOS Treasury Services PLC (A-1+, P-1)
5.37%(e)	11/01/06	45,000	45,000,000
5.46%(c)(e)	12/26/06	150,000	150,000,000
Laurel Grocery Co. LLC (US Bank N.A. LOC) (A-1, P-1)(f)
5.32%(e)	11/07/06	1,425	1,425,000
Madison Hotel Investors LLC (Marshall & Ilsley Bank LOC) (A-1, P-1)(f)
5.32%(e)	11/07/06	34,000	34,000,000
5.32%(e)	11/07/06	14,900	14,900,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
MB&B Holdings LLC (Marshall & Ilsley Bank LOC) (A-1, P-1)
5.36%(e)	11/02/06	$6,700	$6,700,000
5.36%(e)	11/02/06	3,635	3,635,000
North Square Associates LLP (Marshall & Ilsley Bank LOC) (A-1, P-1)(f)
5.36%(e)	11/07/06	14,390	14,390,000
Oxford Capital Enterprise LLC (National City Bank of Cleveland LOC) (A-1, P-1)(f)
5.32%(e)	11/07/06	3,925	3,925,000
Paca-Pratt Associates, Inc. (M&T Bank N.A. LOC) (A-1)(f)
5.37%(e)	11/07/06	16,000	16,000,000
Park Street Properties I LLC (U.S. Bank LOC) (Aa1)(f)
5.32%(e)	11/01/06	4,040	4,040,000
Park Village (Bank One N.A. LOC) (A-1+, P-1)(f)
5.42%(e)	11/02/06	6,810	6,810,000
Prospect Aggregates, Inc. (Fulton Bank LOC) (A-1)(f)
5.47%(e)	11/01/06	8,440	8,440,000
Shipley Group LP (Fulton Bank LOC) (VMIG-1)(f)
5.47%(e)	11/07/06	14,255	14,255,000
Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(f)
5.34%(e)	11/07/06	1,530	1,530,000
Westpac Banking Corp. (AA-, Aa3)(f)
5.43%(e)	12/11/06	108,250	108,250,000

			834,272,574

Life Insurance — 6.6%
Allstate Life Global Funding II (AA, Aa2)
5.41%(c)(e)	11/16/06	100,000	100,000,000
5.33%(c)(e)	11/27/06	40,000	40,000,000
MetLife Global Funding I (AA, Aa2)
5.42%(c)(e)	11/28/06	40,000	40,000,000
Monumental Life Insurance Co. (A-1+, P-1)
5.53%(d)(e)	12/01/06	200,000	200,000,000
New York Life Insurance Co. (A-1+, P-1)
5.46%(d)(e)	12/13/06	300,000	300,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.54%(d)(e)	12/01/06	26,000	26,000,000

			706,000,000

Municipal Bonds — 1.9%
American National Fish & Wildlife Museum of Missouri RB Series 2004B DN (Commerce Bank N.A. LOC) (A-1)(f)
5.42%(e)	11/07/06	200	200,000
Bergen County New Jersey Import Authority (Encap Golf Holdings LLC) RB Series 2005D DN (Wachovia Bank N.A. LOC) (VMIG-1)
5.37%(e)	11/07/06	14,230	14,230,000
Covington Kentucky Industrial Building RB Series 2005A DN (U.S. Bank LOC) (A-1, P-1)(f)
5.32%(e)	11/07/06	9,120	9,120,000
Massachusetts State Housing Finance Agency RB (Avalon Flanders Project) Series 2004A DN (Morgan Guaranty Trust LOC) (A-1+)(f)
5.33%(e)	11/07/06	21,360	21,360,000
Mayfield Cornerstone LLC RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)
5.43%(e)	11/07/06	4,585	4,585,000
Mayfield Cornerstone LLC RB Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)(f)
5.43%(e)	11/07/06	1,045	1,045,000
Mayfield Spine Center Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)(f)
5.43%(e)	11/07/06	2,800	2,800,000
Mayfield Spine Center Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)(f)
5.43%(e)	11/07/06	1,315	1,315,000
New York State Dormitory Authority RB (Taxable Project) Series 2005A DN (A-1+)
5.30%(e)	11/07/06	14,335	14,335,000
New York State Housing Finance Agency RB Series 2003B DN Pitab LOC (VMIG-1)(f)
5.33%(e)	11/07/06	22,800	22,800,000
Santa Rosa California RB Series 2004 DN (Bank One N.A. LOC) (A-1+, F1+)(f)
5.33%(e)	11/02/06	42,800	42,800,000
Savannah College Georgia RB (Art & Design Project) Series 2004 DN (A-1+)(f)
5.32%(e)	11/02/06	7,100	7,100,000
SDB Capital LLC RB Series 2006 DN (Marshall & Ilsley Bank N.A. LOC) (A-1, P-1)(f)
5.32%(e)	11/07/06	20,000	20,000,000
Texas GO Series 2004D DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)(f)
5.33%(e)	11/01/06	2,635	2,635,000
Texas GO Series 2004E DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)(f)
5.33%(e)	11/01/06	9,300	9,300,000
Texas GO Series 2005I-C MB (Depfa Bank PLC) (A-1+, VMIG-1)(f)
5.33%(e)	11/01/06	14,500	14,500,000
5.33%(e)	11/01/06	5,270	5,270,000
Utah Telecommunication Open RB (Infrastructure Agency Project) Series 2004 DN (Bank of America LOC) (A-1+)(f)
5.31%(e)	11/07/06	8,000	8,000,000

			201,395,000

Personal Credit Institutions — 3.4%
General Electric Capital Corp. (AAA, Aaa)
5.44%(e)	11/09/06	116,000	116,000,000
5.44%(e)	11/17/06	163,760	163,760,000
5.28%(e)	11/24/06	83,000	83,000,000

			362,760,000

Security Brokers & Dealers — 5.0%
Bear Stearns & Co., Inc. (A, A1)
5.36%(e)	11/28/06	64,000	64,000,000
Goldman Sachs Group, Inc. (A-1, P-1)
5.43%(c)(d)(e)	11/01/06	266,450	266,450,000
Morgan Stanley & Co., Inc. (A-1, P-1)(f)
5.38%(e)	11/15/06	200,000	200,000,000

			530,450,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $2,915,960,310)			2,915,960,310

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONCLUDED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
TIME DEPOSITS — 4.0%
U.S. Bank N.A. (A-1, P-1)
5.25%
(Cost $428,000,000)	11/01/06	$428,000	$428,000,000

REPURCHASE AGREEMENTS — 0.7%
UBS Securities LLC
5.39%	11/01/06	76,033	76,033,000

(Agreement dated 10/31/06 to be repurchased at $76,044,384, collateralized by $83,694,924 Government National Mortgage Assoc. Bonds 5.50% to 6.00% due 08/16/33 to 05/20/36. The value of the collateral is $78,316,799.)

TOTAL REPURCHASE AGREEMENTS (Cost $76,033,000)			76,033,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.5% (Cost $10,571,696,543)			10,571,696,543

AFFILIATED INVESTMENTS — 0.5%
Merrill Lynch & Co., Inc.
5.36%(e)
(Cost $52,000,000)	11/29/06	52,000	52,000,000

TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost $10,623,696,543(a))			10,623,696,543

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(2,703,030)

NET ASSETS — 100.0%			$10,620,993,513

(a)	Aggregate cost for federal income tax purposes.
(b)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 10.0% of its net assets, with a current market value of $1,066,480,183, in securities restricted as to resale.
(d)	Illiquid Security. As of October 31, 2006, the Fund held 7.5% of its net assets, with a current market value of $794,001,813 in these securities.
(e)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(f)	Ratings reflect those of guarantor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS — 23.1%
Federal Farm Credit Bank Discount Notes — 0.2%
5.09%(b)	11/01/06	$5,549	$5,549,000

Federal Farm Credit Bank Variable Rate Notes — 9.1%
5.18%(c)	11/01/06	85,000	84,968,783
5.23%(c)	11/01/06	105,000	104,983,427
5.24%(c)	11/01/06	30,000	29,995,995
5.25%(c)	11/13/06	80,000	80,002,801

			299,951,006

Federal Home Loan Bank Discount Notes — 0.0%
5.21%(b)	12/27/06	1,365	1,354,192

Federal Home Loan Mortgage Corp. Discount Notes — 3.5%
4.76%(b)	12/01/06	33,500	33,374,794
4.77%(b)	01/09/07	35,000	34,698,125
4.85%(b)	01/19/07	47,500	47,022,598

			115,095,517

Federal Home Loan Mortgage Corp. Variable Rate Notes — 4.5%
5.24%(c)	12/18/06	150,000	149,941,683

Federal National Mortgage Assoc. Discount Notes — 2.9%
5.04%(b)	01/02/07	95,700	94,844,602

Federal National Mortgage Assoc. Variable Rate Notes — 3.0%
5.20%(c)	12/28/06	100,000	99,939,908

TOTAL AGENCY OBLIGATIONS (Cost $766,675,908)			766,675,908

REPURCHASE AGREEMENTS — 78.3%
Deutsche Bank Securities, Inc.
5.32%	11/29/06	200,000	200,000,000
(Agreement dated 08/31/06 to be repurchased at $202,660,000, collateralized by $253,695,434 Federal National Mortgage Assoc. Bonds due 11/01/06. The value of the collateral is $206,000,000.)
Deutsche Bank Securities, Inc.
5.29%	12/11/06	200,000	200,000,000
(Agreement dated 09/20/06 to be repurchased at $202,409,889, collateralized by $253,695,434 Federal National Mortgage Assoc. Bonds due 11/01/06. The value of the collateral is $206,000,000.)
Goldman Sachs & Co.
5.27%	11/15/06	100,000	100,000,000

(Agreement dated 09/20/06 to be repurchased at $100,819,778, collateralized by $112,516,828 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 0.00% to 6.00% due 10/15/16 to 02/15/36. The value of the collateral is $103,000,000.)

Goldman Sachs & Co.
5.27%	12/20/06	150,000	150,000,000

(Agreement dated 10/23/06 to be repurchased at $151,273,583, collateralized by $238,273,740 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Federal National Mortgage Assoc. Variable Rate Notes 0.00% to 6.00% due 02/15/30 to 10/01/36. The value of the collateral is $154,500,000.)

Goldman Sachs & Co.
5.29%	01/23/07	200,000	200,000,000

(Agreement dated 10/25/06 to be repurchased at $202,645,000, collateralized by $224,037,092 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Bonds 0.00% to 5.78% due 10/15/16 to 05/15/35. The value of the collateral is $206,000,000.)

Greenwich Capital Markets, Inc.
5.29%	12/11/06	100,000	100,000,000

(Agreement dated 09/13/06 to be repurchased at $101,307,806, collateralized by $160,558,758 Federal National Mortgage Assoc. Strips due 12/01/33 to 08/01/36. The value of the collateral is $103,001,567.)

Greenwich Capital Markets, Inc.
5.29%	12/11/06	100,000	100,000,000

(Agreement dated 09/21/06 to be repurchased at $101,190,250, collateralized by $391,370,230 Federal National Mortgage Assoc. Strips due 07/01/26 to 10/01/36. The value of the collateral is $103,000,242.)

Greenwich Capital Markets, Inc.
5.28%	01/08/07	200,000	200,000,000

(Agreement dated 10/06/06 to be repurchased at $202,757,333, collateralized by $510,244,280 Federal National Mortgage Assoc. Strips due 09/01/23 to 01/01/36. The value of the collateral is $206,002,901.)

Lehman Brothers, Inc.
5.26%	11/01/06	187,000	187,000,000

(Agreement dated 10/31/06 to be repurchased at $187,027,323, collateralized by $230,881,000 Tennessee Valley Authority Bonds 6.00% to 9.40% due 05/23/12 to 02/08/18. The value of the collateral is $192,611,013.)

Morgan Stanley & Co., Inc.
5.28%	11/01/06	77,000	77,000,000

(Agreement dated 10/31/06 to be repurchased at $77,011,293, collateralized by $396,792,563 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due 07/15/27 to 10/15/36. The value of the collateral is $79,674,932.)

Morgan Stanley & Co., Inc.
5.30%	11/01/06	300,000	300,000,000

(Agreement dated 10/31/06 to be repurchased at $300,044,167, collateralized by $1,545,945,050 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due 07/15/27 to 10/15/36. The value of the collateral is $310,421,814.)

UBS Securities LLC
5.32%	11/01/06	100,000	100,000,000

(Agreement dated 10/31/06 to be repurchased at $100,014,778, collateralized by $245,693,104 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.00% to 11.50% due 11/01/07 to 09/01/36. The value of the collateral is $102,000,165.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND (CONCLUDED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
5.39%	11/01/06	$180,929	$180,929,000
(Agreement dated 10/31/06 to be repurchased at $180,956,089, collateralized by $240,140,000 Federal Home Loan Mortgage Corp. Strips due 10/15/36. The value of the collateral is $186,360,397.)
UBS Securities LLC
5.27%	11/27/06	150,000	150,000,000
(Agreement dated 10/25/06 to be repurchased at $150,724,625, collateralized by $199,090,000 Federal Home Loan Mortgage Corp. Strips due 10/15/36. The value of the collateral is $154,503,587.)
UBS Securities LLC
5.29%	01/31/07	350,000	350,000,000

(Agreement dated 10/24/06 to be repurchased at $355,091,625, collateralized by $825,554,864 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due 01/01/33 to 10/15/36. The value of the collateralis $360,500,822.)

TOTAL REPURCHASE AGREEMENTS (Cost $2,594,929,000)(a)			2,594,929,000

TOTAL INVESTMENTS IN SECURITIES — 101.5% (Cost $3,361,604,908(a))			3,361,604,908

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%			(48,694,058)

NET ASSETS — 100.0%			$3,312,910,850

(a)	Aggregate cost for federal income tax purposes.
(b)	The rate shown is the effective yield on the discount notes at the time of purchase.
(c)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

T-FUND

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS — 100.3%
Deutsche Bank Securities, Inc.
5.22%	11/07/06	$900,000	$900,000,000

(Agreement dated 10/31/06 to be repurchased at $900,913,500, collateralized by $1,874,667,000 U.S. Treasury Inflation Indexed Securities and U.S. Treasury Strips and Strip Principals 0.00% to 2.00% due 01/15/14 to 08/15/27. The value of the collateral is $918,000,043.)

Greenwich Capital Markets, Inc.
5.27%	11/01/06	925,000	925,000,000

(Agreement dated 10/31/06 to be repurchased at $925,135,409, collateralized by $1,453,666,778 U.S. Treasury Bonds and Notes, U.S Treasury Inflation Indexed Securities and U.S. Treasury Strips and Strip Principals 0.00% to 9.125% due 11/30/06 to 02/15/36. The value of the collateral is $943,505,181.)

J.P. Morgan Securities, Inc.
5.25%	11/01/06	275,000	275,000,000
(Agreement dated 10/31/06 to be repurchased at $275,040,104, collateralized by $741,976,000 U.S. Treasury Strips due 05/15/24 to 08/15/29. The value of the collateral is $280,500,235.)
Morgan Stanley & Co., Inc.
5.27%	11/01/06	634,000	634,000,000
(Agreement dated 10/31/06 to be repurchased at $634,092,811, collateralized by $642,327,653 U.S. Treasury Notes 3.00% to 5.50% due 10/31/08 to 08/15/09. The value of the collateral is $647,330,375.)
Morgan Stanley & Co., Inc.
5.33%	11/01/06	306,305	306,305,000
(Agreement dated 10/31/06 to be repurchased at $306,350,350, collateralized by $310,328,347 U.S. Treasury Notes 3.00% to 5.50% due 10/31/08 to 08/15/09. The value of the collateral is $312,745,316.)
UBS Securities LLC
5.25%	11/01/06	450,000	450,000,000
(Agreement dated 10/31/06 to be repurchased at $450,065,625, collateralized by $459,255,000 U.S. Treasury Notes 4.625% due 10/31/11. The value of the collateral is $459,002,395.)
UBS Securities LLC
5.19%	01/08/07	500,000	500,000,000
(Agreement dated 09/27/06 to be repurchased at $507,424,583, collateralized by $502,270,000 U.S. Treasury Notes 4.50% due 11/15/10. The value of the collateral is $510,002,829.)
TOTAL REPURCHASE AGREEMENTS (Cost $3,990,305,000)(a)			3,990,305,000

TOTAL INVESTMENTS IN SECURITIES — 100.3% (Cost $3,990,305,000(a))			3,990,305,000

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(12,103,988)

NET ASSETS — 100.0%			$3,978,201,012

(a)	Aggregate cost for federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDERAL TRUST FUND

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS — 99.7%
Federal Farm Credit Bank Discount Notes — 11.3%
5.09%(b)	11/01/06	$9,451	$9,451,000
5.29%(b)	12/07/06	400	397,936
5.21%(b)	12/12/06	900	894,793
4.74%(b)	12/20/06	2,000	1,987,723
5.25%(b)	12/29/06	587	582,148
5.25%(b)	01/02/07	2,000	1,982,537
5.34%(b)	01/18/07	900	889,958

			16,186,095

Federal Farm Credit Bank Variable Rate Notes — 46.9%
5.18%(c)	11/01/06	15,000	14,994,491
5.23%(c)	11/01/06	20,000	19,996,814
5.24%(c)	11/01/06	15,000	14,997,997
5.25%(c)	11/01/06	10,000	9,999,530
5.26%(c)	11/07/06	7,000	7,002,951

			66,991,783

Federal Home Loan Bank Bonds — 7.0%
3.20%	11/29/06	7,000	6,988,430
2.38%	12/26/06	3,000	2,986,858

			9,975,288

Federal Home Loan Bank Discount Notes — 34.5%
5.28%(b)	11/01/06	3,000	3,000,000
5.35%(b)	11/01/06	400	400,000
5.35%(b)	11/06/06	146	145,895
5.37%(b)	11/06/06	855	854,387
5.30%(b)	11/08/06	231	230,769
5.18%(b)	11/15/06	200	199,599
5.29%(b)	11/15/06	418	417,163
5.33%(b)	11/15/06	3,978	3,970,048
5.25%(b)	11/22/06	346	344,967
5.28%(b)	11/22/06	1,240	1,236,275
5.38%(b)	11/22/06	140	139,576
5.32%(b)	11/24/06	100	99,671
5.28%(b)	11/29/06	100	99,599
5.31%(b)	11/29/06	213	212,141
5.28%(b)	12/04/06	155	154,268
5.19%(b)	12/06/06	5,000	4,975,379
5.18%(b)	12/19/06	125	124,147
5.21%(b)	12/21/06	532	528,239
5.23%(b)	12/22/06	4,000	3,971,043
5.21%(b)	12/27/06	4,635	4,598,301
5.20%(b)	12/28/06	1,280	1,269,705
5.28%(b)	12/28/06	176	174,565
5.28%(b)	12/29/06	110	109,087
5.28%(b)	01/03/07	2,700	2,675,950
5.26%(b)	01/12/07	380	376,135
5.27%(b)	01/12/07	3,000	2,969,496
5.28%(b)	01/22/07	100	98,838
5.28%(b)	01/22/07	612	604,821
5.32%(b)	01/24/07	9,000	8,892,228
5.31%(b)	01/26/07	5,000	4,938,785
5.38%(b)	02/13/07	169	166,486
5.33%(b)	02/20/07	133	130,904
5.30%(b)	02/27/07	325	319,588
5.29%(b)	02/28/07	909	893,766

			49,321,821

TOTAL AGENCY OBLIGATIONS (Cost $142,474,987)			142,474,987

TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost $142,474,987(a))			142,474,987

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%			391,594

NET ASSETS — 100.0%			$142,866,581

(a)	Aggregate cost for federal income tax purposes.
(b)	The rate shown is the effective yield on the discount notes at the time of purchase.
(c)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TREASURY TRUST FUND

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
U.S. TREASURY OBLIGATIONS — 102.5%
U.S. Treasury Bills — 61.4%
4.97%	11/02/06	$41,351	$41,345,290
4.82%	11/09/06	82,447	82,358,655
4.84%	11/09/06	49,118	49,065,171
4.86%	11/09/06	7	6,992
4.97%	11/09/06	48,977	48,922,897
5.00%	11/16/06	127,602	127,336,396
4.85%	11/24/06	25,000	24,922,535
4.96%	11/24/06	75,000	74,762,094
5.06%	11/24/06	29,714	29,617,947
5.07%	11/24/06	44,550	44,405,624
5.08%	11/24/06	6,027	6,007,420
5.10%	11/24/06	16,754	16,699,463
5.00%	11/30/06	5,746	5,722,868
5.10%	11/30/06	25,000	24,900,882
4.74%	12/14/06	1,128	1,121,614
4.84%	01/04/07	35,000	34,699,156
4.98%	01/25/07	144,378	142,679,655
4.99%	01/25/07	4,668	4,613,002
4.94%	02/01/07	10,000	9,875,001

			769,062,662

U.S. Treasury Notes — 41.1%
2.62%	11/15/06	259,825	259,595,756
3.50%	11/15/06	134,708	134,632,992
2.88%	11/30/06	120,000	119,799,061

			514,027,809

TOTAL INVESTMENTS IN SECURITIES — 102.5% (Cost $1,283,090,471(a))			1,283,090,471

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%			(31,299,288)

NET ASSETS — 100.0%			$1,251,791,183

(a)	Aggregate cost for federal income tax purposes is $1,283,090,899.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 93.7%
Alabama — 4.2%
Columbia IDRB (Alabama Power Co. Project) Series 1999A DN (The Southern Co. Guaranty) (A-1, VMIG-1)
3.62%(b)	11/01/06	$31,800	$31,800,000
Jefferson County GO Warrants Series 2001B DN (J.P. Morgan Chase Bank Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.60%(b)	11/01/06	66,805	66,805,000

			98,605,000

Alaska — 0.1%
Matanuska-Susitna Borough RB (Wachovia Merlots Trust Receipts) Series 2001A-114 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.60%(b)(c)	11/07/06	3,120	3,120,000

Arizona — 0.7%
Arizona School District COP Series 2006 TAN (SP-1+, MIG-1)
4.50%	07/30/07	3,155	3,175,652
Municipal Securities Trust Receipts RB (Salt River Project) Series 2006A DN (Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.63%(b)(c)	11/07/06	5,440	5,440,000
Pima County IDRB (El Dorado Hospital Project) Series 2004 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.59%(b)	11/07/06	5,400	5,400,000
Tempe Transportation Excise Tax RB Series 2006 DN (Royal Bank of Canada SBPA) (A-1+, VMIG-1)
3.58%(b)	11/07/06	2,500	2,500,000

			16,515,652

Arkansas — 0.9%
Arkansas Housing Finance Authority RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
3.61%(b)	11/07/06	15,400	15,400,000
Fort Smith Sales & Use Tax RB Series 2006 DN (FGIC Insurance) (AAA)
4.00%	09/01/07	5,280	5,297,767

			20,697,767

California — 0.9%
Coast Community College District Putter Series 1417 DN (FSA Insurance) (A-1+)
3.59%(b)(c)	11/02/06	3,005	3,005,000
Golden State Tobacco Securitization RB Series 2006Z-4 DN (FSA Insurance) (F-1+)
3.62%(b)(c)	11/07/06	5,040	5,040,000
Golden State Tobacco Securitization RB Series 2006Z-5 DN (AMBAC Insurance) (F-1+)
3.62%(b)(c)	11/07/06	940	940,000
Los Angeles Unified School District GO (ABN AMRO Munitops Trust Receipts) Series 2005-36 MB (Kredietbank LOC) (F-1+, AAA)
3.69%(b)(c)	06/14/07	12,995	12,995,000

			21,980,000

Colorado — 3.5%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
3.61%(b)	11/07/06	11,355	11,355,000
Colorado General Fund RB Series 2006 RAN (SP-1+)
4.50%	06/27/07	30,000	30,139,391
Colorado Health Facilities Authority RB (Total Long-Term Care Project) Series 2002 DN (U.S. Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	4,160	4,160,000
Colorado Housing & Finance Authority RB (Multi-Family Housing Grant Project) Series 2006A DN (Wells Fargo Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	2,000	2,000,000
Colorado Springs Utilities RB (Citibank Trust Receipts) Series 2005R ROC-II-457 DN (Citibank Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	7,465	7,465,000
Lower Colorado River Authority RB (Wachovia Merlots Trust Receipts) Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (Aaa, VMIG-1)
3.60%(b)(c)	11/07/06	2,000	2,000,000
Lower Colorado Texas River Authority RB Series 1999B MB (FSA Insurance)
6.00%	05/15/07	3,000	3,038,771
Regional Transportation Distribution Sales Tax RB (Eagle Project) Series 2006A-120Cl DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.61%(b)(c)	11/07/06	8,000	8,000,000
Regional Transportation District Sales RB Series 2006R-657 DN (VMIG-1)
3.60%(b)(c)	11/07/06	10,020	10,020,000
Regional Transportation District Sales Tax RB Eagle Series 2006A-0128 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.61%(b)(c)	11/07/06	4,400	4,400,000

			82,578,162

Delaware — 1.0%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (MTB Bank LOC) (A-1)
3.67%(b)	11/07/06	2,460	2,460,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC) (A-1)
3.70%(b)	11/07/06	2,000	2,000,000
Delaware Economic Development Authority RB (St. Edmonds Academy Project) Series 2005 DN (Mercantile Safe Deposit & Trust Bank LOC) (VMIG-1)
3.61%(b)	11/07/06	10,500	10,500,000
New Castle County Student Housing Authority RB (University Courtyard Appartments Project) Series 2005 DN (Bank of New York LOC) (VMIG-1)
3.61%(b)	11/07/06	4,900	4,900,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC) (A-1)
3.64%(b)	11/07/06	2,875	2,875,000

			22,735,000

District of Columbia — 0.2%
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.61%(b)	11/07/06	3,640	3,640,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
District of Columbia (continued)
District of Columbia Supplemental Student Loan RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (Aaa, VMIG-1)
3.59%(b)	11/07/06	$1,700	$1,700,000

			5,340,000

Florida — 2.4%
ABN AMRO Munitops Trust Receipts RB Series 2006 DN (MBIA Insurance) (VMIG-1)
3.60%(b)(c)	11/07/06	10,750	10,750,000
Florida Juvenile Department RB (Wachovia Merlot Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
3.60%(b)(c)	11/07/06	10,915	10,915,000
Florida Local Government Finance RB Series 2006 MB (A-1, P-1)
3.59%	12/01/06	12,670	12,670,000
Jacksonville Excise Tax RB (Bear Stearns Municipal Trust Certificates) Series 2002A-9049 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	8,760	8,760,000
Leesburg Hospital RB (Villages Regional Hospital Project) Series 2006 DN (Radian Asset Assurance, Inc. Guaranty) (A-1+, VMIG-1)
3.61%(b)	11/07/06	12,000	12,000,000
Miami Dade Expresway Authority Toll System RB Series 2006A-121 DN (AMBAC Insurance, Citibank N.A. LOC)
3.61%(b)(c)	11/07/06	2,740	2,740,000

			57,835,000

Georgia — 4.4%
American Public Energy Agency Nebraska Gas Supply RB Series 2005A DN (Societe Generale LOC) (A-1+, VMIG-1)
3.56%(b)	11/07/06	35,900	35,900,000
Appling County Development Authority PCRB (Oglethorpe Power Corp. Project) Series 2002 DN (MBIA Insurance, J.P. Morgan Chase Bank SBPA) (A-1+)
3.62%(b)	11/07/06	2,415	2,415,000
Athens-Clarke County Georgia University Government Development Authority RB (Monsignor Donovan High School Project) Series 2006 DN (Columbus Bank & Trust LOC) (F-1)
3.61%(b)	11/07/06	1,280	1,280,000
Atlanta Water & Wastewater (Citibank Eagle Trust Receipts) RB Series 2005 DN (FSA Insurance, Citibank Liquidty Facility) (A-1+)
3.61%(b)(c)	11/07/06	5,000	5,000,000
Atlanta Water & Wastewater RB Eagle Series 2006A DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.61%(b)(c)	11/07/06	4,600	4,600,000
Bibb County Methodist Home Development Authority RB Series 2001 DN (SunTrust Bank LOC) (VMIG-1)
3.57%(b)	11/07/06	2,940	2,940,000
Burke County GO Series 2006 BAN
3.58%	01/08/07	5,000	5,000,000
Burke County GO Series 2006 MB (AMBAC Insurance) (A-1+, VMIG-1)
3.58%	01/18/07	5,000	5,000,000
Clayton County Hospital Authority Anticipation Certificates RB Series 1998B DN (SunTrust Bank LOC) (Aa3)
3.57%(b)	11/07/06	1,805	1,805,000
Cobb County Development Authority RB (Boy Scouts of America Atlanta Project) Series 2001 DN (SunTrust Bank LOC) (VMIG-1)
3.57%(b)	11/07/06	3,000	3,000,000
Cobb County Development Authority RB (Highland Park Associates Project) Series 1998 DN (SunTrust Bank LOC) (Aa2)
3.57%(b)	11/07/06	2,650	2,650,000
Dekalb County Housing Authority Multi-Family Housing RB (Clairmont Crest Project) Series 1995 DN (Federal National Mortgage Assoc. Guaranty) (A-1+, VMIG-1)
3.63%(b)	11/07/06	400	400,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (Suntrust Bank LOC) (VMIG-1)
3.59%(b)	11/07/06	1,100	1,100,000
Fulton County Development Authority RB (Epstein School Project) Series 1997 DN (SunTrust Bank LOC) (Aa3)
3.57%(b)	11/07/06	1,900	1,900,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust LOC) (VMIG-1)
3.59%(b)	11/07/06	3,000	3,000,000
Fulton County Development Authority RB (Trinity School Project) Series 2001 DN (SunTrust Bank LOC) (VMIG-1)
3.57%(b)	11/07/06	2,000	2,000,000
Georgia GO Putters Series 2006-1500 DN (J.P. Morgan Chase Bank N.A. Liquidity Facility) (VMIG-1)
3.69%(b)(c)	11/07/06	3,400	3,400,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.64%(b)(c)	11/07/06	2,310	2,310,000
Georgia RB Series 2006-1499 DN (J.P. Morgan Chase Bank N.A. LOC) (VMIG-1)
3.69%(b)(c)	11/07/06	3,400	3,400,000
Gwinnett County Hospital Authority Anticipation Certificates RB Series 2002 DN (SunTrust Bank LOC) (A-1+)
3.57%(b)	11/07/06	3,000	3,000,000
Macon-Bibb County Hospital Authority RB (The Medical Center of Central Georgia Project) Series 1998 DN (SunTrust Bank LOC) (A-1+)
3.57%(b)	11/07/06	3,000	3,000,000
Medical Center Hospital Authority RB (Spring Harbor at Green Island Project) Series 2004 DN (Bank of Scotland LOC) (F-1+)
3.57%(b)	11/07/06	12,335	12,335,000

			105,435,000

Hawaii — 1.0%
Hawaii GO (Citibank Eagle Trust Receipts) Series 2002 DN (FSA Insurance) (A-1+)
3.61%(b)(c)	11/07/06	3,600	3,600,000
Hawaii GO Series 1996 MB (FSA Insurance) (AAA, Aaa)
6.00%	03/01/07	1,805	1,819,506

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Hawaii (continued)
Hawaii Municipal Securities Trust Certificates GO (Bear Stearns Municipal Trust Certificates) Series 2002A-9051 DN (FSA Insurance) (A-1)
3.63%(b)(c)	11/07/06	$9,990	$9,990,000
Hawaii Pacific Health Special Purpose RB (Department of Budget & Finance Project) Series 2004B DN (Radian Asset Assurance Guaranty, Bank of Nova Scotia Liquidity Facility) (A-1+, F-1+)
3.68%(b)	11/07/06	7,500	7,500,000

			22,909,506

Illinois — 5.2%
Central Lake County Action Water Agency RB (Wachovia Merlots Trust Receipts) Series 2003B-18 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	4,965	4,965,000
Chicago Board of Education GO (Wachovia Merlots Trust Receipts) Series 1999A-47 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (A-1)
3.60%(b)(c)	11/07/06	3,090	3,090,000
Chicago Board of Education Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	4,695	4,695,000
Chicago GO (Wachovia Merlots Trust Receipts) Series 2000W DN (AMBAC Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	2,000	2,000,000
Chicago O’Hare International Airport RB (Wachovia Merlot Trust Receipts) Series 2002A-25 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facitility) (VMIG-1)
3.60%(b)(c)	11/07/06	5,275	5,275,000
Chicago Park District RB (Citibank Eagle Tax Exempt Trust Receipts) Series 2002-1306 DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
3.61%(b)(c)	11/07/06	5,345	5,345,000
Chicago Sales Tax RB (Wachovia Merlots Trust Receipts) Series 2000AAA DN (FSA Insurance) (VMIG-1)
3.60%(b)(c)	11/07/06	5,000	5,000,000
Du Page County Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance, Bear Stearns SBPA) (A-1)
3.63%(b)(c)	11/07/06	15,970	15,970,000
Illinois Dedicated Tax RB (Macon Trust Certificates) Series 2002N DN (AMBAC Insurance) (A-1+)
3.66%(b)(c)	11/07/06	2,935	2,935,000
Illinois Educational Facilities Authority RB (Macon Trust Certificates) Series 2005D DN (Bank of America N.A. SBPA) (A-1+)
3.60%(b)(c)	11/02/06	2,780	2,780,000
Illinois Educational Facility Authority RB (Aurora University Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.67%(b)	11/07/06	1,800	1,800,000
Illinois Finance Authority RB (Landing at Plymouth Place Project) Series 2005C DN (LaSalle Bank LOC) (F-1+)
3.57%(b)	11/07/06	5,000	5,000,000
Illinois GO (Macon Trust Certificates) Series 2006L DN (Bank of America N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	3,500	3,500,000
Illinois GO (Wachovia Merlots Trust Reciepts) Series 2002 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	2,490	2,490,000
Illinois Health Facilities Authority Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	14,835	14,835,000
Lake County First Preservation District GO (Citibank Trust Receipts) Series 2003R ROC-II DN (Citibank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	1,980	1,980,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (Merrill Lynch P-Float Trust Receipts) Series 2005 PZ-9 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA) (F-1+)
3.63%(b)(c)(d)	11/07/06	12,555	12,555,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Series 2005Z-5 DN (MBIA Insurance, Goldman Sachs Liquidity Facility) (F-1+)
3.63%(b)(c)	11/07/06	4,405	4,405,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Series 2006Z-8 DN (MBIA Insurance, Goldman Sachs Liquidity Facility) (F-1+)
3.63%(b)(c)	11/07/06	6,325	6,325,000
Municipal Securities Trust Certificates GO Series 2006A-3004 DN (MBIA Insurance) (VMIG-1)
3.65%(b)	11/07/06	7,540	7,540,000
Regional Transportation Authority GO (Wachovia Merlots Trust Receipts) Series 2001A-86 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.60%(b)(c)	11/07/06	1,600	1,600,000
Rockford Industrial Development Authority RB (Trinity Learning Center Project) Series 2003 DN (Marshall & Isley LOC)
3.81%(b)	11/07/06	3,765	3,765,000
University of Illinois RB (Wachovia Merlots Trust Receipts) Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	3,500	3,500,000
Will County Community School District No. 365 GO (Goldman Sachs Trust Receipts) Series 2006Z TOCS-10 DN (FSA Insurance, Goldman Sachs Liquidity Facility) (F-1+)
3.63%(b)(c)	11/07/06	2,065	2,065,000

			123,415,000

Indiana — 3.6%
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Charter One Bank FSB LOC) (A-1+)
3.61%(b)	11/07/06	10,000	10,000,000
Indiana Health Facilities Financing Authority RB (Golden Years Homestead Project) Series 2004 DN (Wells Fargo Bank LOC) (A-1+)
3.57%(b)	11/07/06	1,035	1,035,000
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Indiana (continued)
Indiana Health Facilities Financing Authority RB (Henry County Hospital Project) Series 2002 DN (Fifth Third Bank, LOC) (A-1+)
3.61%(b)	11/07/06	$17,635	$17,635,000
Indiana Health Facilities Financing Authority RB (Memorial Hospital Project) Series 2004A DN (National City Bank of Indiana LOC) (A-1+)
3.61%(b)	11/07/06	20,435	20,435,000
Indiana Municipal Securities Trust Certificates RB (Bear Stearns Municipal Trust Receipts) Series 2001A DN (Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	11,115	11,115,000
Indiana State Educational Facilities Authority RB (Wabash College Project) Series 2003 DN (Bank One N.A. LOC) (VMIG-1)
3.63%(b)	11/07/06	2,520	2,520,000
Indiana Transportation Finance Authority Highway RB Series 2004 DN (FGIC Insurance, Bank of New York SBPA) (A-1+)
3.61%(b)(c)	11/07/06	4,000	4,000,000
Indianapolis Public Improvment RB (Goldman Sachs P-Floats Trust Receipts) Series 2006 PZ-7 DN (AMBAC Insurance, Goldman Sachs Liquidity Facility) (F-1+)
3.63%(b)(c)	11/07/06	4,080	4,080,000
Jasper County Economic Development Authority RB (Oak Grove Project) Series 2006 DN (Fifth Third Bank LOC) (A-1+)
3.61%(b)	11/07/06	4,800	4,800,000
Porter County Industrial Jail Building Corp. RB (Wachovia Merlots Trust Receipts) Series 2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
3.60%(b)(c)	11/07/06	7,130	7,130,000
Warren Township Vision 2005 School Building Corp. RB (Wachovia Merlots Trust Receipts) Series 2001A-52 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.60%(b)(c)	11/07/06	3,300	3,300,000

			86,050,000

Iowa — 1.4%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.75%(b)	11/07/06	8,000	8,000,000
Iowa Higher Education Loan Authority RB (Private College Project) Series 1985 DN (MBIA Insurance) (A-1+, VMIG-1)
3.67%(b)	11/07/06	1,600	1,600,000
Iowa Higher Educational Loan Authority RB Series 2006 DN (LaSalle Bank N.A. LOC) (A-1)
3.60%(b)	11/07/06	11,000	11,000,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.70%(b)	11/07/06	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank M.N. LOC)
3.70%(b)	11/07/06	4,500	4,500,000

			34,300,000

Kansas — 0.0%
Kansas Development Finance Authority RB (Water Pollution Control Revolving Project) Series 1997-11 MB (AAA, Aaa)
5.20%	05/01/07	1,080	1,090,044

Kentucky — 1.4%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.58%(b)	11/07/06	4,400	4,400,000
Kenton County Educational RB (Redwood Rehabilitation Center Project) Series 2004 DN (Fifth Third Bank LOC)
3.70%(b)	11/07/06	1,415	1,415,000
Kentucky Economic Development Finance Authority RB (Pooled Hospital Loan Program Project) Series 1998 DN (ACA, Bank One Kentucky Liquidity Facility)
3.58%(b)	11/07/06	25,000	25,000,000
Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Healthcare, Inc. Project) Series 2006 ROC-RR-II-651CE DN (Citibank Guaranty, Citibank N.A. Liquidty Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	2,555	2,555,000

			33,370,000

Louisiana — 2.8%
Louisiana GO Merlots Series 2006C-04 DN (FSA Insurance, Bank of New York SBPA) (A-1+)
3.60%(b)(c)	11/07/06	8,000	8,000,000
Louisiana GO Series 1997A MB (AAA, Aaa)
6.00%(e)	04/15/07	5,000	5,055,204
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty) (A-1+)
3.61%(b)	11/07/06	1,935	1,935,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital & Equipment Programs Project) Series 2003A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+)

3.66%(b)	11/07/06	22,435	22,435,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital & Equipment Programs Project) Series 2006A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+, Aaa)

3.66%(b)	11/07/06	20,000	20,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Housing Project) Series 2004A DN (Regions Bank LOC) (A-1)
3.64%(b)	11/07/06	4,000	4,000,000
Louisiana Public Facilities Authority RB (Tiger Athletic Foundation Project) Series 1999 DN (Regional Bank of Louisiana LOC) (A-1, F-1+)
3.57%(b)	11/07/06	300	300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Louisiana (continued)
Lousiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank N.A. LOC) (P-1)
3.61%(b)	11/07/06	$4,000	$4,000,000

			65,725,204

Maryland — 2.3%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.61%(b)	11/07/06	5,700	5,700,000
Howard County RB (Glenelg Country School Project) Series 2001 DN (Mercantile Safe & Deposit Trust Co. LOC) (A-1)
3.58%(b)	11/07/06	2,100	2,100,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
3.61%(b)	11/07/06	3,330	3,330,000
Maryland Health & Higher Education Facilities Authority RB (Doctors’ Community Hospital Issue Project) Series 1999 DN (M&T Bank Corp. LOC) (A-1)
3.62%(b)	11/07/06	3,770	3,770,000
Maryland Health & Higher Education Facilities Authority RB (Doctors Community Hospital Project) Series 1997 DN (M&T Bank Corp. LOC) (A-1)
3.62%(b)	11/07/06	5,125	5,125,000
Maryland State Health & Higher Educational Facilities Authority RB (Adventist Healthcare Project) Series 2005A DN (LaSalle Bank LOC) (VMIG-1)
3.57%(b)	11/07/06	10,000	10,000,000
Maryland State Health & Higher Educational Facilities Authority RB Series 2006 MB (Wachovia Bank LOC)
3.53%	01/09/07	10,000	10,000,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC) (A-1)
3.62%(b)	11/07/06	8,715	8,715,000
Montgomery County RB (Imagination Stage, Inc. Facility Project) Series 2002 DN (M&T Bank Corp. LOC) (A-1)
3.64%(b)	11/07/06	3,770	3,770,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.64%(b)	11/07/06	2,600	2,600,000

			55,110,000

Massachusetts — 3.3%
Malden GO Series 2006 BAN (A-1+)
4.25%	11/17/06	5,000	5,001,280
Massachusetts State Health & Educational Facilities RB (Partners Healthcare Systems Project) Series 2005F-4 DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.56%(b)	11/07/06	33,270	33,270,000
Massachusetts State School Building Authority Dedicated Sales Tax RB (Putters Series 1052) Series 2005 DN (FSA Liquidity Facility) (A-1+)
3.59%(b)(c)	11/07/06	8,850	8,850,000
Massachussetts GO Series 2006A DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.63%(b)	11/01/06	10,000	10,000,000
Medford GO Series 2006 BAN (SP-1+, MIG-1)
4.00%	11/01/06	1,000	1,000,000
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	11,163	11,221,858
Somerville GO Series 2006 BAN (SP-1+, MIG-1)
4.00%	12/18/06	3,345	3,346,920
Worcester GO Series 2006 BAN (SP-1+, MIG-1)
4.25%	11/10/06	6,050	6,051,416

			78,741,474

Michigan — 1.2%
ABN AMRO Munitops Trust Receipts RB Series 2006-61 DN (AMBAC Insurance, ABN AMRO Bank SBPA) (F-1+)
3.60%(b)(c)	11/07/06	5,000	5,000,000
Detriot Water Supply System RB Series 2006R-9038 DN (FSA Insurance, Citibank N.A. LOC) (VMIG-1)
3.60%(b)(c)	11/07/06	6,900	6,900,000
Detroit Sewer Authority RB (RBC Municipal Products, Inc. Project) Series 2006I-2 DN (FSA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.61%(b)(c)	11/07/06	3,500	3,500,000
Garden City Hospital Finance Authority RB (Garden City Hospital Project) Series 1996A DN (National City Bank N.A. LOC) (A-1+)
3.60%(b)	11/07/06	2,050	2,050,000
Grand Valley Michigan State University RB Series 2005 DN (XLCA Insurance, Depfa Bank PLC SBPA) (A-1+)
3.58%(b)	11/07/06	2,000	2,000,000
Kalamazoo Education Authority RB (Friendship Village Project) Series 1997A DN (Fifth Third Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	3,005	3,005,000
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank LOC) (A-1)
3.65%(b)	11/07/06	5,335	5,335,000

			27,790,000

Minnesota — 1.5%
Midwest Consortium of Municipal Utilities RB Series 2005B DN (U.S. Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	4,300	4,300,000
Midwest Consortium of Municipal Utilities RB Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	3,640	3,640,000
Minneapolis & St. Paul Airport RB (Wachovia Merlots Trust Receipts) Series 2000A DN (FGIC Insurance) (VMIG-1)
3.60%(b)(c)	11/07/06	4,985	4,985,000
Minnesota Public Facilities Authority Water PCRB (Wachovia Merlots Trust Receipts) Series 2002A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	14,710	14,710,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Minnesota (continued)
West St. Paul ISD Number 197 RB (CitiGroup Trust Receipts) Series 6506-ROC-R-II DN (Citibank SBPA) (A-1+)
3.60%(b)(c)	11/07/06	$7,135	$7,135,000

			34,770,000

Mississippi — 1.6%
Medical Center Educational Building Corp. RB (Adult Hospital Project) Series 2001 DN (AMBAC Insurance) (A-1)
3.57%(b)	11/07/06	9,800	9,800,000
Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, AmSouth Bank of Alabama SBPA) (A-1)
3.66%(b)	11/07/06	3,575	3,575,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.66%(b)	11/07/06	10,650	10,650,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2005 DN (AMBAC Insurance) (A-1+)
3.66%(b)	11/02/06	15,000	15,000,000

			39,025,000

Missouri — 1.8%
Jackson County Special Obligation RB Series 2006R-663 DN (VMIG-1)
3.60%(b)(c)	11/07/06	10,115	10,115,000
Kansas City IDRB (Ewing Marion Kauffman Project) Series 1997A DN (A-1+)
3.64%(b)	11/01/06	7,850	7,850,000
Missouri Board Public Buildings Special Obligation RB Series 2006-1501 DN (J.P. Morgan Chase Bank N.A. LOC) (VMIG-1)
3.60%(b)(c)	11/07/06	7,335	7,335,000
Missouri Development Finance Board Lease RB Series 1999 DN (Aegon, TransAmerican Life Insurance) (A-1+)
3.67%(b)	11/07/06	17,205	17,205,000

			42,505,000

Nebraska — 0.3%
Omaha GO (Citibank Eagle Trust Receipts) Series 2004A DN (Citibank SBPA) (A-1+)
3.61%(b)(c)	11/07/06	8,000	8,000,000

Nevada — 1.1%
Clark County Airport RB (ABN-AMRO Munitops Trust Certificates) Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	05/24/07	4,995	4,995,000
Clark County School District Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.63%(b)(c)	11/07/06	12,480	12,480,000
Reno Capital Improvement RB (Bear Stearns Trust Certificates) Series 2002A DN (FGIC Insurance, Bear Stearns LOC) (A-1)
3.63%(b)(c)	11/07/06	7,600	7,600,000

			25,075,000

New Hampshire — 0.3%
New Hampshire Health & Educational Facilities Authority RB (Southern New Hampshire Medical Center Project) Series 2004B DN (Radian Asset Assurance Guaranty, Fleet Bank SBPA) (A-1+)
3.61%(b)	11/07/06	7,000	7,000,000

New Jersey — 1.2%
Jersey City Redevelopment Authority RB (Dixon Hills Project) Series 2000A DN (Federal National Mortgage Assoc. Guaranty, Federal National Mortgage Assoc. Liquidity Facility) (A-1+)
3.59%(b)	11/07/06	1,200	1,200,000
Mercer County Improvement Authority RB (Atlantic Foundation Project) Series 1998 DN (Bank of America N.A. LOC) (A-1+)
3.51%(b)	11/07/06	3,120	3,120,000
New Jersey Economic Development Authority RB (Citibank P-Float Trust Receipts) Series 2004 ROC-II-R-309 DN (Assured Guaranty Corp. Insurance, Citibank N.A. SBPA) (A-2, VMIG-1)
3.61%(b)(c)	11/07/06	10,500	10,500,000
New Jersey Transportation Trust Fund Capital Appreciation RB (Transportation System Project) Series 2006C DN (MBIA Insurance) (VMIG-1)
3.65%(b)	11/07/06	11,360	11,360,000
New Jersey Transportation Trust Fund RB Series 2006Z DN (FSA Insurance) (F-1+)
3.62%(b)(c)	11/07/06	1,860	1,860,000

			28,040,000

New Mexico — 0.6%
ABN AMRO Munitops Trust Receipts RB Series 2005-42 DN (AMBAC Insurance) (F-1+)
3.60%(b)(c)	11/07/06	10,290	10,290,000
New Mexico Financial Authority RB (Cigarette Tax Project) Series 2004B DN (MBIA Insurance, Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.63%(b)	11/07/06	3,115	3,115,000

			13,405,000

New York — 8.2%
Cayuga County Hospital Improvement Corp. Lehman COP Series 200D-L1 DN (Lehman Liquidity LLC SBPA) (A-1+)
3.60%(b)(c)	11/07/06	13,900	13,900,000
City of New York Transitional Finance Authority Future Tax Secured RB Series 2001A DN (J.P. Morgan Chase Bank SBPA) (A-1+, VMIG-1)
3.54%(b)	11/07/06	6,500	6,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (continued)
City of New York Transitional Finance Authority RB Series 2003-2D DN (Lloyds Bank Liquidity Facility) (A-1+, VMIG-1)
3.50%(b)	11/07/06	$900	$900,000
Dormitory Authority of the State of New York RB (Teresian House Housing Corp. Project) Series 2003 DN (Lloyds Bank LOC) (A-1+)
3.55%(b)	11/07/06	10,475	10,475,000
Dormitory Authority RB (Glen Eddy, Inc. Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
3.55%(b)	11/07/06	7,000	7,000,000
Metropolitan Pier & Exposition Authority RB (Bear Stearns Trust Certificates) Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.65%(b)(c)	11/07/06	8,985	8,985,000
New York City Transitional Finance Authority RB (Citibank Trust Receipts) Series 2005R ROC-II-465 DN (Citibank Liquidity Facility) (A-1+)
3.25%(b)(c)	11/07/06	10	10,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1999B-3 DN (Banc One LOC) (A-1+, VMIG-1)
3.54%(b)	11/07/06	26,890	26,890,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1998A-1 DN (WestLB AG SBPA) (A-1+, VMIG-1)
3.54%(b)	11/07/06	4,600	4,600,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B DN (Bank of New York LOC) (A-1+, VMIG-1)
3.63%(b)	11/01/06	43,270	43,270,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002A-1 DN (Landesbank Hessen Bank N.A. LOC) (A-1+, VMIG-1)
3.57%(b)	11/07/06	10,730	10,730,000
New York GO Series 2005E-3 DN (Bank of America LOC) (A-1+, VMIG-1)
3.54%(b)	11/07/06	2,300	2,300,000
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.61%(b)	11/07/06	11,565	11,565,000
Triborough Bridge & Tunnel Authority RB (Credit Locale de France LOC) Series 2003B DN (A-1+, VMIG-1)
3.53%(b)	11/07/06	45,000	45,000,000
Triborough Bridge & Tunnel Authority RB Series 2006 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.56%(b)	11/07/06	3,200	3,200,000

			195,325,000

North Carolina — 4.7%
Charlotte Water & Sewer Systems RB Series 2006B DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.54%(b)	11/07/06	53,900	53,900,000
Fayetteville Public Works Commission RB Series 2003 DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.56%(b)	11/07/06	1,400	1,400,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.59%(b)	11/07/06	315	315,000
Mecklenburg County GO Series 1996C DN Series 1996C DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.56%(b)	11/07/06	900	900,000
North Carolina Capital Facilities Finance Agency Educational Facilities (Country Day School Project) RB Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.59%(b)	11/07/06	6,900	6,900,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB Series 2001 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.59%(b)	11/07/06	1,940	1,940,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB Series 2006 DN (Branch Banking & Trust Co. LOC)
3.59%(b)	11/07/06	1,125	1,125,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA) (A-1)
3.60%(b)(c)	11/07/06	5,500	5,500,000
North Carolina Medical Care Commission Health Care Facilities RB (Carolina Meadows, Inc. Project) Series 2004 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.59%(b)	11/07/06	2,900	2,900,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking & Trust Co. LOC) (A-1)
3.68%(b)	11/07/06	5,910	5,910,000
North Carolina Medical Care Commission Retirement Facilities RB (Brookwood Project) Series 2001C DN (Branch Banking & Trust Co. LOC) (A-1)
3.68%(b)	11/07/06	4,500	4,500,000
North Carolina Medical Care Community Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust LOC) (VMIG-1)
3.59%(b)	11/07/06	2,640	2,640,000
North Carolina State Highway GO Series 2003 MB (AAA, Aa1)
5.00%	05/01/07	2,500	2,515,628
University of North Carolina RB (Eagle Trust Receipts) Series 2005A DN (Citibank Liquidity Facility) (A-1+)
3.61%(b)(c)	11/07/06	10,000	10,000,000
University of North Carolina RB (UNC at Chapel Hill Project) Series 2001C DN (A-1+, VMIG-1)
3.50%(b)	11/07/06	255	255,000
University of North Carolina RB Series 2005-52 DN (Munitops Trust Receipts, ABN AMRO SBPA) (VMIG1)
3.60%(b)(c)	11/07/06	5,995	5,995,000
Wake County GO Series 2004 MB (AAA, Aaa)
4.00%	03/01/07	4,500	4,505,567

			111,201,195

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio — 4.3%
ABN AMRO Munitops Certificates Trust GO Series 2006-37 DN (MBIA Insurance, ABN AMRO Bank SBPA) (VMIG-1)
3.60%(b)	11/07/06	$6,995	$6,995,000
Akron Income Tax RB (Community Learning Centers Project) Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.60%(b)(c)	11/07/06	31,530	31,530,000
Clark County Multi-Family RB (Masonic Home Project) Series 1999 DN (AMBAC Insurance, KeyBank N.A. LOC) (VMIG-1)
3.59%(b)	11/07/06	6,775	6,775,000
Delaware County Port Authority Economic Development RB (Columbus Zoological Park Project) Series 2006 DN (JP Morgan Chase LOC)
3.61%(b)	11/07/06	1,850	1,850,000
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank LOC) (A-1+)
3.62%(b)	11/07/06	5,700	5,700,000
Franklin County Health Care Facilities RB (Ohio Presbyterian Improvement Project) Series 2006A DN (Huntington National Bank LOC) (A-1)
3.60%(b)	11/07/06	6,000	6,000,000
Franklin County Municipal Securities Trust Certificates RB Series 2002A-9047 DN (AMBAC Insurance, Bear Stearns SBPA) (A-1)
3.61%(b)(c)	11/07/06	2,600	2,600,000
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
3.58%(b)	11/07/06	290	290,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (J.P. Morgan Chase Bank LOC) (VMIG-1)
3.56%(b)	11/07/06	6,450	6,450,000
Hamilton Health Care Facilities RB (Import- Episcopal Project) Series 2005A DN (KeyBank N.A. LOC) (A-1, VMIG-1)
3.56%(b)	11/07/06	900	900,000
Jackson County RB (Hospital Facilities Project) Series 2005 DN (Radian Insurance, Fifth Third Bank N.A. LOC) (AA, F-1+)
3.60%(b)	11/07/06	7,190	7,190,000
Montgomery County Healthcare Facilities RB Series 2002 DN (Bank One N.A. LOC)
3.66%(b)	11/07/06	2,500	2,500,000
Ohio State University GO Series 2006 BAN
3.56%	01/12/07	11,000	11,000,000
Toledo City Services Special Assessment Notes GO Series 2006 DN (State Street Bank & Trust Co. LOC) (MIG-1)
3.56%(b)	11/07/06	2,000	2,000,000
University of Cincinnati RB Series 2004B DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.56%(b)	11/07/06	2,600	2,600,000
University of Toledo RB (Societe Generale Trust Receipts) Series 2001 SGA-125 DN (FGIC Insurance, Societe Generale Liquidity Facility) (A-1+)
3.61%(b)(c)	11/07/06	5,600	5,600,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC)
3.64%(b)	11/07/06	2,535	2,535,000

			102,515,000

Oklahoma — 0.2%
Oklahoma Independent School District No. 89 GO Series 2002 MB (FGIC Insurance) (AAA, Aaa)
5.00%	02/01/07	3,000	3,010,828
Oklahoma Industrial Authority RB (Casady School Project) Series 2001 DN (Bank One N.A. LOC)
3.75%(b)	11/07/06	2,235	2,235,000

			5,245,828

Oregon — 0.2%
Forest Grove Student Housing RB (Oak Tree Foundation Project) Series 2006A DN (KeyBank N.A. LOC) (VMIG-1)
3.59%(b)	11/07/06	4,200	4,200,000

Pennsylvania — 5.2%
Allegheny County Hospital Development Authority RB (Putter Trust Receipts) Series 1281 DN (FGIC Insurance, J.P. Morgan Liquidity Facility) (A-1)
3.60%(b)(c)	11/02/06	3,200	3,200,000
Butler County IDA (Concordia Lutheran Project) Series 2000B DN (Radian Credit Agreement) (A-1+)
3.59%(b)	11/02/06	100	100,000
City of Philadelphia GO Series 2006 MB (A-1+, P-1)
3.50%	11/03/06	10,000	10,000,000
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 DN (KBC Bank N.V. LOC) (F-1+)
3.60%(b)	11/07/06	10,000	10,000,000
Delaware County IDRB (The Agnes Irwin School Project) Series 2003 DN (Citizens Bank LOC) (VMIG-1)
3.58%(b)	11/07/06	290	290,000
Delaware Valley IDRB (Citibank Trust Receipts) Series 2001 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.61%(b)(c)	11/07/06	5,000	5,000,000
Delaware Valley Regional Finance Authority Local Government RB Series 1985B DN (National Australia Bank LOC) (A-2, VMIG-1)
3.57%(b)	11/07/06	2,800	2,800,000
Harrisburg Authority School RB (Harrisburg Project) Series 2003 DN (AMBAC Insurance, Westdeutsche Landesbank Girozentrale Liquidity Facility) (A-1+)
3.56%(b)	11/07/06	44,750	44,750,000
Lawrence County IDRB (Villa Maria Project) Series 2003 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.59%(b)	11/07/06	5,345	5,345,000
Pennsylvania Higher Educational Facilities Authority RB (Student Assoc. Housing, Inc. Project) Series 2006A DN (Citizens Bank of PA LOC) (VMIG-1)
3.56%(b)	11/07/06	4,300	4,300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
Philadelphia Authority IDRB (Municipal Trust Certificates) Series 2001-9016A DN (FGIC Insurance, Bear Stearns Captial Markets Liquidity Facility) (A-1)
3.61%(b)(c)	11/07/06	$5,500	$5,500,000
Philadelphia City Gas Works RB Series 2006-6 DN (FSA Insurance, Multiple SBPA’s) (A-1+)
3.57%(b)	11/07/06	4,000	4,000,000
Philadelphia IDRB (Gift of Life Donor Program Project) Series 2003 DN (Commerce Bank N.A. LOC) (A-1, VMIG-1)
3.59%(b)	11/07/06	5,430	5,430,000
Union County Hospital Authority RB (Evangelical Community Hospital Project) Series 2001 MB (Fleet National Bank SPBA, Radian Asset Assurance, Inc.) (A-1)
3.40%(b)	02/01/07	9,610	9,610,000
Upper Merion General Authority Lease RB Series 2003 DN (Commerce Bank N.A. LOC) (VMIG-1)
3.59%(b)	11/07/06	2,295	2,295,000
Washington County Authority RB (Girard Estate Refunding Project) Series 1999 DN (Chase Manhattan LOC) (A-1+)
3.60%(b)	11/07/06	7,800	7,800,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC) (A-2)
3.64%(b)	11/07/06	1,810	1,810,000

			122,230,000

Puerto Rico — 0.4%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB (Wachovia Merlots) Series 2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
3.32%(b)(c)	11/15/06	3,840	3,840,000
Commonwealth of Puerto Rico RB (RBC Municipal Products, Inc. Trust Receipts) Series 2006 DN (AMBAC Insurance) (A-1+)
3.58%(b)(c)	11/07/06	6,100	6,100,000

			9,940,000

South Carolina — 2.4%
Charleston Waterworks & Sewer Capital Improvement RB Series 2006B DN (Wachovia Bank N.A. SBPA) (A-1+)
3.57%(b)	11/07/06	7,000	7,000,000
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning RB (Allen University Project) Series 2005A DN (National Bank of South Carolina LOC) (F-1)
3.61%(b)	11/07/06	4,000	4,000,000
Greenville County School District RB (UBS Muni Project) Series 2006-02 DN (Assured Guaranty Credit Support, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.60%(b)(c)	11/02/06	7,440	7,440,000
Medical University Hospital Authority RB Series 2005A-5 DN (MBIA Insurance, Bank of America N.A. SBPA) (VMIG-1)
3.61%(b)(c)	11/07/06	16,000	16,000,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Community Care, Inc. Project) Series 2006 DN (National Bank of South Carolina LOC) (A-1)
3.61%(b)	11/07/06	4,000	4,000,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Oconee Memorial Hospital Project) Series 2005A DN (Radian Asset Assurance, Inc.) (VMIG-1)
3.61%(b)	11/07/06	8,000	8,000,000
South Carolina Transitional Infrastructure RB (ABN-AMRO Munitops Trust Certificates) Series 2002A DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	10,475	10,475,000

			56,915,000

Tennessee — 2.1%
City of Chattanooga Health, Education & Housing Facility Board RB Series 1999 DN (AmSouth Bank of Alabama LOC) (A-1)
3.68%(b)	11/07/06	12,400	12,400,000
Cleveland IDRB (YMCA Metropolitan Chattanooga Project) Series 1999 DN (SunTrust Bank LOC) (Aa2)
3.57%(b)	11/07/06	1,400	1,400,000
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC) (VMIG-1)
3.62%(b)	11/07/06	1,805	1,805,000
Knoxville Waste Water System RB (Putters Project) Series 2006-1292 DN (MBIA Insurance) (A-1)
3.61%(b)(c)	11/07/06	8,090	8,090,000
Memphis GO Series 1995A DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.75%(b)	11/07/06	100	100,000
Metropolitan Government of Nashville & Davidson County Health & Education Board RB (Ascension Health Credit Project) Series 2001B-2 MB (A-1+, VMIG-1)
3.40%	01/03/07	3,500	3,500,000
Metropolitan Government of Nashville & Davidson County Health & Education Board RB (Belmont University Project) Series 1997 DN (SunTrust Bank LOC) (VMIG-1)
3.57%(b)	11/07/06	3,000	3,000,000
Metropolitan Government of Nashville & Davidson County IDRB (Trevecca Nazarene Project) Series 2003 DN (SunTrust Bank LOC) (VMIG-1, F-1+)
3.57%(b)	11/07/06	4,800	4,800,000
Shelby County GO Series 2006 BAN
3.52%	12/08/06	15,000	15,000,000
Washington County IDRB (Springbrook Properties Project) Series 1996 DN (SunTrust Bank LOC) (A-1+, VMIG-1)
3.57%(b)	11/07/06	600	600,000

			50,695,000

Texas — 11.1%
ABN AMRO Munitops Certificates GO (Pasadena Independent School District Project) Series 2006-57 DN (PSF Guaranty, ABN AMRO Bank SPBA) (VMIG-1)
3.61%(b)(c)	11/07/06	10,690	10,690,000
Austin Convention Enterprises, Inc. RB (Citibank Trust Receipts) Series 2006R ROC-II-511CE DN (Citigroup Guaranty) (VMIG-1)
3.60%(b)(c)	11/07/06	9,200	9,200,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Texas (continued)
Austin Water & Wastewater RB (RBC Municipal Products, Inc. Project) Series 2006I-4 DN (MBIA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.60%(b)(c)	11/07/06	$7,900	$7,900,000
Austin Water & Wastewater System RB (Wachovia Merlots Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
3.60%(b)(c)	11/07/06	2,475	2,475,000
Central Texas RB (HFDC, Inc. Retirement Facilities Project) Series 2006B DN (BNP Paribas LOC) (F-1+)
3.58%(b)	11/07/06	5,000	5,000,000
Clear Creek ISD GO Series 2005-04 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.58%(b)(c)	11/07/06	5,100	5,100,000
Comal ISD GO Series 2005 DN (Bank of New York LOC) (A-1, VMIG-1)
3.64%(b)(c)	11/07/06	2,395	2,395,000
Dallas Independent School District Building GO Munitops Series 2006-8 DN (PSF Guaranty, ABN AMRO Bank SBPA) (VMIG-1)
3.61%(b)(c)	11/07/06	11,565	11,565,000
De Soto ISD RB (Citigroup Trust Receipts) Series 2004R-2107-ROC-II DN (PSF Guaranty, Citigroup Global Markets Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	6,090	6,090,000
Eagle Mountain & Saginaw ISD GO (Municipal Securities Trust Receipts) Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Liquidity Facility) (A-1+)
3.63%(b)(c)	11/01/06	4,000	4,000,000
Harris County RB (Citibank Trust Receipts) Series 2002-1029-ROC-II DN (FSA Insurance) (A-1+)
3.60%(b)(c)	11/07/06	1,880	1,880,000
Harrison County Health Facilities Development Corp. RB (Marshall Regional Medical Center Project) Series 2006 DN (AmSouth Bank N.A. LOC) (VMIG-1)
3.66%(b)	11/07/06	10,000	10,000,000
Houston ISD Putters Trust Receipts GO Series 2005 DN (PSF Guaranty) (J.P. Morgan Chase Bank N.A. LOC) (VMIG-1)
3.60%(b)(c)	11/07/06	5,340	5,340,000
Houston Water & Sewer Trust Certificates RB Series 2006A-5015 MB (MBIA Insured, Branch Banking & Trust Liquidity Facility) (VMIG-1)
3.85%(b)(c)	06/21/07	14,940	14,940,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 MB (Chevron Corp. Guaranty) (A-1+, P-1)
3.63%(b)	02/15/07	9,395	9,395,000
Municipal Securities Pool Trust Receipts GO Series 2005A-234 BAN (PSF Guaranty, Bear Stearns SBPA) (VMIG-1)
3.65%(b)(c)	11/07/06	7,305	7,305,000
Rio Grande Constitution Independent School District RB Putters Series 2006-1494 DN (PSF Guaranty, J.P. Morgan Chase Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	3,145	3,145,000
Socorro ISD GO (Citigroup Trust Receipts) Series 2005 ROC-II R-2222 DN (PSF Guaranty) (F-1+)
3.60%(b)(c)	11/07/06	2,490	2,490,000
Texas A&M University RB (Citibank Trust Receipts) Series 2003R-4005 ROC-II DN (Citibank Liquidity Facility, Texas Permanent School Funding) (VMIG-1)
3.60%(b)(c)	11/07/06	4,955	4,955,000
Texas GO (Morgan Stanley Trust Receipts) Series 2005-1147 DN (Morgan Stanley SBPA) (F-1+)
3.60%(b)(c)	11/07/06	4,010	4,010,000
Texas GO (Municipal Trust Receipts) Series 2005A SGB-58 DN (Societe Generale Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	5,900	5,900,000
Texas GO Series 2006 RAN (SP-1+, MIG-1, F-1+)
4.50%	08/31/07	90,750	91,435,355
Texas Power Agency GO Series 2006 BAN
3.54%	01/08/07	6,000	6,000,000
Texas Tech University RB (Bear Stearns Trust Receipts) Series 2002A DN (MBIA Insurance) (A-1)
3.63%(b)(c)	11/07/06	13,630	13,630,000
University of Texas Permanent University Fund RB (Citibank Trust Receipts) Series 2005-ROC- II-R-2194 DN (Liquidity Facility Citigroup) (VMIG-1)
3.60%(b)(c)	11/07/06	11,860	11,860,000
University of Texas RB (Wachovia Merlots Trust Receipts) Series 2003B-14 DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	6,240	6,240,000

			262,940,355

Utah — 0.2%
Intermountain Power Agency Power Supply RB Series 1985E DN (AMBAC Insurance, Morgan Stanley Bank SBPA) (A-1+, VMIG-1)
3.60%(b)	11/01/06	3,260	3,260,000
Jordanelle Special Services District RB (Tuhaye Project) Series 2005 DN (Wells Fargo Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	2,300	2,300,000

			5,560,000

Vermont — 0.8%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (Key Bank N.A. LOC)
3.64%(b)	11/07/06	7,775	7,775,000
Winooski Special Obligation Bonds Series 2006A DN (TD BankNorth N.A. LOC) (VMIG-1)
3.65%(b)	11/01/06	10,150	10,150,000

			17,925,000

Virginia — 0.4%
Fairfax Economic Development Authority RB (Retirement Greenspring Project) Series 2006B DN (Wachovia Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	1,100	1,100,000
Hampton Roads Regional Jail Authority Facilities RB (Citibank Trust Receipts) Series 2004 ROC-RR-II-R-2156 DN (MBIA Insurance, Citibank Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	1,400	1,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Virginia (continued)
Harrisburg Industrial Development Authority RB Series 2006A DN (Sovereign Bank, Citibank N.A. LOC) (A-1+)
3.65%(b)	11/07/06	$6,620	$6,620,000
Virginia Public School Authority RB (ROC Trust Receipts) Series 2003R-4050-ROC-II DN (Citigroup Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	100	100,000

			9,220,000

Washington — 2.6%
King County School District Bear Stearns Municipal Securities Trust Certificates RB (Highline Public Schools Project) Series 2002 DN (FGIC Insurance) (A-1)
3.63%(b)(c)	11/07/06	11,750	11,750,000
King County Sewer RB (Jr. Lien Multi-Modal) Series 2006 DN (MBIA Insurance) (A-1, VMIG-1)
3.55%(b)	11/07/06	4,700	4,700,000
Seattle GO (Bear Stearns Municipal Trust Receipts) Series 2003 SGA-142 DN (Societe Generale SBPA) (A-1+)
3.63%(b)(c)	11/07/06	4,000	4,000,000
Seattle Municipal Light & Power RB (Wachovia Merlots Trust Receipts) Series 2001A-56 DN (FSA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	7,380	7,380,000
Spokane County School District No. 081 GO (Citibank Trust Receipts) Series 2003R-ROC- II-4000 DN (FSA Insurance, Citibank Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	3,550	3,550,000
Washington GO (Piper Jaffray Trust Certificates) Series 2002G DN (Bank of New York LOC) (VMIG-1)
3.61%(b)(c)	11/07/06	5,170	5,170,000
Washington State Health Care Facilities Authority RB (Seattle Cancer Care Projects) Series 2005 DN (Key Bank N.A. LOC) (A-1)
3.59%(b)	11/02/06	4,250	4,250,000
Washington State Housing Finance Committee Non-Profit Housing RB (YMCA Tacoma & Pierce Project) Series 1998A DN (Key Bank N.A. LOC) (A-1, VMIG-1)
3.59%(b)	11/07/06	3,155	3,155,000
Washington State Housing Finance Committee Non-Profit Housing RB (YMCA Tacoma & Pierce Project) Series 1998B DN (Key Bank N.A. LOC) (A-1, VMIG-1)
3.59%(b)	11/07/06	4,290	4,290,000
Washington State Merlot Trust Receipts DN (Wachovia Bank SBPA) (A-1+)
3.60%(b)	11/07/06	12,500	12,500,000

			60,745,000

West Virginia — 0.2%
West Virginia Economic Development Authority RB (Juvenile Correctional Project) Series 2002A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	4,990	4,990,000

Wisconsin — 1.8%
Appleton Redevelopment Authority RB (Fox City Project) Series 2001B DN (Bank One N.A. LOC) (VMIG-1)
3.63%(b)	11/07/06	8,100	8,100,000
Southeast Wisconsin Professional Baseball Park RB (Wachovia Merlots Trust Receipts) Series 2000Y DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	5,280	5,280,000
Wisconsin Health & Educational Facilities Authority RB (Froedtert & Community Health Project) Series 2005C DN (AMBAC Insurance, Morgan Stanley SBPA) (A-1+, F-1+)
3.55%(b)	11/07/06	13,535	13,535,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (Marshall & Ilsley Bank LOC) (A-1)
3.60%(b)	11/07/06	2,305	2,305,000
Wisconsin Health & Educational Facilities Authority RB (St. John’s Community Project) Series 2005 DN (Radian Asset Assurance, Inc.) (F-1)
3.60%(b)	11/07/06	4,700	4,700,000
Wisconsin Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (Marshall & Ilsley Bank LOC) (A-1)
3.60%(b)	11/07/06	9,800	9,800,000

			43,720,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 93.7% (Cost $2,224,530,187)			2,224,530,187

AFFILIATED INVESTMENTS — 5.8%
Chesterfield County IDRB (Merrill Lynch P-Float Trust Receipts) Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty)
3.64%(b)(c)(d)	11/07/06	24,995	24,995,000
Chesterfield County IDRB (Merrill Lynch P-Float Trust Receipts) Series 2004 PT-2133 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)
3.64%(b)(c)(d)	11/07/06	9,750	9,750,000
Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen SBPA)
3.61%(b)	11/07/06	8,815	8,815,000
Hamilton County Hospital Facilities RB (Merrill Lynch P-Float Trust Receipts) Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty)
3.64%(b)(c)(d)	11/07/06	3,880	3,880,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONCLUDED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS (Continued)
Kentucky Economic Development Finance Authority RB (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch SBPA, National Australia Bank LOC)
3.64%(b)(c)(d)	11/07/06	$28,000	$28,000,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (Merrill Lynch P-Float Trust Receipts) Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA)
3.62%(b)(c)(d)	11/07/06	5,610	5,610,000
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale SBPA)
3.69%(b)(c)	11/07/06	5,370	5,370,000
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Societe Generale SBPA)
3.69%(b)(c)	11/07/06	2,590	2,590,000

New Jersey Economic Development Authority RB (Landesbank Hessen-Thuringen Girozentrale P-Float Trust Receipts) Series 2004 MT-035 DN (Assured Guaranty Corp. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)

3.58%(b)(c)	11/07/06	2,200	2,200,000
New Jersey Health Care Facilities Financing Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)
3.61%(b)(c)(d)	11/07/06	2,320	2,320,000
Pennsylvania Higher Educational Facilities Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2004 MT-042 DN (Lloyds Bank LOC, Merrill Lynch Capital Services SBPA)
3.62%(b)(c)(d)	11/07/06	7,100	7,100,000
Pinellas County Housing Finance Authority RB Series 2004A DN (CDC Funding Insurance, Rabobank SBPA)
3.63%(b)(c)	11/07/06	2,425	2,425,000
Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)
3.66%(b)(c)(d)	11/07/06	3,160	3,160,000
San Diego Public Facilities Financing Authority Lease RB (Merrill Lynch P-Float Trust Receipts) Series 2002 PPT-1002C DN (AMBAC Insured, Merrill Lynch Capital Services SBPA)
3.61%(b)(c)(d)	11/02/06	19,755	19,755,000
Triborough Bridge & Tunnel Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility)
3.61%(b)(c)(d)	11/07/06	5,000	5,000,000
Washington County Housing & Redevelopment Authority Multi-Family RB (Federal Home Loan Mortgage Corp. P-Float Trust Receipts) Series 2005 MT-154 DN (Federal Home Loan Mortgage Corp. Guaranty)
3.62%(b)(c)	11/07/06	6,995	6,995,000

TOTAL AFFILIATED INVESTMENTS (Cost $137,965,000)			137,965,000

TOTAL INVESTMENTS IN SECURITIES — 99.5% (Cost $2,362,495,187(a))			2,362,495,187

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			11,693,201

NET ASSETS — 100.0%			$2,374,188,388

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 36.3% of its net assets, with a current market value of $861,280,000, in securities restricted as to resale.
(d)	Security insured by an affiliate.
(e)	Illiquid Security. As of October 31, 2006, the Fund held 0.2% of its net assets, with a current market value of $5,055,204 in these securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 92.6%
Alabama — 3.7%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (Southtrust Bank LOC)
3.72%(b)	11/07/06	$900	$900,000
Columbia IDRB (Alabama Power Co. Project) Series 1998A AMT DN (The Southern Co. Guaranty) (A-1, VMIG-1)
3.67%(b)	11/01/06	4,800	4,800,000
Jefferson County Economic IDA RB (Conversion Technologies Project) Series 2006A AMT DN (First Commercial Bank LOC)
3.66%(b)	11/07/06	1,370	1,370,000
Jefferson County GO Warrants Series 2001B DN (J.P. Morgan Chase Bank Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.60%(b)	11/01/06	38,500	38,500,000
Tuscaloosa IDRB Series 2000A AMT DN (Southtrust Bank LOC)
3.72%(b)	11/07/06	1,300	1,300,000
Vestavia Hills GO Series 2004B DN (Wachovia Bank LOC) (VMIG-1)
3.66%(b)	11/07/06	1,800	1,800,000

			48,670,000

Arizona — 0.7%
Arizona School District COP Series 2006 TAN (SP-1+, MIG-1)
4.50%	07/30/07	1,460	1,469,557
Cochise County Solid Waste Disposal PCRB (Arizona Natural Utilities Co-op, Inc. Project) Series 1994 AMT DN (A-1, VMIG-1)
3.60%(b)	03/01/07	7,700	7,700,000

			9,169,557

California — 6.0%
California Department of Water Resource Power Supply RB Series 2002B-5 DN (Bayersche Landesbank, Westdeutsche Landesbank LOC) (A-1+, VMIG-1)
3.50%(b)	11/01/06	21,000	21,000,000
California Economic Recovery RB Series 2004C-10 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.45%(b)	11/07/06	5,000	5,000,000
California Economic Recovery RB Series 2004C-7 DN (BNP Paribas LOC) (A-1+, VMIG-1, F-1+)
3.45%(b)	11/01/06	27,890	27,890,000
California Economic Recovery RB Series 2004C-8 DN (Lloyds TSB Bank LOC, State Guaranty) (A-1+, VMIG-1)
3.42%(b)	11/01/06	10,900	10,900,000
California State Department Water Reserve Power Supply RB Series 2005F-5 DN (Citibank LOC) (A-1+, VMIG-1)
3.53%(b)	11/07/06	14,680	14,680,000

			79,470,000

Colorado — 0.2%
Colorado Health Facilities Authority Economic Development RB (Johnson Publishing Co. Project) Series 1999A AMT DN (Bank One N.A. LOC) (A1)
3.80%(b)	11/07/06	1,065	1,065,000
Denver City & County Airport RB Series 1996B MB (MBIA Insurance) (AAA, Aaa)
6.25%	11/15/06	1,300	1,301,440

			2,366,440

District of Columbia — 0.4%
District of Columbia Enterprise Zone RB (NJA Hotel LLC Issue Project) Series 2004 AMT DN (Bank of Scotland LOC) (VMIG-1)
3.66%(b)	11/07/06	5,000	5,000,000

Florida — 3.1%
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
4.67%(b)	11/07/06	6,600	6,600,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC)
3.90%(b)(c)	11/07/06	1,855	1,855,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC)
3.69%(b)	11/02/06	1,930	1,930,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC)
3.71%(b)	11/07/06	2,230	2,230,000
Pinellas County Health Facilities Authority RB (Bay Care Health Project) Series 2003A-1 MB (MBIA Insurance) (Aaa)
5.00%	11/15/06	1,500	1,500,960
Pinellas County IDRB Series 2004 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.72%(b)	11/07/06	2,250	2,250,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984D MB (National Rural Utilities LOC) (A-1)
3.58%(b)	12/15/06	9,780	9,777,574
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984H-3 DN (National Rural Utilities LOC) (A-1, P-1)
3.55%(b)	03/15/07	5,710	5,710,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 2003H-4 MB (National Rural Utilities Guaranty) (A-1)
3.55%(b)	03/15/07	9,375	9,375,000

			41,228,534

Georgia — 0.9%
Albany GO Series 2006 TAN
3.35%	12/29/06	2,295	2,295,000
Cartersville Development Authority RB (Aquafil USA, Inc. Project) Series 2005 AMT DN (Branch Banking & Trust Bank LOC)
3.69%(b)	11/07/06	2,000	2,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Georgia (continued)
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC) (VMIG-1)
3.66%(b)	11/07/06	$300	$300,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC)
3.66%(b)	11/07/06	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC)
3.66%(b)	11/07/06	1,000	1,000,000
Griffin-Spalding County IDRB (Woodland Industries Project) Series 2000 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.67%(b)	11/07/06	1,550	1,550,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.66%(b)	11/07/06	1,000	1,000,000
Whitefield County Educational Development Authority RB (Aladdin Solid Waste Disposal Project) Series 1999 AMT DN (Wachovia Bank N.A. LOC)
3.66%(b)	11/07/06	3,100	3,100,000

			12,245,000

Illinois — 2.0%
ABN AMRO Munitops Certificates Trust RB (Chicago Multifamily Housing) Series 2006 AMT DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
3.65%(b)	11/07/06	7,225	7,225,000
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle National Bank LOC)
3.70%(b)	11/07/06	3,295	3,295,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 AMT DN (LaSalle National Bank LOC) (A-1+)
3.76%(b)	11/07/06	1,615	1,615,000
Illinois Development Finance Authority IDRB (Alternative Behavior Treatment Project) Series 2005 DN (J.P. Morgan Chase Bank LOC)
3.67%(b)	11/07/06	1,500	1,500,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle National Bank LOC)
3.75%(b)	11/07/06	2,030	2,030,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC) (A-1)
3.66%(b)	11/07/06	2,240	2,240,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle National Bank LOC)
3.71%(b)	11/07/06	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle National Bank LOC)
3.71%(b)	11/07/06	4,455	4,455,000
Springfield Community Improvement RB Series 2000 AMT DN (National City Bank N.A. LOC)
3.80%(b)	11/07/06	360	360,000
Upper River Valley IDRB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.70%(b)	11/07/06	1,600	1,600,000

			26,320,000

Indiana — 2.5%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A DN (U.S. Bancorp LOC) (A-1+)
3.73%(b)	11/07/06	2,140	2,140,000
Elkhart County Industrial Economic Development RB (Four Seasons Manufacturing, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.75%(b)	11/07/06	965	965,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.75%(b)	11/07/06	1,570	1,570,000
Huntingburg Multi-Family RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty)
3.71%(b)	11/07/06	2,250	2,250,000
Indiana Development Finance Authority IDRB (Republic Services, Inc. Project) Series 2005 AMT DN (VMIG-2)
3.92%(b)	11/01/06	5,300	5,300,000
Indiana Development Finance Authority Economic Development RB (Saroyan Hardwoods, Inc. Project) Series 1994 AMT DN (Fifth Third Bank N.A. LOC)
3.90%(b)	11/07/06	650	650,000
Indiana Development Finance Authority IDRB Series 2000 AMT DN (Bank One N.A. LOC)
3.68%(b)	11/07/06	4,500	4,500,000
Indiana Economic Development Finance Authority RB (Morris Manufacturing & Sales Corp. Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.70%(b)	11/07/06	1,400	1,400,000
Indiana Financial Authority For Environmental RB (Improvement-Mittal Steel USA) Series 2006 AMT DN (National City Bank N.A. LOC) (A-1+, VMIG-1)
3.65%(b)	11/07/06	5,200	5,200,000
Jeffersonville Economic Development Authority RB (Scansteel Project) Series 1998 AMT DN (National City Bank N.A. LOC, J.P. Morgan Chase Bank SBPA)
3.80%(b)	11/07/06	960	960,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 DN (Huntington National Bank LOC)
3.90%(b)	11/07/06	3,000	3,000,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	1,500	1,500,000
Scottsburg Economic Development Authority RB (American Plastic Corp. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.80%(b)	11/07/06	875	875,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Indiana (continued)
St. Joseph County Industrial Economic Development RB (Midcorr Land Development LLC Project) Series 2002 DN (National City Bank N.A. LOC)
3.70%(b)	11/07/06	$3,205	$3,205,000

			33,515,000

Iowa — 0.4%
Clear Lake Development RB (Joe Corbis Pizza Project) Series 2006 AMT DN (M&T Bank LOC)
3.71%(b)	11/07/06	3,600	3,600,000
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (First Bank Systems LOC)
3.80%(b)	11/07/06	1,000	1,000,000
West Burlington IDRB (Borghi Oilhydraulic Project) Series 2001A AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	220	220,000

			4,820,000

Kansas — 0.2%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C DN (Federal Home Loan Bank Guaranty, Arvest Bank LOC)
3.66%(b)	11/07/06	2,250	2,250,000

Kentucky — 2.1%
City of Wilder Industrial Building RB (Saratoga Investments LP Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
3.75%(b)	11/07/06	900	900,000
Clark County PCRB (Eastern Kentucky Power Natural Rural Co-op Utilities Project) Series 1984J-2 MB (A-1, MIG-1)
3.55%(b)	04/15/07	5,945	5,945,000
Clark County PCRB (Kentucky Power National Rural Project) Series 1984J-1 MB (A-1, P-1)
3.55%(b)	11/07/06	4,580	4,580,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (U.S. Bank LOC)
3.80%(b)	11/07/06	1,860	1,860,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank LOC)
3.75%(b)	11/07/06	1,110	1,110,000
Henderson Industrial Building RB (Shamrock Technologies Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.72%(b)(c)	11/07/06	396	396,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	2,320	2,320,000
Kentucky Economic Development Finance Authority Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2005 AMT DN
3.80%(b)	11/07/06	7,400	7,400,000
Pulaski County Solid Waste Disposal RB (National Rural Utilities for East Kentucky Power Project) Series 1993B AMT MB (National Rural Utilities Guaranty) (VMIG-1)
3.68%(b)	02/15/07	2,800	2,800,000

			27,311,000

Louisiana — 0.8%
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC)
3.66%(b)	11/07/06	2,150	2,150,000
Lafayette Educational Development Authority RB (Holt County Project) Series 1990 DN (Regions Bank LOC)
3.81%(b)	11/07/06	2,650	2,650,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC)
3.69%(b)	11/07/06	2,050	2,050,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC)
3.81%(b)	11/07/06	1,340	1,340,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank N.A. LOC)
3.66%(b)	11/07/06	2,530	2,530,000

			10,720,000

Maine — 0.1%
Maine Finance Authority RB (Brunswick Publishing Project) Series 2005 AMT DN (SunTrust Bank LOC)
3.66%(b)	11/07/06	1,900	1,900,000

Maryland — 2.6%
Maryland Community Development Administration Department of Housing & Community Development RB (Harbor City Project) Series 1990C DN (Mercantile Safe Deposit & Trust LOC)
3.63%(b)	11/07/06	3,130	3,130,000
Maryland Department of Housing & Community Development RB (Residential Housing Project) Series 2006D MB (MIG-1)
3.40%	03/07/07	6,000	6,000,000
Maryland Economic Development Corp. RB
(Acadia Todds Lane LLC Facility) Series 2006 AMT DN (M&T Bank LOC) (A-1)
3.66%(b)	11/07/06	5,650	5,650,000
Maryland Economic Development Corp. RB (E. John Schmitz Project) Series 2000 AMT DN (Mercantile Safe & Deposit LOC) (A-1+)
3.61%(b)	11/07/06	1,770	1,770,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	11/01/06	1,065	1,065,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	11/07/06	2,355	2,355,000
Maryland Economic Development Corp. RB
(Pharmaceutics International Project) Series 2001A AMT DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	11/07/06	5,195	5,195,000
Maryland Economic Development Corp. RB
(Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.71%(b)	11/07/06	2,300	2,300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Maryland (continued)
Prince Georges County RB (Parsons Paper Facilities Project) Series 1987 DN (M&T Bank Corp. LOC)
3.85%(b)	11/30/06	$3,000	$3,000,000
Washington County RB (Conservit, Inc. Facility Project) Series 2004 DN (M&T Bank Corp. LOC)
3.71%(b)	11/03/06	2,170	2,170,000
Wicomico County Economic Development RB (Plymouth Tube Co. Project) Series 1996 AMT DN (Bank One N.A. LOC) (VMIG-1)
3.80%(b)	11/07/06	1,200	1,200,000

			33,835,000

Massachusetts — 7.0%
Massachuestts GO Series 2006B DN (A-1+, VMIG-1, F-1+)
3.63%(b)	11/01/06	55,835	55,835,000
Massachusetts Development Finance Agency Multi-Family Housing RB (Carleton Willard Village Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
3.56%(b)	11/07/06	16,935	16,935,000
Massachusetts State Development Finance Authority RB (Chelsea Homes Project) Series 2004A-1 MB (Bank of America LOC) (AAA)
2.90%	12/15/06	1,525	1,523,917
Mattapoisett GO Series 2006 BAN (A-1)
4.00%	12/01/06	4,600	4,601,636
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	5,165	5,192,233
Somerville GO Series 2006 BAN (SP-1+, MIG-1)
4.00%	12/18/06	1,545	1,545,887
West Boylston GO Series 2006 BAN
4.00%	12/22/06	1,800	1,800,964
Worcester GO Series 2006 BAN (SP-1+, MIG-1)
4.25%	11/10/06	5,000	5,001,170

			92,435,807

Michigan — 4.7%
ABN AMRO Munitops Certificates Trust RB Series 2006-61 DN (AMBAC Insurance, ABN AMRO SBPA) (F-1+)
3.60%(b)(c)	11/07/06	4,215	4,215,000
Detroit Economic Development Authority RB (Wachovia Merlots Trust Receipts) Series 2001A-90 AMT DN (AMBAC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.68%(b)(c)	11/07/06	2,500	2,500,000
Lakeview Communitiy Schools RB (Aid Anticipatory Notes) Series 2006 MB
4.25%	08/20/07	2,070	2,076,522
Michigan Strategic Fund Limited Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	3,200	3,200,000
Michigan Strategic Fund Limited Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank N.A. LOC)
3.80%(b)	11/07/06	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.74%(b)	11/07/06	1,925	1,925,000
Michigan Strategic Fund Limited Obligation RB (Dow Chemical Project) Series 2003B-1 DN (A-2, P-2)
3.69%(b)	11/07/06	450	450,000
Michigan Strategic Fund Limited Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington Bank LOC)
3.90%(b)	11/07/06	1,635	1,635,000
Michigan Strategic Fund Limited Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
3.74%(b)	11/07/06	3,600	3,600,000
Michigan Strategic Fund Limited Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington Bank LOC)
3.86%(b)	11/07/06	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	2,920	2,920,000
Michigan Strategic Fund Limited Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC)
3.90%(b)	11/07/06	2,075	2,075,000
Michigan Strategic Fund Limited Obligation RB (PFG Enterprises, Inc. Project) Series 2001 AMT DN (Huntington National Bank LOC)
3.86%(b)	11/07/06	390	390,000
Michigan Strategic Fund Limited Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.74%(b)	11/07/06	2,445	2,445,000
Michigan Strategic Fund Limited Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC)
3.74%(b)	11/07/06	2,210	2,210,000
Michigan Strategic Fund Limited Obligation RB (John A Van Bosch Company Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.90%(b)	11/07/06	2,000	2,000,000
Oakland County Economic Development Corp. Limited Obligation RB (Academy of Sacred Heart Project) Series 2002 DN (Allied Irish Bank LOC) (VMIG-1)
3.65%(b)	11/07/06	7,665	7,665,000
Oakland County Economic Development Corp. RB (Exhibit Enterprises, Inc. Project) Series 2004 AMT DN (Comerica Bank LOC)
3.74%(b)	11/07/06	6,825	6,825,000
Oakland County Educational Limited Obligation RB Series 2000 AMT DN (Bank One N.A. LOC)
3.70%(b)	11/07/06	4,000	4,000,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC) (A-1)
3.74%(b)	11/07/06	10,600	10,600,000

			62,731,522

Minnesota — 0.2%
Becker IDRB (Plymouth Foam Project) Series 2004 AMT DN (Associated Bank N.A. LOC)
3.75%(b)	11/07/06	2,500	2,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Missouri — 1.5%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (Commerce Bank N.A. LOC)
3.75%(b)	11/07/06	$1,125	$1,125,000
Kansas City IDRB (Ewing Marion Kauffman Project) Series 1997A DN (A-1+)
3.64%(b)	11/01/06	9,600	9,600,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC)
3.70%(b)	11/07/06	1,920	1,920,000
St. Charles County IDRB (Patriot Machine, Inc. Project) Series 2002 AMT DN (U.S. Bank N.A. LOC)
3.72%(b)	11/07/06	3,275	3,275,000
St. Louis IDRB Series 2005A DN (Marshall & Ilsley Bank LOC) (A-1)
3.70%(b)	11/07/06	3,480	3,480,000

			19,400,000

Montana — 0.1%
Montana Housing Board RB (Wachovia Merlots Trust Receipts) Series 2002A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.65%(b)(c)	11/07/06	1,665	1,665,000

Multi-State — 2.6%
Clipper Tax-Exempt Certificates Trust RB (Certified Partner Multi-State Project) Series 2005-31 AMT DN (AMBAC Insurance, FSA Insurance, State Street Bank & Trust SBPA) (VMIG-1)
3.71%(b)(c)	11/07/06	12,255	12,255,000
Federal Home Loan Mortgage Corp. Variable Rate Demand Certificates (Multi-Family Housing Project) Series 2005A-M005 DN (Federal Home Loan Mortgage Corp. Guaranty) (AAA)
3.66%(b)	11/02/06	22,874	22,874,202

			35,129,202

Nevada — 0.3%
Clark County Airport RB (ABN-AMRO Munitops Trust Certificates) Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	05/24/07	4,000	4,000,000

New Hampshire — 2.0%
Durham GO Series 2006 TAN
4.25%	12/27/06	11,700	11,709,587
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC) (VMIG-1)
3.71%(b)	11/07/06	1,025	1,025,000
New Hampshire Business Finance Authority Industrial Facility RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank LOC) (A-1)
3.67%(b)	11/07/06	1,805	1,805,000
Rockingham County GO Series 2006 TAN (MIG-1)
4.00%	12/29/06	11,990	11,997,672

			26,537,259

New Jersey — 0.7%
Lincoln Park GO Series 2006 BAN (A-1)
4.25%	02/28/07	8,107	8,123,537
New Jersey Economic Development Authority RB
(Citibank P-Float Trust Receipts) Series 2004 ROC-II-R-309 DN (Assured Guaranty Corp. Insurance, Citibank N.A. SBPA) (A-2, VMIG-1)
3.61%(b)(c)	11/07/06	630	630,000
University Medicine & Dentistry RB Series 2002B DN (AMBAC Insurance, University Credit Support, Fleet National Bank SBPA) (VMIG-1)
3.56%(b)	11/07/06	100	100,000

			8,853,537

New York — 6.6%
Erie County IDA RB (Orchard Park CCRC Inc. Project) Series 2006B DN (Soveriegn Bank LOC, Citizens Bank of Rhode Island LOC) (A-1+)
3.57%(b)	11/07/06	5,000	5,000,000
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC) (KBC Bank LOC) (A-1+)
3.56%(b)	11/07/06	3,400	3,400,000
Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series 1997 AMT DN (Key Bank N.A. LOC)
3.71%(b)	11/07/06	1,135	1,135,000
Lewis County IDA RB (Climax Manufacturing Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1, VMIG-1)
3.63%(b)	11/07/06	1,730	1,730,000
Monroe County GO Series 2006 RAN
4.00%	04/16/07	10,000	10,017,400
New York City Transitional Financial Authority RB (New York City Recovery) Series 2002-3E DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.61%(b)	11/01/06	37,400	37,400,000
New York GO Series 2006H-2 DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.62%(b)	11/07/06	25,050	25,050,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC)
3.71%(b)	11/07/06	1,285	1,285,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank N.A. LOC) (A-1+)
3.69%(b)	11/07/06	1,810	1,810,000

			86,827,400

North Carolina — 9.9%
Charlotte Water & Sewer Systems RB Series 2006B DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.54%(b)	11/07/06	78,000	78,000,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
3.69%(b)	11/07/06	1,190	1,190,000
North Carolina Housing Finance Agency RB Series 2002 ROC-II-R-175 DN (Citibank Liquidity Facility) (VMIG-1)
3.63%(b)(c)	11/07/06	2,100	2,100,000
North Carolina Housing Financing Agency RB (Homeownership Merlots) Series 2006B-12 DN (Wachovia Bank LOC) (VMIG-1)
3.65%(b)	11/07/06	9,010	9,010,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina (continued)
North Carolina Ports Authority Exempt Facilities RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.69%(b)	11/07/06	$1,260	$1,260,000
North Carolina State Ports Authority Facilities RB Series 2006A-2 DN (Bank of America N.A. LOC) (VMIG-1)
3.63%(b)	11/07/06	1,300	1,300,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.69%(b)	11/07/06	1,800	1,800,000
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 2003 AMT DN (Wachovia Bank N.A. LOC)
3.72%(b)	11/07/06	2,480	2,480,000
Wake County GO Series 2004 DN (Landesbank Hessen-Thuringen SBPA) (A-1+, VMIG-1)
3.54%(b)	11/07/06	33,250	33,250,000
Wake County Housing Finance Authority RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
3.67%(b)	11/07/06	700	700,000

			131,090,000

North Dakota — 0.7%
Mercer County Solid Waste Disposal RB (National Rural Utilities United Power Project) Series 1993U AMT DN (National Rural Utilities LOC) (A-1, P-1)
3.65%(b)	11/07/06	5,300	5,300,000
Mercer County Solid Waste Disposal RB (Rural Utilities Untied Power Project) Series 1995A AMT MB (A-1)
3.60%(b)	03/01/07	2,200	2,200,000
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.65%(b)(c)	11/07/06	1,745	1,745,000

			9,245,000

Ohio — 5.7%
Akron Income Tax RB (Community Learning Centers Project) Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.60%(b)(c)	11/07/06	2,000	2,000,000
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2006 BAN
3.80%	08/16/07	1,340	1,340,000
American Municipal Power, Inc. GO (Ohio, Inc. Project) Series 2005-2002 BAN
3.35%	11/02/06	2,000	2,000,000
American Municipal Power, Inc. GO (Shelby City Project) Series 2005B RAN
3.35%	11/16/06	2,000	2,000,000
American Municipal Power, Inc. GO (Shelby City Project) Series 2005 BAN
3.35%	11/16/06	830	830,000
Berea GO Series 2005 BAN
3.60%	12/20/06	1,925	1,925,499
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank N.A. LOC) (VMIG-1)
3.60%(b)	11/07/06	2,000	2,000,000
Cleveland Waterworks RB Series 2006 DN (Financial Security Assurance LOC, Dexia Credit Local SBPA)
3.54%(b)	11/07/06	8,600	8,600,000
Darke County GO Series 2006A BAN
4.25%	06/28/07	1,000	1,003,514
Delaware County Economic Development RB (The Columbus Zoological Park Associates, Inc. Project) Series 2003 DN (Huntington National Bank LOC)
3.80%(b)	11/07/06	10	10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC)
3.71%(b)	11/07/06	360	360,000
Franklin County Health Care Facilities RB (Ohio Presbyterian Improvement Project) Series 2006A DN (Huntington National Bank LOC) (A-1)
3.60%(b)	11/07/06	6,000	6,000,000
Franklin County Healthcare Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC)
3.70%(b)	11/07/06	770	770,000
Franklin County Hospital RB (Childrens Hospital Project) Series 2005A DN (National City Bank of Cleveland LOC) (VMIG-1)
3.60%(b)	11/07/06	950	950,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (J.P. Morgan Chase Bank LOC) (VMIG-1)
3.56%(b)	11/07/06	1,450	1,450,000
Hamilton County Hospital Facilities RB (Elizabeth Gamble Project) Series 2002A DN (Morgan Guaranty Trust LOC) (VMIG-1)
3.51%(b)	11/07/06	2,290	2,290,000
Harrison Township (Fire Department Project) Series 2006 BAN
3.85%	10/11/07	1,000	1,001,815
Huber Heights GO (Brandt Oike Village) Series 2006C BAN
4.00%	11/15/06	1,190	1,190,230
Huber Heights GO Series 2006B BAN
4.00%	11/15/06	1,057	1,057,204
Mahoning County IDRB (Serra Land Project) Series 1997 AMT DN (KeyBank N.A. LOC)
3.71%(b)	11/07/06	1,045	1,045,000
Ohio Housing Finance Agency Mortgage RB (Merlots Trust Receipts) Series 2005A-10 AMT DN (Wachovia Bank SBPA) (VMIG-1)
3.65%(b)(c)	11/07/06	3,555	3,555,000
Ohio State Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
3.80%(b)	11/07/06	8,000	8,000,000
Pepper Pike GO Series 2006 BAN
4.00%	05/31/07	2,614	2,617,637
Richland County Correctional Facilities GO Series 2006 BAN
4.14%	02/27/07	2,500	2,506,248

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (continued)
Richland County GO (Sanitation Sewer Improvement Project) Series 2005 BAN
4.25%	11/07/06	$1,310	$1,310,079
Seneca County GO Series 2005 BAN
4.00%	11/30/06	915	915,400
St. Mary’s MB (Sanitation Improvement Project) Series 2006 BAN
4.05%	06/06/07	867	868,240
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.70%(b)	11/07/06	440	440,000
Summit County IDRB (J&P Capital Project) Series 2001 AMT DN (Sky Bank LOC)
4.01%(b)	11/07/06	35	35,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC)
3.71%(b)	11/07/06	2,160	2,160,000
Toledo GO Certificates Trust Series 2004-18 MB (FGIC Insurance, State Aid Withholding Guaranty, ABN AMRO SBPA) (VMIG-1)
3.73%(b)(c)	06/14/07	9,995	9,995,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank LOC)
3.71%(b)	11/07/06	400	400,000
University of Cincinnati RB Series 2004B DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.56%(b)	11/07/06	4,640	4,640,000
Wood County Economic Development RB (Sun Seed Holding Co., Inc. Project) Series 2001A AMT DN (Sky Bank LOC)
4.55%(b)	11/07/06	115	115,000

			75,380,866

Oklahoma — 1.0%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project ) Series 1998 AMT DN (Bank One N.A. LOC)
3.68%(b)	11/07/06	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/02/06	1,685	1,685,000
Oklahoma County Finance Authority Multi-Family Housing RB (Sail Assoc. LLC Project) Series 2004 AMT DN (Federal Home Loan Bank Guaranty) (A-1+)
3.66%(b)	11/07/06	6,900	6,900,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2002B DN (ConocoPhillips Guaranty) (A-2, VMIG-2)
3.67%(b)	11/07/06	2,500	2,500,000

			13,935,000

Pennsylvania — 5.2%
Butler County IDRB (Concordia Lutheran) Series 2004A DN (Bank of America LOC) (A-1+)
3.57%(b)	11/07/06	14,155	14,155,000
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington Bank LOC)
3.90%(b)	11/07/06	2,240	2,240,000
Indiana County IDRB (Conemaugh Project) Series 1997A AMT DN (Bank One N.A. LOC) (VMIG-1)
3.67%(b)	11/07/06	1,800	1,800,000
Pennsylvania Economic Development Financing Authority RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
3.80%(b)	11/07/06	5,800	5,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004B AMT DN (Sunoco, Inc. Guaranty) (A-2)
3.74%(b)	11/07/06	8,500	8,500,000
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2003B DN (Allied Irish Bank PLC Liquidity Facility) (A-1, VMIG-1)
3.56%(b)	11/02/06	1,655	1,655,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen SBPA) (A-1+, VMIG-1)
3.60%(b)	11/07/06	3,800	3,800,000
Pennsylvania Housing Financing Agency For Single Family Mortgages RB Series 2006B-15 AMT DN (Wachovia Bank LOC) (A-1+)
3.65%(b)	11/07/06	5,300	5,300,000
Philadelphia City Gas Works RB Series 2006-6 DN (FSA Insurance, Multiple SBPA’s) (A-1+)
3.57%(b)	11/07/06	17,800	17,800,000
Venango IDRB Series 2006 TECP (Credit Locale de France LOC) (A-1+, P-1)
3.58%	12/04/06	8,376	8,376,000

			69,426,000

South Carolina — 1.7%
Greenwood County Exempt Facility IDRB Series 2004 AMT DN (Fuji Photo Film Co. Guaranty) (A-1+)
3.74%(b)	11/07/06	9,700	9,700,000
Ridgeland RB (Ridgeland LLC Project) Series 2006A AMT DN (Columbus Bank & Trust LOC) (F-1)
3.66%(b)	11/07/06	2,325	2,325,000
South Carolina Housing Finance & Development RB (Arrington Place Apartment Project) Series 2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
3.67%(b)	11/07/06	1,100	1,100,000
South Carolina Jobs Economic Development Authority RB (Finn Property LLC Project) Series 2006 AMT DN (Suntrust Bank LOC) (Aa2, VMIG-1)
3.67%(b)	11/07/06	3,000	3,000,000
South Carolina Jobs Economic Development Authority RB (Holcim U.S., Inc. Project) Series 2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
3.74%(b)	11/07/06	6,250	6,250,000

			22,375,000

South Dakota — 2.0%
South Dakota Housing Development Authority RB (Homeownership Mortgage Project) Series 2005I AMT MB (SP-1+)
4.50%	12/15/06	25,950	25,981,940

Tennessee — 1.3%
Chattanooga IDRB (T.B. Woods Inc. Project) Series 1997 AMT DN (M&T Bank LOC)
3.69%(b)	11/07/06	2,290	2,290,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Tennessee (continued)
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America LOC)
3.76%(b)	11/07/06	$1,700	$1,700,000
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.79%(b)	11/07/06	2,905	2,905,000
Jackson Health Educational & Housing Facility Board Multi-Family RB (East Pointe LLC Project) Series 2006 AMT DN (AEGON Guaranty) (A-1+)
3.91%(b)	11/07/06	5,100	5,100,000
Metropolitan Government of Nashville & Davidson County IDRB (Family LLC Project) Series 2002 AMT DN (SunTrust Bank LOC) (F-1+)
3.67%(b)	11/07/06	2,900	2,900,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC)
3.79%(b)	11/07/06	1,810	1,810,000

			16,705,000

Texas — 4.4%
Brazos River Harbor IDRB (Dow Chemical Ltd. Project) Series 2006 MB (A-2, P2)
3.65%	11/16/06	8,500	8,500,000
3.62%	12/11/06	2,500	2,500,000
El Paso Texas Housing Financing Corp. RB (Multi-Family Merlots) Series 2006G-1 AMT DN (Wachovia Bank LOC)
3.65%(b)(c)	11/07/06	4,000	4,000,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 MB (Chevron Corp. Guaranty) (A-1+, P-1)
3.63%(b)	02/15/07	5,010	5,010,000
Montgomery County IDRB (Sawyer Research Products, Inc. Project) Series 1995 AMT DN (KeyBank N.A. LOC)
3.75%(b)	11/07/06	751	751,000
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (A-1, P-1)
3.87%(b)	11/07/06	5,500	5,500,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank LOC)
3.69%(b)	11/07/06	3,000	3,000,000
South Plains Housing Corp. Single Family RB (Wachovia Merlots Trust Receipts) Series 2002A-11 AMT DN (Government National Mortgage Association Guaranty, Wachovia Bank N.A. SBPA) (VMIG-1)
3.65%(b)(c)	11/07/06	1,450	1,450,000
Texas GO Series 2006 RAN (SP-1+, MIG-1, F-1+)
4.50%	08/31/07	27,565	27,773,408

			58,484,408

Utah — 3.0%
Intermountain Power Agency Power Supply RB Series 1985E MB (AMBAC Insurance, Morgan Stanley Bank N.A. SBPA) (A-1, VMIG-1, F-1+)
3.53%	03/15/07	15,000	14,991,483
Utah Transportation Authority Sales Tax RB Series 2006A DN (Fortis Bank LOC) (A-1+, VMIG-1)
3.63%(b)	11/01/06	25,000	25,000,000

			39,991,483

Vermont — 0.6%
Vermont Educational & Health Buildings Financing Agency RB (Springfield Hospital Project) Series 2002A DN (Banknorth N.A. LOC) (VMIG-1)
3.60%(b)	11/07/06	8,310	8,310,000

Virginia — 2.9%
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (AmSouth Bank of Alabama LOC) (A-1)
3.72%(b)	11/07/06	2,600	2,600,000
Cabell Lifecare Facilities RB (Foster Foundation Project) Series 2003 DN (Huntington National Bank LOC)
3.80%(b)	11/07/06	4,350	4,350,000
Municipal Securities Trust Certificates (Virginia Housing Trust Certificates) Series 2006A AMT DN (Bear Stearns Capital Markets LOC) (VMIG-1)
3.64%(b)(c)	11/07/06	10,000	10,000,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC)
3.72%(b)	11/07/06	1,983	1,983,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
3.74%(b)	11/07/06	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (Branch Banking & Trust Co. LOC)
3.72%(b)	11/07/06	1,684	1,684,000
Virginia Housing Authority Development Authority RB (Merlots) Series 2006C-03 DN (Bank of New York SBPA) (A-1+)
3.65%(b)(c)	11/07/06	6,385	6,385,000
Virginia Housing Authority For Development RB (Merlots) Series 2006B-16 AMT DN (Wachovia Bank LOC) (A-1+)
3.65%(b)	11/07/06	5,325	5,325,000
Virginia Housing Development Authority RB (Commonwealth Mortgages, Merlots) Series 2006B-22 DN (Wachovia Bank LOC) (A-1+)
3.65%(b)(c)	11/07/06	4,405	4,405,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC)
3.95%(b)	11/07/06	84	84,000
Winchester Authority Residential Care Facility IDRB (Westminster-Cantenbury Project) Series 2005B DN (Branch Banking & Trust LOC) (VMIG-1)
3.59%(b)	11/07/06	300	300,000

			38,516,000

Washington — 0.3%
King County Sewer RB (Jr. Lien Multi-Modal) Series 2006 DN (MBIA Insurance) (A-1, VMIG-1)
3.55%(b)	11/07/06	2,900	2,900,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Washington (continued)
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC) (A-1+)
3.67%(b)	11/02/06	$595	$595,000

			3,495,000

West Virginia — 0.5%
West Virginia Housing Development Fund RB Series 2006B AMT DN (A-1+, VMIG-1)
3.67%(b)	11/07/06	6,000	6,000,000
West Virginia State Hospital RB (West Virginia Hospital Pooled Financing Program) Series 2001B-2 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.76%(b)	11/07/06	1,130	1,130,000

			7,130,000

Wisconsin — 1.0%
Germantown IDRB (Cambridge Major Labs Project) Series 2003 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	5,200	5,200,000
Kohler Village Solid Waste Disposal RB (Kohler Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.65%(b)	11/07/06	4,000	4,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	545	545,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One Wisconsin LOC)
3.80%(b)	11/07/06	2,100	2,100,000
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank N.A. LOC) (VMIG-1)
3.76%(b)	11/07/06	1,995	1,995,000

			13,840,000

Wyoming — 1.0%
Cheyenne IDRB (Grobet File Co., Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.70%(b)	11/07/06	2,200	2,200,000
Green River RB (Rhone-Poulenc LP Project) Series 1994 AMT DN (Commerce Bank LOC) (VMIG-1)
3.84%(b)	11/07/06	11,400	11,400,000

			13,600,000

TOTAL MUNICIPAL BONDS (Cost $1,226,405,955)			1,226,405,955

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 92.6% (Cost $1,226,405,955)			1,226,405,955

AFFILIATED INVESTMENTS — 7.0%
Austin Housing Financial Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty Services)
3.67%(b)(c)(d)	11/07/06	14,675	14,675,000
District of Columbia Housing Finance Agency RB Series 2004 PT-2391 DN (MBIA Insurance, Merrill Lynch & Co. SBPA)
3.67%(b)(c)(d)	11/02/06	2,415	2,415,000
East Housing Finance Corp. Multi-Family RB (Merrill Lynch P-Float Trust Receipts) Series 2005-PT 2952 AMT DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)
3.67%(b)(c)(d)	11/07/06	4,315	4,315,000
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale SBPA)
3.69%(b)(c)	11/07/06	2,710	2,710,000
MuniMae Tax Exempt Board Subsidiary LLC RB (Merrill Lynch P-Float Trust Receipts) Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty)
3.67%(b)(c)(d)	11/07/06	22,630	22,630,000
Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen SBPA)
3.63%(b)(c)	11/07/06	3,610	3,610,000
Oregon Housing & Community Services RB (Merrill Lynch P-Float Trust Receipts) Series 2005-2879 DN (Merrill Lynch Capital Services SBPA)
3.67%(b)(c)(d)	11/07/06	24,495	24,495,000
Panhandle Regional Housing Finance RB Series 2004 PT-2086 AMT DN (Merrill Lynch & Co. Guaranty)
3.67%(b)(c)(d)	11/07/06	3,365	3,365,000
Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)
3.66%(b)(c)(d)	11/07/06	1,760	1,760,000
Virginia Beach RB (Merrill Lynch P-Float Trust Receipts) Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty)
3.67%(b)(c)(d)	11/07/06	3,745	3,745,000
Washington Housing Finance Community Multi-Family Housing RB (Merrill Lynch P-Floats Trust Receipts) Series 2005-3054 AMT DN (Merrill Lynch & Co. Guaranty)
3.67%(b)(c)(d)	11/07/06	8,385	8,385,000

TOTAL AFFILIATED INVESTMENTS (Cost $92,105,000)			92,105,000

TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost $1,318,510,955(a))			1,318,510,955

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			5,863,228

NET ASSETS — 100.0%			$1,324,374,183

(a)	Aggregate cost for federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONCLUDED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

(b)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 12.5% of its net assets, with a current market value of $165,256,000, in securities restricted as to resale.
(d)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 94.1%
California — 91.8%
ABN AMRO Munitops Certificates Trust GO Series 2005-26 MB (CIFG-TCRS Credit Support, ABN AMRO Bank N.V. SBPA) (F-1+)
3.69%(b)(c)	06/14/07	$24,995	$24,995,000
Alameda County RB (Morgan Stanley Trust Certificates) Series 2001-521 DN (MBIA Insurance, Morgan Stanley Dean Witter Liquidity Facility) (A-1+)
3.56%(c)	11/02/06	3,395	3,395,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Projects) Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
3.48%(c)	11/07/06	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Projects) Series 2005M DN (Bank of Nova Scotia LOC) (A-1+)
3.48%(c)	11/07/06	1,800	1,800,000
Bay Area Toll Authority RB (San Francisco Bay Area Project) Series 2006B-1 DN (AMBAC Insurance, Citibank SBPA) (A-1+, VMIG-1, F-1+)
3.36%	11/02/06	4,300	4,300,000
Bay Area Toll Authority Toll Bridge RB Series 2006B-2 DN (XLCA Credit Support, Citibank N.A. SBPA) (A-1+, VMIG-1, F-1+)
3.36%(c)	11/07/06	10,500	10,500,000
Bear Stearns Municipal Securities Trust Certificates RB (228 Trust Certificates) Series 2005A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.65%(c)	11/07/06	10,125	10,125,000
Beaumont Utilities Authority RB (Waste Water Enterprise Project) Series 2001A DN (Union Bank of California & CALSTERS LOC) (A-1+)
3.48%(c)	11/07/06	4,800	4,800,000
California (State Of) TECP (Multiple LOC’s) (A-1, P-1)
3.50%	11/06/06	9,500	9,500,000
3.45%	11/07/06	10,000	10,000,000
3.50%	12/12/06	25,000	25,000,000
California Department of Water Resource Power Supply RB Series 2002 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.46%(c)	11/07/06	21,750	21,750,000
California Department of Water Resource Power Supply RB Series 2002B-2 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.53%(c)	11/01/06	13,600	13,600,000
California Department of Water Resource Power Supply RB Series 2002C-12 DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.41%(c)	11/07/06	8,300	8,300,000
California Department of Water Resource Power Supply RB Series 2002C-4 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.45%(c)	11/07/06	38,300	38,300,000
California Department of Water Resource Power Supply RB Series 2002C-6 DN (Kredietbank LOC) (A-1+, VMIG-1)
3.45%(c)	11/07/06	3,200	3,200,000
California Department of Water Resource Power Supply RB Series 2002C-7 DN (FSA Insurance, Dexia Credit SBPA) (A-1+, VMIG-1)
3.45%(c)	11/07/06	4,850	4,850,000
California Department of Water Resource Power Supply RB Series 2002C-9 DN (Citibank LOC) (A-1+, VMIG-1, F-1+)
3.40%(c)	11/07/06	49,510	49,510,000
California Department of Water Resource Power Supply RB Series 2005G-10 DN (FGIC Insurance, Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.46%(c)	11/07/06	13,000	13,000,000
California Department of Water Resource Power Supply RB Series 2005G-14 DN (FGIC Insurance, Landesbank Hessen-Thuringen Girozentrale & Bayerische Landsbank SBPA) (A-1, VMIG-1)
3.45%(c)	11/07/06	10,200	10,200,000
California Economic Recovery RB Series 2004C DN (J.P. Morgan Chase Bank SBPA) (A-1+, VMIG-1)
3.47%(c)	11/01/06	13,300	13,300,000
California Economic Recovery RB Series 2004C-10 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.45%(c)	11/07/06	11,010	11,010,000
California Economic Recovery RB Series 2004C-12 DN (Lloyds Bank SBPA) (A-1+, VMIG-1)
3.39%(c)	11/07/06	6,100	6,100,000
California Economic Recovery RB Series 2004C-16 DN (FSA Insurance, State Guaranteed, Dexia Credit Local SBPA) (A-1+, VMIG-1, F-1+)
3.45%(c)	11/07/06	3,500	3,500,000
California Economic Recovery RB Series 2004C-20 DN (XLCA Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.45%(c)	11/07/06	8,795	8,795,000
California Economic Recovery RB Series 2004C-21 DN (XLCA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.47%(c)	11/07/06	3,900	3,900,000
California Educational Facilities Authority RB (Art Center Design College Project) Series 2002A DN (M&T Bank Corp. SBPA) (A-1+, VMIG-1)
3.42%(c)	11/07/06	3,545	3,545,000
California Educational Facilities Authority RB (California Institute of Technology Project) Series 2006B DN (XLCA Insurance, Dexia Group SBPA) (A-1+)
3.30%(c)	11/07/06	25,000	25,000,000
California Educational Facilities Authority RB (Carnegie Institution Washington) Series 2006A DN (SunTrust Bank SBPA) (A-1+, VMIG-1)
3.45%(c)	11/07/06	6,000	6,000,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN (A-1+, VMIG-1)
3.41%(c)	11/07/06	2,000	2,000,000
California GO (ABN-AMRO Munitops Trust Certificates) Series 2003 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
3.59%(b)(c)	11/07/06	7,500	7,500,000
California GO (Kindergarten-University Project) Series 2004A-3 DN (Citibank LOC) (A-1+, VMIG-1)
3.50%(c)	11/01/06	7,400	7,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
California GO (Kindergarten-University Project) Series 2004A-5 DN (Citibank LOC) (A-1+, VMIG-1, F-1+)
3.45%(c)	11/01/06	$3,100	$3,100,000
California GO (Kindergarten-University Public Project) Series 2002B-5 DN (State Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
3.40%(c)	11/07/06	3,200	3,200,000
California GO Series 2002 DN (XLCA Credit Support, Morgan Stanley Dean Witter Liquidity Facility) (VMIG-1)
3.56%(c)	11/07/06	3,705	3,705,000
California GO Series 2003 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1, F-1+)
3.41%(c)	11/07/06	6,100	6,100,000
California GO Series 2003A-2 DN (J.P. Morgan Chase LOC) (A-1+, VMIG-1)
3.45%(c)	11/01/06	3,100	3,100,000
California GO Series 2003B-1 DN (BNP Paribas, Bank of New York LOC) (A-1+, VMIG-1, F-1+)
3.40%(c)	11/07/06	15,000	15,000,000
California GO Series 2003B-3 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.45%(c)	11/07/06	3,200	3,200,000
California GO Series 2005B-5 DN (Depfa Bank LOC) (A-1+, VMIG-1, F-1+)
3.40%(c)	11/07/06	8,200	8,200,000
California GO Series 2006 TECP (Multiple LOC’s)
3.44%	12/05/06	15,000	15,000,000
3.43%	12/07/06	7,500	7,500,000
California Health Facilities Finance Authority RB (Sutter Health System Project) Series 1996B DN (AMBAC Insurance, KBC Bank SBPA) (A-1+, VMIG-1)
3.45%(c)	11/01/06	2,775	2,775,000
California Health Facilities Financing Authority RB (Kaiser Permannente) Series 2006C DN (A-1, F-1)
3.45%(c)	11/07/06	10,000	10,000,000
California Health Facilities Financing Authority RB Series 2002-591 DN (Morgan Stanley Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	7,900	7,900,000
California Health Financing Authority (Hospital Adventist) Series 1998A DN (MBIA Insured, Calster’s SBPA) (A-1+, VMIG-1)
3.47%(c)	11/01/06	7,175	7,175,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, J.P. Morgan Chase SBPA) (A-1+, VMIG-1)
3.58%(c)	11/07/06	2,500	2,500,000
California Infrastructure & Economic Development Bank RB (Contemporary Jewish Museum Project) Series 2006 DN (Bank of America LOC) (VMIG-1)
3.42%(c)	11/07/06	5,000	5,000,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County) Series 2006 DN (Wells Fargo Bank LOC) (F-1+)
3.38%(c)	11/07/06	2,000	2,000,000
California Infrastructure RB Series 2006K-61 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.48%(b)(c)	11/01/06	9,300	9,300,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Company) Series 1996C DN (Bank America LOC) (A-1+, VMIG-1)
3.48%(c)	11/01/06	22,300	22,300,000
California State Department of Veteran Affairs RB (Home Purchase Project) Series 2003 DN (State Street B&T Co. SBPA) (VMIG-1, F-1+)
3.40%(c)	11/07/06	10,000	10,000,000
California State Department of Water & Resources Power Supply RB Series 2002C-5 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.45%(c)	11/07/06	9,040	9,040,000
California State Department of Water Resources & Power Supply RB Series 2005G-1 DN (Bank of Nova Scotia LOC) (A-1+, VMIG-1)
3.46%(c)	11/07/06	6,200	6,200,000
California State Department of Water Resources & Power Supply RB Series 2005G-4 DN (FSA Insurance, Morgan Stanley Bank SBPA) (A-1, VMIG-1)
3.45%(c)	11/07/06	8,400	8,400,000
California State Department of Water Resources Power Supply RB Series 2005G-11 DN (FSA Insurance, KBC Bank & Morgan Stanley Bank Liquidity Facility) (A-1, VMIG-1, F-1+)
3.41%(c)	11/07/06	18,300	18,300,000
California State Department of Water Resources Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank LOC) (A-1+, VMIG-1, F-1+)
3.45%(c)	11/07/06	6,800	6,800,000
California State Department of Water Resources Power Supply RB Series 2005G-6 DN (FSA Insurance, Calyon & Societe General Liquidity Facility) (A-1+, VMIG-1)
3.46%(c)	11/07/06	6,850	6,850,000
California State Department Water Reserve Power Supply RB Series 2005F-1 DN (Lloyds TSB Bank PLC LOC) (A-1+, VMIG-1, F-1+)
3.36%(c)	11/01/06	5,305	5,305,000
California State Economic Recovery GO Series 2004-933 DN (Morgan Stanley Liquidity Facility) (A-1, AA-)
3.56%(b)(c)	11/07/06	18,745	18,745,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.44%(c)	11/02/06	6,035	6,035,000
California Statewide Community Development Authority RB (Cathedral High School Project) Series 2003 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.35%(c)	11/01/06	5,360	5,360,000
California Transportaion Financing Authority RB Series 1997 DN (FSA Insurance, Credit Suisse First Boston SBPA) (A-1)
3.45%(c)	11/07/06	14,385	14,385,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
Chaffey Community College District GO Series 2005-1132 DN (MBIA Insurance, Morgan Stanley Liquidity Facility) (F-1+)
3.56%(b)(c)	11/07/06	$13,535	$13,535,000
Coast Community College District GO (Stars Certificates) Series 2006-165 DN (FSA Insurance, BNP Paribas Liquidity Facility) (VMIG-1)
3.62%(b)(c)	11/02/06	14,685	14,685,000
Coast Community College District GO Series 2006-45 DN (FSA Insurance, Goldman Sachs Liquidity Facility) (F-1+)
3.62%(b)(c)	11/02/06	16,495	16,495,000
Coast Community College District GO Series 2006Z-58 DN (FSA Insurance, Goldman Sachs Liquidity Facility)
3.62%(b)(c)	11/02/06	4,885	4,885,000
Contra Costa County GO Series 2005 TRAN (SP-1+, MIG-1)
4.50%	12/07/06	7,000	7,008,156
Coronado Community Development Agency RB Series 2005 ROC-RR-II-451 DN (AMBAC Insurance, Citibank LOC) (A-1+)
3.57%(b)(c)	11/07/06	6,900	6,900,000
East Bay Municipal Utility District Water System Subordinated RB Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.40%(c)	11/07/06	12,200	12,200,000
Eclipse Funding Trust GO (Solar Eclipse-California State Project) Series 2005-0004 DN (MBIA Insurance, U.S. Bank N.A. Liquid Facility) (F-1+)
3.55%(b)(c)	11/07/06	9,070	9,070,000
Eclipse Funding Trust GO (Solar Eclipse-California State Project) Series 2006-0011 DN (Kredietbank LOC) (VMIG-1)
3.55%(b)(c)	11/07/06	23,005	23,005,000
Eclipse Funding Trust GO (Sonoma County Junior College District) Series 2006-0014 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.55%(b)(c)	11/07/06	10,000	10,000,000
Fontana Public Financing Authority for Tax Allocation RB (Putters Project) Series 2005-707 DN (AMBAC Insurance, J.P. Morgan Chase Bank Liquidity Facility) (A-1+)
3.59%(b)(c)	11/07/06	1,985	1,985,000
Foothill Easton Transportation RB Series 2006D DN (Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.43%(b)(c)	11/01/06	11,975	11,975,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.58%(b)(c)	11/07/06	2,775	2,775,000
Glendale Hospital RB Series 2002-590 DN (MBIA Insured, Morgan Stanley Group LOC) (A-1+)
3.60%(c)	11/07/06	6,690	6,690,000
Golden State Tobacco Settlement Securitization Corp. RB Series 2004 ROC-RR-II-285X DN (Citibank Liquidity Facility, XLCA Insurance) (AAA)
3.59%(b)(c)	11/02/06	4,995	4,995,000
Golden State Tobacco Settlement Securitization Corp. RB Series 2004 ROC-RR-II-287X DN (CITG-TCRS, Citibank Liquidity Facility) (A-1+)
3.59%(b)(c)	11/02/06	3,540	3,540,000
Golden State Tobacco Settlement Trust Certificates RB Series 2006A-7026 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.61%(b)(c)	11/02/06	5,000	5,000,000
Grossmont Unified High School District RB (Stars Certificates) Series 2006-163 DN (MBIA Insurance, BNP Paribas Liquidity Facility) (VMIG-1)
3.62%(b)(c)	11/02/06	4,855	4,855,000
Grossmont Unified High School RB (School District Project) DN (MBIA Insured, BNP Paribas Liquid Facility) (VM1G1)
3.62%(b)(c)	11/02/06	1,465	1,465,000
Grossmont-Cuyamaca Community College District GO Series 2005-1130 DN (FGIC Insurance, J.P. Morgan Chase Bank Liquidity Facility) (VMIG-1)
3.56%(b)(c)	11/07/06	9,000	9,000,000
Irvine Improvement Board Act 1915 RB Series 2006 DN (KBC Bank N.V. LOC) (VMIG-1, F-1+)
3.48%(c)	11/01/06	10,100	10,100,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC) (VMIG-1)
3.46%(c)	11/07/06	1,780	1,780,000
Long Beach Health Facilities RB (Memorial Health Services) Series 1991 DN (A-1+, VMIG-1)
3.40%(c)	11/07/06	7,040	7,040,000
Los Angeles Community College District GO Series 2005A DN (FSA Credit Support, ABN AMRO Bank SBPA) (AAA, F-1+)
3.59%(c)	11/02/06	9,830	9,830,000
Los Angeles County GO Series 2006A TRAN (SP-1+, VMIG-1, F-1+)
4.50%	06/29/07	10,000	10,063,490
Los Angeles County Schools GO Series 2006A TRAN (SP-1+)
4.50%	06/29/07	3,000	3,019,047
Los Angeles Department of Airports RB (Los Angeles International Airport Project) Series 2002C-1 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1, F-1+)
3.41%(c)	11/07/06	3,300	3,300,000
Los Angeles Department of Water & Power RB (Eagle Tax Exempt Trust Receipts) Series 2006A DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.58%(b)(c)	11/07/06	4,355	4,355,000
Los Angeles GO Series 2006 TRAN (SP-1+, MIG-1, F-1+)
4.50%	06/29/07	15,000	15,071,284
Los Angeles Unified School District GO (ABN AMRO Munitops Trust Receipts) Series 2005-36 MB (Kredietbank LOC) (F-1+, AAA)
3.69%(b)(c)	06/14/07	10,000	10,000,000
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
Los Angeles Unified School District GO (ABN-AMRO Munitops Trust Certificates) Series 1999C DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.57%(b)(c)	11/07/06	$1,500	$1,500,000
Los Angeles Wastewater Systems RB Series 2002A DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.56%(c)	11/07/06	5,000	5,000,000
Los Angeles Water & Power RB (Power Systems Project) Series 2002A-5 DN (National Australia Bank, Lloyds Bank & Fortis Bank SBPA) (A-1+, VMIG-1)
3.40%(c)	11/07/06	6,475	6,475,000
Los Angeles Water & Power Systems RB Series 2002A-1 DN (National Australia, Lloyds Bank & Fortis Bank SBPA) (A-1+, VMIG-1, F-1+)
3.40%(c)	11/02/06	3,400	3,400,000
Madera Financing Authority RB Series 2005A DN (Credit Locale de France LOC) (A-1+)
3.49%(c)	11/01/06	2,000	2,000,000
Manteca Redevelopment Agency Tax Allocation RB (Amended Merged Project) Series 2005 DN (XLCA Insurance, State Street, B&T Co. SBPA) (A-1+)
3.49%(c)	11/01/06	5,000	5,000,000
Metropolitan Water Distribution Southern California Waterworks RB Series 1996A DN (AMBAC Insurance, Lloyds Bank SBPA) (A-1+, VMIG-1)
3.38%(c)	11/07/06	3,500	3,500,000
Metropolitan Water District of Southern California RB Series 2001B2 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.40%(c)	11/07/06	16,000	16,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2001C-2 DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.45%(c)	11/01/06	4,100	4,100,000
Metropolitan Water District of Southern California Waterworks RB Series 2002B DN (Lloyds TSB Bank PLC LOC) (A-1+, VM1G1)
3.40%(c)	11/07/06	6,000	6,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2004A-1 DN (J.P. Morgan Chase Bank Liquidity Facility) (A-1+, VMIG-1, F-1)
3.40%(c)	11/07/06	31,610	31,610,000
Metropolitan Water District of Southern California Waterworks RB Series 2004C DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.35%(c)	11/07/06	5,500	5,500,000
Metropolitan Water District of Southern California Waterworks RB Series 2005B-2 DN (Citibank LOC) (A-1+, VMIG-1, F-1+)
3.45%(c)	11/07/06	4,200	4,200,000
Metropolitan Water District of Southern California Waterworks RB Series 2006-1477 DN (FSA Insurance, Morgan Stanley Liquidity Facility) (A-1)
3.56%(b)(c)	11/02/06	7,100	7,100,000
MSR Public Power Agency RB (San Juan Project) Series 1998F DN (MBIA Insurance, Bank One N.A. SBPA) (A-1+, VMIG-1)
3.47%(c)	11/01/06	4,615	4,615,000
Peralta Community College District GO Series 2006X-1264 DN (FSA Insured, Morgan Stanley Liquidity Facility) (VMIG-1)
3.56%(b)(c)	11/07/06	7,745	7,745,000
Pleasanton COP (Assisted Living Facilities Financing Project) Series 2005 DN (Citibank LOC) (A-1+)
3.48%(c)	11/07/06	2,500	2,500,000
Rancho Santiago GO Series 2006 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.65%(b)(c)	11/01/06	5,300	5,300,000
Sacramento City Financing Authority RB Series 2006Z-3 DN (FGIC Insurance, Goldman Sachs Special Services Liquidity Facility) (AAA, F-1+)
3.62%(b)(c)	11/07/06	5,170	5,170,000
Sacramento Municipal Utility District RB (Macon Trust Certificates) Series 2002M DN (AMBAC Insurance, Kredietbank N.V. LOC) (A-1+)
3.56%(b)(c)	11/07/06	3,975	3,975,000
Sacramento Municipal Utility District RB Series 2000A DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.58%(b)(c)	11/07/06	1,100	1,100,000
San Bernardino Community College RB Series 2006-76 DN (FSA Insurance, Goldman Sachs LOC) (F-1+)
3.59%(b)(c)	11/02/06	3,195	3,195,000
San Diego Unified School District RB Series 2004 DN (MBIA Insured, Morgan Stanley Liquidity Facility) (AAA, A-)
3.56%(c)	11/07/06	5,215	5,215,000
San Francisco City & County Unified School District GO Series 2005 RR-II-R-6060 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.57%(b)(c)	11/07/06	1,815	1,815,000
San Francisco County Transportation TECP (Landesbank Baden-Wuerttemberg SBPA) (A-1+, P-1)
3.58%	12/07/06	6,250	6,250,000
San Mateo County GO Series 2006 ROC-II-R DN (MBIA Insurance, Wells Fargo Bank Liquidity Facility) (VMIG-1)
3.61%(b)(c)	11/02/06	1,000	1,000,000
Santa Clara County East Side Unified High School District GO Merlots Series 2006B-28 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
3.58%(b)(c)	11/01/06	4,510	4,510,000
Santa Clara Financing Authority Lease RB (VMC Facilities Replacement Project) Series 1985B DN (J.P. Morgan Chase Bank SBPA) (A-1, VMIG-1)
3.40%(c)	11/07/06	7,000	7,000,000
Sonoma County Junior College District GO Series 2006-1466 DN (FSA Insurance, Morgan Stanley Liquidity Facility) (A-1)
3.56%(b)(c)	11/07/06	3,505	3,505,000
Tahoe Forest Hospital District RB (Health Facility Project) Series 2002 DN (U.S. Bank N.A. LOC) (VMIG-1)
3.49%(c)	11/01/06	5,600	5,600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
University of California RB Series 2006-1425 DN (AMBAC Insurance, Morgan Stanley Liquidity Facility) (A-1)
3.56%(c)	11/07/06	$18,900	$18,900,000
Ventura County GO Series 2006 TRAN (SP-1+, VMIG-1)
4.50%	07/02/07	15,000	15,077,006
Yosemite Community College District GO (Eagle Tax Exempt Trust Receipts) Series 2005 A DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+, AAA)
3.58%(b)(c)	11/07/06	5,840	5,840,000

			1,072,468,983

Puerto Rico — 2.3%
Commonwealth of Puerto Rico Electric Power Authority RB (Trust Receipts) Series 2002-1 DN (MBIA Insurance, Bank of New York SBPA) (A-1+)
3.57%(b)(c)	11/07/06	2,195	2,195,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 1997 DN (Societe Generale LOC) (A-1+)
3.55%(b)(c)	11/07/06	1,300	1,300,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB (Merlots) Series 2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
3.32%(b)(c)	11/15/06	2,995	2,995,000
Commonwealth of Puerto Rico RB Series 2006 TRAN (Multiple LOC’s) (SP-1+, MIG-1)
4.50%	07/30/07	9,000	9,065,245
Commonweatlh of Puerto Rico Power Authority RB Series 1997 SGA-44 DN (Societe Generale LOC) (A-1+)
3.55%(c)	11/07/06	3,035	3,035,000
Puerto Rico HFA (Floater Trust Receipts) Series 2006K-48 DN (Lehman Liquidity Co. Liquidity Facility, HUD Loan Guaranty) (Aa3, VMIG-1)
3.60%(b)(c)	11/07/06	8,500	8,500,000

			27,090,245

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.1% (Cost $1,099,559,228)			1,099,559,228

AFFILIATED INVESTMENTS — 5.4%
Bay Area Toll Authority Toll Bridge RB Series 2006MT-238 DN (Liquidity Facility, Depfa Bank PLC)
3.72%(b)(c)	11/01/06	15,000	15,000,000
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank-Hessen SBPA)
3.57%(b)(c)	11/07/06	9,700	9,700,000
Clovis County Unified School District GO (Merrill Lynch P-Float Trust Receipts) Series 2005-PZ-42 DN (FGIC Insurance, Merrill Lynch Capital Services SBPA)
3.62%(b)(c)(d)	11/07/06	1,330	1,330,000
Eclipse Funding Trust GO (Solar Eclipse-Los Angeles Unified School District) Series 2006-0018 DN (FGIC Insurance, U.S. Bank N.A. Liquidity Facility)
3.58%(c)	11/07/06	5,265	5,265,000
Golden State Tobacco Securitization Corp. RB (California Tobacco Settlement-Spears) Series 2006D-195 DN (FGIC Insurance, Deutsche Bank A.G. Liquidity Facility)
3.61%(b)(c)	11/07/06	2,075	2,075,000
Golden State Tobacco Securitization Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)
3.61%(b)(c)(d)	11/02/06	2,200	2,200,000
Golden State Tobacco Securitization Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)
3.61%(b)(c)(d)	11/07/06	2,740	2,740,000
Pleasant Valley School District of Ventura County GO (Merrill Lynch P-Float Trust Receipts) Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA)
3.57%(b)(c)	11/07/06	5,850	5,850,000
San Diego Public Facilities Financing Authority Lease RB (Merrill Lynch P-Float Trust Receipts) Series 2002 PPT-1002C DN (AMBAC Insured, Merrill Lynch Capital Services SBPA)
3.61%(b)(c)(d)	11/02/06	9,875	9,875,000
Tobacco Settlement Financing Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2005 PA-1288 DN (Merrill Lynch Capital Services SBPA)
3.62%(b)(c)(d)	11/07/06	2,000	2,000,000
West Covina Unified School District GO Series 2003-03-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility)
3.57%(b)(c)	11/07/06	6,825	6,825,000

TOTAL AFFILIATED INVESTMENTS (Cost $62,860,000)			62,860,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONCLUDED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	VALUE
TOTAL INVESTMENTS IN SECURITIES — 99.5% (Cost $1,162,419,228(a))	$1,162,419,228

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%	5,525,471

NET ASSETS — 100.0%	$1,167,944,699

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 30.0% of its net assets, with a current market value of $351,300,000, in securities restricted as to resale.
(c)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 93.9%
New York — 93.1%
Batavia City School District GO Series 2006 BAN
4.25%	11/02/07	$2,401	$2,414,917
Canandaigua City School District GO Series 2006 BAN (State Aid Withholding LOC)
4.00%	10/18/07	1,700	1,707,095
Catskill Central School District GO Series 2006 BAN (State Aid Withholding LOC)
4.25%	06/28/07	1,000	1,004,222
Cayuga County Hospital Improvement Corp. Lehman COP Series 200D-L1 DN (Lehman Liquidity LLC SBPA) (A-1+)
3.60%(b)(c)	11/07/06	955	955,000
City of New York GO (Morgan Stanley Trust Receipts) Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.58%(b)(c)	11/07/06	9,644	9,643,750
City of New York Housing Development Corp. RB (Residential East 17th Street Project) Series 1993A DN (Chemical Bank LOC) (A-1+)
3.61%(c)	11/01/06	4,600	4,600,000
City of New York IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.62%(c)	11/07/06	2,000	2,000,000
City of New York IDA Civic Facilities RB (French Institute Alliance Project) Series 2005 DN (M&T Bank LOC) (VMIG-1)
3.63%(c)	11/07/06	2,340	2,340,000
City of New York IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank LOC) (VMIG-1)
3.58%(c)	11/07/06	1,600	1,600,000
City of New York IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank LOC) (VMIG-1)
3.58%(c)	11/07/06	2,625	2,625,000
City of New York Municipal Water Finance Authority RB (Water & Sewer Systems Project) Series 2002C-1 DN (State Street Bank & Trust LOC) (A-1+, VMIG-1)
3.61%(c)	11/01/06	1,500	1,500,000
City of New York Transitional Finance Authority Financing RB (Eagle Trust Receipts) Series 2000 DN (Citibank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	9,900	9,900,000
City of New York Transitional Finance Authority Financing RB (Eagle Trust Receipts) Series 2001 DN (Citibank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	3,300	3,300,000
City of New York Transitional Finance Authority Financing RB (Future Tax Secured Bonds) Series 1998C DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.64%(c)	11/01/06	3,500	3,500,000
City Of New York Transitional Finance Authority Future Tax Secured RB Series 2001A DN (J.P. Morgan Chase Bank SBPA) (A-1+, VMIG-1)
3.54%(c)	11/07/06	5,300	5,300,000
City of New York Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1-1C DN (J.P. Morgan Chase Bank LOC) (A-1+, VMIG-1)
3.64%(c)	11/01/06	320	320,000
Dormitory Authority of the State of New York RB (Mental Health Services Project) Series 2003D-2G DN (Bank of Nova Scotia LOC) (A-1)
3.52%(c)	11/07/06	7,100	7,100,000
Dormitory Authority RB (Glen Eddy, Inc. Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
3.55%(c)	11/07/06	4,480	4,480,000
Dormitory Authority RB (Merlots Trust Receipts) Series 2001A-30 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.59%(b)(c)	11/07/06	2,975	2,975,000
Dormitory Authority RB (Merlots Trust Reciepts) Series 2003 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.59%(b)(c)	11/07/06	7,160	7,160,000
Dormitory Authority RB Series 2001D DN (MBIA Insurance, Bank of America SBPA) (A-1+)
3.59%(b)(c)	11/07/06	1,900	1,900,000
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 DN (KeyBank N.A. LOC)
3.64%(c)	11/07/06	2,300	2,300,000
Erie County IDA RB (Orchard Park CCRC Inc. Project) Series 2006B DN (Soveriegn Bank LOC, Citizens Bank of Rhode Island LOC) (A-1+)
3.57%(c)	11/07/06	8,600	8,600,000
Fayetteville-Manlius Central School District GO Series 2006 BAN
4.00%	11/02/07	400	401,544
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC)
3.64%(c)	11/07/06	2,690	2,690,000
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC) (KBC Bank LOC) (A-1+)
3.56%(c)	11/07/06	5,995	5,995,000
Ithaca City School District GO Series 2006 RAN
4.38%	06/29/07	1,900	1,907,679
Jay Street Development Corporation Courts Facilities RB (Jay Street Project) Series 2003A-4 MB (Depfa Bank PLC LOC) (A-1+, VMIG-1)
3.55%(c)	11/01/06	3,630	3,630,000
Katonah Lewisboro Unified Free School District GO Series 2006 BAN
4.50%	07/20/07	3,050	3,065,747
Liberty Development Corp. RB Series 2006-1251 DN (Morgan Stanley SBPA) (VMIG-1)
3.58%(b)(c)	11/07/06	13,700	13,700,000
Long Island Power Authority RB (Munitops Certificates Trust) Series 2006-15 DN (XLCA Insurance, ABN AMRO SBPA) (F-1+)
3.59%(b)(c)	11/07/06	7,500	7,500,000
Metropolitan Transportation Authority RB Series 2005 DN (Fortis Bank LOC) (VMIG-1)
3.56%(c)	11/07/06	10,150	10,150,000
Metropolitan Transportation Authority RB (Piper Jaffray Trust Certificates) Series 2002F DN (Bank of New York LOC) (VMIG-1)
3.59%(b)(c)	11/07/06	5,667	5,667,000
Monroe County GO Series 2006 RAN
4.00%	04/16/07	10,000	10,017,400

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (continued)
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (J.P. Morgan Chase Bank LOC) (VMIG-1)
3.54%(c)	11/07/06	$2,295	$2,295,000
Monroe County IDA Civic Facility RB (Sigal Center Project) Series 2004 DN (M&T Bank Corp. LOC) (VMIG-1)
3.63%(c)	11/07/06	1,700	1,700,000
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC) (A-1)
3.61%(c)	11/07/06	2,665	2,665,000
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Sovereign Bank LOC, Comerica Bank LOC) (VMIG-1)
3.58%(c)	11/07/06	2,500	2,500,000
Nassau County Intermediate Finance Authority RB Series 2002B DN (FSA Insurance, Banque Nationale de Paribas SBPA) (A-1+, VMIG-1)
3.49%(c)	11/07/06	300	300,000
New Rochelle City School District GO Series 2006 TAN
4.38%	06/29/07	3,500	3,513,932
New York City Convention Center Series 2006-0004 DN (AMBAC Insurance, U.S. Bank Liquidity Facility) (VMIG-1)
3.57%(b)(c)	11/07/06	5,700	5,700,000
New York City GO Subseries 2006H-1 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.60%(c)	11/01/06	4,000	4,000,000
New York City IDRB Series 2006-1466 DN (FGIC Insurance, J.P. Morgan Chase Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	4,500	4,500,000
New York City IDRB Series 2006-523CE ROC-RR-II-R DN (Citibank Liquidity Facility, Citigroup Guaranty) (VMIG-1)
3.59%(b)(c)	11/07/06	2,200	2,200,000
New York City Municipal Finance Authority Water & Sewer System RB Putter Series 2006-1226 DN (Morgan Stanley Liquidity Facility) (VMIG-1)
3.58%(b)(c)	11/07/06	8,700	8,700,000
New York City Municipal Finance Authority Water & Sewer System RB Putter Series 2006-1263 DN (FSA Insurance, PB Capital Liquidity Facility) (A-1)
3.60%(b)(c)	11/07/06	5,870	5,870,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1999B-3 DN (Banc One LOC) (A-1+, VMIG-1)
3.54%(c)	11/07/06	7,100	7,100,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) (WestLB AG SBPA) Series 1998A-1 DN (A-1+, VMIG-1)
3.54%(c)	11/07/06	8,430	8,430,000
New York City Transitional Finance Authority RB Series 2001B DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.58%(c)	11/01/06	1,700	1,700,000
New York City Transitional Finance Authority RB Series 2001C DN (Landesbank Baden-Wurttenberg Liquidity Facility) (A-1+, VMIG-1)
3.50%(c)	10/31/06	8,000	8,000,000
New York City Water & Sewer RB (Munitops Trust Certificates) Series 2006-3 DN (XLCA Insurance, ABN-AMRO Bank N.V. SPA) (VMIG-1)
3.59%(b)(c)	11/07/06	8,330	8,330,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2004F-2C DN (FSA Insured, Dexia Credit Local SBPA) (AAA, AAA)
3.54%(c)	11/07/06	6,600	6,600,000
New York Environmental Facilities Corp. RB (Clean Water & Drinking Project) Putters Series 2006-1372 DN (J.P. Morgan Chase Bank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	7,750	7,750,000
New York Environmental Facility Clean Water & Drinking RB (Merlots Trust Receipts) Series 2004B DN (Wachovia Bank N.A. SBPA) (A-1)
3.59%(b)(c)	11/07/06	5,380	5,380,000
New York GO Putters Series 2006-1299 DN (FSA Insurance, J.P. Morgan Chase Bank SBPA) (A-1+)
3.60%(b)(c)	11/07/06	5,365	5,365,000
New York GO Putters Series 2006-1318 DN (AMBAC Insurance, J.P. Morgan Chase Bank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	2,000	2,000,000
New York GO Series 2005E-3 DN (Bank of America LOC) (A-1+, VMIG-1)
3.54%(c)	11/07/06	700	700,000
New York GO Series 2006I-4 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.57%(c)	11/07/06	5,000	5,000,000
New York GO Series 2006I-7 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.57%(c)	11/07/06	22,000	22,000,000
New York Housing Finance Agency RB (10 Barclay Street Project) Series 2004A DN (Federal National Mortgage Assoc. Guaranty) (VMIG-1)
3.54%(c)	11/07/06	8,700	8,700,000
New York Local Government Assistance Corp. RB Series 1995F DN (Toronto Dominion LOC) (A-1, VMIG-1)
3.46%(c)	11/07/06	300	300,000
New York Local Government Assistance Corp. RB Series 2003-4V DN (FGIC Insurance, WestLB AG SBPA) (A-1+, F-1+)
3.53%(c)	11/07/06	1,800	1,800,000
New York RB (UBS Municipal Certificates Floaters) Series 2005-22 DN (FSA Insurance, Landesbank Hessen SBPA) (A-1+)
3.59%(b)(c)	11/07/06	1,015	1,015,000
New York State Dormitory Authority RB (Lehman Muni Trust Receipts) Series 2006P-44U DN (Lehman Liquidity Facility) (A-1, VMIG-1)
3.57%(b)(c)	11/07/06	3,300	3,300,000
New York State Environmental Facilities Corp. RB (Citibank Eagle Trust Receipts Clean Water & Drinking Project) Series 2003A DN (Citibank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	5,710	5,710,000
New York State Environmental Facilities Corp. RB (Citigroup Trust Receipts Facscorp Clean Water & Drinking Project) Series 2003R-2014-ROC-II DN (Citibank Liquidity Facility) (VMIG-1)
3.59%(b)(c)	11/07/06	2,650	2,650,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (continued)
New York State Environmental Facilities Corp. RB (Citigroup Trust Receipts Facscorp Clean Water & Drinking Project) Series 2003R-4001-ROC-II DN (Citibank Liquidity Facility) (VMIG-1)
3.59%(b)(c)	11/02/06	$1,585	$1,585,000
New York State HFA RB Series 2003E DN (BNP Paribas LOC) (A-1+, F1+)
3.57%(c)	11/07/06	2,100	2,100,000
New York State Power Authority GO Series 1985 DN (Dexia Bank N.A. LOC) (A-1+, VMIG-1)
3.60%	03/01/07	5,100	5,100,000
New York State Power Authority GO Series 2006 TECP
3.56%	12/07/06	6,000	6,000,000
New York State Thruway Floaters Trust Receipts Series 2006-K53 DN (Lehman Liquidity Facility) (A-1)
3.57%(b)(c)	11/07/06	4,700	4,700,000
New York Tollway Authority Second General Highway & Bridge Trust Fund RB Series 2006-1413 DN (AMBAC Insured, J.P. Morgan Chase Bank SBPA) (A-1+)
3.60%(b)(c)	11/07/06	3,495	3,495,000
New York Trust Receipts Series 2006-1454 DN (Morgan Stanley Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	7,045	7,045,000
New York Trust Receipts Series 2006-P36U DN (Lehman Liquidity Facility) (A-1)
3.60%(b)(c)	11/07/06	3,575	3,575,000
North Syracuse Central School District GO Series 2006 RAN
4.50%	06/22/07	2,000	2,009,474
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank LOC) (A-1+)
3.55%(c)	11/07/06	15,000	15,000,000
Onondaga County IDA Civic Facility RB (Crouse Health Hospital Project) Series 2003A DN (M&T Bank Corp. LOC) (VMIG-1)
3.64%(c)	11/07/06	3,000	3,000,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (HSBC Bank LOC)
3.64%(c)	11/07/06	4,000	4,000,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Bank of Rhode Island N.A. LOC) (VMIG-1)
3.56%(c)	11/07/06	4,000	4,000,000
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (Keybank LOC) (VMIG-1)
3.62%(c)	11/07/06	4,000	4,000,000
Perinton GO Unlimited Notes Series 2006 MB
4.25%	02/23/07	2,270	2,276,168
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
3.65%(c)	11/07/06	2,600	2,600,000
Rockland County IDA RB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank N.A. LOC) (VMIG-1)
3.61%(c)	11/07/06	7,200	7,200,000
Rome City School District GO Series 2006 BAN
4.50%	07/27/07	5,100	5,125,613
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC) (VMIG-1)
3.59%(c)	11/07/06	2,390	2,390,000
Syosset New York Central School District GO Series 2006 TAN Series 2006
4.50%	06/28/07	7,500	7,540,280
Triborough Bridge & Tunnel Authority RB (ABN-AMRO Munitops Trust Certificates) Series 2002-14 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.58%(b)(c)	11/07/06	9,240	9,240,000
Triborough Bridge & Tunnel Authority RB (Citibank Eagle Trust Receipts) Series 2003A DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/02/06	2,000	2,000,000
Triborough Bridge & Tunnel Authority RB Series 2002F DN (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1, F-1+)
3.56%(c)	11/07/06	1,000	1,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America SBPA) (A-1+, VIMG-1)
3.56%(c)	11/07/06	15,000	15,000,000
Triborough Bridge & Tunnel Authority RB Series 2006B-4 DN (Landesbank Baden-Wurttenberg SBPA) (A-1+, VMIG1)
3.52%(c)	11/07/06	5,000	5,000,000
Triborough Bridge & Tunnel Authority RB Series 2006 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.56%(c)	11/07/06	3,000	3,000,000
TSASC, Inc. RB Series 2006 513CE ROC-RR-II-R DN (Citibank Liquidity Facility, Citigroup Financial Guaranty) (VMIG-1)
3.60%(b)(c)	11/07/06	1,000	1,000,000
TSASC, Inc. RB Series 2006-519CE ROC-RR-II-R DN (Citibank Liquidity Facility, Citigroup Financial Guaranty) (VMIG-1)
3.60%(b)(c)	11/07/06	5,750	5,750,000
Vestal Central School District GO Series 2006 BAN
4.25%	06/21/07	12,000	12,045,148
Watertown GO Unlimited Notes Series 2006 BAN
4.25%	03/01/07	4,425	4,433,280
White Plains GO Series 2006 BAN (Aa1)
4.25%	01/26/07	2,106	2,110,302

			461,043,551

Puerto Rico — 0.8%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB (Merlots) Series 2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
3.32%(b)(c)	11/15/06	3,985	3,985,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 93.9% (Cost $465,028,551)			465,028,551

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONCLUDED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS — 8.1%
City of New York GO (Merrill Lynch P-Float Trust Receipts) Series 1997 DN (AMBAC Insurance, Societe Generale Liquidity Facility)
3.58%(b)(c)	11/07/06	$9,860	$9,860,000
City of New York GO (Merrill Lynch P-Float Trust Receipts) Series 2005-3333 DN (Dexia Bank N.A. LOC)
3.61%(b)(c)	11/07/06	5,340	5,340,000
Tobacco Settlement Financing Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2006 MT-232 DN (Depfa Bank SBPA)
3.61%(b)(c)	11/07/06	17,495	17,495,000
Tobacco Settlement Financing Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2006 MT-256 DN (Svenska Handelsbank LOC)
3.64%(c)	11/07/06	7,495	7,495,000

TOTAL AFFILIATED INVESTMENTS (Cost $40,190,000)			40,190,000

TOTAL INVESTMENTS IN SECURITIES — 102.0% (Cost $505,218,551(a))			505,218,551

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%			(9,900,578)

NET ASSETS — 100.0%			$495,317,973

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 41.6% of its net assets, with a current market value of $206,240,750, in securities restricted as to resale.
(c)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

Key to Investment Abbreviations

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDC	CDC Funding Group
COP	Certificates of Participation
DN	Demand Note (Variable Rate)
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LLC	Limited Liability Co.
LLP	Limited Liability Partnership
LOC	Letter of Credit
MB	Municipal Bond
MBIA	Municipal Bond Insurance Association
MERLOTS	Municipal Exempt Receipts-Liquidity Option Tender
PCRB	Pollution Control Revenue Bond
PLC	Public Limited Co.
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note
XLCA	XL Capital Assurance

The ratings of the investments in the various Funds provided by the Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service are believed to be the most recent ratings available at October 31, 2006. The ratings have not been audited by the Independent Registered Public Accounting Firm and, therefore, are not covered by the Report of Independent Registered Public Accounting Firm.

BLACK ROCK LIQUIDITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2006	TEMPFUND	TEMPCASH	FEDFUND	T-FUND	FEERAL TRUST FUND	TREASURY TRUST FUND
ASSETS
Investments at value-unaffiliated[1]	$35,326,221,344	$10,571,696,543	$3,361,604,908[3]	$3,990,305,000[3]	$142,474,987	$1,283,090,471
Investments at value-affiliated[2]	314,800,000[3]	52,000,000	—	—	—	—
Cash	—	282,652	—	—	326	—
Interest receivable	107,506,458	48,218,996	10,495,463	3,032,716	651,905	6,780,394
Prepaid expenses	477,637	154,644	62,271	85,663	20,196	45,170

TOTAL ASSETS	35,749,005,439	10,672,352,835	3,372,162,642	3,993,423,379	143,147,414	1,289,916,035

LIABILITIES
Payable to custodian	988,243	—	49,719,594	3,752	—	16,506
Investments purchased payable	49,662,196	28,300,000	—	—	—	34,775,883
Management fee payable	4,753,373	1,499,093	551,396	686,381	14,855	208,270
Distributions payable	93,927,693	20,939,918	8,570,424	14,127,009	234,896	3,027,557
Custodian fees payable	171,190	91,032	11,319	—	2,390	—
Transfer agent fees payable	214,520	55,967	13,678	19,655	—	3,314
Shareholder servicing fees payable	2,338,974	166,359	272,506	243,438	7,545	68,526
Distribution fees payable	240,682	7	15,866	—	—	—
Officers’ and trustees’ fees payable	31,168	9,733	3,006	3,644	5,939	1,142
Other accrued expenses payable	834,910	297,213	94,003	138,488	15,208	23,654

TOTAL LIABILITIES	153,162,949	51,359,322	59,251,792	15,222,367	280,833	38,124,852

NET ASSETS	$35,595,842,490	$10,620,993,513	$3,312,910,850	$3,978,201,012	$142,866,581	$1,251,791,183

__________
[1] Cost of investments-unaffiliated	$35,326,221,344	$10,571,696,543	$3,361,604,908	$3,990,305,000	$142,474,987	$1,283,090,471
[2] Cost of investments-affiliated	314,800,000	52,000,000	—	—	—	—
[3] Consists primarily or entirely of Repurchase Agreements collateralized by U.S. Treasury and Agency Obligations

NET ASSETS CONSISTED OF:
Capital Paid-in	$35,599,353,009	$10,623,215,286	$3,312,922,904	$3,978,307,970	$142,866,287	$1,252,110,910
Accumulated net realized gain (loss) on investment transactions	(3,510,519)	(2,221,773)	(12,054)	(106,958)	294	(319,727)

NET ASSETS	$35,595,842,490	$10,620,993,513	$3,312,910,850	$3,978,201,012	$142,866,581	$1,251,791,183

BLACKROCK LIQUIDITY FUNDS

	TEMPFUND	TEMPCASH	FEDFUND	T-FUND	FEDERAL TRUST FUND	TREASURY TRUST FUND
Institutional Shares:
Net Assets	$25,788,254,564	$9,769,075,313	$2,417,594,268	$2,906,319,434	$105,241,730	$882,971,170
Shares outstanding, unlimited number of shares authorized, $0.001 par value	25,791,020,640	9,771,128,851	2,417,631,165	2,906,406,972	105,243,191	883,214,873
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Dollar Shares:
Net Assets	$4,971,728,601	$826,330,821	$415,039,654	$691,792,248	$37,624,851	$205,316,723
Shares outstanding, unlimited number of shares authorized, $0.001 par value	4,972,304,276	826,500,913	415,013,330	691,808,374	37,623,718	205,384,269
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management Shares:
Net Assets	$358,943,520	$126,310	$—	$364,515,127	$—	$50,436,599
Shares outstanding, unlimited number of shares authorized, $0.001 par value	358,966,576	126,304	—	364,518,425	—	50,438,044
Net Asset Value	$1.00	$1.00	$—	$1.00	$—	$1.00
Cash Reserve Shares:
Net Assets	$17,172,932	$—	$1,082,432	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	17,170,700	—	1,082,495	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—
Administration Shares:
Net Assets	$1,763,131,999	$25,461,069	$83,069,080	$15,574,203	$—	$113,066,691
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,763,283,076	25,459,218	83,069,080	15,574,199	—	113,073,724
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$—	$1.00
Bear Stearns Shares:
Net Assets	$810,612,748	$—	$52,420,317	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	810,616,863	—	52,420,520	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—
Bear Stearns Premier Choice Shares:
Net Assets	$10,346,966	$—	$2,261	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	10,345,696	—	2,264	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—
Bear Stearns Private Client Shares:
Net Assets	$1,479,708,152	$—	$295,306,702	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,479,715,102	—	295,307,864	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—
Bear Stearns Premier Shares:
Net Assets	$395,943,008	$—	$48,396,136	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	395,930,080	—	48,396,185	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2006	MUNIFUND	MUNICASH	CALIFORNIA MONEY FUND	NEW YORK MONEY FUND
ASSETS
Investments at value-unaffiliated[1]	$2,224,530,187	$1,226,405,955	$1,099,559,228	$465,028,551
Investments at value-affiliated[2]	137,965,000	92,105,000	62,860,000	40,190,000
Cash	—	—	51,472	22,117
Interest receivable	16,307,886	7,787,495	7,631,326	3,926,970
Investments sold receivable	—	10,567,479	—	—
Prepaid expenses	68,471	38,210	17,999	12,896

TOTAL ASSETS	2,378,871,544	1,336,904,139	1,170,120,025	509,180,534

LIABILITIES
Payable to custodian	134,141	67,649	—	—
Investments purchased payable	—	10,618,972	—	12,834,972
Management fee payable	388,357	209,778	173,550	73,911
Distributions payable	3,863,989	1,572,436	1,832,280	868,894
Custodian fee payable	722	—	1,060	435
Transfer agent fee payable	7,592	5,275	1,775	171
Shareholder servicing fees payable	231,387	17,334	103,222	56,148
Distribution fees payable	8,816	4	9,595	834
Officers’ and trustees’ fees payable	2,080	1,202	977	435
Other accrued expenses payable	46,072	37,306	52,867	26,761

TOTAL LIABILITIES	4,683,156	12,529,956	2,175,326	13,862,561

NET ASSETS	$2,374,188,388	$1,324,374,183	$1,167,944,699	$495,317,973

_________
[1] Cost of investments-unaffiliated	$2,211,975,187	$1,226,405,955	$1,099,559,228	$462,363,551
[2] Cost of investments-affiliated	150,520,000	92,105,000	62,860,000	42,855,000

NET ASSETS CONSISTED OF:
Capital Paid-in	$2,374,186,084	$1,324,855,619	$1,167,942,106	$495,297,299
Undistributed net investment income	2,304	10,030	—	—
Accumulated net realized gain (loss) on investment transactions	—	(491,466)	2,593	20,674

NET ASSETS	$2,374,188,388	$1,324,374,183	$1,167,944,699	$495,317,973

BLACKROCK LIQUIDITY FUNDS

	MUNIFUND	MUNICASH	CALIFORNIA MONEY FUND	NEW YORK MONEY FUND
Institutional Shares:
Net Assets	$1,420,560,283	$1,232,426,682	$860,859,180	$313,841,785
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,420,498,070	1,232,894,411	860,855,145	313,505,311
Net Asset Value	$1.00	$1.00	$1.00	$1.00
Dollar Shares:
Net Assets	$96,852,701	$91,504,554	$40,850,395	$6,362,008
Shares outstanding, unlimited number of shares authorized, $0.001 par value	96,852,199	91,521,720	40,845,619	6,356,058
Net Asset Value	$1.00	$1.00	$1.00	$1.00
Cash Management Shares:
Net Assets	$41,698,712	$—	$10,122,131	$9,398,202
Shares outstanding, unlimited number of shares authorized, $0.001 par value	41,695,460	—	10,122,083	9,395,169
Net Asset Value	$1.00	$—	$1.00	$1.00
Administration Shares:
Net Assets	$371,211,009	$442,947	$5,013,012	$16,124,844
Shares outstanding, unlimited number of shares authorized, $0.001 par value	371,154,389	442,949	5,012,334	16,111,539
Net Asset Value	$1.00	$1.00	$1.00	$1.00
Bear Stearns Shares:
Net Assets	$31,467,291	$—	$33,556,062	$2,685,759
Shares outstanding, unlimited number of shares authorized, $0.001 par value	31,466,417	—	33,549,627	2,682,142
Net Asset Value	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Choice Shares:
Net Assets	$2,277	$—	$2,225	$242,464
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,283	—	2,224	242,453
Net Asset Value	$1.00	$—	$1.00	$1.00
Bear Stearns Private Client Shares:
Net Assets	$252,343,611	$—	$203,719,443	$138,323,470
Shares outstanding, unlimited number of shares authorized, $0.001 par value	252,323,759	—	203,685,319	138,224,612
Net Asset Value	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Shares:
Net Assets	$160,052,504	$—	$13,822,251	$8,339,441
Shares outstanding, unlimited number of shares authorized, $0.001 par value	160,032,413	—	13,817,729	8,334,565
Net Asset Value	$1.00	$—	$1.00	$1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2006	TEMPFUND	TEMPCASH	FEDFUND
Investment income:
Interest	$1,609,371,680	$592,936,258	$156,356,312
Interest from affiliates (Note C)	43,079,164	18,436,975	7,777,681

Total investment income	1,652,450,844	611,373,233	164,133,993

Expenses:
Management fee	42,603,065	18,332,174	5,981,525
Investment advisory fee	8,229,950	3,766,446	1,096,083
Administration fee	10,770,770	4,171,071	1,464,582
Custodian fee	2,187,618	997,298	212,579
Transfer agent fee	2,245,602	776,386	275,632
Shareholder servicing fees - class specific	26,801,310	1,764,623	3,197,960
Distribution fees - class specific	7,483,438	—	1,185,372
Legal and audit fees	676,979	234,955	88,231
Printing fee	214,558	49,060	19,679
Registration fees and expenses	360,646	218,567	81,166
Officers’ and trustees’ fees	320,970	115,109	32,699
Other	646,277	183,424	91,678

Total expenses	102,541,183	30,609,113	13,727,186

Less fees paid indirectly (Note C)	(29,135)	(7,313)	(9,234)
Less custody fees paid indirectly (Note C)	—	—	(41,170)
Less management fee waived (Note C)	(5,856,444)	(4,658,305)	(1,808,725)
Less investment advisory and administration fees waived (Note C)	(2,127,946)	(1,926,268)	(758,108)
Less shareholder servicing fees waived - class specific (Note C)	(1,538,477)	—	(359,257)
Less distribution fees waived - class specific (Note C)	(4,789,624)	—	(1,009,184)

Net expenses	88,199,557	24,017,227	9,741,508

Net investment income	1,564,251,287	587,356,006	154,392,485
Net realized gain (loss) from:
Investment transactions	25,007	44,244	—
Affiliated transactions	1,234,415	764,283	—

	1,259,422	808,527	—

Net increase in net assets resulting from operations	$1,565,510,709	$588,164,533	$154,392,485

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	T-FUND	FEDERAL TRUST FUND	TREASURY TRUST FUND	MUNIFUND	MUNICASH	CALIFORNIA MONEY FUND	NEW YORK MONEY FUND
Investment income:
Interest	$202,809,417	$6,130,512	$55,603,895	$77,703,553	$40,787,742	$25,268,541	$12,757,045
Interest from affiliates (Note C)	9,626,199	—	—	11,971,153	11,715,913	3,902,597	3,971,230

Total investment income	212,435,616	6,130,512	55,603,895	89,674,706	52,503,655	29,171,138	16,728,275

Expenses:
Management fee	7,537,282	248,262	2,355,590	5,612,726	3,268,306	2,521,225	1,336,057
Investment advisory fee	1,429,364	44,638	421,499	1,328,225	979,639	404,454	289,122
Administration fee	1,771,037	71,524	656,118	1,328,225	979,639	353,897	252,982
Custodian fee	274,101	10,838	102,022	186,933	151,936	60,286	36,327
Transfer agent fee	301,235	17,381	115,052	208,075	121,076	102,488	55,722
Shareholder servicing fees - class specific	4,062,427	117,929	815,556	3,116,742	151,959	1,144,819	835,503
Distribution fees - class specific	—	—	—	1,055,012	—	675,179	521,146
Legal and audit fees	107,269	23,236	39,196	83,814	59,794	29,223	35,807
Printing fee	18,141	161	4,221	14,410	2,427	6,411	4,055
Registration fees and expenses	145,937	29,400	34,086	36,665	34,173	48,972	18,458
Officers’ and trustees’ fees	43,166	—	11,233	25,120	13,671	8,535	4,708
Other	134,190	12,046	36,681	85,159	49,165	17,776	10,190

Total expenses	15,824,149	575,415	4,591,254	13,081,106	5,811,785	5,373,265	3,400,077

Less fees paid indirectly (Note C)	(4,155)	(601)	(2,552)	(4,371)	(2,164)	(2,361)	(768)
Less custody fees paid indirectly (Note C)	(184,982)	—	—	(91,024)	(51,889)	(20,198)	(12,248)
Less management fee waived (Note C)	(2,017,743)	(134,658)	(887,643)	(2,385,593)	(1,621,187)	(1,371,176)	(737,705)
Less investment advisory and administration fees waived (Note C)	(846,946)	(64,799)	(412,737)	(1,109,223)	(886,271)	(422,890)	(305,044)
Less shareholder servicing fees waived - class specific (Note C)	—	—	—	(422,273)	—	(189,360)	(151,461)
Less distribution fees waived - class specific (Note C)	—	—	—	(970,852)	—	(566,316)	(507,870)

Net expenses	12,770,323	375,357	3,288,322	8,097,770	3,250,274	2,800,964	1,684,981

Net investment income	199,665,293	5,755,155	52,315,573	81,576,936	49,253,381	26,370,174	15,043,294
Net realized gain (loss) from:	—	833	(28,430)	188,326	(227,323)	164,252	89,345
Investment transactions	—	—	—	47,603	2,872	8,314	219,675

Affiliated transactions	—	833	(28,430)	235,929	(224,451)	172,566	309,020

Net increase in net assets resulting from operations	$199,665,293	$5,755,988	$52,287,143	$81,812,865	$49,028,930	$26,542,740	$15,352,314

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	TEMPFUND		TEMPCASH
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Increase (decrease) in net assets:
Operations:
Net investment income	$1,564,251,287	$765,421,595	$587,356,006	$291,076,263
Net gain (loss) on investments	1,259,422	(3,955,645)	808,527	(2,941,546)

Net increase in net assets resulting from operations	1,565,510,709	761,465,950	588,164,533	288,134,717

Distributions to shareholders from:
Net investment income:
Institutional Shares	(1,170,421,389)	(594,608,980)	(555,133,189)	(276,408,719)
Dollar Shares	(203,745,386)	(100,612,236)	(31,458,015)	(14,667,437)
Cash Management Shares	(13,450,676)	(5,497,777)	(1,994)	—
Cash Reserve Shares	(1,875,502)	(9,407)	—	—
Administration Shares	(74,634,676)	(33,232,238)	(762,362)	—
Bear Stearns Shares	(29,917,432)	(9,864,345)	—	—
Bear Stearns Premier Choice Shares	(567,580)	(65,038)	(9)	(54)
Bear Stearns Private Client Shares	(54,623,561)	(17,615,458)	—	—
Bear Stearns Premier Shares	(15,015,085)	(3,916,116)	(437)	(53)

Total distributions from net investment income	(1,564,251,287)	(765,421,595)	(587,356,006)	(291,076,263)

Capital share transactions (Note D)	7,555,050,216	5,063,639,702	(1,552,678,785)	3,794,268,757

Total increase (decrease) in net assets	7,556,309,638	5,059,684,057	(1,551,870,258)	3,791,327,211
Net assets:
Beginning of year	28,039,532,852	22,979,848,795	12,172,863,771	8,381,536,560

End of year	$35,595,842,490	$28,039,532,852	$10,620,993,513	$12,172,863,771

End of year undistributed net investment income	$—	$—	$—	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	FEDFFUND		T-FUND		FEDERAL TRUST FUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Increase (decrease) in net assets:
Operations:
Net investment income	$154,392,485	$71,906,333	$199,665,293	$92,782,161	$5,755,155	$2,769,496
Net gain (loss) on investments	—	(12,054)	—	(91,112)	833	62

Net increase in net assets resulting from operations	154,392,485	71,894,279	199,665,293	92,691,049	5,755,988	2,769,558

Distributions to shareholders from:
Net investment income:
Institutional Shares	(113,702,966)	(56,845,159)	(138,549,498)	(71,672,291)	(3,708,198)	(2,548,160)
Dollar Shares	(21,405,041)	(9,224,103)	(50,935,185)	(18,381,675)	(2,046,957)	(221,336)
Cash Management Shares	—	—	(9,346,190)	(2,436,951)	—	—
Cash Reserve Shares	(95,349)	(96,410)	—	—	—	—
Administration Shares	(3,116,432)	(592,542)	(834,420)	(291,244)	—	—
Bear Stearns Shares	(1,945,617)	(714,543)	—	—	—	—
Bear Stearns Premier Choice Shares	(97)	(53)	—	—	—	—
Bear Stearns Private Client Shares	(11,467,225)	(3,691,614)	—	—	—	—
Bear Stearns Premier Shares	(2,659,758)	(750,210)	—	—	—	—

Total distributions from net investment income	(154,392,485)	(71,914,634)	(199,665,293)	(92,782,161)	(5,755,155)	(2,769,496)

Capital share transactions (Note D)	200,177,320	805,358,063	145,145,651	(158,738,084)	13,267,150	32,876,700

Total increase (decrease) in net assets	200,177,320	805,337,708	145,145,651	(158,829,196)	13,267,983	32,876,762
Net assets:
Beginning of year	3,112,733,530	2,307,395,822	3,833,055,361	3,991,884,557	129,598,598	96,721,836

End of year	$3,312,910,850	$3,112,733,530	$3,978,201,012	$3,833,055,361	$142,866,581	$129,598,598

End of year undistributed net investment income	$—	$—	$—	$—	$—	$—

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	TREASURY TRUST FUND		MUNIFUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Increase (decrease) in net assets:
Operations:
Net investment income	$52,315,573	$30,456,420	$81,576,936	$54,933,770
Net gain (loss) on investments	(28,430)	(88,018)	235,929	(1,993)

Net increase in net assets resulting from operations	52,287,143	30,368,402	81,812,865	54,931,777

Distributions to shareholders from:
Net investment income:
Institutional Shares	(37,372,332)	(21,191,366)	(50,725,779)	(39,983,333)
Dollar Shares	(8,130,971)	(5,612,248)	(2,503,251)	(1,240,562)
Cash Management Shares	(1,367,629)	(212,404)	(1,146,749)	(480,285)
Administration Shares	(5,444,641)	(3,440,402)	(15,420,096)	(9,836,529)
Bear Stearns Shares	—	—	(558,500)	(399,042)
Bear Stearns Premier Choice Shares	—	—	(65)	(24)
Bear Stearns Private Client Shares	—	—	(6,165,813)	(1,897,394)
Bear Stearns Premier Shares	—	—	(5,056,683)	(1,079,649)

Total distributions from net investment income	(52,315,573)	(30,456,420)	(81,576,936)	(54,916,818)

Capital share transactions (Note D)	62,300,625	(78,252,083)	(710,990,163)	652,158,726

Total increase (decrease) in net assets	62,272,195	(78,340,101)	(710,754,234)	652,173,685
Net assets:
Beginning of year	1,189,518,988	1,267,859,089	3,084,942,622	2,432,768,937

End of year	$1,251,791,183	$1,189,518,988	$2,374,188,388	$3,084,942,622

End of year undistributed net investment income	$—	$—	$2,304	$19,256

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	MUNICASH		CALIFORNIA MONEY FUND		NEW YORK MONEY FUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Increase (decrease) in net assets:
Operations:
Net investment income	$49,253,381	$47,309,424	$26,370,174	$11,925,234	$15,043,294	$7,289,171
Net gain (loss) on investments	(224,451)	(193,105)	172,566	21,829	309,020	63,676

Net increase in net assets resulting from operations	49,028,930	47,116,319	26,542,740	11,947,063	15,352,314	7,352,847

Distributions to shareholders from:
Net investment income:
Institutional Shares	(47,459,280)	(45,992,394)	(19,513,704)	(9,675,092)	(9,970,513)	(5,286,582)
Dollar Shares	(1,783,682)	(1,299,056)	(1,271,692)	(405,748)	(172,645)	(86,882)
Cash Management Shares	—	—	(26,999)	(3,100)	(203,970)	(18,131)
Administration Shares	(1,366)	—	(125,720)	(64,139)	(497,289)	(318,881)
Bear Stearns Shares	—	—	(718,541)	(183,547)	(88,337)	(53,872)
Bear Stearns Premier Choice Shares	(7)	(39)	(62)	(37)	(2,923)	(37)
Bear Stearns Private Client Shares	—	—	(4,259,946)	(1,482,500)	(3,942,213)	(1,461,521)
Bear Stearns Premier Shares	(6)	(34)	(454,439)	(110,142)	(165,404)	(63,265)

Total distributions from net investment income	(49,244,341)	(47,291,523)	(26,371,103)	(11,924,305)	(15,043,294)	(7,289,171)

Capital share transactions (Note D)	(916,177,126)	(154,567,957)	384,893,900	281,424,957	76,713,061	101,579,055

Total increase (decrease) in net assets	(916,392,537)	(154,743,161)	385,065,537	281,447,715	77,022,081	101,642,731
Net assets:
Beginning of year	2,240,766,720	2,395,509,881	782,879,162	501,431,447	418,295,892	316,653,161

End of year	$1,324,374,183	$2,240,766,720	$1,167,944,699	$782,879,162	$495,317,973	$418,295,892

End of year undistributed net investment income	$10,030	$17,901	$—	$929	$—	$—

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
TempFund
Institutional Shares
10/31/06	$1.00	$0.0470	$(0.0470)	$1.00	4.81%
10/31/05	1.00	0.0276	(0.0276)	1.00	2.80
10/31/04	1.00	0.0109	(0.0109)	1.00	1.09
10/31/03[2]	1.00	0.0113	(0.0113)	1.00	1.14
10/31/02[2]	1.00	0.0186	(0.0186)	1.00	1.88
Dollar Shares
10/31/06	$1.00	$0.0445	$(0.0445)	$1.00	4.55%
10/31/05	1.00	0.0252	(0.0252)	1.00	2.54
10/31/04	1.00	0.0084	(0.0084)	1.00	0.84
10/31/03[2]	1.00	0.0088	(0.0088)	1.00	0.89
10/31/02[2]	1.00	0.0161	(0.0161)	1.00	1.62
Cash Management Shares
10/31/06	$1.00	$0.0420	$(0.0420)	$1.00	4.28%
10/31/05	1.00	0.0227	(0.0227)	1.00	2.29
10/31/04	1.00	0.0059	(0.0059)	1.00	0.59
10/31/03[2]	1.00	0.0063	(0.0063)	1.00	0.63
10/31/02[2]	1.00	0.0136	(0.0136)	1.00	1.37
Cash Reserve Shares[3]
10/31/06	$1.00	$0.0430	$(0.0430)	$1.00	4.39%
10/04/05 - 10/31/05	1.00	0.0025	(0.0025)	1.00	0.24 [4]
11/01/03 - 12/15/03	1.00	0.0007	(0.0007)	1.00	0.07 [4]
10/31/03[2]	1.00	0.0067	(0.0067)	1.00	0.76
10/31/02[2]	1.00	0.0146	(0.0146)	1.00	1.47
Administration Shares
10/31/06	$1.00	$0.0460	$(0.0460)	$1.00	4.70%
10/31/05	1.00	0.0267	(0.0267)	1.00	2.70
10/31/04	1.00	0.0099	(0.0099)	1.00	0.99
10/31/03[2]	1.00	0.0103	(0.0103)	1.00	1.04
04/04/02[6] - 10/31/02[2]	1.00	0.0095	(0.0095)	1.00	1.66 [4]
Bear Stearns Shares
10/31/06	$1.00	$0.0388	$(0.0388)	$1.00	3.95%
10/31/05	1.00	0.0195	(0.0195)	1.00	1.96
10/31/04	1.00	0.0032	(0.0032)	1.00	0.32
10/31/03[2]	1.00	0.0034	(0.0034)	1.00	0.34
05/20/02[6] - 10/31/02[2]	1.00	0.0041	(0.0041)	1.00	0.91 [4]
Bear Stearns Premier Choice Shares
10/31/06	$1.00	$0.0443	$(0.0443)	$1.00	4.52%
04/25/05[6] - 10/31/05	1.00	0.0154	(0.0154)	1.00	1.55 [4]
Bear Stearns Private Client Shares
10/31/06	$1.00	$0.0428	$(0.0428)	$1.00	4.37%
10/31/05	1.00	0.0235	(0.0235)	1.00	2.37
03/26/04[6] - 10/31/04	1.00	0.0048	(0.0048)	1.00	0.48 [4]
Bear Stearns Premier Shares
10/31/06	$1.00	$0.0428	$(0.0428)	$1.00	4.37%
03/02/05[6] - 10/31/05	1.00	0.0179	(0.0179)	1.00	1.80 [4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
TempFund (Continued)
Institutional Shares
10/31/06	$25,788,255	0.18%	0.18%	0.20%	4.78%
10/31/05	20,229,031	0.18	0.18	0.21	2.78
10/31/04	17,452,337	0.18	0.18	0.21	1.09
10/31/03[2]	20,081,053	0.18	0.18	0.20	1.15
10/31/02[2]	19,871,753	0.18	0.18	0.18	1.88
Dollar Shares
10/31/06	$4,971,729	0.43%	0.43%	0.45%	4.44%
10/31/05	4,212,168	0.43	0.43	0.46	2.57
10/31/04	3,665,117	0.43	0.43	0.46	0.83
10/31/03[2]	3,818,036	0.43	0.43	0.45	0.90
10/31/02[2]	4,309,354	0.43	0.43	0.43	1.63
Cash Management Shares
10/31/06	$358,944	0.68%	0.68%	0.70%	4.24%
10/31/05	282,475	0.68	0.68	0.71	2.38
10/31/04	192,325	0.68	0.68	0.71	0.58
10/31/03[2]	147,693	0.68	0.68	0.70	0.57
10/31/02[2]	65,140	0.68	0.68	0.68	1.34
Cash Reserve Shares[3]
10/31/06	$17,173	0.58%	0.58%	0.61%	4.38%
10/04/05 - 10/31/05	3,723	0.58 [5]	0.58 [5]	0.62 [5]	3.34 [5]
11/01/03 - 12/15/03	—	0.58 [5]	0.58 [5]	0.60 [5]	0.54 [5]
10/31/03[2]	6,622	0.58	0.58	0.60	0.94
10/31/02[2]	178,398	0.58	0.58	0.58	1.47
Administration Shares
10/31/06	$1,763,132	0.28%	0.28%	0.30%	4.65%
10/31/05	1,261,354	0.28	0.28	0.31	2.71
10/31/04	1,200,346	0.28	0.28	0.31	1.25
10/31/03[2]	330	0.28	0.28	0.30	1.00
04/04/02[6] - 10/31/02[2]	124	0.28 [5]	0.28 [5]	0.29 [5]	1.62 [5]
Bear Stearns Shares
10/31/06	$810,613	1.00%	1.00%	1.05%	3.89%
10/31/05	706,592	1.00	1.00	1.03	2.25
10/31/04	189,266	0.95	0.95	1.03	0.34
10/31/03[2]	75,071	0.96	0.96	1.02	0.30
05/20/02[6] - 10/31/02[2]	22,717	1.00 [5]	1.00 [5]	1.01 [5]	0.88 [5]
Bear Stearns Premier Choice Shares
10/31/06	$10,347	0.45%	0.45%	0.71%	4.78%
04/25/05[6] - 10/31/05	3,619	0.45 [5]	0.45 [5]	0.72 [5]	3.09 [5]
Bear Stearns Private Client Shares
10/31/06	$1,479,708	0.60%	0.60%	1.05%	4.32%
10/31/05	1,018,935	0.60	0.60	1.06	2.57
03/26/04[6] - 10/31/04	280,458	0.58 [5]	0.58 [5]	1.05 [5]	0.96 [5]
Bear Stearns Premier Shares
10/31/06	$395,943	0.60%	0.60%	0.80%	4.29%
03/02/05[6] - 10/31/05	321,636	0.60 [5]	0.60 [5]	0.81 [5]	2.93 [5]

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
TempCash
Institutional Shares
10/31/06	$1.00	$0.0471	$(0.0471)	$1.00	4.82%
10/31/05	1.00	0.0278	(0.0278)	1.00	2.82
10/31/04	1.00	0.0112	(0.0112)	1.00	1.13
10/31/03[2]	1.00	0.0118	(0.0118)	1.00	1.18
10/31/02[2]	1.00	0.0193	(0.0193)	1.00	1.95
Dollar Shares
10/31/06	$1.00	$0.0446	$(0.0446)	$1.00	4.56%
10/31/05	1.00	0.0253	(0.0253)	1.00	2.56
10/31/04	1.00	0.0087	(0.0087)	1.00	0.88
10/31/03[2]	1.00	0.0093	(0.0093)	1.00	0.93
10/31/02[2]	1.00	0.0168	(0.0168)	1.00	1.70
Cash Management Shares
06/14/06[6] - 10/31/06	$1.00	$0.0179	$(0.0179)	$1.00	1.80%[4]
Administration Shares
11/15/05[6] - 10/31/06[7]	$1.00	$0.0301	$(0.0301)	$1.00	3.04%[4]
Bear Stearns Premier Choice Shares[8]
11/1/05 - 12/13/05	$1.00	$0.0043	$(0.0043)	$1.00	0.44%[4]
10/31/05	1.00	0.0251	(0.0251)	1.00	2.54
03/26/04[6] - 10/31/04	1.00	0.0056	(0.0056)	1.00	0.56[4]
Bear Stearns Premier Shares[9]
11/1/05 - 12/13/05	$1.00	$0.0042	$(0.0042)	$1.00	0.44%[4]
10/31/05	1.00	0.0234	(0.0234)	1.00	2.37
03/26/04[6] - 10/31/04	1.00	0.0041	(0.0041)	1.00	0.41 [4]
FedFund
Institutional Shares
10/31/06	$1.00	$0.0463	$(0.0463)	$1.00	4.73%
10/31/05	1.00	0.0269	(0.0269)	1.00	2.73
10/31/04	1.00	0.0105	(0.0105)	1.00	1.05
10/31/03[2]	1.00	0.0110	(0.0110)	1.00	1.10
10/31/02[2]	1.00	0.0183	(0.0183)	1.00	1.85
Dollar Shares
10/31/06	$1.00	$0.0438	$(0.0438)	$1.00	4.47%
10/31/05	1.00	0.0244	(0.0244)	1.00	2.47
10/31/04	1.00	0.0080	(0.0080)	1.00	0.80
10/31/03[2]	1.00	0.0085	(0.0085)	1.00	0.85
10/31/02[2]	1.00	0.0158	(0.0158)	1.00	1.60
Cash Reserve Shares
10/31/06	$1.00	$0.0423	$(0.0423)	$1.00	4.31%
10/31/05	1.00	0.0229	(0.0229)	1.00	2.32
10/31/04	1.00	0.0065	(0.0065)	1.00	0.65
04/01/03[6] - 10/31/03[2]	1.00	0.0034	(0.0034)	1.00	0.59 [4]
Administration Shares[10]
10/31/06	$1.00	$0.0453	$(0.0453)	$1.00	4.63%
11/10/04[6] - 10/31/05	1.00	0.0110	(0.0110)	1.00	1.10 [4]
Bear Stearns Shares
10/31/06	$1.00	$0.0383	$(0.0383)	$1.00	3.90%
10/31/05	1.00	0.0189	(0.0189)	1.00	1.91
10/31/04	1.00	0.0031	(0.0031)	1.00	0.31
10/31/03[2]	1.00	0.0033	(0.0033)	1.00	0.33
05/20/02[6] - 10/31/02[2]	1.00	0.0040	(0.0040)	1.00	0.89 [4]
Bear Stearns Premier Choice Shares
10/31/06	$1.00	$0.0438	$(0.0438)	$1.00	4.47%
10/31/05	1.00	0.0244	(0.0244)	1.00	2.47
03/26/04[6] - 10/31/04[8]	1.00	0.0054	(0.0054)	1.00	0.54 [4]
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
TempCash (Continued)
Institutional Shares
10/31/06	$9,769,075	0.18%	0.18%	0.23%	4.79%
10/31/05	11,576,987	0.18	0.18	0.24	2.88
10/31/04	7,850,023	0.18	0.18	0.23	1.11
10/31/03[2]	11,193,249	0.18	0.18	0.23	1.18
10/31/02[2]	7,195,494	0.18	0.18	0.24	1.92
Dollar Shares
10/31/06	$826,331	0.43%	0.43%	0.48%	4.50%
10/31/05	595,873	0.43	0.43	0.49	2.63
10/31/04	531,509	0.43	0.43	0.49	0.87
10/31/03[2]	433,227	0.43	0.43	0.48	0.94
10/31/02[2]	402,137	0.43	0.43	0.50	1.71
Cash Management Shares
06/14/06[6] - 10/31/06	$126	0.68%[5]	0.68%[5]	0.73%[5]	4.29%[5]
Administration Shares
11/15/05[6] - 10/31/06[7]	$25,461	0.28%[5]	0.28%[5]	0.34%[5]	5.01%[5]
Bear Stearns Premier Choice Shares[8]
11/1/05 - 12/13/05	$—	0.45%[5]	0.45%[5]	0.50%[5]	4.52%[5]
10/31/05	2	0.45	0.45	0.80	2.57
03/26/04[6] - 10/31/04	2	0.45 [5]	0.45 [5]	0.50 [5]	1.15 [5]
Bear Stearns Premier Shares[9]
11/1/05 - 12/13/05	$—	0.60%[5]	0.60%[5]	0.65%[5]	4.37%[5]
10/31/05	2	0.60	0.60	1.09	2.12
03/26/04[6] - 10/31/04	2	0.70 [5]	0.70 [5]	0.75 [5]	0.81 [5]

FedFund
Institutional Shares
10/31/06	$2,417,594	0.20%	0.20%	0.28%	4.64%
10/31/05	2,320,001	0.20	0.20	0.29	2.73
10/31/04	1,883,220	0.20	0.20	0.29	1.04
10/31/03[2]	2,163,336	0.20	0.20	0.28	1.10
10/31/02[2]	1,955,108	0.20	0.20	0.26	1.82
Dollar Shares
10/31/06	$415,040	0.45%	0.45%	0.53%	4.46%
10/31/05	372,460	0.45	0.45	0.54	2.49
10/31/04	345,479	0.45	0.45	0.54	0.79
10/31/03[2]	397,344	0.45	0.45	0.53	0.87
10/31/02[2]	635,685	0.45	0.45	0.50	1.61
Cash Reserve Shares
10/31/06	$1,082	0.60%	0.60%	0.68%	4.26%
10/31/05	1,547	0.60	0.60	0.70	1.94
10/31/04	9,276	0.60	0.60	0.69	0.62
04/01/03[6] - 10/31/03[2]	13,492	0.60 [5]	0.60 [5]	0.69 [5]	0.58 [5]
Administration Shares[10]
10/31/06	$83,069	0.30%	0.30%	0.38%	4.67%
11/10/04[6] - 10/31/05	43,480	0.30 [5]	0.30 [5]	0.39 [5]	2.63 [5]
Bear Stearns Shares
10/31/06	$52,420	1.00%	1.00%	1.13%	3.86%
10/31/05	47,205	1.00	1.00	1.09	2.14
10/31/04	18,837	0.95	0.95	1.09	0.36
10/31/03[2]	7,889	0.95	0.95	1.08	0.30
05/20/02[6] - 10/31/02[2]	2,728	1.00 [5]	1.00 [5]	1.08 [5]	0.87 [5]
Bear Stearns Premier Choice Shares
10/31/06	$2	0.45%	0.45%	0.53%	4.39%
10/31/05	2	0.45	0.45	0.87	2.48
03/26/04[6] - 10/31/04[2]	2	0.45 [5]	0.45 [5]	0.54 [5]	0.92 [5]

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
FedFund (Continued)
Bear Stearns Private Client Shares
10/31/06	$1.00	$0.0423	$(0.0423)	$1.00	4.31%
10/31/05	1.00	0.0229	(0.0229)	1.00	2.32
03/26/04[6] - 10/31/04	1.00	0.0045	(0.0045)	1.00	0.45 [4]
Bear Stearns Premier Shares
10/31/06	$1.00	$0.0423	$(0.0423)	$1.00	4.31%
10/31/05	1.00	0.0227	(0.0227)	1.00	2.30
03/26/04[6] - 10/31/04	1.00	0.0038	(0.0038)	1.00	0.38 [4]
T-Fund
Institutional Shares
10/31/06	$1.00	$0.0456	$(0.0456)	$1.00	4.65%
10/31/05	1.00	0.0260	(0.0260)	1.00	2.63
10/31/04	1.00	0.0098	(0.0098)	1.00	0.99
10/31/03[2]	1.00	0.0106	(0.0106)	1.00	1.06
10/31/02[2]	1.00	0.0179	(0.0179)	1.00	1.80
Dollar Shares
10/31/06	$1.00	$0.0431	$(0.0431)	$1.00	4.39%
10/31/05	1.00	0.0235	(0.0235)	1.00	2.37
10/31/04	1.00	0.0073	(0.0073)	1.00	0.74
10/31/03[2]	1.00	0.0081	(0.0081)	1.00	0.81
10/31/02[2]	1.00	0.0154	(0.0154)	1.00	1.55
Cash Management Shares
10/31/06	$1.00	$0.0406	$(0.0406)	$1.00	4.13%
10/31/05	1.00	0.0210	(0.0210)	1.00	2.12
10/31/04	1.00	0.0048	(0.0048)	1.00	0.48
10/31/03[2]	1.00	0.0056	(0.0056)	1.00	0.56
10/31/02[2]	1.00	0.0129	(0.0129)	1.00	1.29
Administration Shares
10/31/06	$1.00	$0.0446	$(0.0446)	$1.00	4.55%
10/31/05	1.00	0.0250	(0.0250)	1.00	2.53
10/31/04	1.00	0.0088	(0.0088)	1.00	0.89
10/31/03[2]	1.00	0.0096	(0.0096)	1.00	0.96
04/09/02[6] - 10/31/02[2]	1.00	0.0089	(0.0089)	1.00	1.58 [4]

Federal Trust Fund
Institutional Shares
10/31/06	$1.00	$0.0459	$(0.0459)	$1.00	4.68%
10/31/05	1.00	0.0263	(0.0263)	1.00	2.67
10/31/04	1.00	0.0101	(0.0101)	1.00	1.02
10/31/03[2]	1.00	0.0106	(0.0106)	1.00	1.07
10/31/02[2]	1.00	0.0183	(0.0183)	1.00	1.84
Dollar Shares
10/31/06	$1.00	$0.0434	$(0.0434)	$1.00	4.42%
10/31/05	1.00	0.0238	(0.0238)	1.00	2.41
10/31/04	1.00	0.0076	(0.0076)	1.00	0.77
10/31/03[2]	1.00	0.0081	(0.0081)	1.00	0.81
10/31/02[2]	1.00	0.0158	(0.0158)	1.00	1.59

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
FedFund (Continued)
Bear Stearns Private Client Shares
10/31/06	$295,307	0.60%	0.60%	1.13%	4.25%
10/31/05	241,913	0.60	0.60	1.14	2.59
03/26/04[6] - 10/31/04	50,579	0.58 [5]	0.58 [5]	0.80 [5]	0.92 [5]
Bear Stearns Premier Shares
10/31/06	$48,396	0.60%	0.60%	0.88%	4.15%
10/31/05	86,126	0.60	0.60	0.89	2.84
03/26/04[6] - 10/31/04	2	0.70 [5]	0.70 [5]	0.79 [5]	0.60 [5]

T-Fund
Institutional Shares
10/31/06	$2,906,319	0.20%	0.20%	0.26%	4.57%
10/31/05	2,958,524	0.20	0.20	0.28	2.66
10/31/04	2,438,998	0.20	0.20	0.28	0.98
10/31/03[2]	2,601,725	0.20	0.20	0.27	1.06
10/31/02[2]	2,831,278	0.20	0.20	0.25	1.79
Dollar Shares
10/31/06	$691,792	0.45%	0.45%	0.51%	4.32%
10/31/05	728,168	0.45	0.45	0.53	2.43
10/31/04	1,481,069	0.45	0.45	0.53	0.73
10/31/03[2]	449,468	0.45	0.45	0.52	0.79
10/31/02[2]	448,592	0.45	0.45	0.50	1.54
Cash Management Shares
10/31/06	$364,515	0.70%	0.70%	0.77%	4.25%
10/31/05	126,531	0.70	0.70	0.78	2.21
10/31/04	71,616	0.70	0.70	0.78	0.49
10/31/03[2]	73,714	0.70	0.70	0.77	0.56
10/31/02[2]	79,717	0.70	0.70	0.76	1.27
Administration Shares
10/31/06	$15,574	0.30%	0.30%	0.37%	4.47%
10/31/05	19,832	0.30	0.30	0.37	2.98
10/31/04	201	0.30	0.30	0.39	0.90
10/31/03[2]	142	0.30	0.30	0.37	0.98
04/09/02[6] - 10/31/02[2]	185,529	0.30 [5]	0.30 [5]	0.37 [5]	1.55 [5]

Federal Trust Fund
Institutional Shares
10/31/06	$105,242	0.20%	0.20%	0.36%	4.56%
10/31/05	110,741	0.20	0.20	0.38	2.68
10/31/04	88,886	0.20	0.20	0.35	0.97
10/31/03[2]	193,437	0.20	0.20	0.35	1.07
10/31/02[2]	194,335	0.20	0.20	0.30	1.84
Dollar Shares
10/31/06	$37,625	0.45%	0.45%	0.60%	4.34%
10/31/05	18,857	0.45	0.45	0.63	2.55
10/31/04	7,835	0.45	0.45	0.60	0.80
10/31/03[2]	4,555	0.45	0.45	0.60	0.80
10/31/02[2]	4,675	0.44	0.44	0.53	1.64

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
Treasury Trust Fund
Institutional Shares
10/31/06	$1.00	$0.0431	$(0.0431)	$1.00	4.39%
10/31/05	1.00	0.0244	(0.0244)	1.00	2.47
10/31/04	1.00	0.0091	(0.0091)	1.00	0.92
10/31/03[2]	1.00	0.0098	(0.0098)	1.00	0.99
10/31/02[2]	1.00	0.0170	(0.0170)	1.00	1.71
Dollar Shares
10/31/06	$1.00	$0.0406	$(0.0406)	$1.00	4.14%
10/31/05	1.00	0.0219	(0.0219)	1.00	2.21
10/31/04	1.00	0.0066	(0.0066)	1.00	0.67
10/31/03[2]	1.00	0.0073	(0.0073)	1.00	0.74
10/31/02[2]	1.00	0.0145	(0.0145)	1.00	1.46
Cash Management Shares[11]
10/31/06	$1.00	$0.0381	$(0.0381)	$1.00	3.88%
11/17/04 - 10/31/05	1.00	0.0190	(0.0190)	1.00	1.92
11/01/03 - 06/20/04	1.00	0.0018	(0.0018)	1.00	0.18
12/03/02 - 10/31/03[2]	1.00	0.0021	(0.0021)	1.00	0.39	[4]
11/01/01 - 10/15/02[2]	1.00	0.0116	(0.0116)	1.00	1.16	[4]
Administration Shares[12]
10/31/06	$1.00	$0.0421	$(0.0421)	$1.00	4.29%
10/31/05	1.00	0.0234	(0.0234)	1.00	2.37
05/25/04 - 10/31/04	1.00	0.0043	(0.0043)	1.00	0.44	[4]
11/02/02 - 10/02/03[2]	1.00	0.0083	(0.0083)	1.00	0.91	[4]
05/30/02 - 10/31/02[2]	1.00	0.0063	(0.0063)	1.00	1.49	[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
Treasury Trust Fund (Continued)
Institutional Shares
10/31/06	$882,971	0.20%		0.20%		0.31%		4.32%
10/31/05	806,381	0.20		0.20		0.31		2.43
10/31/04	783,247	0.20		0.20		0.31		0.89
10/31/03[2]	1,401,853	0.20		0.20		0.30		0.97
10/31/02[2]	1,053,635	0.20		0.20		0.28		1.70
Dollar Shares
10/31/06	$205,317	0.45%		0.45%		0.56%		4.06%
10/31/05	206,999	0.45		0.45		0.56		2.09
10/31/04	343,163	0.45		0.45		0.56		0.68
10/31/03[2]	270,930	0.45		0.45		0.56		0.75
10/31/02[2]	321,730	0.45		0.45		0.53		1.46
Cash Management Shares[11]
10/31/06	$50,437	0.70%		0.70%		0.80%		3.72%
11/17/04 - 10/31/05	21,929	0.70	[5]	0.70	[5]	0.81	[5]	1.58	[5]
11/01/03 - 06/20/04	—	0.70	[5]	0.70	[5]	0.80	[5]	0.27	[5]
12/03/02 - 10/31/03[2]	6,924	0.70	[5]	0.70	[5]	0.80	[5]	0.48	[5]
11/01/01 - 10/15/02[2]	—	0.69	[5]	0.69	[5]	0.76	[5]	1.22	[5]
Administration Shares[12]
10/31/06	$113,067	0.30%		0.30%		0.41%		4.16%
10/31/05	154,211	0.30		0.30		0.41		2.36
05/25/04 - 10/31/04	141,449	0.30	[5]	0.30	[5]	0.40	[5]	1.04	[5]
11/02/02 - 10/02/03[2]	—	0.30	[5]	0.30	[5]	0.42	[5]	0.91	[5]
05/30/02 - 10/31/02[2]	33,255	0.30	[5]	0.30	[5]	0.42	[5]	1.49	[5]

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
MuniFund
Institutional Shares
10/31/06	$1.00	$0.0312	$(0.0312)	$1.00	3.17%
10/31/05	1.00	0.0199	(0.0199)	1.00	2.01
10/31/04	1.00	0.0095	(0.0095)	1.00	0.95
10/31/03[2]	1.00	0.0096	(0.0096)	1.00	0.96
10/31/02[2]	1.00	0.0142	(0.0142)	1.00	1.43
Dollar Shares
10/31/06	$1.00	$0.0287	$(0.0287)	$1.00	2.91%
10/31/05	1.00	0.0174	(0.0174)	1.00	1.76
10/31/04	1.00	0.0070	(0.0070)	1.00	0.70
10/31/03[2]	1.00	0.0071	(0.0071)	1.00	0.71
10/31/02[2]	1.00	0.0117	(0.0117)	1.00	1.18
Cash Management Shares[13]
10/31/06	$1.00	$0.0262	$(0.0262)	$1.00	2.65%
10/31/05	1.00	0.0149	(0.0149)	1.00	1.51
10/31/04	1.00	0.0045	(0.0045)	1.00	0.45
10/31/03[2]	1.00	0.0040	(0.0040)	1.00	0.45
10/31/02[2]	1.00	0.0085	(0.0085)	1.00	0.91
Cash Reserve Shares[14]
11/01/02 - 08/06/03[2]	$1.00	$0.0047	$(0.0047)	$1.00	0.57%[4]
10/31/02[2]	1.00	0.0102	(0.0102)	1.00	1.03
Administration Shares[15]
10/31/06	$1.00	$0.0302	$(0.0302)	$1.00	3.07%
10/31/05	1.00	0.0189	(0.0189)	1.00	1.91
05/17/04 - 10/31/04	1.00	0.0044	(0.0044)	1.00	0.44
11/01/02 - 10/06/03[2]	1.00	0.0081	(0.0081)	1.00	0.87 [4]
04/18/02[6] - 10/31/02[2]	1.00	0.0069	(0.0069)	1.00	1.28 [4]
Bear Stearns Shares
10/31/06	$1.00	$0.0232	$(0.0232)	$1.00	2.35%
10/31/05	1.00	0.0119	(0.0119)	1.00	1.20
10/31/04	1.00	0.0026	(0.0026)	1.00	0.26
10/31/03[2]	1.00	0.0026	(0.0026)	1.00	0.26
05/20/02[6] - 10/31/02[2]	1.00	0.0024	(0.0024)	1.00	0.54 [4]
Bear Stearns Premier Choice Shares
10/31/06	$1.00	$0.0287	$(0.0287)	$1.00	2.91%
04/25/05[6] - 10/31/05	1.00	0.0108	(0.0108)	1.00	1.08 [4]
Bear Stearns Private Client Shares
10/31/06	$1.00	$0.0272	$(0.0272)	$1.00	2.76%
10/31/05	1.00	0.0155	(0.0155)	1.00	1.56
03/26/04[6] - 10/31/04	1.00	0.0033	(0.0033)	1.00	0.33 [4]
Bear Stearns Premier Shares
10/31/06	$1.00	$0.0272	$(0.0272)	$1.00	2.76%
03/02/05[6] - 10/31/05	1.00	0.0120	(0.0120)	1.00	1.21 [4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
MuniFund (Continued)
Institutional Shares
10/31/06	$1,420,560	0.20%		0.20%		0.33%		3.10%
10/31/05	2,135,257	0.20		0.19		0.33		2.02
10/31/04	1,812,753	0.20		0.19		0.34		0.95
10/31/03[2]	1,549,951	0.20		0.19		0.35		0.93
10/31/02[2]	1,037,163	0.20		0.19		0.37		1.41
Dollar Shares
10/31/06	$96,853	0.45%		0.45%		0.58%		2.87%
10/31/05	84,763	0.45		0.44		0.58		1.75
10/31/04	82,323	0.45		0.45		0.59		0.73
10/31/03[2]	37,749	0.45		0.44		0.60		0.74
10/31/02[2]	74,526	0.45		0.44		0.62		1.18
Cash Management Shares[13]
10/31/06	$41,699	0.70%		0.70%		0.83%		2.65%
10/31/05	35,774	0.70		0.69		0.83		1.58
10/31/04	20,114	0.70		0.69		0.84		0.43
10/31/03[2]	22,423	0.70	[5]	0.69	[5]	0.85	[5]	0.40
10/31/02[2]	11,197	0.70	[5]	0.69	[5]	0.87	[5]	0.90
Cash Reserve Shares[14]
11/01/02 - 08/06/03[2]	$—	0.60%		0.59%		0.75%		0.63%
10/31/02[2]	8,626	0.60		0.59		0.77		1.03
Administration Shares[15]
10/31/06	$371,211	0.30%		0.30%		0.43%		3.01%
10/31/05	516,607	0.30		0.29		0.43		1.90
05/17/04 - 10/31/04	437,590	0.30	[5]	0.30	[5]	0.43	[5]	1.01 [5]
11/01/02 - 10/06/03[2]	—	0.30	[5]	0.29	[5]	0.45	[5]	0.90 [5]
04/18/02[6] - 10/31/02[2]	13,051	0.30	[5]	0.29	[5]	0.47	[5]	1.27 [5]
Bear Stearns Shares
10/31/06	$31,467	1.00%		1.00%		1.18%		2.32%
10/31/05	24,225	1.00		0.99		1.13		1.15
10/31/04	28,191	0.90		0.89		1.14		0.29
10/31/03[2]	5,371	0.88		0.87		1.15		0.25
05/20/02[6] - 10/31/02[2]	6,215	1.00	[5]	0.99	[5]	1.16	[5]	0.57 [5]
Bear Stearns Premier Choice Shares
10/31/06	$2	0.45%		0.45%		0.58%		2.85%
04/25/05[6] - 10/31/05	2	0.45	[5]	0.44	[5]	0.58	[5]	1.75 [5]
Bear Stearns Private Client Shares
10/31/06	$252,344	0.60%		0.60%		1.18%		2.75%
10/31/05	161,860	0.63		0.62		1.18		1.64
03/26/04[6] - 10/31/04	51,799	0.68	[5]	0.68	[5]	0.83	[5]	0.67 [5]
Bear Stearns Premier Shares
10/31/06	$160,053	0.60%		0.60%		0.93%		2.72%
03/02/05[6] - 10/31/05	126,455	0.60	[5]	0.59	[5]	0.93	[5]	1.88 [5]

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
MuniCash
Institutional Shares
10/31/06	$1.00	$0.0318	$(0.0318)	$1.00	3.23%
10/31/05	1.00	0.0206	(0.0206)	1.00	2.09
10/31/04	1.00	0.0100	(0.0100)	1.00	1.01
10/31/03[2]	1.00	0.0108	(0.0108)	1.00	1.09
10/31/02[2]	1.00	0.0156	(0.0156)	1.00	1.57
Dollar Shares
10/31/06	$1.00	$0.0293	$(0.0293)	$1.00	2.97%
10/31/05	1.00	0.0181	(0.0181)	1.00	1.83
10/31/04	1.00	0.0075	(0.0075)	1.00	0.76
10/31/03[2]	1.00	0.0083	(0.0083)	1.00	0.84
10/31/02[2]	1.00	0.0131	(0.0131)	1.00	1.32
Cash Management Shares[16]
11/01/01 - 10/15/02[2]	$1.00	$0.0101	$(0.0101)	$1.00	1.01%[4]
Administration Shares
09/28/06[6] - 10/31/06	$1.00	$0.0031	$(0.0031)	$1.00	0.31%[4]
Bear Stearns Premier Choice Shares[8]
11/1/05 - 12/13/05	$1.00	$0.0030	$(0.0030)	$1.00	0.30%[4]
10/31/05	1.00	0.0181	(0.0181)	1.00	1.83
03/26/04[6] - 10/31/04	1.00	0.0049	(0.0049)	1.00	0.50 [4]
Bear Stearns Premier Shares[9]
11/1/05 - 12/13/05	$1.00	$0.0027	$(0.0027)	$1.00	0.27%[4]
10/31/05	1.00	0.0157	(0.0157)	1.00	1.58
03/26/04[6] - 10/31/04	1.00	0.0035	(0.0035)	1.00	0.35 [4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
MuniCash (Continued)
Institutional Shares
10/31/06	$1,232,427	0.20%	0.20%	0.36%		3.12%
10/31/05	2,181,441	0.20	0.19	0.34		2.04
10/31/04	2,315,927	0.20	0.19	0.33		1.01
10/31/03[2]	2,054,465	0.20	0.19	0.34		1.04
10/31/02[2]	1,257,237	0.20	0.19	0.36		1.55
Dollar Shares
10/31/06	$91,505	0.45%	0.45%	0.61%		2.93%
10/31/05	59,321	0.45	0.44	0.59		1.79
10/31/04	79,579	0.45	0.44	0.58		0.75
10/31/03[2]	90,241	0.45	0.44	0.59		0.81
10/31/02[2]	58,991	0.45	0.44	0.61		1.30
Cash Management Shares[16]
11/01/01 - 10/15/02[2]	$—	0.70%[5]	0.69%[5]	0.87%[5]		1.07%[5]
Administration Shares
09/28/06[6] - 10/31/06	$443	0.30%	0.30%	0.46%		3.02%
Bear Stearns Premier Choice Shares[8]
11/1/05 - 12/13/05	$—	0.45%[5]	0.45%[5]	0.61	[5]	2.87	[5]
10/31/05	2	0.45	0.44	0.85		1.77
03/26/04[6] - 10/31/04	2	0.45 [5]	0.44 [5]	0.58	[5]	0.84	[5]
Bear Stearns Premier Shares[9]
11/1/05 - 12/13/05	$—	0.70%[5]	0.70%[5]	0.86	[5]	2.62	[5]
10/31/05	2	0.62	0.61	0.85		1.60
03/26/04[6] - 10/31/04	2	0.70 [5]	0.69 [5]	0.83	[5]	0.57	[5]

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
California Money Fund
Institutional Shares
10/31/06	$1.00	$0.0308	$(0.0308)	$1.00	3.13%
10/31/05	1.00	0.0197	(0.0197)	1.00	1.99
10/31/04	1.00	0.0092	(0.0092)	1.00	0.92
10/31/03[2]	1.00	0.0094	(0.0094)	1.00	0.94
10/31/02[2]	1.00	0.0132	(0.0132)	1.00	1.33
Dollar Shares
10/31/06	$1.00	$0.0283	$(0.0283)	$1.00	2.87%
10/31/05	1.00	0.0172	(0.0172)	1.00	1.74
10/31/04	1.00	0.0067	(0.0067)	1.00	0.68
10/31/03[2]	1.00	0.0069	(0.0069)	1.00	0.69
10/31/02[2]	1.00	0.0107	(0.0107)	1.00	1.07
Cash Management Shares
10/31/06	$1.00	$0.0258	$(0.0258)	$1.00	2.61%
10/31/05	1.00	0.0147	(0.0147)	1.00	1.48
10/31/04	1.00	0.0042	(0.0042)	1.00	0.42
07/14/03[6] - 10/31/03[2]	1.00	0.0008	(0.0008)	1.00	0.25 [4]
Administration Shares
10/31/06	$1.00	$0.0298	$(0.0298)	$1.00	3.02%
10/31/05	1.00	0.0187	(0.0187)	1.00	1.89
06/17/04[6] - 10/31/04	1.00	0.0037	(0.0037)	1.00	0.37 [4]
Bear Stearns Shares
10/31/06	$1.00	$0.0228	$(0.0228)	$1.00	2.31%
10/31/05	1.00	0.0117	(0.0117)	1.00	1.18
10/31/04	1.00	0.0025	(0.0025)	1.00	0.25
10/31/03[2]	1.00	0.0025	(0.0025)	1.00	0.25
05/20/02[6] - 10/31/02[2]	1.00	0.0022	(0.0022)	1.00	0.48 [4]
Bear Stearns Premier Choice Shares
10/31/06	$1.00	$0.0283	$(0.0283)	$1.00	2.87%
10/31/05	1.00	0.0172	(0.0172)	1.00	1.74
03/26/04[6] - 10/31/04	1.00	0.0045	(0.0045)	1.00	0.45 [4]
Bear Stearns Private Client Shares
10/31/06	$1.00	$0.0268	$(0.0268)	$1.00	2.72%
10/31/05	1.00	0.0152	(0.0152)	1.00	1.54
03/26/04[6] - 10/31/04	1.00	0.0030	(0.0030)	1.00	0.32 [4]
Bear Stearns Premier Shares
10/31/06	$1.00	$0.0268	$(0.0268)	$1.00	2.72%
10/31/05	1.00	0.0154	(0.0154)	1.00	1.55
03/26/04[6] - 10/31/04	1.00	0.0036	(0.0036)	1.00	0.36 [4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
California Money Fund (Continued)
Institutional Shares
10/31/06	$860,859	0.20%	0.20%	0.40%	3.13%
10/31/05	593,417	0.20	0.20	0.41	2.00
10/31/04	454,698	0.20	0.20	0.41	0.92
10/31/03[2]	496,630	0.20	0.19	0.40	0.93
10/31/02[2]	456,081	0.20	0.19	0.42	1.32
Dollar Shares
10/31/06	$40,850	0.45%	0.45%	0.65%	2.86%
10/31/05	26,293	0.45	0.45	0.65	1.84
10/31/04	1,347	0.45	0.44	0.66	0.66
10/31/03[2]	15,463	0.45	0.44	0.65	0.71
10/31/02[2]	29,922	0.45	0.45	0.67	1.12
Cash Management Shares
10/31/06	$10,122	0.70%	0.70%	0.90%	2.70%
10/31/05	205	0.70	0.70	0.91	1.50
10/31/04	120	0.70	0.70	0.90	0.40
07/14/03[6] - 10/31/03[2]	227	0.69 [5]	0.68 [5]	0.91 [5]	0.25 [5]
Administration Shares
10/31/06	$5,013	0.30%	0.30%	0.50%	2.99%
10/31/05	3,898	0.30	0.30	0.51	1.98
06/17/04[6] - 10/31/04	1,738	0.30 [5]	0.30 [5]	0.51 [5]	1.00 [5]
Bear Stearns Shares
10/31/06	$33,556	1.00%	1.00%	1.25%	2.31%
10/31/05	15,777	1.00	1.00	1.21	1.27
10/31/04	6,307	0.86	0.86	1.20	0.25
10/31/03[2]	3,103	0.88	0.87	1.20	0.24
05/20/02[6] - 10/31/02[2]	668	1.00 [5]	0.99 [5]	1.20 [5]	0.51 [5]
Bear Stearns Premier Choice Shares
10/31/06	$2	0.45%	0.45%	0.94%	2.83%
10/31/05	2	0.45	0.45	0.87	1.90
03/26/04[6] - 10/31/04	2	0.45 [5]	0.45 [5]	0.66 [5]	0.76 [5]
Bear Stearns Private Client Shares
10/31/06	$203,719	0.60%	0.60%	1.25%	2.71%
10/31/05	127,509	0.64	0.64	1.26	1.62
03/26/04[6] - 10/31/04	37,216	0.68 [5]	0.68 [5]	0.91 [5]	0.63 [5]
Bear Stearns Premier Shares
10/31/06	$13,822	0.60%	0.60%	1.00%	2.70%
10/31/05	15,778	0.60	0.60	1.01	1.90
03/26/04[6] - 10/31/04	2	0.60 [5]	0.60 [5]	0.81 [5]	0.55 [5]

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONCLUDED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
New York Money Fund
Institutional Shares
10/31/06	$1.00	$0.0314	$(0.0314)	$1.00	3.18%
10/31/05	1.00	0.0197	(0.0197)	1.00	1.99
10/31/04	1.00	0.0091	(0.0091)	1.00	0.92
10/31/03[2]	1.00	0.0096	(0.0096)	1.00	0.96
10/31/02[2]	1.00	0.0131	(0.0131)	1.00	1.32
Dollar Shares
10/31/06	$1.00	$0.0289	$(0.0289)	$1.00	2.93%
10/31/05	1.00	0.0172	(0.0172)	1.00	1.74
10/31/04	1.00	0.0066	(0.0066)	1.00	0.67
10/31/03[2]	1.00	0.0071	(0.0071)	1.00	0.71
10/31/02[2]	1.00	0.0106	(0.0106)	1.00	1.07
Cash Management Shares
10/31/06	$1.00	$0.0264	$(0.0264)	$1.00	2.67%
03/03/05[6] - 10/31/05	1.00	0.0114	(0.0114)	1.00	1.14 [4]
Administration Shares
10/31/06	$1.00	$0.0304	$(0.0304)	$1.00	3.08%
10/31/05	1.00	0.0187	(0.0187)	1.00	1.89
06/17/04 - 10/31/04	1.00	0.0035	(0.0035)	1.00	0.35 [4]
Bear Stearns Shares
10/31/06	$1.00	$0.0234	$(0.0234)	$1.00	2.36%
10/31/05	1.00	0.0117	(0.0117)	1.00	1.18
10/31/04	1.00	0.0024	(0.0024)	1.00	0.24
10/31/03[2]	1.00	0.0025	(0.0025)	1.00	0.25
05/20/02 - 10/31/02[2]	1.00	0.0021	(0.0021)	1.00	0.46 [4]
Bear Stearns Premier Choice Shares
10/31/06	$1.00	$0.0289	$(0.0289)	$1.00	2.93%
10/31/05	1.00	0.0172	(0.0172)	1.00	1.74
03/26/04 - 10/31/04	1.00	0.0043	(0.0043)	1.00	0.43 [4]
Bear Stearns Private Client Shares
10/31/06	$1.00	$0.0274	$(0.0274)	$1.00	2.77%
10/31/05	1.00	0.0152	(0.0152)	1.00	1.54
03/26/04 - 10/31/04	1.00	0.0030	(0.0030)	1.00	0.30 [4]
Bear Stearns Premier Shares
10/31/06	$1.00	$0.0274	$(0.0274)	$1.00	2.77%
10/31/05	1.00	0.0154	(0.0154)	1.00	1.56
03/26/04 - 10/31/04	1.00	0.0034	(0.0034)	1.00	0.34 [4]

[1]	Past performance is no guarantee of future results.
[2]	Audited by other auditors.
[3]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003 and December 16, 2003 to October 3, 2005.
[4]	Not annualized.
[5]	Annualized.
[6]	Commencement of operations of share class.
[7]	There were no Administration shares outstanding during the period November 25, 2005 to March 30, 2006.
[8]	There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to October 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
New York Money Fund (Continued)
Institutional Shares
10/31/06	$313,842	0.20%	0.20%	0.41%	3.14%
10/31/05	271,454	0.20	0.20	0.41	1.98
10/31/04	234,346	0.20	0.19	0.40	0.90
10/31/03[2]	347,960	0.20	0.19	0.40	0.95
10/31/02[2]	362,077	0.20	0.19	0.41	1.31
Dollar Shares
10/31/06	$6,362	0.45%	0.45%	0.66%	2.88%
10/31/05	5,515	0.45	0.45	0.66	1.67
10/31/04	5,059	0.45	0.44	0.65	0.67
10/31/03[2]	5,216	0.45	0.44	0.65	0.68
10/31/02[2]	4,716	0.45	0.44	0.66	1.06
Cash Management Shares
10/31/06	$9,398	0.70%	0.70%	0.91%	2.70%
03/03/05[6] - 10/31/05	3,585	0.70 [5]	0.70 [5]	0.91 [5]	1.80 [5]
Administration Shares
10/31/06	$16,125	0.30%	0.30%	0.51%	3.04%
10/31/05	16,394	0.30	0.30	0.51	1.84
06/17/04 - 10/31/04	21,890	0.30 [5]	0.30 [5]	0.51 [5]	0.94 [5]
Bear Stearns Shares
10/31/06	$2,686	1.00%	1.00%	1.26%	2.33%
10/31/05	3,831	1.00	1.00	1.21	1.35
10/31/04	1,420	0.83	0.82	1.20	0.21
10/31/03[2]	18,652	0.91	0.90	1.20	0.25
05/20/02 - 10/31/02[2]	16,997	1.00 [5]	0.99 [5]	1.19 [5]	0.46 [5]
Bear Stearns Premier Choice Shares
10/31/06	$242	0.45%	0.45%	0.91%	3.14%
10/31/05	2	0.45	0.45	0.87	1.94
03/26/04 - 10/31/04	2	0.45 [5]	0.44 [5]	0.65 [5]	0.69 [5]
Bear Stearns Private Client Shares
10/31/06	$138,323	0.60%	0.60%	1.26%	2.75%
10/31/05	111,739	0.64	0.64	1.26	1.58
03/26/04 - 10/31/04	53,933	0.69 [5]	0.68 [5]	0.92 [5]	0.56 [5]
Bear Stearns Premier Shares
10/31/06	$8,339	0.60%	0.60%	1.01%	2.72%
10/31/05	5,774	0.61	0.61	1.02	1.82
03/26/04 - 10/31/04	2	0.60 [5]	0.59 [5]	0.80 [5]	0.55 [5]

[9]	There were no Bear Stearns Premier Shares outstanding during the period December 14, 2005 to October 31, 2006.
[10]	There were no Administration Shares outstanding during the period November 1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.
[11]	There were no Cash Management Shares outstanding during the periods October 16, 2002 to December 2, 2002 , January 17, 2003 to May 29, 2003 and June 21, 2004 to November 16, 2004.
[12]	There were no Administration Shares outstanding during the period October 3, 2003 to May 24, 2004.
[13]	There were no Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 6, 2002 to January 9, 2003.
[14]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to October 31, 2006.
[15]	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.
[16]	There were no Cash Management Shares outstanding during the period October 16, 2002 to October 31, 2006.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS

(A) Organization

BlackRock Liquidity Funds (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The financial statements and these accompanying notes relate to the Trust’s ten portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and together, the “Funds”).

California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offer nine classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund offers nine classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. Federal Trust Fund and Treasury Trust Fund each offer eight classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of October 31, 2006, no Plus Shares or Cash Plus Shares were outstanding.

Effective March 1, 2005 Bear Stearns Premier Select Shares were renamed Bear Stearns Premier Choice Shares.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust considers the risk of loss from such claims to be remote.

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. (“Merrill Lynch”) combined Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. (“PNC”), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

(B) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements.

Security Valuation — Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Funds’ financial statements has not been determined.

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Dividends to Shareholders — Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Investment Transactions and Investment Income — Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

Repurchase Agreements — For TempFund, TempCash, FedFund and T-Fund, the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Trust’s custodian.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires use of management estimates. Actual results could differ from these estimates and such differences could be material.

Other — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a Fund are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

(C) Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect, wholly-owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Co., an indirect subsidiary of PNC, is the Trust’s custodian and PFPC Inc. (“PFPC”), an indirect subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. BlackRock Distributors, Inc., (“BDI”), an indirect subsidiary of PNC, serves as the Trust’s distributor.

On September 29, 2006, The Trust entered into a Management Agreement with BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

For the management and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess of $3 billion.
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess of $7 billion.
.170% of amounts in excess of $8 billion.

BLACKROCK LIQUIDITY FUNDS

The following annual fees shall be computed daily and paid monthly to BIMC:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each fund.

Prior to September 29, 2006, BIMC managed each Fund under a Management Agreement (“Prior Management Agreement”) dated February 21, 2006. Fees under the Prior Management Agreement were identical to those set forth for the current Management Agreement. The current Management Agreement was entered into in connection with the consummation on September 29, 2006 by BlackRock, Inc. of a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. (the “Transaction”). The 1940 Act requires that a management agreement of an investment company provide for its automatic termination in the event of its “assignment” (as defined in the 1940 Act). A sale of a controlling block of an investment adviser’s voting securities generally is deemed to result in an assignment of an investment adviser’s management agreement. BlackRock, Inc. informed the Board of the Funds that it does not believe the Transaction was an assignment of the Prior Management Agreement under the 1940 Act. However, it is possible that the transaction could have been determined to be such an assignment, which would have resulted in the automatic termination of the Prior Management Agreement. Due to this uncertainty, the Funds obtained shareholder approval of, and have entered into, the new Management Agreement to prevent any potential disruption that might have occurred in BIMC’s ability to provide services following the Transaction.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

Under the Prior Advisory Agreement in return for BIMC’s advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money
Advisory Fee –Prior	.175% of the first $1 billion	.175% of the first $1 billion	.200% of average net
Advisory Agreement	.150% of the next $1 billion	.150% of the next $1 billion	assets
	.125% of the next $1 billion	.125% of the next $1 billion
	.100% of the next $1 billion	.100% of the next $1 billion
	.095% of the next $1 billion	.095% of the next $1 billion
	.090% of the next $1 billion	.090% of the next $1 billion
	.080% of the next $1 billion	.085% of the next $1 billion
	.075% of the next $1 billion	.080% of amounts in excess of $7 billion.
.070% of amounts in excess of $8 billion.

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the Prior Advisory Agreement in return for BIMC’s advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based on the combined average daily net assets as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

.175% of the first $1 billion

.150% of the next $1 billion

.125% of the next $1 billion

.100% of the next $1 billion

.095% of the next $1 billion

.090% of the next $1 billion

.085% of the next $1 billion

.080% of amounts in excess of $7 billion.

Under the Prior Administration Agreement the Trust paid the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows:

Co-Administration Fee –	0.175% of the first $1 billion
Prior Administration	0.150% of the next $1 billion
Agreement	0.125% of the next $1 billion
0.100% of amounts in excess of $3 billion.

Until February 28, 2008, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2008. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BlackRock Distributors, Inc. a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Trust’s portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

The following tables provide a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust’s Shareholder Service Plans and Distribution Plans.

	SHARE CLASSES
	DOLLAR SHARES		CASH MANAGEMENT SHARES		CASH RESERVE SHARES
	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]
TempFund	0.25%	0.25%	0.50%	0.50%	0.40%	0.40%
TempCash	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
FedFund	0.25%	0.25%	0.50%	N/A	0.40%	0.40%
T-Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
Federal Trust Fund	0.25%	0.25%	0.50%	N/A	0.40%	N/A
Treasury Trust Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
MuniFund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
MuniCash	0.25%	0.25%	0.50%	N/A	0.40%	N/A
California Money Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
New York Money Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A

BLACKROCK LIQUIDITY FUNDS

	SHARE CLASSES
	ADMINISTRATION SHARES		CASH PLUS SHARES		PLUS SHARES
	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1,2]	ACTUAL FEES[1,2]
TempFund	0.10%	0.10%	N/A	N/A	0.25%	N/A
TempCash	0.10%	0.10%	0.85%	N/A	N/A	N/A
FedFund	0.10%	0.10%	0.85%	N/A	N/A	N/A
T-Fund	0.10%	0.10%	N/A	N/A	0.25%	N/A
Federal Trust Fund	0.10%	N/A	N/A	N/A	N/A	N/A
Treasury Trust Fund	0.10%	0.10%	N/A	N/A	N/A	N/A
MuniFund	0.10%	0.10%	N/A	N/A	0.25%	N/A
MuniCash	0.10%	0.10%	0.85%	N/A	N/A	N/A
California Money Fund	0.10%	0.10%	0.85%	N/A	0.40%	N/A
New York Money Fund	0.10%	0.10%	0.85%	N/A	0.40%	N/A

	BEAR STEARNS SHARE CLASSES
	BEAR STEARNS SHARES		PRIVATE CLIENT SHARES		PREMIER SHARES		PREMIER CHOICE SHARES
	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]
TempFund	0.85%	0.82%	0.85%	0.42%	0.60%	0.42%	0.50%	0.27%
TempCash	N/A	N/A	0.85%	N/A	0.60%	0.42%	0.50%	0.27%
FedFund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
T-Fund	N/A	N/A	0.85%	N/A	0.60%	N/A	0.50%	N/A
Federal Trust Fund	N/A	N/A	0.85%	N/A	0.60%	N/A	0.50%	N/A
Treasury Trust Fund	N/A	N/A	0.85%	N/A	0.60%	N/A	0.50%	N/A
MuniFund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
MuniCash	N/A	N/A	0.85%	N/A	0.60%	0.50%	0.50%	0.25%
California Money Fund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
New York Money Fund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%

(1)	The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.
(2)	The Trust has adopted a Distribution and Shareholder Service Plan pursuant to which shareholders of Plus Shares will pay a class specific fee of 0.25% (0.40% for the New York Money and California Money Funds) on an annualized basis of the average daily net asset value of such shares. This fee reflects the provision of both distribution and sale support (12b-1) and shareholder services.

For the year ended October 31, 2006, the following shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

	SHARE CLASSES
SHAREHOLDER SERVICE FEES	DOLLAR	CASH MANAGEMENT	CASH RESERVE	ADMINISTRATION	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$11,468,951	$1,585,256	$171,952	$1,603,448	$3,848,303	$6,325,142	$1,750,763	$47,495	$26,801,310
TempCash	1,749,172	213	—	15,235	—	—	2	1	1,764,623
FedFund	1,199,261	—	8,944	67,630	251,696	1,350,196	320,223	10	3,197,960
T-Fund	2,944,107	1,099,414	—	18,906	—	—	—	—	4,062,427
Federal Trust Fund	117,929	—	—	—	—	—	—	—	117,929
Treasury Trust Fund	501,008	183,763	—	130,785	—	—	—	—	815,556
MuniFund	217,816	215,858	—	511,593	120,227	1,121,205	930,032	11	3,116,742
MuniCash	151,916	—	—	41	—	—	1	1	151,959
California Money Fund	111,069	5,000	—	4,197	155,515	785,018	84,011	9	1,144,819
New York Money Fund	14,961	37,714	—	16,363	18,962	716,703	30,428	372	835,503

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	SHARE CLASSES
SHAREHOLDER SERVICE FEES WAIVED	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$230,898	$1,012,022	$280,122	$15,435	$1,538,477
FedFund	25,170	270,039	64,044	4	359,257
MuniFund	12,023	224,240	186,006	4	422,273
California Money Fund	15,551	157,003	16,802	4	189,360
New York Money Fund	1,896	143,340	6,085	140	151,461

	SHARE CLASSES
DISTRIBUTION FEES	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$2,693,814	$4,427,599	$350,152	$11,873	$7,483,438
FedFund	176,188	945,137	64,044	3	1,185,372
MuniFund	84,160	784,843	186,006	3	1,055,012
California Money Fund	108,863	549,512	16,801	3	675,179
New York Money Fund	13,276	501,692	6,085	93	521,146

	SHARE CLASSES
DISTRIBUTION FEES WAIVED	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$4,427,599	$350,152	$11,873	$4,789,624
FedFund	945,137	64,044	3	1,009,184
MuniFund	784,843	186,006	3	970,852
California Money Fund	549,512	16,801	3	566,316
New York Money Fund	501,692	6,085	93	507,870

In return for custody services provided by PFPC Trust Company, the Trust pays PFPC Trust Company a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows: 0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PFPC Trust Company.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statement of Operations as custody fees paid indirectly.

Pursuant to the Transfer Agent Agreement PFPC serves as the transfer and dividend disbursing agent for the Funds. For its services, PFPC receives an annual fee of $1,750,000 for the first 40 classes plus $50,000 for each additional class beyond the first 40, plus transaction fees, per account fees and disbursements.

The Funds may receive earnings credits related to cash balances with PFPC which are shown on the Statement of Operations as “fees paid indirectly”.

BLACKROCK LIQUIDITY FUNDS

For the year ended October 31, 2006, short term investments in companies considered to be affiliates of the Funds, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
TempFund	Merrill Lynch, Master Notes	$(296,000,000)	$—	$13,483,352	$—
	Merrill Lynch, Variable Rate Notes	121,400,000	1,234,415	25,160,409	121,400,000
	PNC Bank N.A.	174,400,000	—	4,435,403	193,400,000
TempCash	Merrill Lynch, Master Notes	(116,000,000)	—	5,383,188	—
	Merrill Lynch, Variable Rate Notes	52,000,000	764,283	13,053,787	52,000,000
FedFund	Merrill Lynch, Repurchase Agreements	(478,580,000)	—	6,251,199	—
	PNC Bank N.A.	(52,900,000)	—	1,526,482	—
T-Fund	Merrill Lynch, Repurchase Agreements	—	—	9,626,199	—
MuniFund	Bay Area Toll Authority/CA	—	—	58,925	—
	Boone, McHenry & Dekalb Counties GO, Merrill Lynch P-Float	(2,730,000)	—	74,719	—
	California GO, Merrill Lynch P-Float	(5,500,000)	—	7,133	—
	California Health Facilities Financing Authority/CA	(8,095,000)	—	68,699	—
	California Statewide Communities Development, Merrill Lynch P-Float	(14,600,000)	—	241,978	—
	Capital Trust Agency Merrill Lynch P-Float Series 2006 MT-194	—	—	179,472	—
	Chesterfield County IDRB, Merrill Lynch P-Float Series 2003 PT-886	—	—	858,219	24,995,000
	Chesterfield County IDRB, Merrill Lynch P-Float Series 2004 PT-2133	—	—	334,772	9,750,000
	Chicago Board of Education	(2,045,000)	—	77,513	—
	Chino Basin Regulatory Financing, Merrill Lynch P-Float	(3,340,000)	—	4,319	—
	City of Chicago Wastewater Series 2004 PZ-40	(2,115,000)	—	59,528	—
	City of Houston Water & Sewer Series 2003	(1,580,000)	—	49,154	—
	Colorado Health Facilities Authority Series 2005 PZ-82	—	—	564,722	—
	Colorado Health Facilities Authority, Merrill Lynch P-Float Series PZ-89	(14,940,000)	—	321,820	—
	Colorado Public Highway Authority, Merrill Lynch P-Float	(5,960,000)	—	201,532	—
	Culliman Medical Park, Merrill Lynch P-Float	(11,100,000)	—	341,387	—
	Delaware County Industrial Development Authority	—	—	24,062	—
	Delaware Valley Regioinal Financial Authority	8,815,000	—	85,754	8,815,000
	Denver Urban Renewal Authority, Merill Lynch P-Float	(9,400,000)	—	309,092	—
	Detroit MI	—	—	19,692	—
	Florida Housing Finance Corp., Merrill Lynch P-Float	(15,195,000)	—	247,804	—
	Gulf Coast Waste Disposal Authority	—	—	18,152	—
	Hamilton County Hospital Facilities, Merrill Lynch P-Float	(4,900,000)	—	254,274	3,880,000
	Harris County Industrial Development Corp	—	—	9,247	—
	Idaho Health Facilities Authority/ID	—	—	6,986	—
	Illinois Development Finance Authority, Merrill Lynch P-Float	(12,035,000)	—	358,124	—
	Indiana Health Facility Financing Authority	—	—	18,482	—
	Kansas City Municipal Assistance Corp., Merrill Lynch P-Float	(4,500,000)	24,468	53,264	—
	Kentucky Economic Development Finance Authority Series 2001-509	—	—	963,538	28,000,000
	Lincoln County WY	(14,605,000)	—	4,113	—
	Long Island Power Authority	—	—	54,207	—

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
MuniFund (continued)	Los Angeles Regional Airports Improvement Corp/CA	$—	$—	$3,786	$—
	Massachusetts Development Finance Agency	—	—	4,583	—
	Massachusetts Health & Educational Facilities Authority	—	—	92,873	—
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board	—	—	19,959	—
	Metropolitan Pier & Exposition Authority, Merrill Lynch P-Float Series 2005 PZ-44	—	—	191,751	5,610,000
	Metropolitan Pier & Exposition Authority, Merrill Lynch P-Float Series 2005-PZ-52	(7,570,000)	3,785	157,908	—
	Metropolitan Pier & Exposition Authority, Merrill Lynch P-Float Series 2005-PZ-84	(15,465,000)	19,350	203,502	202,323
	Metropolitan Transportation Authority	—	—	4,610	—
	Municipal Securities Pool Trust Receipts Series 2004-17	(7,795,000)	—	427,865	5,370,000
	Municipal Securities Pool Trust Receipts Series 2004-18	(16,735,000)	—	339,104	2,590,000
	Municipal Securities Pool Trust Receipts Series 2004-19	—	—	80,484	—
	New Jersey Economic Development Authority Series 2004 MT-035	700,000	—	71,253	2,200,000
	New Jersey Health Care Facilities Financing, Merrill Lynch P-Float	(160,000)	—	82,367	2,320,000
	New Jersey State Educational Facilities Authority	—	—	13,054	—
	New York City Municipal Water Finance Authority Series 2003F-2	—	—	4,306	—
	New York City Transitional Finance Authority Series 2002-2E	(7,065,000)	—	15,301	—
	New York City Transitional Finance Authority Series 2003-7	(3,515,000)	—	12,619	—
	New York Local Government Assistance Corp. Series 2003A-BV	(3,100,000)	—	6,868	—
	New York State Urban Development Corp.	—	—	90,252	—
	North Carolina Medical Care Commission Series 1992B	(1,100,000)	—	10,513	—
	North Carolina Municipal Power Agency, Merrill Lynch P-Float	(3,995,000)	—	26,033	—
	Ohio Housing Finance Agency	—	—	10,903	—
	Parish of East Baton Rouge	—	—	20,291	—
	Pennsylvania Higher Educational Facilities Authority, Merrill Lynch P-Float Series 2004	(6,300,000)	—	344,105	7,100,000
	Pennsylvania Higher Educational Facilities Authority, Merrill Lynch P-Float Series 2005	(7,400,000)	—	167,731	—
	Piedmont Municipal Power Agency, Merrill Lynch P-Float	(6,775,000)	—	79,155	—
	Pinellas County Housing Finance Authority Series 2004A	(170,000)	—	86,017	2,425,000
	Puttable Floating Option Tax-Exempt Receipts Series 2005A	(1,015,000)	—	115,669	3,160,000
	Puttable Floating Option Tax-Exempt Receipts Series 2005A PZP-005	(13,500,000)	—	428,279	—
	Puttable Floating Option Tax-Exempt Receipts Series 2005 PZP-007	(15,000,000)	—	331,455	—
	Puttable Floating Option Tax-Exempt Receipts Series 2005 PZP-006	—	—	252,504	—
	San Diego Public Facilities Financing, Merrill Lynch P-Float	(245,000)	—	672,363	19,755,000
	South Fork Municipal Authority	—	—	10,740	—
	Southern Minnesota Power Agency, Merrill Lynch P-Float	(3,200,000)	—	92,829	—

BLACKROCK LIQUIDITY FUNDS

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
MuniFund (continued)	Texas Student Housing Authority, Merrill Lynch P-Float	$(4,275,000)	$—	$125,851	$—
	Tobacco Settlement Financing Corp., Merrill Lynch P-Float	(2,000,000)	—	63,120	—
	Triborough Bridge & Tunnel Authority, Merrill Lynch P-Float	—	—	169,629	5,000,000
	TSASC Inc., Merrill Lynch P-Float	—	—	363,988	—
	Tuscarawas County Hospital Facilities, Merrill Lynch P-Float	(960,000)	—	55,861	—
	Union County Pollution Control Financing Authority Series 1989	—	—	291	—
	Valdez Marine Terminal Series 1985	—	—	21,131	—
	Valdez Marine Terminal Series 2001	—	—	5,603	—
	Virginia Commonwealth Transportation Board Series 2000 SG-134	(6,500,000)	—	8,915	—
	Washington County Housing & Redevelopment Authority Series 2005 MT-154	—	—	254,808	6,995,000
	West Virginia University, Merrill Lynch P-Float	(2,215,000)	—	60,624	—
	Westchester Tobacco Asset Securitization	—	—	178,038	—
	Will County School District No. 365 Series 2005	(7,030,000)	—	228,004	—
	Will County School District No. 122/IL Series 2005 PZ-48	(3,345,000)	—	94,751	—
MuniCash	Austin Housing Financial Corp., Merrill Lynch P-Float	(80,000)	—	510,680	14,675,000
	Badger TOB Asset Securitization Corp.	—	—	33,164	—
	Bay Area Toll Authority	—	—	3,744	—
	Brazos River Authority Series 1984 F	—	—	72,876	—
	California Housing Finance Agency RB Series 2002	—	—	5,063	—
	California Housing Finance Agency RB Series 2005H	—	—	2,301	—
	California Housing Finance Agency RB Series 2005H	—	—	42,567	—
	California Pollution Control Financing Authority	—	—	4,210	—
	California Statewide Communities Development Authority, Merrill Lynch P-Float Series 2001 PT-353	(10,990,000)	—	40,362	—
	California Statewide Communities Development Authority, Merrill Lynch P-Float Series 2003 PT-2001	(2,500,000)	—	73,396	—
	Canadian County Home Financing Authority, Merrill Lynch P-Float	(4,650,000)	—	125,535	—
	Cedar Hill Independent School District	—	—	25,715	—
	Charter Mac Equity Issuer Trust, Merrill Lynch P-Float Series 2004-2029	(27,560,000)	—	538,755	—
	Charter Mac Equity Issuer Trust, Merrill Lynch P-Float Series 2004-2121	(20,180,000)	—	395,909	—
	Charter Mac Equity Issuer Trust, Merrill Lynch P-Float Series 2004-2437	(18,250,000)	—	91,027	—
	Charter Mac Equity Issuer Trust, Merrill Lynch P-Float Series 2004-2437	(2,500,000)	2,872	50,802	—
	Charter Mac Equity Issuer Trust, Merrill Lynch P-Float Series 2004-2508	(4,270,000)	—	115,529	—
	Chicago Board of Education Series 2005 PZ-60	(2,100,000)	—	2,942	—
	City of New York Municipal Water Finance Authority Water & Sewer Systems RB Series 2003F-2	—	—	39,144	—
	Clipper Tax-Exempt Certificate Trust Series 2004-11	(34,065,000)	—	669,330	—
	Cobb County Housing Authority (Merrill Lynch P-Float Trust Receipts) Series 2003 PT-1963	(13,120,000)	—	292,199	—

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
MuniCash (continued)	Cobb County Housing Authority (Merrill Lynch P-Float Trust Receipts) Series 2004 PT-2221	$(37,095,000)	$—	$189,174	$—
	Colorado Health Facilities Authority Series 2005 PZ-82	—	—	170,781	—
	County of Cuyahoga Series 2006 PT-3391	—	—	46,414	—
	Delaware County Industrial Development
	Authority	—	—	27,173	—
	Detroit Water Supply System Series 2004A	—	—	21,796	—
	Detroit Water Supply System Series 2004B	—	—	22,679	—
	District of Columbia Housing Finance Agency	(20,000)	—	84,593	2,415,000
	East Housing Finance Corp., Merrill Lynch P-Float	—	—	149,728	4,315,000
	Florida Housing Finance Corp.	—	—	98,356	—
	Gainesville Housing Authority Multifamily Revenue	(3,470,000)	—	103,631	—
	Gulf Coast Waste Disposal Authority Series 1995	—	—	8,991	—
	Gulf Coast Waste Disposal Authority Series 2002	—	—	3,970	—
	Gulf Coast Waste Disposal Authority Series 2003	—	—	9,699	—
	Harris County Industrial Development Corp.	—	—	7,001	—
	Houston Housing Finance Corp., Merrill Lynch P-Float Series 2004 PT-2101	(4,985,000)	—	135,359	—
	Houston Housing Finance Corp., Merrill Lynch P-Float Series 2005 PT-2597	(10,455,000)	—	282,869	—
	Idaho Health Facilities Authority	—	—	23,453	—
	Illinois Development Finance Authority Series 2005B	—	—	9,116	—
	Indiana County Industrial Development Authority	—	—	612	—
	Jay Street Development Corp.	—	—	4,090	—
	Kansas Development Finance Authority, Merrill Lynch P-Float	(7,115,000)	—	211,154	—
	Kentucky Housing Corp. Series 2006 MT-230	—	—	52,620	—
	Knox County Health Educational & Housing Facilities Board	—	—	45,622	—
	Lincoln PCRB (Exxon Project) Series 1984B DN	—	—	2,016	—
	Los Angeles Regional Airports Improvement Corp.	—	—	30,510	—
	Maricopa County Industrial Development Authority Series 2004-048	(1,770,000)	—	22,479	—
	Massachusetts Health & Educational Facilities Authority Series 1985H	—	—	6,090	—
	Metropolitan Transportation Authority Series 2005G-1	—	—	14,993	—
	Midland County Economic Development
	Authority, Merrill Lynch P-Float	(11,045,000)	—	7,462	—
	Montgomery County Housing Opportunites Commission Series 2006 PT-216	—	—	87,374	—
	Montgomery County Housing Opportunites Commission Series 2005	(3,430,000)	—	60,253	—
	Municipal Securities Pool Trust Receipts RB Series 2004-17	(58,115,000)	—	375,443	2,710,000
	Municipal Securities Pool Trust Receipts RB Series 2004-18	(45,095,000)	—	153,188	—
	Municipal Securities Pool Trust Receipts RB Series 2004-19	(1,625,000)	—	15,264	—
	MuniMae Tax Exempt Board Subsidiary LLC Series 2004	(28,530,000)	—	111,465	—
	Munimae Tax Exempt Board Subsidiary LLC Series 2005	—	—	39,182	—
	Munimae Tax Exempt Board Subsidiary, Merrill Lynch P-Float Series 2002 PT-617	(8,360,000)	—	42,418	—

BLACKROCK LIQUIDITY FUNDS

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
MuniCash (continued)	Munimae Tax Exempt Board Subsidiary, Merrill Lynch P-Float Series 2005 PT-2691	$(30,000)	$—	$785,931	$22,630,000
	Nassau Health Care Corp. Series 2004C-2	—	—	13,493	—
	New Jersey Economic Development Authority Series 2005	—	—	2,605	—
	New Jersey State Educational Facilities Authority	—	—	354	—
	New York City Municipal Water Finance Authority Water & Sewer System RB Series 2000C	—	—	8,828	—
	New York Local Government Assistance Corp.	—	—	27,776	—
	Newburgh Charter Mac Multi-Family Housing, Merrill Lynch P-Float	(3,220,000)	—	95,259	—
	Ohio Environmental Improvement RB Series 1996	—	—	7,208	—
	Ohio Housing Finance Agency Series 2006F	—	—	24,212	—
	Ohio State Building Authority Series 2005-2937	—	—	6,219	—
	Oregon Homeowners RB Series 2005 MT-134	3,610,000	—	37,128	3,610,000
	Oregon Housing & Community Services, Merrill Lynch P-Float	—	—	849,963	24,495,000
	Oregon State Homeowner RB (Merrill Lynch P-Floats Project) Series 2006MT-228	—	—	83,085	—
	Panhandle Regional Housing Finance Agency	—	—	117,025	3,365,000
	Parish of East Baton Rouge	—	—	50,565	—
	Pennsylvania Higher Educational Facilities Authority, Merrill Lynch P-Float	(45,000)	—	34,895	—
	Pennsylvania Housing Finance Agency	—	—	44,695	—
	Phoenix Industrial Development Authority, Merrill Lynch P-Float	(7,465,000)	—	222,745	—
	Pinellas County Housing Finance Authority RB Series 2004A	(6,365,000)	—	144,274	—
	Pinellas County Housing Finance Authority Single Family Mortgage RB Series 2004-009	(5,150,000)	—	100,313	—
	Pinellas County Housing Finance Authority Single Family Mortgage RB Series 2004-933	(2,725,000)	—	53,083	—
	Port of Seattle Series 2003-720	(2,500,000)	—	56,931	—
	Portland Airport, Merrill Lynch P-Float	(4,665,000)	—	104,739	—
	Puttable Floating Option Tax-Exempt Receipts RB Series 2005A	(540,000)	—	64,280	1,760,000
	Puttable Floating Tax Exempt Receipts Series 2005	(6,830,000)	—	62,242	—
	Raleigh Durham Airport Authority, Merrill Lynch P-Float	(2,145,000)	—	42,100	—
	Ross County GO Series 2006	—	—	5,760	—
	South Dakota Housing Development Authority, Merrill Lynch P-Float	(780,000)	—	6,059	—
	South Fork Municipal Authority Series 1998A	—	—	723	—
	State of California GO Series 2003B-2	—	—	9,382	—
	Tarrant County Housing Finance Corp., Merrill Lynch P-Float	(5,000,000)	—	149,193	—
	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2001 PT-1347	(10,595,000)	—	315,298	—
	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2003 PT-1868	(3,970,000)	—	105,165	—
	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2005 PT-1278	(9,065,000)	—	245,262	—
	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2005 PT-2576	(13,615,000)	—	368,654	—

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
MuniCash (continued)	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2005 PT-2598	$(13,785,000)	$—	$373,666	$—
	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2005 PT-2968	(7,495,000)	—	224,394	—
	Travis County Housing Financial Corp., Merrill Lynch P-Float	(13,150,000)	—	356,426	—
	TSASC Inc., Merrill Lynch P-Float	—	—	30,251	—
	Union County Pollution Control Financing Authority Series 1989	—	—	616	—
	Valdez Marine Terminal RB Series 1985	—	—	27,239	—
	Valdez Marine Terminal RB Series 2001	—	—	3,090	—
	Victory Street Public Facility Corp. Series 2003-2059	(7,300,000)	—	218,755	—
	Virginia Beach Development Authority, Merrill Lynch P-Float	—	—	129,949	3,745,000
	Virginia Commonwealth University	—	—	2,860	—
	Washington Housing Finance Community Multi-Family Housing, Merrill Lynch P-Float	—	—	290,955	8,385,000
California Money Fund	Bay Area Toll Authority	15,000,000	—	279,103	15,000,000
	California Department Water Resource Power Supply Series 2002C-10	—	—	248,865	—
	California Economice Recovery Series 2004C-19	—	—	19,318	—
	California Economice Recovery Series 2004C-5	—	—	22,476	—
	California GO Series 2005B	—	—	49,560	—
	California GO Series 1997	(10,120,000)	—	13,034	—
	California GO Series 2003B-2	—	—	25,879	—
	California Health Facilities Series 1999 PA-587	(11,000,000)	—	93,352	—
	CALIFORNIA ST DEPT WTR RES Series 2003 PT-759	—	—	327,546	9,700,000
	CALIFORNIA GO Series 2004 PT-990	(6,700,000)	—	8,629	—
	California Statewide Communities Development Authority, Merrill Lynch P-Float Series 2000 PT-1268	(10,000,000)	—	485,151	—
	California Statewide Communities Development Authority, Merrill Lynch P-Float Series 2005 PA-1287	(2,500,000)	—	94,051	—
	Chino Basin Regulatory Financing Authority (Merrill Lynch P-Float) Series 2005	—	—	8,502	—
	Clovis County Unified School District, Merrill Lynch P-Float	—	—	45,460	1,330,000
	East Bay Municipal Utilities District Water System RB	—	—	9,259	—
	Eclipse Funding Trust	5,265,000	—	129,888	5,265,000
	Golden State Tobacco Securitization Corp. Series 2006D-195	2,075,000	—	54,278	2,075,000
	Golden State Tobacco Securitization Corp., Merrill Lynch P-Float Series 2004 PA-1236	—	—	75,007	2,200,000
	Golden State Tobacco Securitization Corp., Merrill Lynch P-Float Series 2004 PA-1237	—	—	93,418	2,740,000
	Golden State Tobacco Securitization Corp., Merrill Lynch P-Float Series 2004 PT-2338	(2,905,000)	—	85,250	—
	Huntington Park Public Finance Authority	—	—	18,866	—
	Los Angeles Unified School District Series 1997A	—	—	44,486	—
	Newport Beach Hospital RB	—	—	40,703	—
	Pleasant Valley School District, Merrill Lynch P-Float	(65,000)	—	197,864	5,850,000
	Puttable Floating Option Tax Exempt Reciepts Series 2005 PZP-3	(3,455,000)	—	110,006	—

BLACKROCK LIQUIDITY FUNDS

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
California Money Fund (continued)	Puttable Floating Option Tax Exempt Reciepts Series 2005 PZP-5	$(6,470,000)	$—	$205,120	$—
	Puttable Floating Option Tax Exempt Reciepts Series 2005 PZP-6	(9,000,000)	—	274,917	—
	Puttable Floating Option Tax Exempt Reciepts Series 2005A PZP-2	(3,045,000)	8,314	39,289	—
	Puttable Floating Tax Exempt Trust Receipts Series 2005	—	—	167,292	—
	San Diego Public Facilities Financing Authority, Merrill Lynch P-Float	(125,000)	—	336,684	9,875,000
	Tobacco Settlement Financing Corp., Merrill Lynch P-Float	—	—	68,389	2,000,000
	West Covina School District (Merrill Lynch P-Float)	(30,000)	—	230,955	6,825,000
New York Money Fund	City of New York GO, Merrill Lynch P-Float	8,100,000	—	236,613	9,860,000
	City of New York Housing Development Corp., Merrill Lynch P-Float Series 2005 PA-1299	(9,500,000)	—	107,782	—
	City of New York Housing Development Corp., Merrill Lynch P-Float Series 2005 PT-2759	(3,400,000)	—	49,086	—
	City of New York GO, Merrill Lynch P-Float Series 2005 PT-3331	—	—	32,040	—
	City of New York GO, Merrill Lynch P-Float Series 2006 PT-1363	—	—	66,259	—
	Commonwealth of Puerto Rico Highway & Transportation Authority, Merrill Lynch P-Float	(4,100,000)	—	8,750	—
	Eclipse Funding Trust	—	—	105,451	—
	Erie County Asset Securitization Corp.	—	—	357,223	—
	Jay Street Development Corp.	—	—	8,358	—
	Long Island Power Authority	—	—	111,780	—
	Metropolitan Transportation Authority	—	—	16,530	—
	Monroe County IDA Series 2004	(15,000,000)	219,675	19,738	—
	New York City GO, Merrill Lynch P-Float	5,340,000	—	159,112	5,340,000
	New York City Municipal Water Finance Authority Series 2000C	—	—	6,556	—
	New York City Municipal Water Finance Authority Series 2003F-2	(5,800,000)	—	12,588	—
	New York City Municipal Water Finance Authority Series 2006 PT-3385	—	—	110,821	—
	New York City Municipal Water Finance Authority Series 2006 PT-3401	—	—	112,770	—
	New York City Transitional Finance Authority PT-3368	—	—	11,008	—
	New York City Transitional Finance Authority Series 2002-2E	—	—	54,491	—
	New York City Transitional Finance Authority Series 2003-7	—	—	29,554	—
	New York Counties Tobacco Trust II	—	—	447,582	—
	New York Local Government Assistance Corp. Series 2003A	—	—	4,478	—
	New York State Urban Development Corp. Series 2006 PT-3416	—	—	241,932	—
	Tobacco Settlement Financing Corp., Merrill Lynch P-Float Series 2006 MT-232	17,495,000	—	351,908	17,495,000
	Tobacco Settlement Financing Corp., Merrill Lynch P-Float Series 2006 MT-256	7,495,000	—	99,684	7,495,000
	TSASC Inc. Series 2006 PA-1356	—	—	799,178	—
	TSASC Inc. Series 2006 PA-1359	—	—	186,187	—
	Westchester Tobacco Asset Securitization	—	—	223,771	—

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

(D) Capital Shares

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

Transactions in capital shares for each year were as follows:

	TEMPFUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$389,651,161,121	$267,250,613,156
Dollar Shares	43,075,160,298	39,594,147,495
Cash Management Shares	1,029,248,488	740,139,579
Cash Reserve Shares	199,267,069	3,723,000
Administration Shares	2,293,616,197	1,774,682,764
Bear Stearns Shares	5,110,954,951	3,768,340,820
Bear Stearns Premier Choice Shares	72,074,199	26,363,263
Bear Stearns Private Client Shares	6,599,860,689	3,854,879,764
Bear Stearns Premier Shares	2,404,474,385	1,232,058,715
Shares issued in reinvestment of dividends:
Institutional Shares	474,991,356	243,830,113
Dollar Shares	11,048,042	7,323,840
Cash Management Shares	9,080,551	3,563,512
Cash Reserve Shares	908,498	—
Administration Shares	14,292,510	2,135,748
Bear Stearns Shares	29,878,151	9,819,343
Bear Stearns Premier Choice Shares	566,535	64,687
Bear Stearns Private Client Shares	54,524,638	17,549,131
Bear Stearns Premier Shares	14,993,164	3,886,266
Shares redeemed:
Institutional Shares	(384,569,956,982)	(264,712,599,228)
Dollar Shares	(42,325,487,680)	(39,055,134,339)
Cash Management Shares	(961,817,736)	(653,575,294)
Cash Reserve Shares	(186,727,867)	—
Administration Shares	(1,805,888,650)	(1,715,930,390)
Bear Stearns Shares	(5,036,674,584)	(3,260,970,505)
Bear Stearns Premier Choice Shares	(65,916,391)	(22,806,597)
Bear Stearns Private Client Shares	(6,193,454,946)	(3,134,108,481)
Bear Stearns Premier Shares	(2,345,125,790)	(914,356,660)

Net increase	$7,555,050,216	$5,063,639,702

BLACKROCK LIQUIDITY FUNDS

	TEMPCASH
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$225,678,041,325	$197,892,575,885
Dollar Shares	1,987,142,364	1,819,674,347
Cash Management Shares	537,316
Administration Shares	41,292,406	—
Bear Stearns Premier Shares	3,480,782	—
Shares issued in reinvestment of dividends:
Institutional Shares	302,604,718	151,306,272
Dollar Shares	28,226,617	13,167,445
Cash Management Shares	1,724	—
Administration Shares	666,812	—
Bear Stearns Premier Choice Shares	7	55
Bear Stearns Premier Shares	7	53
Shares redeemed:
Institutional Shares	(227,789,671,065)	(194,313,834,478)
Dollar Shares	(1,784,603,837)	(1,768,620,756)
Cash Management Shares	(412,736)	—
Administration Shares	(16,500,000)	—
Bear Stearns Premier Choice Shares	(2,174)	(34)
Bear Stearns Premier Shares	(3,483,051)	(32)

Net increase (decrease)	$(1,552,678,785)	$3,794,268,757

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	FEDFUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$18,944,064,247	$17,230,282,799
Dollar Shares	16,761,103,640	13,959,732,471
Cash Reserve Shares	25,045,901	8,189,136
Administration Shares	199,877,492	96,695,162
Bear Stearns Shares	361,094,648	458,660,694
Bear Stearns Premier Choice Shares	—	—
Bear Stearns Private Client Shares	1,100,718,969	722,971,600
Bear Stearns Premier Shares	490,156,719	378,310,466
Shares issued in reinvestment of dividends:
Institutional Shares	51,605,902	22,423,147
Dollar Shares	1,778,083	116,322
Cash Reserve Shares	86,112	—
Bear Stearns Shares	1,942,735	711,846
Bear Stearns Premier Choice Shares	97	54
Bear Stearns Private Client Shares	11,450,901	3,673,570
Bear Stearns Premier Shares	2,661,307	742,332
Shares redeemed:
Institutional Shares	(18,898,054,675)	(16,815,931,073)
Dollar Shares	(16,720,372,044)	(13,932,795,146)
Cash Reserve Shares	(25,596,444)	(15,917,781)
Administration Shares	(160,284,882)	(53,218,692)
Bear Stearns Shares	(357,797,089)	(431,029,684)
Bear Stearns Premier Choice Shares	(1)	(33)
Bear Stearns Private Client Shares	(1,058,766,420)	(535,320,223)
Bear Stearns Premier Shares	(530,537,878)	(292,938,904)

Net increase	$200,177,320	$805,358,063

	T-FUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$26,385,071,669	$29,274,015,290
Dollar Shares	9,124,084,315	10,069,677,255
Cash Management Shares	414,487,659	236,778,976
Administration Shares	545,674,293	104,004,796
Shares issued in reinvestment of dividends:
Institutional Shares	33,713,980	20,391,623
Dollar Shares	9,870,292	5,845,414
Cash Management Shares	464,445	135,062
Administration Shares	611,007	256,064
Shares redeemed:
Institutional Shares	(26,470,897,010)	(28,774,905,366)
Dollar Shares	(9,170,426,772)	(10,828,307,093)
Cash Management Shares	(176,964,518)	(181,999,745)
Administration Shares	(550,543,709)	(84,630,360)

Net increase (decrease)	$145,145,651	$(158,738,084)

BLACKROCK LIQUIDITY FUNDS

	FEDERAL TRUST FUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$135,991,055	$207,557,843
Dollar Shares	129,837,419	65,291,959
Shares issued in reinvestment of dividends:
Institutional Shares	3,221,013	2,153,708
Dollar Shares	160,970	13,791
Shares redeemed:
Institutional Shares	(144,712,323)	(187,856,544)
Dollar Shares	(111,230,984)	(54,284,057)

Net increase	$13,267,150	$32,876,700

	TREASURY TRUST FUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares purchased:
Institutional Shares	$5,302,373,373	$6,537,024,100
Dollar Shares	905,433,267	1,098,295,406
Cash Management Shares	217,781,681	156,285,863
Administration Shares	186,685,698	493,586,169
Shares issued in reinvestment of dividends:
Institutional Shares	17,768,738	9,721,137
Dollar Shares	5,599,324	4,317,104
Cash Management Shares	79,241	—
Shares redeemed:
Institutional Shares	(5,243,530,596)	(6,523,550,265)
Dollar Shares	(912,711,350)	(1,238,757,055)
Cash Management Shares	(189,351,344)	(134,357,397)
Administration Shares	(227,827,407)	(480,817,145)

Net increase (decrease)	$62,300,625	$(78,252,083)

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	MUNIFUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$13,901,180,607	$16,067,931,197
Dollar Shares	1,139,417,855	1,001,535,776
Cash Management Shares	166,170,301	103,981,101
Administration Shares	1,128,586,539	1,068,978,306
Bear Stearns Shares	149,955,504	247,059,718
Bear Stearns Premier Choice Shares	1	2,200
Bear Stearns Private Client Shares	1,650,176,109	796,821,952
Bear Stearns Premier Shares	2,523,021,114	920,040,899
Shares issued in reinvestment of dividends:
Institutional Shares	22,775,331	19,327,986
Dollar Shares	269,923	229,615
Cash Management Shares	249,589	126,487
Bear Stearns Shares	557,408	399,575
Bear Stearns Premier Choice Shares	64	23
Bear Stearns Private Client Shares	6,154,545	1,892,361
Bear Stearns Premier Shares	5,048,991	1,072,317
Shares redeemed:
Institutional Shares	(14,638,784,755)	(15,764,765,942)
Dollar Shares	(1,127,604,953)	(999,324,896)
Cash Management Shares	(160,498,435)	(88,447,829)
Administration Shares	(1,274,038,169)	(989,961,632)
Bear Stearns Shares	(143,271,733)	(251,425,692)
Bear Stearns Premier Choice Shares	—	(5)
Bear Stearns Private Client Shares	(1,565,865,646)	(688,654,236)
Bear Stearns Premier Shares	(2,494,490,353)	(794,660,555)

Net increase (decrease)	$(710,990,163)	$652,158,726

BLACKROCK LIQUIDITY FUNDS

	MUNICASH
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$24,446,416,588	$33,673,752,825
Dollar Shares	268,637,530	280,552,208
Administration Shares	441,583
Bear Stearns Premier Choice Shares	2	—
Bear Stearns Premier Shares	2	—
Shares issued in reinvestment of dividends:
Institutional Shares	22,441,985	22,757,776
Dollar Shares	1,713,870	1,334,219
Administration Shares	1,366
Bear Stearns Premier Choice Shares	5	39
Bear Stearns Premier Shares	5	33
Shares redeemed:
Institutional Shares	(25,417,665,125)	(33,830,828,166)
Dollar Shares	(238,160,608)	(302,136,843)
Bear Stearns Premier Choice Shares	(2,168)	(26)
Bear Stearns Premier Shares	(2,161)	(22)

Net decrease	$(916,177,126)	$(154,567,957)

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	CALIFORNIA MONEY FUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$3,502,352,706	$2,901,688,067
Dollar Shares	593,706,629	304,347,254
Cash Management Shares	10,219,362	290,076
Administration Shares	6,627,586	13,855,091
Bear Stearns Shares	250,423,612	140,185,077
Bear Stearns Premier Choice Shares	1	—
Bear Stearns Private Client Shares	1,568,793,698	740,455,112
Bear Stearns Premier Shares	391,575,753	104,099,037
Shares issued in reinvestment of dividends:
Institutional Shares	3,315,334	1,153,066
Dollar Shares	551,463	160,964
Cash Management Shares	22,747	716
Bear Stearns Shares	716,986	183,190
Bear Stearns Premier Choice Shares	62	37
Bear Stearns Private Client Shares	4,251,120	1,478,317
Bear Stearns Premier Shares	454,172	109,240
Shares redeemed:
Institutional Shares	(3,238,337,759)	(2,764,151,755)
Dollar Shares	(579,709,968)	(279,562,826)
Cash Management Shares	(325,049)	(206,151)
Administration Shares	(5,513,532)	(11,694,305)
Bear Stearns Shares	(233,369,215)	(130,896,776)
Bear Stearns Premier Choice Shares	(1)	(25)
Bear Stearns Private Client Shares	(1,496,872,135)	(651,635,504)
Bear Stearns Premier Shares	(393,989,672)	(88,432,945)

Net increase	$384,893,900	$281,424,957

BLACKROCK LIQUIDITY FUNDS

	NEW YORK MONEY FUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$2,079,000,527	$1,984,632,534
Dollar Shares	14,953,044	14,244,762
Cash Management Shares	59,697,237	13,403,574
Administration Shares	9,494,781	14,481,065
Bear Stearns Shares	48,274,053	46,713,167
Bear Stearns Premier Choice Shares	241,501	—
Bear Stearns Private Client Shares	953,691,417	578,182,155
Bear Stearns Premier Shares	111,462,650	42,458,702
Shares issued in reinvestment of dividends:
Institutional Shares	2,281,043	1,351,707
Dollar Shares	172,646	83,928
Bear Stearns Shares	88,326	53,766
Bear Stearns Premier Choice Shares	2,902	37
Bear Stearns Private Client Shares	3,937,374	1,459,144
Bear Stearns Premier Shares	165,055	62,934
Shares redeemed:
Institutional Shares	(2,039,097,362)	(1,948,918,016)
Dollar Shares	(14,282,664)	(13,873,563)
Cash Management Shares	(53,887,033)	(9,818,609)
Administration Shares	(9,775,068)	(19,979,648)
Bear Stearns Shares	(49,510,085)	(44,356,347)
Bear Stearns Premier Choice Shares	(4,111)	(25)
Bear Stearns Private Client Shares	(931,126,430)	(521,852,034)
Bear Stearns Premier Shares	(109,066,742)	(36,750,178)

Net increase	$76,713,061	$101,579,055

On October 31, 2006, one shareholder held approximately 10% of the outstanding shares of TempFund, two shareholders held approximately 23% of TempCash, two shareholders held approximately 57% of FedFund, one shareholder held approximately 40% of T-Fund, four shareholders held approximately 70% of Federal Trust Fund, two shareholders held approximately 45% of MuniFund, one shareholder held approximately 24% of MuniCash, three shareholders held approximately 47% of California Money Fund and three shareholders held approximately 52% of New York Money Fund. Some of the shareholders are comprised of omnibus accounts. Although considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds’ shares on behalf of multiple underlying Fund shareholders.

(E) Federal Tax Information

No provision is made for federal taxes as it is the Trust’s intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

Dividends from tax-free income and net investment income are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of October 31, 2006 attributable to equalization debits and other differences between financial reporting and tax accounting, were reclassified to the following accounts:

	INCREASE (DECREASE) IN PAID IN-CAPITAL	INCREASE (DECREASE) ACCUMULATED NET REALIZED GAIN (LOSS)	INCREASE (DECREASE) UNDISTRIBUTED NET INVESTMENT INCOME
Federal Trust Fund	$539	$(539)	$—
MuniFund	161,094	(144,142)	(16,952)
MuniCash	—	16,911	(16,911)
California Money Fund	103,966	(103,966)	—
New York Money Fund	352,022	(352,022)	—

The estimated tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 were as follows:

		TAX-FREE INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL DISTRIBUTIONS
TempFund	10/31/2006	$—	$1,564,251,287	$—	$1,564,251,287
	10/31/2005	—	765,421,595	—	765,421,595
TempCash	10/31/2006	—	587,356,006	—	587,356,006
	10/31/2005	—	291,076,263	—	291,076,263
FedFund	10/31/2006	—	154,392,485	—	154,392,485
	10/31/2005	—	71,914,634	—	71,914,634
T-Fund	10/31/2006	—	199,665,293	—	199,665,293
	10/31/2005	—	92,782,161	—	92,782,161
Federal Trust Fund	10/31/2006	—	5,755,694	—	5,755,694
	10/31/2005	—	2,769,496	—	2,769,496
Treasury Trust Fund	10/31/2006	—	52,315,573	—	52,315,573
	10/31/2005	—	30,456,420	—	30,456,420
MuniFund	10/31/2006	81,576,936	—	161,094	81,738,030
	10/31/2005	54,916,818	—	—	54,916,818
MuniCash	10/31/2006	49,244,341	—	—	49,244,341
	10/31/2005	47,291,523	—	—	47,291,523
California Money Fund	10/31/2006	26,371,103	—	103,966	26,475,069
	10/31/2005	11,924,305	—	—	11,924,305
New York Money Fund	10/31/2006	15,043,294	210,280	116,489	15,370,063
	10/31/2005	7,289,171	—	—	7,289,171

BLACKROCK LIQUIDITY FUNDS

As of October 31, 2006, the tax components of distributable earnings/accumulated losses were as follows:

	UNDISTRIBUTED TAX-FREE INCOME	UNDISTRIBUTED ORDINARY INCOME	ACCUMULATED CAPITAL GAINS	ACCUMULATED CAPITAL LOSSES
TempFund	$—	$93,927,693	$—	$3,510,519
TempCash	—	20,939,918	—	2,221,773
FedFund	—	8,570,424	—	12,054
T-Fund	—	14,127,009	—	106,958
Federal Trust Fund	—	235,190	—	—
Treasury Trust Fund	—	3,027,557	—	319,727
MuniFund	3,866,293	—	—	—
MuniCash	1,582,466	—	—	491,466
California Money Fund	1,832,280	—	2,593	—
New York Money Fund	868,894	13,304	7,370	—

As of October 31, 2006, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	EXPIRING OCTOBER 31
	2008	2009	2012	2013	2014	TOTAL
TempFund	$—	$—	$—	$3,510,519	$—	$3,510,519
TempCash	—	—	—	2,221,773	—	2,221,773
FedFund	—	—	—	12,054	—	12,054
T-Fund	15,846	—	—	91,112	—	106,958
Treasury Trust Fund	111,459	91,820	—	86,297	30,151	319,727
MuniCash	13,010	—	77,299	137,589	263,568	491,466

As of October 31, 2006 the following capital loss carryforwards were used to offset net taxable gains for the following Funds:

TempFund	$1,259,422
TempCash	808,527
MuniFund	36,708
California Money Fund	65,078

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

(F) Asset Concentration

The California Money Fund and New York Money Fund invest primarily in municipal obligations from issuers residing in those states, respectively, and, as a result, are more susceptible to adverse consequences of economic, political and other developments than a more geographically diverse fund. Such consequences may include declines in the market value and marketability of fund securities, as well as impairment of the ability of certain issuers of California and New York municipal securities to pay principal and interest on their obligations.

BLACKROCK LIQUIDITY FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the BlackRock Liquidity Funds (the “Funds”) comprising of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust, MuniFund, MuniCash, California Money Fund, and New York Money Fund Portfolios as of October 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods ended October 31, 2003 and October 31, 2002 were audited by other auditors whose report, dated December 15, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the BlackRock Liquidity Funds as of October 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

December 27, 2006

BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust’s statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX[3] OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
INTERESTED TRUSTEES

Ralph L. Schlosstein[4] Age: 55	Trustee, Chairman and President	Since 2001	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; American Museum of Natural History; Trinity School; New Visions for Public Education; The Public Theater; The James Beard Foundation; Board of Advisors, Marujupu LLC.	67	Director and Chairman, BlackRock Family of Closed-End Funds; Director and Chairman Anthracite Capital, Inc.

Paul L. Audet[5] Age: 53	Trustee	Since 2005	Head, Cash Management and Regional Chief Operating Officer, Delaware Office, BlackRock, Inc. (2005 to present); Managing Director, BlackRock, Inc., (1998 to present); Chief Financial Officer, BlackRock, Inc. (1998 to 2005); Treasurer, BlackRock Funds and BlackRock Liquidity Funds (2002 to 2005).	10

INDEPENDENT TRUSTEES

G. Nicholas Beckwith, III Age: 61	Trustee and Chairman of the Nominating Committee	Since 1999	Chairman and Chief Executive Officer, Arch Street Management, LLC; Chairman, President and Chief Executive Officer, Beckwith Machinery Company (until October 2005); Chairman of the Board of Directors, University of Pittsburgh Medical Center; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; Member, Advisory Council on Biology and Medicine, Brown University; Trustee, Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh; Emeritus Trustee, Shadyside Academy; Board of Directors, National Retail Properties, Inc.; and Beckwith Family Foundation.	10

Jerrold B. Harris Age: 64	Trustee and Vice Chairman of the Governance Committee	Since 1999	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College; Director, BlackRock-Kelso Capital Corp.; Director, Tromner LLC; Director, Wecton Scientific.	10

Rodney D. Johnson Age: 65	Trustee, Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc.; Director, Fox Chase Cancer Center; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia.	10

BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT (CONTINUED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX[3] OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
INDEPENDENT TRUSTEES

Joseph P. Platt, Jr. Age: 59	Trustee and Chairman of the Compliance Committee	Since 1999	Partner, Amarna Corporation, LLC (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker); Director, Greenlight Re (reinsurance company); Partner, Amarna Financial (private investment company); Former Director and Executive Vice President, Johnson & Higgins.	10

Robert C. Robb, Jr. Age: 61	Trustee	Since 1999	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); former Trustee, EQK Realty Investors; former Director, Tamaqua Cable Products Company; former Director, Brynwood Partners; former Director, PNC Bank; former Director, Brinks, Inc.	10

Kenneth L. Urish Age: 55	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; AlphaSource Procurement Systems, LP. Director, Inter-Tel; President and Trustee, Pittsburgh Catholic Publishing Associates.	10

Frederick W. Winter Age: 61	Trustee	Since 1999	Professor and Dean Emeritus (2005-2006) and Dean (1997-2005), Joseph M. Katz School of Business — University of Pittsburgh.	10	Director, Alkon Corporation (1992-present); Director, Indotronix International (2004-present); Director, Tippman Sports (2005-present).

BLACKROCK LIQUIDITY FUNDS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
EXECUTIVE OFFICERS

Donald C. Burke 800 Scudders Mill Road Princeton, NJ 08536 Age: 46	Treasurer	Since 2006	Managing Director of BlackRock Inc. (since 2006); Managing Director of Merrill Lynch Investment Managers (“MLIM”) and Fund Asset Management (“FAM”) (since 2006), First Vice President thereof (1997-2005), Treasurer thereof (since 1999), Vice President thereof (1990-1997).

Jay Fife 800 Scudders Mill Road Princeton, NJ 08536 Age: 36	Assistant Treasurer	Since 2006	Director of BlackRock Inc. (since 2006); Assistant Treasurer of registered investment companies managed by MLIM (2005-2006), Director of MLIM Fund Services Group (2001-2006).

Neal J. Andrews 100 Bellevue Parkway Wilmington, DE 19809 Age: 40	Assistant Treasurer	Since 2006	Managing Director, BlackRock Inc. (since August 2006); Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. (1992-2006).

Brian P. Kindelan BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809 Age: 47	Secretary	Since March 2005	Managing Director, (since 2005), Director (2001-2004), Vice President, (1998-2000), Senior Counsel (since 1998), BlackRock Advisors, LLC.

Edward B. Baer BlackRock Inc. 40 E. 52nd Street New York, NY 10022 Age: 38	Assistant Secretary	Since March 2005	Director and Senior Counsel, BlackRock, Inc. (since 2004); Associate, Willkie Farr & Gallagher LLP (law firm) (2000 to 2004); Associate, Morgan Lewis & Bockius LLP (law firm) (1995 to 2000).

Robert E. Putney, III BlackRock Advisors, LLC. 100 Bellevue Parkway Wilmington, DE 19809 Age: 46	Assistant Secretary	Since February 2006	Director and Senior Counsel, BlackRock Advisors, LLC. (2005-present); Deputy General Counsel and Senior Vice President, Old Mutual Capital, Inc. (2004-2005); Deputy General Counsel and Senior Vice President (2004-2005), Senior Legal Counsel and Vice President (2001-2004), Old Mutual Investment Partners, Old Mutual Fund Services and Old Mutual Shareholder Services, Inc.; Deputy General Counsel and Vice President (2004-2005), Senior Legal Counsel and Vice President (2001-2004), Liberty Ridge Capital, Inc.; Vice President and Assistant Secretary, Old Mutual Advisor Funds (2004-2005), Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund (2002-2005); Director and Senior Counsel, Merrill Lynch Investment Managers, L.P. and Princeton Administrators, L.P. (until 2001); Trustee, Frankford Hospital Foundation (1990-2005).

Howard B. Surloff BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 41	Assistant Secretary	Since September 2006	Managing Director and General Counsel for BlackRock’s US Mutual Funds (since 2006); General Counsel, Goldman Sachs Asset Management (1993 - 2006); Associate, Sheriff, Friedman, Hoffman and Goodman (1990 - 1993).

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103 Age: 47	Assistant Secretary	Since March 2005	Partner, Drinker Biddle & Reath LLP (law firm).

Bartholomew A. Battista[6] BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 47	Chief Compliance and Anti-Money Laundering Officer	Since September 2004	Managing Director, BlackRock, Inc. (since 2003); Chief Compliance Officer and Anti-Money Laundering Compliance Officer, BlackRock, Inc. (since 2004); Director, BlackRock, Inc. (1998 - 2003).

1	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.
2	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.
3	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment advisor.
4	Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and BlackRock, Inc. (“BlackRock”), which is BIMC’s parent, and owns securities of BlackRock.
5	Mr. Audet is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.
6	During the year ended October 31, 2006, the Chief Compliance Officer received $176,635 in compensation from the Funds.

BLACKROCK LIQUIDITY FUNDS

ADDITIONAL INFORMATION (UNAUDITED)

(A)	Trustee Action and Basis for Recommendation Regarding the Management Agreement. The Trust’s Management Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party (as such term is defined in the Investment Company Act of 1940), at an in-person meeting of the Board held on May 10, 2006. Effective September 29, 2006, the Management Agreement replaced the Prior Management Agreement (“Prior Management Agreement”) that had been ineffect prior to such date. In determining to approve the Management Agreement, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The Board received materials in advance of the meeting relating to its consideration of the Management Agreement for each Fund, including, among other things: (i) fees and expense ratios of each Fund in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of each Fund in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. and PNC Bank-affiliated companies with respect to each Fund for the years ended December 31, 2004 and 2005, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of BIMC; and (v) information regarding compliance records and regulatory matters relating to BIMC. In addition, the Board reviewed a memorandum from its independent counsel on the Board’s obligations in considering approval of the Management Agreement. The information reviewed was responsive to requests by the Board’s independent counsel for information to assist the Board in its considerations. The topics discussed below were considered separately by the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended Independent Trustees, in an executive session, during which independent counsel provided guidance to the Independent Trustees.

Fees and Expenses. In approving the Management Agreement, the Independent Trustees considered that the fees payable by the Funds under the Management Agreement are identical to the fees payable under the Prior Management Agreement and, as with the Prior Management Agreement, the Board concluded that the fees to be paid pursuant to the Management Agreement were fair and reasonable in light of the services provided.

Nature, Extent and Quality of Services. The Independent Trustees considered that the services to be provided under the Management Agreement are those currently provided under the Prior Management Agreement. The Trustees received information concerning the investment philosophy and investment process used by BIMC in managing the Funds. In connection with this, the Trustees considered BIMC’s in-house research capabilities as well as other resources. The Trustees concluded that the scope of BIMC’s services to be provided to the Funds was consistent with the Funds’ operational requirements.

The Trustees also considered the quality of the services provided by BIMC to the Funds. The Trustees evaluated the procedures of BIMC designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest.

The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Management Agreement. In addition, the Trustees took into account the time and attention devoted by senior management of BIMC to the Funds. Finally, the Trustees considered the business reputation of BlackRock and its financial resources and concluded that BIMC would be able to meet any reasonably foreseeable obligation under the Management Agreement.

BLACKROCK LIQUIDITY FUNDS

Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of the Dollar Shares and Institutional Shares of each Fund, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within each Fund’s performance universe were selected by Lipper.

The Board was provided with performance data for the Institutional and Dollar Shares of each Fund over the one, two, three, four, five and ten year periods ended March 31, 2006, as compared to performance of the performance universe.

The Board reviewed the performance of the Institutional Shares and Dollar Shares of each Fund over the one, two, three, four, five and ten year periods ended March 31, 2006 as compared to performance of the relevant peer universe of funds identified by Lipper. The Trustees noted that of the 21 classes of the Funds that were included in the Lipper performance universe, 14 classes had performed at or above their respective performance universe median during at least two of the following periods: the one year, three years or five years ended March 31, 2006. Six classes performed below their respective performance universe median during at least two of those periods by no more than 0.19%. These six share classes were the Dollar Shares of TempFund, FedFund, Federal Trust Fund, Treasury Trust Fund, MuniFund and MuniCash. One share class, FedFund Cash Reserve Shares, also performed below its performance universe median for the year ended March 31, 2006 by 0.19%. FedFund Cash Reserve Shares commenced operations on April 1, 2003 and did not have performance history for three years or longer periods as of March 31, 2006.

The Trustees discussed other factors relevant to the performance of the Funds and concluded that each Fund’s performance is generally competitive with that of its Lipper performance universe.

Profitability. The Board of Trustees, including the Independent Trustees, considered the level of BIMC’s and its affiliates’ profits in respect of their relationship with the Funds, including the cost of services provided by BIMC. This consideration included a broad review of BIMC’s methodology in allocating its costs to the management of a Fund. The Board of Trustees considered the profits realized by BIMC and its affiliates in connection with the operation of each Fund. The Board of Trustees, including the Independent Trustees, also considered BIMC’s profit margins and related industry data. The Board concluded that BIMC’s profit is a reasonable profit for the services provided to the Funds.

Other benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the proposed management fees to be payable by the Funds, but also potential benefits to BIMC, such as the engagement of affiliates of BIMC as service providers to the Funds, including for sub-administrative, transfer agency and custodial services.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund to approve the recommendation to shareholders of the proposed Management Agreement, including the fees to be charged for services thereunder.

BLACKROCK LIQUIDITY FUNDS

ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

(B)	Results of Special Meeting of Shareholders. A Special Meeting of Shareholders (the “Meeting”) of BlackRock Liquidity Funds (the “Trust”) was held on August 15, 2006 pursuant to notice given to all shareholders of record of the Trust at the close of business on June 5, 2006.

Whereupon the Secretary presented and read into the record the following resolution: At the special meeting, shareholders were asked to approve the following:

To approve a proposed new management agreement between the Trust, on behalf of each Fund, and BlackRock Institutional Management Corporation, as described in the proxy statement for the Meeting.

The shares of the Funds were voted as follows:

	SHARES OUTSTANDING AT RECORD DATE	SHARES REPRESENTED AT MEETING	FOR	AGAINST	ABSTAIN
TempFund	32,654,150,958	16,855,979,186	15,992,105,817	24,450,087	839,423,282
TempCash	13,069,863,029	6,877,897,482	6,824,080,456	6,421,443	47,395,583
FedFund	3,322,283,028	1,760,410,427	1,749,766,692	3,199,315	7,444,421
T-Fund	4,270,521,010	2,516,978,633	2,490,611,874	4,134,212	22,232,547
Federal Trust Fund	119,688,292	107,704,183	102,483,642	—	5,220,541
Treasury Trust Fund	1,124,499,661	792,157,669	792,025,337	62,699	69,633
MuniFund	2,710,863,421	1,707,991,525	1,701,706,344	3,628,728	2,656,453
MuniCash	1,161,738,515	927,779,434	927,746,179	—	33,255
California Money Fund	892,688,054	457,514,454	388,169,854	50,345,841	18,998,759
New York Money Fund	506,491,832	266,499,354	262,188,563	4,003,851	256,931

(C)	For nonresident aliens, the following percentages of ordinary income distributions paid during the fiscal year ended October 31, 2006 are treated as qualified interest income (“QII”).

TempFund	94.47%
TempCash	93.55%
FedFund	96.37%
T-Fund	95.57%
Federal Trust Fund	98.09%
Treasury Trust Fund	96.86%

BLACKROCK LIQUIDITY FUNDS

Investment Advisor	Distributor
BlackRock Institutional Management Corporation	BlackRock Distributors, Inc.
Wilmington, Delaware 19809	King of Prussia, Pennsylvania 19406

Administrator	Custodian
BlackRock Institutional Management Corporation	PFPC Trust Company
Wilmington, Delaware 19809	Philadelphia, Pennsylvania 19153

Sub-Administrator and Transfer Agent	Counsel
PFPC Inc.	Drinker Biddle & Reath LLP
Wilmington, DE 19809	Philadelphia, Pennsylvania 19103

Independent Registered Public Accountant
Deloitte & Touche LLP
Philadelphia, Pennsylvania 19103

Electronic copies of most financial reports and prospectuses are available on the Fund’s website.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-Q may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.

BRLF-A-001

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Bear Stearns

Money Market Funds

Annual Report Dated

October 31, 2006

TempFund

TempCash

FedFund

MuniFund

MuniCash

California Money Fund

New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

BLACKROCK LIQUIDITY FUNDS

PRIVACY PRINCIPLES OF BLACKROCK LIQUIDITY FUNDS

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway

Wilmington, DE 19809

(800) 821-7432

www.blackrock.com

December 15, 2006

Dear Shareholder:

We are pleased to present the Annual Report to Shareholders of Bear Stearns Shares, Bear Stearns Private Client Shares, Bear Stearns Premier Shares and Bear Stearns Premier Choice Shares for the year ended October 31, 2006. BlackRock Liquidity Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors.

On September 29, 2006, BlackRock, Inc. and Merrill Lynch Investment Managers (MLIM) united to form one of the largest asset management firms in the world. Now with more than $1 trillion in assets under management, over 4,000 employees in 18 countries and representation in key markets worldwide, BlackRock’s global presence means greater depth and scale to serve you. We view this combination of asset management leaders as a complementary union that reinforces our commitment to shareholders. Individually, each firm made investment performance its single most important mission. Together, we are even better prepared to capitalize on market opportunities on behalf of our shareholders. Our focus on investment excellence is accompanied by an unwavering commitment to service, enabling us to assist clients in working toward their investment goals.

Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve your investment needs in the months and years ahead.

Sincerely,

Ralph L. Schlosstein

Chairman & President

Data, including assets under management, are as of September 30, 2006.

1

TEMPFUND

FUND PROFILE

Portfolio Composition - % of Portfolio	Distribution - Weighted Average Maturity 39 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses
	Institutional	Dollar	Cash Management	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,025.90	1,024.60	1,023.40	1,023.90	1,025.40	1,021.70	1,024.50	1,023.80	1,023.80
Expenses Incurred During Period (05/01/06 - 10/31/06)*	0.92	2.19	3.47	2.96	1.43	5.10	2.30	3.06	3.06

	Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,024.08	1,022.81	1,021.53	1,022.04	1,023.57	1,019.90	1,022.70	1,021.94	1,021.94
Expenses Incurred During Period (05/01/06 - 10/31/06)*	0.92	2.19	3.47	2.96	1.43	5.10	2.30	3.06	3.06

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.58%, 0.28%, 1.00%, 0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Management, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

TEMPCASH

FUND PROFILE

Portfolio Composition - % of Portfolio	Distribution - Weighted Average Maturity 39 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses				Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Institutional	Dollar	Cash Management	Administration
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,026.00	1,024.70	1,018.00	1,025.40	1,024.08	1,022.81	1,016.39	1,023.57
Expenses Incurred During Period (05/01/06 - 10/31/06)*	0.92	2.19	2.63	1.43	0.92	2.19	2.63	1.43

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.18%, 0.43%, 0.68% and 0.28% for Institutional, Dollar, Cash Management and Administration, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and 140/365 with respect to Cash Management (to reflect the period the share class was open during the period).

3

FEDFUND

FUND PROFILE

Portfolio Composition - % of Portfolio	Distribution - Weighted Average Maturity 65 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,025.50	1,024.30	1,023.50	1,025.00	1,021.40	1,024.30	1,023.50	1,023.50	1,023.98	1,022.70	1,021.94	1,023.47	1,019.90	1,022.70	1,021.94	1,021.94
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.30	3.06	1.53	5.10	2.30	3.06	3.06	1.02	2.30	3.06	1.53	5.10	2.30	3.06	3.06

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

4

MUNIFUND

FUND PROFILE

Top 10 State Concentration (% of portfolio)
Texas	11.1%
New York	8.5
Pennsylvania	5.8
Illinois	5.5
North Carolina	4.7
Ohio	4.5
Georgia	4.5
Alabama	4.2
Indiana	3.6
Colorado	3.5

Total	55.9%

Distribution - Weighted Average Maturity 30 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,017.00	1,015.80	1,014.50	1,016.50	1,013.00	1,015.80	1,015.00	1,015.00	1,023.98	1,022.70	1,021.43	1,023.47	1,019.90	1,022.70	1,021.94	1,021.94
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.29	3.55	1.52	5.07	2.29	3.05	3.05	1.02	2.30	3.57	1.53	5.10	2.30	3.06	3.06

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

5

MUNICASH

FUND PROFILE

Top 10 State Concentration (% of portfolio)
North Carolina	9.9%
Massachusetts	7.0
New York	6.6
Texas	6.1
California	6.0
Ohio	5.7
Pennsylvania	5.3
Michigan	4.8
Alabama	3.7
Virginia	3.2

Total	58.3%

Distribution - Weighted Average Maturity 28 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses			Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Administration	Institutional	Dollar	Administration
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,017.30	1,016.00	1,033.70	1,023.98	1,022.70	1,004.59
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.29	0.30	1.02	2.30	0.30

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45% and 0.30% for Institutional, Dollar and Administration, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) and 34/365 with respect to the Administration shares (to reflect the period the share class was open during the period).

6

CALIFORNIA MONEY FUND

FUND PROFILE

Portfolio Composition - % of Portfolio	Distribution - Weighted Average Maturity 25 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,016.70	1,015.40	1,014.20	1,016.20	1,012.60	1,015.40	1,014.70	1,014.70	1,023.98	1,022.70	1,021.43	1,023.47	1,019.90	1,022.70	1,021.94	1,021.94
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.29	3.55	1.52	5.07	2.29	3.05	3.05	1.02	2.30	3.57	1.53	5.10	2.30	3.06	3.06

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

7

NEW YORK MONEY FUND

FUND PROFILE

Portfolio Composition - % of Portfolio	Distribution - Weighted Average Maturity 33 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06) (in Dollars)	1,017.10	1,015.90	1,014.60	1,016.60	1,013.00	1,015.90	1,015.10	1,015.10	1,023.98	1,022.70	1,021.43	1,023.47	1,019.90	1,022.70	1,021.94	1,021.94
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.29	3.55	1.52	5.07	2.29	3.05	3.05	1.02	2.30	3.57	1.53	5.10	2.30	3.06	3.06

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

8

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT — 16.4%
Domestic — 1.0%
Citibank N.A. (A-1+, P-1)
5.38%	11/15/06	$349,000	$349,000,000

Yankee — 15.4%
Barclays Bank PLC, New York (A-1+, P-1)
5.34%(b)	12/11/06	659,855	659,855,000
5.33%(b)	12/20/06	500,000	500,000,000
Credit Suisse Group, New York (A-1+, P-1)
5.34%(b)	12/15/06	500,000	500,000,000
5.34%(b)	12/18/06	745,000	745,000,000
Depfa Bank PLC, New York (A-1+, P-1)
5.32%(b)	01/05/07	91,000	90,998,424
Mizuho Corporate Bank, New York (A-1, P-1)
5.33%(b)	01/30/07	154,730	154,730,000
5.34%(b)	01/30/07	229,945	229,945,000
Royal Bank of Scotland, New York (A-1+, P-1)
4.81%	01/16/07	306,420	306,420,000
4.87%	02/02/07	684,700	684,700,000
Societe Generale, New York (A-1+, P-1)
4.78%	12/06/06	301,000	301,000,000
Sumitomo Mitsui Banking Corp., New York (A-1, P-1)
5.30%(b)	11/30/06	154,730	154,730,000
5.30%(b)	11/30/06	193,000	193,000,000
UBS AG Stamford Branch (A-1+, P-1)
5.30%(b)	01/05/07	975,000	975,000,000

			5,495,378,424

TOTAL CERTIFICATES OF DEPOSIT (Cost $5,844,378,424)			5,844,378,424

COMMERCIAL PAPER — 54.8%
Asset Backed Securities — 43.1%
Amstel Funding Corp. (A-1+, P-1)
5.36%	11/01/06	178,000	178,000,000
5.37%	11/01/06	70,285	70,285,000
5.26%	12/15/06	276,206	274,430,302
5.26%	01/22/07	204,008	201,565,067
5.26%	02/01/07	80,918	79,829,248
5.25%(c)(d)	02/02/07	50,345	49,662,196
Amsterdam Funding Corp. (A-1, P-1)
5.26%	11/20/06	171,800	171,323,064
Atlantis One Funding Corp. (A-1+, P-1)
5.28%	11/28/06	64,705	64,449,011
5.26%	12/15/06	71,361	70,902,228
5.25%	12/21/06	32,863	32,623,374
5.24%	01/11/07	50,167	49,648,552
5.24%	01/12/07	41,444	41,009,667
5.25%	01/22/07	63,964	63,199,097
Atomium Funding LLC (A-1, P-1)
5.27%	01/10/07	87,000	86,108,492
Barton Capital Corp. (A-1+, P-1)
5.26%	01/26/07	176,979	174,755,161
Beethoven Funding Corp. (A-1, P-1)
5.27%	11/06/06	51,620	51,582,217
5.28%	11/21/06	133,860	133,467,344
5.26%	01/11/07	40,000	39,585,044
Beta Finance, Inc. (A-1+, P-1)
5.25%	01/05/07	22,000	21,791,458
5.26%	01/22/07	74,090	73,202,319
Brahms Funding Corp. (A-1, P-1)
5.29%	12/06/06	49,500	49,245,419
5.29%	12/14/06	74,500	74,029,263
Bryant Park Funding Corp. (A-1, P-1)
5.26%	11/15/06	42,921	42,833,203
Cafco LLC (A-1+, P-1)
5.36%	11/02/06	146,570	146,548,177
5.28%	11/21/06	75,000	74,780,208
5.28%	11/22/06	75,000	74,769,219
5.25%	12/06/06	55,000	54,719,271
5.25%	12/11/06	100,000	99,416,667
5.25%	01/24/07	98,000	96,799,500
Cancara Asset Securitization LLC (A-1+, P-1)
5.27%	11/16/06	51,847	51,733,153
5.26%(d)	11/22/06	37,979	37,862,468
5.27%	12/19/06	34,462	34,219,847
5.24%	01/04/07	26,419	26,172,892
5.26%	01/22/07	133,778	132,176,715
5.26%	01/24/07	54,438	53,769,864
5.26%	01/26/07	112,893	111,474,437
CC USA, Inc. (A-1+, P-1)
5.28%	11/27/06	77,000	76,706,373
Chariot Funding LLC (A-1, P-1)
5.27%	12/05/06	57,600	57,313,312
5.27%	12/20/06	114,414	113,593,302
Charta Corp. (A-1, P-1)
5.26%	11/15/06	150,000	149,693,167
5.26%	11/16/06	150,000	149,671,250
5.26%	11/17/06	80,050	79,862,861
5.28%	11/27/06	150,000	149,428,542
5.28%	11/28/06	150,000	149,406,562
5.25%	01/18/07	100,000	98,862,500
Ciesco LLC (A-1+, P-1)
5.36%	11/02/06	130,445	130,425,578
Clipper Receivables Co. LLC (A-1, P-1)
5.26%	11/20/06	282,580	281,795,527
Concord Minutemen Capital Co. (A-1, P-1)
5.28%	11/06/06	80,913	80,853,608
5.30%	11/10/06	99,993	99,860,509
5.28%	11/16/06	114,076	113,825,033
5.25%	01/08/07	48,076	47,599,246
5.26%	01/16/07	117,998	116,687,698
CRC Funding LLC (A-1+, P-1)
5.36%	11/02/06	109,925	109,908,633
5.28%	11/21/06	150,000	149,560,417
5.25%	01/18/07	73,000	72,169,625
Crown Point Capital Co. (A-1, P-1)
5.26%	01/04/07	57,585	57,046,516
5.26%	01/16/07	246,098	243,365,218
Cullinan Finance Corp. (A-1+, P-1)
5.36%	11/06/06	55,841	55,799,429
5.26%	11/22/06	179,972	179,419,786
5.28%	11/22/06	44,544	44,406,804
5.27%	12/07/06	189,412	188,413,799
5.27%	01/23/07	135,000	133,359,712
Dakota Notes Program (A-1, P-1)
5.30%	11/06/06	122,200	122,110,047
5.27%	11/17/06	140,000	139,672,089
5.26%	01/18/07	101,240	100,086,201
5.26%	01/19/07	180,300	178,218,837
5.26%	01/23/07	40,000	39,514,911
Emerald Certificates (A-1+, P-1)
5.29%	11/16/06	178,495	178,101,567
5.29%	11/17/06	48,000	47,887,147

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

9

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
5.36%	11/21/06	$25,000	$24,926,528
5.26%	01/03/07	39,000	38,641,005
5.27%	01/25/07	218,445	215,726,877
Fairway Finance Co. (A-1, P-1)
5.27%	12/13/06	57,936	57,579,790
5.26%	01/22/07	122,518	121,050,098
Falcon Asset Securitization Corp. (A-1, P-1)
5.26%(d)	11/20/06	244,792	244,112,430
5.26%	11/24/06	101,464	101,123,025
5.25%	12/18/06	89,000	88,389,979
Five Finance, Inc. (A-1+, P-1)
5.25%	01/03/07	48,000	47,559,000
5.25%	01/05/07	50,000	49,526,042
5.25%	01/11/07	148,000	146,467,583
5.26%	01/22/07	62,700	61,949,498
Galaxy Funding (A-1+, P-1)
5.27%	11/30/06	5,159	5,137,099
Grampian Funding LLC (A-1+, P-1)
5.25%	01/18/07	50,000	49,431,250
5.25%	01/22/07	91,000	89,911,792
5.25%	01/25/07	226,000	223,198,542
Greyhawk Funding LLC (A-1+, P-1)
5.26%	01/24/07	144,200	142,430,185
Jupiter Securitization Corp. (A-1, P-1)
5.26%	11/17/06	105,536	105,289,046
K2 USA LLC (A-1+, P-1)
5.26%	01/19/07	25,600	25,304,786
5.26%	01/25/07	78,700	77,722,590
Landale Funding LLC (A-1+, P-1)
5.27%	12/20/06	84,000	83,397,463
Lexington Parker Capital (A-1, P-1)
5.25%	01/04/07	339,000	335,836,000
5.26%	01/16/07	76,030	75,185,729
Liberty Street Funding Corp. (A-1, P-1)
5.26%	11/10/06	85,000	84,888,119
5.26%	11/15/06	67,480	67,341,966
5.26%	11/17/06	98,550	98,319,612
Links Finance LLC (A-1+, P-1)
5.27%	11/30/06	50,000	49,787,736
5.27%	12/18/06	96,840	96,173,714
Mont Blanc Capital Corp. (A-1+, P-1)
5.25%	01/09/07	133,466	132,122,998
Monument Gardens Funding LLC (A-1, P-1)
5.29%	11/22/06	176,038	175,494,776
5.30%	12/13/06	49,397	49,091,850
Nova Notes Program (A-1+, P-1)
5.29%	11/16/06	70,650	70,494,276
Nyala Funding LLC (A-1+, P-1)
5.30%	11/15/06	50,431	50,327,056
Park Granada LLC (A-1+, P-1)
5.28%	11/01/06	38,755	38,755,000
5.28%	11/03/06	68,500	68,479,907
5.28%	11/03/06	27,521	27,512,927
Park Sienna LLC (A-1+, P-1)
5.28%	11/15/06	150,734	150,424,493
5.28%	11/17/06	124,435	124,142,993
5.29%	11/17/06	37,544	37,455,730
5.28%	12/21/06	60,508	60,064,275
Polonius, Inc. (A-1, P-1)
5.28%	11/16/06	34,000	33,925,271
Preferred Receivable Funding Corp. (A-1, P-1)
5.26%	11/13/06	72,829	72,701,306
5.26%	11/16/06	75,256	75,091,064
Ranger Funding Co. LLC (A-1+, P-1)
5.26%	11/14/06	104,006	103,808,259
5.25%	11/17/06	200,000	199,533,333
5.26%	11/20/06	249,189	248,497,224
5.26%	11/21/06	71,646	71,436,435
Regency Markets No. 1 LLC (A-1, P-1)
5.26%	01/22/07	163,295	161,338,544
Scaldis Capital LLC (A-1+, P-1)
5.27%	11/07/06	68,900	68,839,483
5.26%	11/27/06	586,656	584,425,824
Sedna Finance, Inc. (A-1+, P-1)
5.26%	01/22/07	76,380	75,464,883
5.26%	01/29/07	59,000	58,232,771
5.26%	01/30/07	66,000	65,132,100
Sheffield Receivables Corp. (A-1+, P-1)
5.26%(d)	11/20/06	50,000	49,861,194
5.25%	01/25/07	397,000	392,078,854
Silver Tower U.S. Funding Corp. (A-1, P-1)
5.28%	11/29/06	76,000	75,687,893
5.27%	11/30/06	75,350	75,030,118
5.27%	12/06/06	40,000	39,795,056
5.25%	01/10/07	59,000	58,397,708
Solitaire Funding LLC (A-1+, P-1)
5.28%(d)	11/27/06	52,700	52,499,228
5.25%	01/12/07	82,330	81,465,535
5.26%	01/16/07	64,000	63,289,316
5.25%	01/22/07	135,840	134,215,580
5.27%	01/22/07	197,000	194,635,234
Strand Capital Co. (A-1+, P-1)
5.30%	01/02/07	214,615	212,656,042
Surrey Funding Corp. (A-1+, P-1)
5.25%	01/12/07	18,000	17,811,000
5.26%	01/16/07	74,562	73,734,030
Tango Finance LLC (A-1+, P-1)
5.25%	02/01/07	35,000	34,530,417
Thames Asset Global Securitization Corp. (A-1, P-1)
5.27%	11/20/06	13,643	13,605,054
5.25%	12/14/06	43,823	43,548,193
5.25%	01/05/07	150,031	148,608,831
5.26%	01/05/07	133,169	131,904,264
Three Rivers Funding Corp. (A-1, P-1)
5.27%	11/16/06	188,197	187,783,751
5.27%	11/28/06	85,000	84,664,038
Thunder Bay Funding LLC (A-1, P-1)
5.26%(d)	11/20/06	170,029	169,556,981
Tulip Funding Corp. (A-1+, P-1)
5.29%	11/30/06	101,963	101,528,496
Variable Funding Capital Co. (A-1+, P-1)
5.26%	11/13/06	64,600	64,486,735
Yorktown Capital LLC (A-1+, P-1)
5.26%	11/17/06	134,099	133,785,506
Zela Finance, Inc. (A-1+, P-1)
5.27%	01/09/07	54,000	53,454,555
5.27%	01/30/07	19,000	18,749,675

			15,339,158,496

Banks — 6.2%
Barclays U.S. Funding Corp. (A-1, P-1)
5.26%	12/08/06	480,000	477,402,600
Citigroup Funding, Inc. (A-1+, P-1)
5.36%	11/02/06	110,000	109,983,622
5.27%	11/14/06	276,108	275,582,551

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Banks (continued)
5.24%	01/11/07	$200,000	$197,931,139
5.25%	01/23/07	218,000	215,361,292
Deutsche Bank (A-1+, P-1)
5.26%	11/27/06	209,750	208,953,183
UBS Finance Delaware LLC (A-1+, P-1)
5.24%	01/24/07	710,000	701,319,067

			2,186,533,454

Finance Services — 0.4%
CIT Group, Inc. (A-1, P-1)
5.27%	11/20/06	35,000	34,902,651
5.27%	12/08/06	107,000	106,420,447

			141,323,098

Personal Credit Institutions — 1.6%
General Electric Capital Corp. (A-1+, P-1)
5.29%	11/08/06	217,000	216,776,791
5.29%	11/09/06	363,310	362,882,909

			579,659,700

Security Brokers & Dealers — 2.7%
Bear Stearns & Co., Inc. (A-1, P-1)
5.36%	11/01/06	21,900	21,900,000
5.36%	11/02/06	595,960	595,871,268
Morgan Stanley & Co., Inc. (A-1, P-1)
5.25%	11/15/06	337,000	336,311,959

			954,083,227

Short-Term Business Credit Institutions — 0.8%
General Electric Capital Services (A-1+, P-1)
5.26%	12/14/06	150,000	149,057,583
5.26%	12/15/06	150,000	149,035,667

			298,093,250

TOTAL COMMERCIAL PAPER (Cost $19,498,851,225)			19,498,851,225

MASTER NOTES — 4.9%
Security Brokers & Dealers — 4.9%
Bank of America Securities LLC (A-1+, P-1)
5.39%(e)	11/01/06	442,450	442,450,000
Citigroup Global Markets, Inc. (A-1+, P-1)
5.38%(e)	11/01/06	550,000	550,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(f)
5.48%(e)	11/01/06	133,350	133,350,000
5.48%(e)	11/01/06	377,200	377,200,000
5.48%(e)	11/01/06	251,450	251,450,000

TOTAL MASTER NOTES (Cost $1,754,450,000)			1,754,450,000

VARIABLE RATE OBLIGATIONS — 17.0%
Asset Backed Securities — 1.0%
Cullinan Finance Corp. (AAA, Aaa)
5.28%(e)	11/27/06	135,000	134,982,300
Racers XL (A-1, P-1)
5.34%(d)(e)	11/22/06	234,650	234,650,000

			369,632,300

Banks — 6.3%
Bank of America Corp. (A-1+, P-1)
5.31%(e)	11/01/06	960,000	960,000,000
5.31%(e)	11/01/06	324,000	324,000,000
Bank of New York Co., Inc. (A+, Aa3)
5.38%(d)(e)	11/27/06	125,000	125,000,000
Barclays Bank PLC (A-1+, P-1)
5.28%(e)	11/06/06	125,000	124,987,574
Calyon New York Branch (AA-, Aa3)
5.33%(e)	12/13/06	219,000	218,963,590
LP Pinewood SPV (Wachovia Bank N.A. LOC) (A-1+, P-1)(f)
5.32%(e)	11/07/06	50,000	50,000,000
Nordea Bank Finland, New York (AA-, Aa3)
5.26%(b)(e)	10/03/07	250,000	249,936,382
Wells Fargo & Co. (Aa1, AA-)
5.37%(e)	11/02/06	190,000	190,000,849

			2,242,888,395

Insurance Carriers NEC — 0.7%
Travelers Insurance Co. (A-1+, P-1)
5.44%(c)(e)	01/02/07	250,000	250,000,000

Life Insurance — 3.6%
Allstate Life Global Funding II (Aa2, Aa2)
5.33%(d)(e)	11/27/06	75,000	75,000,000
Hartford Life Insurance Co. (A-1+, P-1)
5.44%(c)(e)	01/02/07	100,000	100,000,000
5.44%(c)(e)	01/02/07	100,000	100,000,000
ING Security Life Insurance (AA, Aa3)
5.43%(d)(e)	11/09/06	150,000	150,000,000
MetLife Global Funding I (AA, Aa2)
5.42%(d)(e)	11/28/06	95,000	95,000,000
New York Life Insurance Co. (A-1+, P-1)
5.46%(c)(e)	12/13/06	350,000	350,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.44%(c)(e)	11/01/06	400,000	400,000,000

			1,270,000,000

Personal Credit Institutions — 1.8%
General Electric Capital Corp. (AAA, Aaa)
5.44%(e)	11/17/06	447,600	447,600,000
5.28%(e)	11/24/06	202,000	202,000,000

			649,600,000

Security Brokers & Dealers — 3.6%
Goldman Sachs Group, Inc. (A-1, P-1)
5.43%(c)(d)(e)	11/01/06	469,300	469,300,000
5.35%(c)(d)(e)	11/20/06	333,000	333,000,000
Lehman Brothers Holding, Inc. (A-1, P-1)
5.38%(e)	11/01/06	93,000	93,000,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.36%(e)	11/01/06	35,000	35,000,000
5.38%(e)	11/01/06	87,000	87,000,000
5.38%(e)	11/15/06	250,000	250,000,000

			1,267,300,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $6,049,420,695)			6,049,420,695

TIME DEPOSITS — 2.4%
U.S. Bank N.A. (A-1, P-1)
5.25%
(Cost $864,000,000)	11/01/06	864,000	864,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

11

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONCLUDED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS — 3.7%
Morgan Stanley & Co., Inc.
5.28%	11/01/06	$373,000	$373,000,000

(Agreement dated 10/31/06 to be repurchased at $373,054,707, collateralized by $408,401,000 Federal National Mortgage Assoc. Bonds and Notes, Federal National Mortgage Assoc. Variable Rate Notes and Federal National Mortgage Assoc. Medium Term Notes 0.00% to 7.25% due 11/08/06 to 10/01/36. The value of the collateral is $384,771,915.)

UBS Securities LLC
5.39%	11/01/06	192,121	192,121,000
(Agreement dated 10/31/06 to be repurchased at $192,149,765, collateralized by $276,840,000 Federal National Mortgage Assoc. Strips due 10/01/36. The value of the collateral is $197,885,249.)
UBS Securities LLC
5.27%	11/27/06	750,000	750,000,000

(Agreement dated 10/25/06 to be repurchased at $753,623,125, collateralized by $1,380,645,113 Federal National Mortgage Assoc. Strips due 07/01/33 to 10/01/36. The value of the collateral is $772,502,484.)

TOTAL REPURCHASE AGREEMENTS (Cost $1,315,121,000)			1,315,121,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.2% (Cost $35,326,221,344)			35,326,221,344

AFFILIATED INVESTMENTS — 0.9%
Merrill Lynch & Co., Inc.
5.36%(e)	11/29/06	121,400	121,400,000
PNC Bank, N.A.
5.01%	11/01/06	193,400	193,400,000

(Agreement dated 10/31/06 to be repurchased at $193,426,915, collateralized by $361,042,857 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 3.875% to 6.50% due 08/22/08 to 09/01/36. The value of the collateral is $369,921,636.)

TOTAL AFFILIATED INVESTMENTS (Cost $314,800,000)			314,800,000

TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost $35,641,021,344(a))			35,641,021,344

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(45,178,854)

NET ASSETS — 100.0%			$35,595,842,490

(a)	Aggregate cost for federal income tax purposes.

(b)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(c)	Illiquid Security. As of October 31, 2006, the Fund held 5.8% of its net assets, with a current market value of $2,051,962,196 in these securities.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 5.9% of its net assets, with a current market value of $2,085,504,497, in securities restricted as to resale.

(e)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(f)	Ratings reflect those of guarantor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT — 23.5%
Domestic — 2.8%
Citibank N.A. (A-1+, P-1)
5.38%	11/15/06	$300,000	$300,000,000

Euro Dollar — 6.5%
Alliance & Leicester PLC (A-1, P-1, F-1+)
5.32%(b)	01/05/07	200,000	200,000,000
Credit Industrial Et Commercial (A-1, P-1)
5.34%(b)	01/04/07	175,000	175,001,293
5.33%(b)	01/08/07	210,000	210,000,000
5.38%(b)	04/30/07	99,970	99,970,000

			684,971,293

Yankee — 14.2%
Barclays Bank PLC, New York (A-1+, P-1)
5.31%(b)	01/04/07	100,000	100,000,000
5.32%(b)	01/12/07	150,000	150,000,000
Credit Suisse Group, New York (A-1+, P-1)
5.34%(b)	12/18/06	399,000	399,000,000
Depfa Bank PLC, New York (A-1+, P-1)
5.32%(b)	01/05/07	28,000	27,999,515
HBOs Treasury Services PLC, New York (A-1+, P-1)
5.34%(b)	12/01/06	50,000	50,000,446
Mizuho Corporate Bank, New York (A-1, P-1)
5.33%(b)	01/30/07	45,270	45,270,000
5.34%(b)	01/30/07	70,055	70,055,000
Royal Bank of Scotland, New York (A-1+, P-1)
4.79%(b)	12/14/06	100,000	99,914,615
4.81%(b)	01/16/07	105,000	105,000,000
4.87%(b)	02/02/07	252,900	252,900,000
Societe Generale, New York (A-1+, P-1)
4.78%(b)	12/06/06	105,000	105,000,000
Sumitomo Mitsui Banking Corp., New York (A-1, P-1)
5.30%(b)	11/30/06	45,270	45,270,000
5.30%(b)	11/30/06	57,000	57,000,000

			1,507,409,576

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,492,380,869)			2,492,380,869

COMMERCIAL PAPER — 37.5%
Asset Backed Securities — 21.3%
Aluminum, Inc. (A-1, P-1, F-1)
5.28%	11/08/06	25,000	24,974,333
Amstel Funding Corp. (A-1+, P-1)
5.26%	02/01/07	24,655	24,323,267
Apreco, Inc. (A-1+, P-1)
5.25%(c)	12/07/06	13,156	13,086,931
Atlantis One Funding Corp. (A-1+, P-1)
5.28%	11/28/06	19,500	19,422,853
Beta Finance, Inc. (A-1+, P-1)
5.26%	01/22/07	22,910	22,635,513
Bryant Park Funding LLC (A-1, P-1)
5.27%	11/21/06	87,425	87,169,039
Cafco LLC (A-1+, P-1)
5.28%	11/22/06	75,000	74,769,219
CC USA, Inc. (A-1+, P-1)
5.24%	01/05/07	51,000	50,517,483
5.26%	01/24/07	31,195	30,812,133
Chariot Funding LLC (A-1, P-1)
5.27%	12/05/06	17,400	17,313,396
Check Point Charlie, Inc. (P-1)
5.29%	11/22/06	49,250	49,098,023
Cobbler Funding LLC (A-1, P-1)
5.29%	01/25/07	57,350	56,633,683
Concord Minutemen Capital Co. (A-1+, P-1)
5.28%	01/23/07	30,000	29,634,800
Crown Point Capital Co. (A-1, P-1)
5.26%	01/04/07	17,450	17,286,823
Cullinan Finance Corp. (A-1+, P-1)
5.28%	11/22/06	14,400	14,355,648
5.24%	01/04/07	45,000	44,580,800
5.27%	01/23/07	30,000	29,635,492
Dakota Notes Program (A-1, P-1)
5.26%	01/18/07	30,700	30,350,122
5.26%	01/19/07	54,500	53,870,919
Emerald Certificates (A-1+, P-1)
5.29%	11/29/06	22,000	21,909,482
5.27%	01/10/07	23,700	23,457,141
5.27%	01/25/07	66,555	65,726,852
Fairway Finance Corp. (A-1, P-1)
5.27%	12/19/06	26,012	25,829,222
Gemini Securitization Corp. (A-1+, P-1)
5.26%	11/30/06	100,000	99,576,278
5.26%	12/05/06	8,250	8,208,977
Giro U.S. Funding Corp. (A-1, P-1)
5.27%(d)	11/15/06	1,555	1,551,813
5.27%	12/15/06	66,469	66,040,866
5.26%	01/22/07	73,960	73,073,877
Grampian Funding LLC (A-1+, P-1)
5.25%	01/25/07	70,000	69,132,292
Lake Constance Funding LLC (A-1, P-1)
5.27%	11/27/06	122,000	121,535,654
Liquid Funding Ltd. (P-1)
5.27%	11/27/06	46,000	45,824,919
Lockhart Funding LLC (P-1)
5.28%	01/02/07	37,635	37,292,772
Nova Notes Program (A-1+, P-1)
5.29%	11/16/06	22,850	22,799,635
Park Granada LLC (A-1+, P-1)
5.28%	11/01/06	11,700	11,700,000
Picaros Funding LLC (A-1, P-1)
5.27%	12/01/06	120,000	119,473,000
Sedna Finance, Inc. (A-1+, P-1)
5.28%	11/27/06	130,000	129,504,736
5.26%	01/22/07	23,620	23,337,006
5.26%	01/24/07	88,000	86,919,947
5.26%	01/29/07	17,000	16,778,934
5.26%	01/30/07	19,000	18,750,150
Sheffield Receivables Corp. (A-1+, P-1)
5.27%	12/18/06	50,000	49,655,986
Silver Tower U.S. Funding Corp. (A-1, P-1)
5.28%	11/29/06	24,000	23,901,440
5.27%	11/30/06	22,750	22,653,420
5.27%	12/06/06	18,000	17,907,775
Solitaire Funding LLC (A-1+, P-1)
5.28%(c)	11/27/06	17,300	17,234,092
5.25%	01/12/07	25,000	24,737,500
5.26%	01/16/07	19,000	18,789,015
5.27%	01/22/07	60,000	59,279,767
Strand Capital Co. (A-1+, P-1)
5.30%	01/02/07	65,385	64,788,180
Tango Finance LLC (A-1+, P-1)
5.25%	02/01/07	10,200	10,063,150

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

13

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Asset Backed Securities (continued)
Thames Asset Global Securitization Corp. (A-1, P-1)
5.25%	01/05/07	$45,550	$45,118,224
5.26%	01/05/07	28,000	27,734,078
Victory Receivables Corp. (A-1, P-1)
5.27%	11/15/06	75,000	74,846,292
Zela Finance, Inc. (A-1+, P-1)
5.27%	01/09/07	16,000	15,838,387
5.27%	01/30/07	6,000	5,920,950

			2,257,362,286

Banks — 8.0%
AB Spin Tab Swedmortgage (A-1, P-1)
5.27%(b)	12/08/06	173,000	172,062,965
Citigroup Funding, Inc. (A-1+, P-1)
5.36%	11/02/06	40,000	39,994,044
Depfa Bank Europe PLC (A-1+, P-1)
5.27%(b)	11/27/06	192,000	191,269,227
Nationwide Building Society (A-1, P-1)
5.27%	12/18/06	85,275	84,688,284
Norddeutsche Landesbank (A-1, P-1)
5.26%(b)	12/04/06	75,000	74,638,375
5.28%(b)	12/14/06	78,000	77,508,546
5.25%(b)	01/02/07	49,029	48,585,696
Santander Finance DE, Inc. (A-1+, P-1)
5.24%(b)	01/04/07	164,000	162,472,249

			851,219,386

Chemicals — 1.7%
BASF AG (A-1+, P-1)
5.27%	12/01/06	60,950	60,682,328
5.25%(c)	01/17/07	116,932	115,618,951

			176,301,279

Finance Services — 1.9%
CIT Group, Inc. (A-1, P-1)
5.27%	12/08/06	37,365	37,162,616
Stadshypotek Delaware
5.25%	01/24/07	70,000	69,142,500
5.25%	01/25/07	100,000	98,760,417

			205,065,533

Life Insurance — 0.9%
Irish Life & Permanent PLC (A+, A1)
5.32%(c)(e)	11/22/06	100,000	100,000,000

Medical Service Plans — 0.7%
Unitedhealth Group, Inc. (A-1, P-1)
5.32%	12/04/06	23,124	23,011,232
5.32%	12/07/06	4,590	4,565,581
5.32%	12/08/06	15,000	14,917,983
5.32%	12/11/06	5,000	4,970,444
5.32%	12/12/06	8,000	7,951,529
5.32%	12/13/06	18,539	18,423,935

			73,840,704

Mortgage Bankers & Correspondents — 2.7%
Countrywide Financial Corp. (A-1, P-2)
5.28%	12/26/06	90,000	89,274,000
5.28%	12/27/06	200,000	198,357,333

			287,631,333

Personal Credit Institutions — 0.3%
General Electric Capital Corp. (A-1+, P-1)
5.29%	11/08/06	32,235	32,201,843

TOTAL COMMERCIAL PAPER (Cost $3,983,622,364)			3,983,622,364

MASTER NOTES — 6.4%
Security Brokers & Dealers — 6.4%
Bank of America Securities LLC (A-1+, P-1)
5.39%(e)	11/01/06	166,200	166,200,000
Citigroup Global Markets, Inc. (A-1+, P-1)
5.38%(e)	11/01/06	235,000	235,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(f)
5.48%(e)	11/01/06	55,400	55,400,000
5.48%(e)	11/01/06	141,350	141,350,000
5.48%(e)	11/01/06	77,750	77,750,000

TOTAL MASTER NOTES (Cost $675,700,000)			675,700,000

VARIABLE RATE OBLIGATIONS — 27.4%
Asset Backed Securities — 2.6%
Arkle Master Issuer PLC (AAA, Aaa)
5.30%(c)(e)	11/06/06	28,300	28,300,000
Cullinan Finance Corp. (AAA, Aaa)
5.28%(e)	11/27/06	57,000	56,992,527
Racers XL (A-1, P-1)
5.34%(c)(e)	11/22/06	129,400	129,400,004
Wachovia Asset Securitization, Inc. Series 04-HM1, Class A (AAA, Aaa)
5.31%(c)(e)	11/27/06	28,815	28,814,692
Wachovia Asset Securitization, Inc. Series 04-HM2, Class A (AAA, Aaa)
5.31%(c)(e)	11/27/06	37,576	37,575,513

			281,082,736

Banks — 7.9%
Bank of America Corp. (A-1+, P-1)
5.31%(e)	11/01/06	243,000	243,000,000
Barclays Bank PLC (A-1+, P-1)
5.28%(e)	11/06/06	125,000	124,987,574
Dewberry IV LLP (Mercantile Safe Deposit LOC) (AA-)(f)
5.37%(e)	11/07/06	15,500	15,500,000
Gables of Germantown (Marshall & Illsely Bank LOC) (A-1, P-1)(f)
5.36%(e)	11/07/06	15,000	15,000,000
Green Knight Economic Development Series 2004 (Fulton Bank LOC) (A-1)(f)
5.47%(e)	11/07/06	2,485	2,485,000
HBOS Treasury Services PLC (A-1+, P-1)
5.37%(e)	11/01/06	45,000	45,000,000
5.46%(c)(e)	12/26/06	150,000	150,000,000
Laurel Grocery Co. LLC (US Bank N.A. LOC) (A-1, P-1)(f)
5.32%(e)	11/07/06	1,425	1,425,000
Madison Hotel Investors LLC (Marshall & Ilsley Bank LOC) (A-1, P-1)(f)
5.32%(e)	11/07/06	34,000	34,000,000
5.32%(e)	11/07/06	14,900	14,900,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
VARIABLE RATE OBLIGATIONS (Continued)
Banks (continued)
MB&B Holdings LLC (Marshall & Ilsley Bank LOC) (A-1, P-1)
5.36%(e)	11/02/06	$6,700	$6,700,000
5.36%(e)	11/02/06	3,635	3,635,000
North Square Associates LLP (Marshall & Ilsley Bank LOC) (A-1, P-1)(f)
5.36%(e)	11/07/06	14,390	14,390,000
Oxford Capital Enterprise LLC (National City Bank of Cleveland LOC) (A-1, P-1)(f)
5.32%(e)	11/07/06	3,925	3,925,000
Paca-Pratt Associates, Inc. (M&T Bank N.A. LOC) (A-1)(f)
5.37%(e)	11/07/06	16,000	16,000,000
Park Street Properties I LLC (U.S. Bank LOC) (Aa1)(f)
5.32%(e)	11/01/06	4,040	4,040,000
Park Village (Bank One N.A. LOC) (A-1+, P-1)(f)
5.42%(e)	11/02/06	6,810	6,810,000
Prospect Aggregates, Inc. (Fulton Bank LOC) (A-1)(f)
5.47%(e)	11/01/06	8,440	8,440,000
Shipley Group LP (Fulton Bank LOC) (VMIG-1)(f)
5.47%(e)	11/07/06	14,255	14,255,000
Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(f)
5.34%(e)	11/07/06	1,530	1,530,000
Westpac Banking Corp. (AA-, Aa3)(f)
5.43%(e)	12/11/06	108,250	108,250,000

			834,272,574

Life Insurance — 6.6%
Allstate Life Global Funding II (AA, Aa2)
5.41%(c)(e)	11/16/06	100,000	100,000,000
5.33%(c)(e)	11/27/06	40,000	40,000,000
MetLife Global Funding I (AA, Aa2)
5.42%(c)(e)	11/28/06	40,000	40,000,000
Monumental Life Insurance Co. (A-1+, P-1)
5.53%(d)(e)	12/01/06	200,000	200,000,000
New York Life Insurance Co. (A-1+, P-1)
5.46%(d)(e)	12/13/06	300,000	300,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.54%(d)(e)	12/01/06	26,000	26,000,000

			706,000,000

Municipal Bonds — 1.9%
American National Fish & Wildlife Museum of Missouri RB Series 2004B DN (Commerce Bank N.A. LOC) (A-1)(f)
5.42%(e)	11/07/06	200	200,000
Bergen County New Jersey Import Authority (Encap Golf Holdings LLC) RB Series 2005D DN (Wachovia Bank N.A. LOC) (VMIG-1)
5.37%(e)	11/07/06	14,230	14,230,000
Covington Kentucky Industrial Building RB Series 2005A DN (U.S. Bank LOC) (A-1, P-1)(f)
5.32%(e)	11/07/06	9,120	9,120,000
Massachusetts State Housing Finance Agency RB (Avalon Flanders Project) Series 2004A DN (Morgan Guaranty Trust LOC) (A-1+)(f)
5.33%(e)	11/07/06	21,360	21,360,000
Mayfield Cornerstone LLC RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)
5.43%(e)	11/07/06	4,585	4,585,000
Mayfield Cornerstone LLC RB Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)(f)
5.43%(e)	11/07/06	1,045	1,045,000
Mayfield Spine Center Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)(f)
5.43%(e)	11/07/06	2,800	2,800,000
Mayfield Spine Center Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)(f)
5.43%(e)	11/07/06	1,315	1,315,000
New York State Dormitory Authority RB (Taxable Project) Series 2005A DN (A-1+)
5.30%(e)	11/07/06	14,335	14,335,000
New York State Housing Finance Agency RB Series 2003B DN Pitab LOC (VMIG-1)(f)
5.33%(e)	11/07/06	22,800	22,800,000
Santa Rosa California RB Series 2004 DN (Bank One N.A. LOC) (A-1+, F1+)(f)
5.33%(e)	11/02/06	42,800	42,800,000
Savannah College Georgia RB (Art & Design Project) Series 2004 DN (A-1+)(f)
5.32%(e)	11/02/06	7,100	7,100,000
SDB Capital LLC RB Series 2006 DN (Marshall & Ilsley Bank N.A. LOC) (A-1, P-1)(f)
5.32%(e)	11/07/06	20,000	20,000,000
Texas GO Series 2004D DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)(f)
5.33%(e)	11/01/06	2,635	2,635,000
Texas GO Series 2004E DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)(f)
5.33%(e)	11/01/06	9,300	9,300,000
Texas GO Series 2005I-C MB (Depfa Bank PLC) (A-1+, VMIG-1)(f)
5.33%(e)	11/01/06	14,500	14,500,000
5.33%(e)	11/01/06	5,270	5,270,000
Utah Telecommunication Open RB (Infrastructure Agency Project) Series 2004 DN (Bank of America LOC) (A-1+)(f)
5.31%(e)	11/07/06	8,000	8,000,000

			201,395,000

Personal Credit Institutions — 3.4%
General Electric Capital Corp. (AAA, Aaa)
5.44%(e)	11/09/06	116,000	116,000,000
5.44%(e)	11/17/06	163,760	163,760,000
5.28%(e)	11/24/06	83,000	83,000,000

			362,760,000

Security Brokers & Dealers — 5.0%
Bear Stearns & Co., Inc. (A, A1)
5.36%(e)	11/28/06	64,000	64,000,000
Goldman Sachs Group, Inc. (A-1, P-1)
5.43%(c)(d)(e)	11/01/06	266,450	266,450,000
Morgan Stanley & Co., Inc. (A-1, P-1)(f)
5.38%(e)	11/15/06	200,000	200,000,000

			530,450,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $2,915,960,310)			2,915,960,310

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONCLUDED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
TIME DEPOSITS — 4.0%
U.S. Bank N.A. (A-1, P-1)
5.25%
(Cost $428,000,000)	11/01/06	$428,000	$428,000,000

REPURCHASE AGREEMENTS — 0.7%
UBS Securities LLC
5.39%	11/01/06	76,033	76,033,000

(Agreement dated 10/31/06 to be repurchased at $76,044,384, collateralized by
$83,694,924 Government National Mortgage Assoc. Bonds 5.50% to 6.00% due 08/16/33 to 05/20/36. The value of the collateral is $78,316,799.)

TOTAL REPURCHASE AGREEMENTS (Cost $76,033,000)			76,033,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.5% (Cost $10,571,696,543)			10,571,696,543

AFFILIATED INVESTMENTS — 0.5%
Merrill Lynch & Co., Inc.
5.36%(e)
(Cost $52,000,000)	11/29/06	52,000	52,000,000

TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost $10,623,696,543(a))			10,623,696,543
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%			(2,703,030)

NET ASSETS — 100.0%			$10,620,993,513

(a)	Aggregate cost for federal income tax purposes.

(b)	Security is a foreign domiciled issuer which is registered with the Securities and Exchange Commission.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 10.0% of its net assets, with a current market value of $1,066,480,183, in securities restricted as to resale.

(d)	Illiquid Security. As of October 31, 2006, the Fund held 7.5% of its net assets, with a current market value of $794,001,813 in these securities.

(e)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(f)	Ratings reflect those of guarantor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS — 23.1%
Federal Farm Credit Bank Discount Notes — 0.2%
5.09%(b)	11/01/06	$5,549	$5,549,000

Federal Farm Credit Bank Variable Rate Notes — 9.1%
5.18%(c)	11/01/06	85,000	84,968,783
5.23%(c)	11/01/06	105,000	104,983,427
5.24%(c)	11/01/06	30,000	29,995,995
5.25%(c)	11/13/06	80,000	80,002,801

			299,951,006

Federal Home Loan Bank Discount Notes — 0.0%
5.21%(b)	12/27/06	1,365	1,354,192

Federal Home Loan Mortgage Corp. Discount Notes — 3.5%
4.76%(b)	12/01/06	33,500	33,374,794
4.77%(b)	01/09/07	35,000	34,698,125
4.85%(b)	01/19/07	47,500	47,022,598

			115,095,517

Federal Home Loan Mortgage Corp. Variable Rate Notes — 4.5%
5.24%(c)	12/18/06	150,000	149,941,683

Federal National Mortgage Assoc. Discount Notes — 2.9%
5.04%(b)	01/02/07	95,700	94,844,602

Federal National Mortgage Assoc. Variable Rate Notes — 3.0%
5.20%(c)	12/28/06	100,000	99,939,908

TOTAL AGENCY OBLIGATIONS (Cost $766,675,908)			766,675,908

REPURCHASE AGREEMENTS — 78.3%
Deutsche Bank Securities, Inc.
5.32%	11/29/06	200,000	200,000,000
(Agreement dated 08/31/06 to be repurchased at $202,660,000, collateralized by $253,695,434 Federal National Mortgage Assoc. Bonds due 11/01/06. The value of the collateral is $206,000,000.)
Deutsche Bank Securities, Inc.
5.29%	12/11/06	200,000	200,000,000
(Agreement dated 09/20/06 to be repurchased at $202,409,889, collateralized by $253,695,434 Federal National Mortgage Assoc. Bonds due 11/01/06. The value of the collateral is $206,000,000.)
Goldman Sachs & Co.
5.27%	11/15/06	100,000	100,000,000

(Agreement dated 09/20/06 to be repurchased at $100,819,778, collateralized by $112,516,828 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 0.00% to 6.00% due 10/15/16 to 02/15/36. The value of the collateral is $103,000,000.)

Goldman Sachs & Co.
5.27%	12/20/06	150,000	150,000,000

(Agreement dated 10/23/06 to be repurchased at $151,273,583, collateralized by $238,273,740 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Federal National Mortgage Assoc. Variable Rate Notes 0.00% to 6.00% due 02/15/30 to 10/01/36. The value of the collateral is $154,500,000.)

Goldman Sachs & Co.
5.29%	01/23/07	200,000	200,000,000

(Agreement dated 10/25/06 to be repurchased at $202,645,000, collateralized by
$224,037,092 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Bonds 0.00% to 5.78% due 10/15/16 to 05/15/35. The value of the collateral is $206,000,000.)

Greenwich Capital Markets, Inc.
5.29%	12/11/06	100,000	100,000,000

(Agreement dated 09/13/06 to be repurchased at $101,307,806, collateralized by
$160,558,758 Federal National Mortgage Assoc. Strips due 12/01/33 to 08/01/36. The value of the collateral is $103,001,567.)

Greenwich Capital Markets, Inc.
5.29%	12/11/06	100,000	100,000,000

(Agreement dated 09/21/06 to be repurchased at $101,190,250, collateralized by
$391,370,230 Federal National Mortgage Assoc. Strips due 07/01/26 to 10/01/36. The value of the collateral is $103,000,242.)

Greenwich Capital Markets, Inc.
5.28%	01/08/07	200,000	200,000,000

(Agreement dated 10/06/06 to be repurchased at $202,757,333, collateralized by
$510,244,280 Federal National Mortgage Assoc. Strips due 09/01/23 to 01/01/36. The value of the collateral is $206,002,901.)

Lehman Brothers, Inc.
5.26%	11/01/06	187,000	187,000,000

(Agreement dated 10/31/06 to be repurchased at $187,027,323, collateralized by
$230,881,000 Tennessee Valley Authority Bonds 6.00% to 9.40% due 05/23/12 to 02/08/18. The value of the collateral is $192,611,013.)

Morgan Stanley & Co., Inc.
5.28%	11/01/06	77,000	77,000,000

(Agreement dated 10/31/06 to be repurchased at $77,011,293, collateralized by
$396,792,563 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due 07/15/27 to 10/15/36. The value of the collateral is $79,674,932.)

Morgan Stanley & Co., Inc.
5.30%	11/01/06	300,000	300,000,000

(Agreement dated 10/31/06 to be repurchased at $300,044,167, collateralized by
$1,545,945,050 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due 07/15/27 to 10/15/36. The value of the collateral is $310,421,814.)

UBS Securities LLC
5.32%	11/01/06	100,000	100,000,000

(Agreement dated 10/31/06 to be repurchased at $100,014,778, collateralized by $
245,693,104 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.00% to 11.50% due 11/01/07 to 09/01/36. The value of the collateral is $102,000,165.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND (CONCLUDED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC
5.39%	11/01/06	$180,929	$180,929,000
(Agreement dated 10/31/06 to be repurchased at $180,956,089, collateralized by $240,140,000 Federal Home Loan Mortgage Corp. Strips due 10/15/36. The value of the collateral is $186,360,397.)
UBS Securities LLC
5.27%	11/27/06	150,000	150,000,000
(Agreement dated 10/25/06 to be repurchased at $150,724,625, collateralized by $199,090,000 Federal Home Loan Mortgage Corp. Strips due 10/15/36. The value of the collateral is $154,503,587.)
UBS Securities LLC
5.29%	01/31/07	350,000	350,000,000

(Agreement dated 10/24/06 to be repurchased at $355,091,625, collateralized by $825,554,864 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due 01/01/33 to 10/15/36. The value of the collateral is $360,500,822.)

TOTAL REPURCHASE AGREEMENTS (Cost $2,594,929,000)(a)			2,594,929,000

TOTAL INVESTMENTS IN SECURITIES — 101.5% (Cost $3,361,604,908(a))			3,361,604,908
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%			(48,694,058)

NET ASSETS — 100.0%			$3,312,910,850

(a)	Aggregate cost for federal income tax purposes.

(b)	The rate shown is the effective yield on the discount notes at the time of purchase.

(c)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 93.7%
Alabama — 4.2%
Columbia IDRB (Alabama Power Co. Project) Series 1999A DN (The Southern Co. Guaranty) (A-1, VMIG-1)
3.62%(b)	11/01/06	$31,800	$31,800,000
Jefferson County GO Warrants Series 2001B DN (J.P. Morgan Chase Bank Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.60%(b)	11/01/06	66,805	66,805,000

			98,605,000

Alaska — 0.1%
Matanuska-Susitna Borough RB (Wachovia Merlots Trust Receipts) Series 2001A-114 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.60%(b)(c)	11/07/06	3,120	3,120,000

Arizona — 0.7%
Arizona School District COP Series 2006 TAN (SP-1+, MIG-1)
4.50%	07/30/07	3,155	3,175,652
Municipal Securities Trust Receipts RB (Salt River Project) Series 2006A DN (Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.63%(b)(c)	11/07/06	5,440	5,440,000
Pima County IDRB (El Dorado Hospital Project) Series 2004 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.59%(b)	11/07/06	5,400	5,400,000
Tempe Transportation Excise Tax RB Series 2006 DN (Royal Bank of Canada SBPA) (A-1+, VMIG-1)
3.58%(b)	11/07/06	2,500	2,500,000

			16,515,652

Arkansas — 0.9%
Arkansas Housing Finance Authority RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
3.61%(b)	11/07/06	15,400	15,400,000
Fort Smith Sales & Use Tax RB Series 2006 DN (FGIC Insurance) (AAA)
4.00%	09/01/07	5,280	5,297,767

			20,697,767

California — 0.9%
Coast Community College District Putter Series 1417 DN (FSA Insurance) (A-1+)
3.59%(b)(c)	11/02/06	3,005	3,005,000
Golden State Tobacco Securitization RB Series 2006Z-4 DN (FSA Insurance) (F-1+)
3.62%(b)(c)	11/07/06	5,040	5,040,000
Golden State Tobacco Securitization RB Series 2006Z-5 DN (AMBAC Insurance) (F-1+)
3.62%(b)(c)	11/07/06	940	940,000
Los Angeles Unified School District GO (ABN AMRO Munitops Trust Receipts) Series 2005-36 MB (Kredietbank LOC) (F-1+, AAA)
3.69%(b)(c)	06/14/07	12,995	12,995,000

			21,980,000

Colorado — 3.5%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
3.61%(b)	11/07/06	11,355	11,355,000
Colorado General Fund RB Series 2006 RAN (SP-1+)
4.50%	06/27/07	30,000	30,139,391
Colorado Health Facilities Authority RB (Total Long-Term Care Project) Series 2002 DN (U.S. Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	4,160	4,160,000
Colorado Housing & Finance Authority RB (Multi-Family Housing Grant Project) Series 2006A DN (Wells Fargo Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	2,000	2,000,000
Colorado Springs Utilities RB (Citibank Trust Receipts) Series 2005R ROC-II-457 DN (Citibank Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	7,465	7,465,000
Lower Colorado River Authority RB (Wachovia Merlots Trust Receipts) Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (Aaa, VMIG-1)
3.60%(b)(c)	11/07/06	2,000	2,000,000
Lower Colorado Texas River Authority RB Series 1999B MB (FSA Insurance)
6.00%	05/15/07	3,000	3,038,771
Regional Transportation Distribution Sales Tax RB (Eagle Project) Series 2006A-120Cl DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.61%(b)(c)	11/07/06	8,000	8,000,000
Regional Transportation District Sales RB Series 2006R-657 DN (VMIG-1)
3.60%(b)(c)	11/07/06	10,020	10,020,000
Regional Transportation District Sales Tax RB Eagle Series 2006A-0128 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.61%(b)(c)	11/07/06	4,400	4,400,000

			82,578,162

Delaware — 1.0%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (MTB Bank LOC) (A-1)
3.67%(b)	11/07/06	2,460	2,460,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC) (A-1)
3.70%(b)	11/07/06	2,000	2,000,000
Delaware Economic Development Authority RB (St. Edmonds Academy Project) Series 2005 DN (Mercantile Safe Deposit & Trust Bank LOC) (VMIG-1)
3.61%(b)	11/07/06	10,500	10,500,000
New Castle County Student Housing Authority RB (University Courtyard Appartments Project) Series 2005 DN (Bank of New York LOC) (VMIG-1)
3.61%(b)	11/07/06	4,900	4,900,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC) (A-1)
3.64%(b)	11/07/06	2,875	2,875,000

			22,735,000

District of Columbia — 0.2%
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.61%(b)	11/07/06	3,640	3,640,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
District of Columbia (continued)
District of Columbia Supplemental Student Loan RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (Aaa, VMIG-1)
3.59%(b)	11/07/06	$1,700	$1,700,000

			5,340,000

Florida — 2.4%
ABN AMRO Munitops Trust Receipts RB Series 2006 DN (MBIA Insurance) (VMIG-1)
3.60%(b)(c)	11/07/06	10,750	10,750,000
Florida Juvenile Department RB (Wachovia Merlot Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
3.60%(b)(c)	11/07/06	10,915	10,915,000
Florida Local Government Finance RB Series 2006 MB (A-1, P-1)
3.59%	12/01/06	12,670	12,670,000
Jacksonville Excise Tax RB (Bear Stearns Municipal Trust Certificates) Series 2002A-9049 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	8,760	8,760,000
Leesburg Hospital RB (Villages Regional Hospital Project) Series 2006 DN (Radian Asset Assurance, Inc. Guaranty) (A-1+, VMIG-1)
3.61%(b)	11/07/06	12,000	12,000,000
Miami Dade Expresway Authority Toll System RB Series 2006A-121 DN (AMBAC Insurance, Citibank N.A. LOC)
3.61%(b)(c)	11/07/06	2,740	2,740,000

			57,835,000

Georgia — 4.4%
American Public Energy Agency Nebraska Gas Supply RB Series 2005A DN (Societe Generale LOC) (A-1+, VMIG-1)
3.56%(b)	11/07/06	35,900	35,900,000
Appling County Development Authority PCRB (Oglethorpe Power Corp. Project) Series 2002 DN (MBIA Insurance, J.P. Morgan Chase Bank SBPA) (A-1+)
3.62%(b)	11/07/06	2,415	2,415,000
Athens-Clarke County Georgia University Government Development Authority RB (Monsignor Donovan High School Project) Series 2006 DN (Columbus Bank & Trust LOC) (F-1)
3.61%(b)	11/07/06	1,280	1,280,000
Atlanta Water & Wastewater (Citibank Eagle Trust Receipts) RB Series 2005 DN (FSA Insurance, Citibank Liquidty Facility) (A-1+)
3.61%(b)(c)	11/07/06	5,000	5,000,000
Atlanta Water & Wastewater RB Eagle Series 2006A DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.61%(b)(c)	11/07/06	4,600	4,600,000
Bibb County Methodist Home Development Authority RB Series 2001 DN (SunTrust Bank LOC) (VMIG-1)
3.57%(b)	11/07/06	2,940	2,940,000
Burke County GO Series 2006 BAN 01/08/07
3.58%	01/08/07	5,000	5,000,000
Burke County GO Series 2006 MB (AMBAC Insurance) (A-1+, VMIG-1)
3.58%	01/18/07	5,000	5,000,000
Clayton County Hospital Authority Anticipation Certificates RB Series 1998B DN (SunTrust Bank LOC) (Aa3)
3.57%(b)	11/07/06	1,805	1,805,000
Cobb County Development Authority RB (Boy Scouts of America Atlanta Project) Series 2001 DN (SunTrust Bank LOC) (VMIG-1)
3.57%(b)	11/07/06	3,000	3,000,000
Cobb County Development Authority RB (Highland Park Associates Project) Series 1998 DN (SunTrust Bank LOC) (Aa2)
3.57%(b)	11/07/06	2,650	2,650,000
Dekalb County Housing Authority Multi-Family Housing RB (Clairmont Crest Project) Series 1995 DN (Federal National Mortgage Assoc. Guaranty) (A-1+, VMIG-1)
3.63%(b)	11/07/06	400	400,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (Suntrust Bank LOC) (VMIG-1)
3.59%(b)	11/07/06	1,100	1,100,000
Fulton County Development Authority RB (Epstein School Project) Series 1997 DN (SunTrust Bank LOC) (Aa3)
3.57%(b)	11/07/06	1,900	1,900,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust LOC) (VMIG-1)
3.59%(b)	11/07/06	3,000	3,000,000
Fulton County Development Authority RB (Trinity School Project) Series 2001 DN (SunTrust Bank LOC) (VMIG-1)
3.57%(b)	11/07/06	2,000	2,000,000
Georgia GO Putters Series 2006-1500 DN (J.P. Morgan Chase Bank N.A. Liquidity Facility) (VMIG-1)
3.69%(b)(c)	11/07/06	3,400	3,400,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.64%(b)(c)	11/07/06	2,310	2,310,000
Georgia RB Series 2006-1499 DN (J.P. Morgan Chase Bank N.A. LOC) (VMIG-1)
3.69%(b)(c)	11/07/06	3,400	3,400,000
Gwinnett County Hospital Authority Anticipation Certificates RB Series 2002 DN (SunTrust Bank LOC) (A-1+)
3.57%(b)	11/07/06	3,000	3,000,000
Macon-Bibb County Hospital Authority RB (The Medical Center of Central Georgia Project) Series 1998 DN (SunTrust Bank LOC) (A-1+)
3.57%(b)	11/07/06	3,000	3,000,000
Medical Center Hospital Authority RB (Spring Harbor at Green Island Project) Series 2004 DN (Bank of Scotland LOC) (F-1+)
3.57%(b)	11/07/06	12,335	12,335,000

			105,435,000

Hawaii — 1.0%
Hawaii GO (Citibank Eagle Trust Receipts) Series 2002 DN (FSA Insurance) (A-1+)
3.61%(b)(c)	11/07/06	3,600	3,600,000
Hawaii GO Series 1996 MB (FSA Insurance) (AAA, Aaa)
6.00%	03/01/07	1,805	1,819,506

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Hawaii (continued)
Hawaii Municipal Securities Trust Certificates GO (Bear Stearns Municipal Trust Certificates) Series 2002A-9051 DN (FSA Insurance) (A-1)
3.63%(b)(c)	11/07/06	$9,990	$9,990,000
Hawaii Pacific Health Special Purpose RB (Department of Budget & Finance Project) Series 2004B DN (Radian Asset Assurance Guaranty, Bank of Nova Scotia Liquidity Facility) (A-1+, F-1+)
3.68%(b)	11/07/06	7,500	7,500,000

			22,909,506

Illinois — 5.2%
Central Lake County Action Water Agency RB (Wachovia Merlots Trust Receipts) Series 2003B-18 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	4,965	4,965,000
Chicago Board of Education GO (Wachovia Merlots Trust Receipts) Series 1999A-47 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (A-1)
3.60%(b)(c)	11/07/06	3,090	3,090,000
Chicago Board of Education Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	4,695	4,695,000
Chicago GO (Wachovia Merlots Trust Receipts) Series 2000W DN (AMBAC Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	2,000	2,000,000
Chicago O’Hare International Airport RB (Wachovia Merlot Trust Receipts) Series 2002A-25 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facitility) (VMIG-1)
3.60%(b)(c)	11/07/06	5,275	5,275,000
Chicago Park District RB (Citibank Eagle Tax Exempt Trust Receipts) Series 2002-1306 DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
3.61%(b)(c)	11/07/06	5,345	5,345,000
Chicago Sales Tax RB (Wachovia Merlots Trust Receipts) Series 2000AAA DN (FSA Insurance) (VMIG-1)
3.60%(b)(c)	11/07/06	5,000	5,000,000
Du Page County Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance, Bear Stearns SBPA) (A-1)
3.63%(b)(c)	11/07/06	15,970	15,970,000
Illinois Dedicated Tax RB (Macon Trust Certificates) Series 2002N DN (AMBAC Insurance) (A-1+)
3.66%(b)(c)	11/07/06	2,935	2,935,000
Illinois Educational Facilities Authority RB (Macon Trust Certificates) Series 2005D DN (Bank of America N.A. SBPA) (A-1+)
3.60%(b)(c)	11/02/06	2,780	2,780,000
Illinois Educational Facility Authority RB (Aurora University Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.67%(b)	11/07/06	1,800	1,800,000
Illinois Finance Authority RB (Landing at Plymouth Place Project) Series 2005C DN (LaSalle Bank LOC) (F-1+)
3.57%(b)	11/07/06	5,000	5,000,000
Illinois GO (Macon Trust Certificates) Series 2006L DN (Bank of America N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	3,500	3,500,000
Illinois GO (Wachovia Merlots Trust Receipts) Series 2002 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	2,490	2,490,000
Illinois Health Facilities Authority Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2002 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	14,835	14,835,000
Lake County First Preservation District GO (Citibank Trust Receipts) Series 2003R ROC-II DN (Citibank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	1,980	1,980,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (Merrill Lynch P-Float Trust Receipts) Series 2005 PZ-9 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA) (F-1+)
3.63%(b)(c)(d)	11/07/06	12,555	12,555,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Series 2005Z-5 DN (MBIA Insurance, Goldman Sachs Liquidity Facility) (F-1+)
3.63%(b)(c)	11/07/06	4,405	4,405,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Series 2006Z-8 DN (MBIA Insurance, Goldman Sachs Liquidity Facility) (F-1+)
3.63%(b)(c)	11/07/06	6,325	6,325,000
Municipal Securities Trust Certificates GO Series 2006A-3004 DN (MBIA Insurance) (VMIG-1)
3.65%(b)	11/07/06	7,540	7,540,000
Regional Transportation Authority GO (Wachovia Merlots Trust Receipts) Series 2001A-86 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.60%(b)(c)	11/07/06	1,600	1,600,000
Rockford Industrial Development Authority RB (Trinity Learning Center Project) Series 2003 DN (Marshall & Isley LOC)
3.81%(b)	11/07/06	3,765	3,765,000
University of Illinois RB (Wachovia Merlots Trust Receipts) Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	3,500	3,500,000
Will County Community School District No. 365 GO (Goldman Sachs Trust Receipts) Series 2006Z TOCS-10 DN (FSA Insurance, Goldman Sachs Liquidity Facility) (F-1+)
3.63%(b)(c)	11/07/06	2,065	2,065,000

			123,415,000

Indiana — 3.6%
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Charter One Bank FSB LOC) (A-1+)
3.61%(b)	11/07/06	10,000	10,000,000
Indiana Health Facilities Financing Authority RB (Golden Years Homestead Project) Series 2004 DN (Wells Fargo Bank LOC) (A-1+)
3.57%(b)	11/07/06	1,035	1,035,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Indiana (continued)
Indiana Health Facilities Financing Authority RB (Henry County Hospital Project) Series 2002 DN (Fifth Third Bank, LOC) (A-1+)
3.61%(b)	11/07/06	$17,635	$17,635,000
Indiana Health Facilities Financing Authority RB (Memorial Hospital Project) Series 2004A DN (National City Bank of Indiana LOC) (A-1+)
3.61%(b)	11/07/06	20,435	20,435,000
Indiana Municipal Securities Trust Certificates RB (Bear Stearns Municipal Trust Receipts) Series 2001A DN (Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	11,115	11,115,000
Indiana State Educational Facilities Authority RB (Wabash College Project) Series 2003 DN (Bank One N.A. LOC) (VMIG-1)
3.63%(b)	11/07/06	2,520	2,520,000
Indiana Transportation Finance Authority Highway RB Series 2004 DN (FGIC Insurance, Bank of New York SBPA) (A-1+)
3.61%(b)(c)	11/07/06	4,000	4,000,000
Indianapolis Public Improvement RB (Goldman Sachs P-Floats Trust Receipts) Series 2006 PZ-7 DN (AMBAC Insurance, Goldman Sachs Liquidity Facility) (F-1+)
3.63%(b)(c)	11/07/06	4,080	4,080,000
Jasper County Economic Development Authority RB (Oak Grove Project) Series 2006 DN (Fifth Third Bank LOC) (A-1+)
3.61%(b)	11/07/06	4,800	4,800,000
Porter County Industrial Jail Building Corp. RB (Wachovia Merlots Trust Receipts) Series 2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
3.60%(b)(c)	11/07/06	7,130	7,130,000
Warren Township Vision 2005 School Building Corp. RB (Wachovia Merlots Trust Receipts) Series 2001A-52 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.60%(b)(c)	11/07/06	3,300	3,300,000

			86,050,000

Iowa — 1.4%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.75%(b)	11/07/06	8,000	8,000,000
Iowa Higher Education Loan Authority RB (Private College Project) Series 1985 DN (MBIA Insurance) (A-1+, VMIG-1)
3.67%(b)	11/07/06	1,600	1,600,000
Iowa Higher Educational Loan Authority RB Series 2006 DN (LaSalle Bank N.A. LOC) (A-1)
3.60%(b)	11/07/06	11,000	11,000,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
3.70%(b)	11/07/06	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank M.N. LOC)
3.70%(b)	11/07/06	4,500	4,500,000

			34,300,000

Kansas — 0.0%
Kansas Development Finance Authority RB (Water Pollution Control Revolving Project) Series 1997-11 MB (AAA, Aaa)
5.20%	05/01/07	1,080	1,090,044

Kentucky — 1.4%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.58%(b)	11/07/06	4,400	4,400,000
Kenton County Educational RB (Redwood Rehabilitation Center Project) Series 2004 DN (Fifth Third Bank LOC)
3.70%(b)	11/07/06	1,415	1,415,000
Kentucky Economic Development Finance Authority RB (Pooled Hospital Loan Program Project) Series 1998 DN (ACA, Bank One Kentucky Liquidity Facility)
3.58%(b)	11/07/06	25,000	25,000,000
Louisville & Jefferson Counties Metropolitan Government Health System RB (Norton Healthcare, Inc. Project) Series 2006 ROC-RR-II-651CE DN (Citibank Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	2,555	2,555,000

			33,370,000

Louisiana — 2.8%
Louisiana GO Merlots Series 2006C-04 DN (FSA Insurance, Bank of New York SBPA) (A-1+)
3.60%(b)(c)	11/07/06	8,000	8,000,000
Louisiana GO Series 1997A MB (AAA, Aaa)
6.00%(e)	04/15/07	5,000	5,055,204
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty) (A-1+)
3.61%(b)	11/07/06	1,935	1,935,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital & Equipment Programs Project) Series 2003A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+)

3.66%(b)	11/07/06	22,435	22,435,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital & Equipment Programs Project) Series 2006A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+, Aaa)

3.66%(b)	11/07/06	20,000	20,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Housing Project) Series 2004A DN (Regions Bank LOC) (A-1)
3.64%(b)	11/07/06	4,000	4,000,000
Louisiana Public Facilities Authority RB (Tiger Athletic Foundation Project) Series 1999 DN (Regional Bank of Louisiana LOC) (A-1, F-1+)
3.57%(b)	11/07/06	300	300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Louisiana (continued)
Lousiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank N.A. LOC) (P-1)
3.61%(b)	11/07/06	$4,000	$4,000,000

			65,725,204

Maryland — 2.3%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.61%(b)	11/07/06	5,700	5,700,000
Howard County RB (Glenelg Country School Project) Series 2001 DN (Mercantile Safe & Deposit Trust Co. LOC) (A-1)
3.58%(b)	11/07/06	2,100	2,100,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
3.61%(b)	11/07/06	3,330	3,330,000
Maryland Health & Higher Education Facilities Authority RB (Doctors’ Community Hospital Issue Project) Series 1999 DN (M&T Bank Corp. LOC) (A-1)
3.62%(b)	11/07/06	3,770	3,770,000
Maryland Health & Higher Education Facilities Authority RB (Doctors Community Hospital Project) Series 1997 DN (M&T Bank Corp. LOC) (A-1)
3.62%(b)	11/07/06	5,125	5,125,000
Maryland State Health & Higher Educational Facilities Authority RB (Adventist Healthcare Project) Series 2005A DN (LaSalle Bank LOC) (VMIG-1)
3.57%(b)	11/07/06	10,000	10,000,000
Maryland State Health & Higher Educational Facilities Authority RB Series 2006 MB (Wachovia Bank LOC)
3.53%	01/09/07	10,000	10,000,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC) (A-1)
3.62%(b)	11/07/06	8,715	8,715,000
Montgomery County RB (Imagination Stage, Inc. Facility Project) Series 2002 DN (M&T Bank Corp. LOC) (A-1)
3.64%(b)	11/07/06	3,770	3,770,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.64%(b)	11/07/06	2,600	2,600,000

			55,110,000

Massachusetts — 3.3%
Malden GO Series 2006 BAN (A-1+)
4.25%	11/17/06	5,000	5,001,280
Massachusetts State Health & Educational Facilities RB (Partners Healthcare Systems Project) Series 2005F-4 DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.56%(b)	11/07/06	33,270	33,270,000
Massachusetts State School Building Authority Dedicated Sales Tax RB (Putters Series 1052) Series 2005 DN (FSA Liquidity Facility) (A-1+)
3.59%(b)(c)	11/07/06	8,850	8,850,000
Massachusetts GO Series 2006A DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.63%(b)	11/01/06	10,000	10,000,000
Medford GO Series 2006 BAN (SP-1+, MIG-1)
4.00%	11/01/06	1,000	1,000,000
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	11,163	11,221,858
Somerville GO Series 2006 BAN (SP-1+, MIG-1)
4.00%	12/18/06	3,345	3,346,920
Worcester GO Series 2006 BAN (SP-1+, MIG-1)
4.25%	11/10/06	6,050	6,051,416

			78,741,474

Michigan — 1.2%
ABN AMRO Munitops Trust Receipts RB Series 2006-61 DN (AMBAC Insurance, ABN AMRO Bank SBPA) (F-1+)
3.60%(b)(c)	11/07/06	5,000	5,000,000
Detriot Water Supply System RB Series 2006R-9038 DN (FSA Insurance, Citibank N.A. LOC) (VMIG-1)
3.60%(b)(c)	11/07/06	6,900	6,900,000
Detroit Sewer Authority RB (RBC Municipal Products, Inc. Project) Series 2006I-2 DN (FSA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.61%(b)(c)	11/07/06	3,500	3,500,000
Garden City Hospital Finance Authority RB (Garden City Hospital Project) Series 1996A DN (National City Bank N.A. LOC) (A-1+)
3.60%(b)	11/07/06	2,050	2,050,000
Grand Valley Michigan State University RB Series 2005 DN (XLCA Insurance, Depfa Bank PLC SBPA) (A-1+)
3.58%(b)	11/07/06	2,000	2,000,000
Kalamazoo Education Authority RB (Friendship Village Project) Series 1997A DN (Fifth Third Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	3,005	3,005,000
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank LOC) (A-1)
3.65%(b)	11/07/06	5,335	5,335,000

			27,790,000

Minnesota — 1.5%
Midwest Consortium of Municipal Utilities RB Series 2005B DN (U.S. Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	4,300	4,300,000
Midwest Consortium of Municipal Utilities RB Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	3,640	3,640,000
Minneapolis & St. Paul Airport RB (Wachovia Merlots Trust Receipts) Series 2000A DN (FGIC Insurance) (VMIG-1)
3.60%(b)(c)	11/07/06	4,985	4,985,000
Minnesota Public Facilities Authority Water PCRB (Wachovia Merlots Trust Receipts) Series 2002A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	14,710	14,710,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Minnesota (continued)
West St. Paul ISD Number 197 RB (CitiGroup Trust Receipts) Series 6506-ROC-R-II DN (Citibank SBPA) (A-1+)
3.60%(b)(c)	11/07/06	$7,135	$7,135,000

			34,770,000

Mississippi — 1.6%
Medical Center Educational Building Corp. RB (Adult Hospital Project) Series 2001 DN (AMBAC Insurance) (A-1)
3.57%(b)	11/07/06	9,800	9,800,000
Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, AmSouth Bank of Alabama SBPA) (A-1)
3.66%(b)	11/07/06	3,575	3,575,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
3.66%(b)	11/07/06	10,650	10,650,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2005 DN (AMBAC Insurance) (A-1+)
3.66%(b)	11/02/06	15,000	15,000,000

			39,025,000

Missouri — 1.8%
Jackson County Special Obligation RB Series 2006R-663 DN (VMIG-1)
3.60%(b)(c)	11/07/06	10,115	10,115,000
Kansas City IDRB (Ewing Marion Kauffman Project) Series 1997A DN (A-1+)
3.64%(b)	11/01/06	7,850	7,850,000
Missouri Board Public Buildings Special Obligation RB Series 2006-1501 DN (J.P. Morgan Chase Bank N.A. LOC) (VMIG-1)
3.60%(b)(c)	11/07/06	7,335	7,335,000
Missouri Development Finance Board Lease RB Series 1999 DN (Aegon, TransAmerican Life Insurance) (A-1+)
3.67%(b)	11/07/06	17,205	17,205,000

			42,505,000

Nebraska — 0.3%
Omaha GO (Citibank Eagle Trust Receipts) Series 2004A DN (Citibank SBPA) (A-1+)
3.61%(b)(c)	11/07/06	8,000	8,000,000

Nevada — 1.1%
Clark County Airport RB (ABN-AMRO Munitops Trust Certificates) Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	05/24/07	4,995	4,995,000
Clark County School District Municipal Securities Trust Certificates RB (Bear Stearns Trust Receipts) Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.63%(b)(c)	11/07/06	12,480	12,480,000
Reno Capital Improvement RB (Bear Stearns Trust Certificates) Series 2002A DN (FGIC Insurance, Bear Stearns LOC) (A-1)
3.63%(b)(c)	11/07/06	7,600	7,600,000

			25,075,000

New Hampshire — 0.3%
New Hampshire Health & Educational Facilities Authority RB (Southern New Hampshire Medical Center Project) Series 2004B DN (Radian Asset Assurance Guaranty, Fleet Bank SBPA) (A-1+)
3.61%(b)	11/07/06	7,000	7,000,000

New Jersey — 1.2%
Jersey City Redevelopment Authority RB (Dixon Hills Project) Series 2000A DN (Federal National Mortgage Assoc. Guaranty, Federal National Mortgage Assoc. Liquidity Facility) (A-1+)
3.59%(b)	11/07/06	1,200	1,200,000
Mercer County Improvement Authority RB (Atlantic Foundation Project) Series 1998 DN (Bank of America N.A. LOC) (A-1+)
3.51%(b)	11/07/06	3,120	3,120,000
New Jersey Economic Development Authority RB (Citibank P-Float Trust Receipts) Series 2004 ROC-II-R-309 DN (Assured Guaranty Corp. Insurance, Citibank N.A. SBPA) (A-2, VMIG-1)
3.61%(b)(c)	11/07/06	10,500	10,500,000
New Jersey Transportation Trust Fund Capital Appreciation RB (Transportation System Project) Series 2006C DN (MBIA Insurance) (VMIG-1)
3.65%(b)	11/07/06	11,360	11,360,000
New Jersey Transportation Trust Fund RB Series 2006Z DN (FSA Insurance) (F-1+)
3.62%(b)(c)	11/07/06	1,860	1,860,000

			28,040,000

New Mexico — 0.6%
ABN AMRO Munitops Trust Receipts RB Series 2005-42 DN (AMBAC Insurance) (F-1+)
3.60%(b)(c)	11/07/06	10,290	10,290,000
New Mexico Financial Authority RB (Cigarette Tax Project) Series 2004B DN (MBIA Insurance, Bank of America N.A. SBPA) (A-1+, VMIG-1)
3.63%(b)	11/07/06	3,115	3,115,000

			13,405,000

New York — 8.2%
Cayuga County Hospital Improvement Corp. Lehman COP Series 200D-L1 DN (Lehman Liquidity LLC SBPA) (A-1+)
3.60%(b)(c)	11/07/06	13,900	13,900,000
City of New York Transitional Finance Authority Future Tax Secured RB Series 2001A DN (J.P. Morgan Chase Bank SBPA) (A-1+, VMIG-1)
3.54%(b)	11/07/06	6,500	6,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (continued)
City of New York Transitional Finance Authority RB Series 2003-2D DN (Lloyds Bank Liquidity Facility) (A-1+, VMIG-1)
3.50%(b)	11/07/06	$900	$900,000
Dormitory Authority of the State of New York RB (Teresian House Housing Corp. Project) Series 2003 DN (Lloyds Bank LOC) (A-1+)
3.55%(b)	11/07/06	10,475	10,475,000
Dormitory Authority RB (Glen Eddy, Inc. Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
3.55%(b)	11/07/06	7,000	7,000,000
Metropolitan Pier & Exposition Authority RB (Bear Stearns Trust Certificates) Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.65%(b)(c)	11/07/06	8,985	8,985,000
New York City Transitional Finance Authority RB (Citibank Trust Receipts) Series 2005R ROC-II-465 DN (Citibank Liquidity Facility) (A-1+)
3.25%(b)(c)	11/07/06	10	10,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1999B-3 DN (Banc One LOC) (A-1+, VMIG-1)
3.54%(b)	11/07/06	26,890	26,890,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1998A-1 DN (WestLB AG SBPA) (A-1+, VMIG-1)
3.54%(b)	11/07/06	4,600	4,600,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3B DN (Bank of New York LOC) (A-1+, VMIG-1)
3.63%(b)	11/01/06	43,270	43,270,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002A-1 DN (Landesbank Hessen Bank N.A. LOC) (A-1+, VMIG-1)
3.57%(b)	11/07/06	10,730	10,730,000
New York GO Series 2005E-3 DN (Bank of America LOC) (A-1+, VMIG-1)
3.54%(b)	11/07/06	2,300	2,300,000
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.61%(b)	11/07/06	11,565	11,565,000
Triborough Bridge & Tunnel Authority RB (Credit Locale de France LOC) Series 2003B DN (A-1+, VMIG-1)
3.53%(b)	11/07/06	45,000	45,000,000
Triborough Bridge & Tunnel Authority RB Series 2006 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.56%(b)	11/07/06	3,200	3,200,000

			195,325,000

North Carolina — 4.7%
Charlotte Water & Sewer Systems RB Series 2006B DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.54%(b)	11/07/06	53,900	53,900,000
Fayetteville Public Works Commission RB Series 2003 DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.56%(b)	11/07/06	1,400	1,400,000
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.59%(b)	11/07/06	315	315,000
Mecklenburg County GO Series 1996C DN Series 1996C DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.56%(b)	11/07/06	900	900,000
North Carolina Capital Facilities Finance Agency Educational Facilities (Country Day School Project) RB Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.59%(b)	11/07/06	6,900	6,900,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB Series 2001 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.59%(b)	11/07/06	1,940	1,940,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB Series 2006 DN (Branch Banking & Trust Co. LOC)
3.59%(b)	11/07/06	1,125	1,125,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA) (A-1)
3.60%(b)(c)	11/07/06	5,500	5,500,000
North Carolina Medical Care Commission Health Care Facilities RB (Carolina Meadows, Inc. Project) Series 2004 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.59%(b)	11/07/06	2,900	2,900,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking & Trust Co. LOC) (A-1)
3.68%(b)	11/07/06	5,910	5,910,000
North Carolina Medical Care Commission Retirement Facilities RB (Brookwood Project) Series 2001C DN (Branch Banking & Trust Co. LOC) (A-1)
3.68%(b)	11/07/06	4,500	4,500,000
North Carolina Medical Care Community Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust LOC) (VMIG-1)
3.59%(b)	11/07/06	2,640	2,640,000
North Carolina State Highway GO Series 2003 MB (AAA, Aa1)
5.00%	05/01/07	2,500	2,515,628
University of North Carolina RB (Eagle Trust Receipts) Series 2005A DN (Citibank Liquidity Facility) (A-1+)
3.61%(b)(c)	11/07/06	10,000	10,000,000
University of North Carolina RB (UNC at Chapel Hill Project) Series 2001C DN (A-1+, VMIG-1)
3.50%(b)	11/07/06	255	255,000
University of North Carolina RB Series 2005-52 DN (Munitops Trust Receipts, ABN AMRO SBPA) (VMIG1)
3.60%(b)(c)	11/07/06	5,995	5,995,000
Wake County GO Series 2004 MB (AAA, Aaa)
4.00%	03/01/07	4,500	4,505,567

			111,201,195

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio — 4.3%
ABN AMRO Munitops Certificates Trust GO Series 2006-37 DN (MBIA Insurance, ABN AMRO Bank SBPA) (VMIG-1)
3.60%(b)	11/07/06	$6,995	$6,995,000
Akron Income Tax RB (Community Learning Centers Project) Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.60%(b)(c)	11/07/06	31,530	31,530,000
Clark County Multi-Family RB (Masonic Home Project) Series 1999 DN (AMBAC Insurance, KeyBank N.A. LOC) (VMIG-1)
3.59%(b)	11/07/06	6,775	6,775,000
Delaware County Port Authority Economic Development RB (Columbus Zoological Park Project) Series 2006 DN (JP Morgan Chase LOC)
3.61%(b)	11/07/06	1,850	1,850,000
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank LOC) (A-1+)
3.62%(b)	11/07/06	5,700	5,700,000
Franklin County Health Care Facilities RB (Ohio Presbyterian Improvement Project) Series 2006A DN (Huntington National Bank LOC) (A-1)
3.60%(b)	11/07/06	6,000	6,000,000
Franklin County Municipal Securities Trust Certificates RB Series 2002A-9047 DN (AMBAC Insurance, Bear Stearns SBPA) (A-1)
3.61%(b)(c)	11/07/06	2,600	2,600,000
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
3.58%(b)	11/07/06	290	290,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (J.P. Morgan Chase Bank LOC) (VMIG-1)
3.56%(b)	11/07/06	6,450	6,450,000
Hamilton Health Care Facilities RB (Import- Episcopal Project) Series 2005A DN (KeyBank N.A. LOC) (A-1, VMIG-1)
3.56%(b)	11/07/06	900	900,000
Jackson County RB (Hospital Facilities Project) Series 2005 DN (Radian Insurance, Fifth Third Bank N.A. LOC) (AA, F-1+)
3.60%(b)	11/07/06	7,190	7,190,000
Montgomery County Healthcare Facilities RB Series 2002 DN (Bank One N.A. LOC)
3.66%(b)	11/07/06	2,500	2,500,000
Ohio State University GO Series 2006 BAN
3.56%	01/12/07	11,000	11,000,000
Toledo City Services Special Assessment Notes GO Series 2006 DN (State Street Bank & Trust Co. LOC) (MIG-1)
3.56%(b)	11/07/06	2,000	2,000,000
University of Cincinnati RB Series 2004B DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.56%(b)	11/07/06	2,600	2,600,000
University of Toledo RB (Societe Generale Trust Receipts) Series 2001 SGA-125 DN (FGIC Insurance, Societe Generale Liquidity Facility) (A-1+)
3.61%(b)(c)	11/07/06	5,600	5,600,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC)
3.64%(b)	11/07/06	2,535	2,535,000

			102,515,000

Oklahoma — 0.2%
Oklahoma Independent School District No. 89 GO Series 2002 MB (FGIC Insurance) (AAA, Aaa)
5.00%	02/01/07	3,000	3,010,828
Oklahoma Industrial Authority RB (Casady School Project) Series 2001 DN (Bank One N.A. LOC)
3.75%(b)	11/07/06	2,235	2,235,000

			5,245,828

Oregon — 0.2%
Forest Grove Student Housing RB (Oak Tree Foundation Project) Series 2006A DN (KeyBank N.A. LOC) (VMIG-1)
3.59%(b)	11/07/06	4,200	4,200,000

Pennsylvania — 5.2%
Allegheny County Hospital Development Authority RB (Putter Trust Receipts) Series 1281 DN (FGIC Insurance, J.P. Morgan Liquidity Facility) (A-1)
3.60%(b)(c)	11/02/06	3,200	3,200,000
Butler County IDA (Concordia Lutheran Project) Series 2000B DN (Radian Credit Agreement) (A-1+)
3.59%(b)	11/02/06	100	100,000
City of Philadelphia GO Series 2006 MB (A-1+, P-1)
3.50%	11/03/06	10,000	10,000,000
Cumberland County Municipal Authority RB (Asbury Obligated Group Project) Series 2006 DN (KBC Bank N.V. LOC) (F-1+)
3.60%(b)	11/07/06	10,000	10,000,000
Delaware County IDRB (The Agnes Irwin School Project) Series 2003 DN (Citizens Bank LOC) (VMIG-1)
3.58%(b)	11/07/06	290	290,000
Delaware Valley IDRB (Citibank Trust Receipts) Series 2001 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.61%(b)(c)	11/07/06	5,000	5,000,000
Delaware Valley Regional Finance Authority Local Government RB Series 1985B DN (National Australia Bank LOC) (A-2, VMIG-1)
3.57%(b)	11/07/06	2,800	2,800,000
Harrisburg Authority School RB (Harrisburg Project) Series 2003 DN (AMBAC Insurance, Westdeutsche Landesbank Girozentrale Liquidity Facility) (A-1+)
3.56%(b)	11/07/06	44,750	44,750,000
Lawrence County IDRB (Villa Maria Project) Series 2003 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.59%(b)	11/07/06	5,345	5,345,000
Pennsylvania Higher Educational Facilities Authority RB (Student Assoc. Housing, Inc. Project) Series 2006A DN (Citizens Bank of PA LOC) (VMIG-1)
3.56%(b)	11/07/06	4,300	4,300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Pennsylvania (continued)
Philadelphia Authority IDRB (Municipal Trust Certificates) Series 2001-9016A DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.61%(b)(c)	11/07/06	$5,500	$5,500,000
Philadelphia City Gas Works RB Series 2006-6 DN (FSA Insurance, Multiple SBPA’s) (A-1+)
3.57%(b)	11/07/06	4,000	4,000,000
Philadelphia IDRB (Gift of Life Donor Program Project) Series 2003 DN (Commerce Bank N.A. LOC) (A-1, VMIG-1)
3.59%(b)	11/07/06	5,430	5,430,000
Union County Hospital Authority RB (Evangelical Community Hospital Project) Series 2001 MB (Fleet National Bank SPBA, Radian Asset Assurance, Inc.) (A-1)
3.40%(b)	02/01/07	9,610	9,610,000
Upper Merion General Authority Lease RB Series 2003 DN (Commerce Bank N.A. LOC) (VMIG-1)
3.59%(b)	11/07/06	2,295	2,295,000
Washington County Authority RB (Girard Estate Refunding Project) Series 1999 DN (Chase Manhattan LOC) (A-1+)
3.60%(b)	11/07/06	7,800	7,800,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC) (A-2)
3.64%(b)	11/07/06	1,810	1,810,000

			122,230,000

Puerto Rico — 0.4%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB (Wachovia Merlots) Series 2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
3.32%(b)(c)	11/15/06	3,840	3,840,000
Commonwealth of Puerto Rico RB (RBC Municipal Products, Inc. Trust Receipts) Series 2006 DN (AMBAC Insurance) (A-1+)
3.58%(b)(c)	11/07/06	6,100	6,100,000

			9,940,000

South Carolina — 2.4%
Charleston Waterworks & Sewer Capital Improvement RB Series 2006B DN (Wachovia Bank N.A. SBPA) (A-1+)
3.57%(b)	11/07/06	7,000	7,000,000
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning RB (Allen University Project) Series 2005A DN (National Bank of South Carolina LOC) (F-1)
3.61%(b)	11/07/06	4,000	4,000,000
Greenville County School District RB (UBS Muni Project) Series 2006-02 DN (Assured Guaranty Credit Support, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.60%(b)(c)	11/02/06	7,440	7,440,000
Medical University Hospital Authority RB Series 2005A-5 DN (MBIA Insurance, Bank of America N.A. SBPA) (VMIG-1)
3.61%(b)(c)	11/07/06	16,000	16,000,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Community Care, Inc. Project) Series 2006 DN (National Bank of South Carolina LOC) (A-1)
3.61%(b)	11/07/06	4,000	4,000,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Oconee Memorial Hospital Project) Series 2005A DN (Radian Asset Assurance, Inc.) (VMIG-1)
3.61%(b)	11/07/06	8,000	8,000,000
South Carolina Transitional Infrastructure RB (ABN-AMRO Munitops Trust Certificates) Series 2002A DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	10,475	10,475,000

			56,915,000

Tennessee — 2.1%
City of Chattanooga Health, Education & Housing Facility Board RB Series 1999 DN (AmSouth Bank of Alabama LOC) (A-1)
3.68%(b)	11/07/06	12,400	12,400,000
Cleveland IDRB (YMCA Metropolitan Chattanooga Project) Series 1999 DN (SunTrust Bank LOC) (Aa2)
3.57%(b)	11/07/06	1,400	1,400,000
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC) (VMIG-1)
3.62%(b)	11/07/06	1,805	1,805,000
Knoxville Waste Water System RB (Putters Project) Series 2006-1292 DN (MBIA Insurance) (A-1)
3.61%(b)(c)	11/07/06	8,090	8,090,000
Memphis GO Series 1995A DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.75%(b)	11/07/06	100	100,000
Metropolitan Government of Nashville & Davidson County Health & Education Board RB (Ascension Health Credit Project) Series 2001B-2 MB (A-1+, VMIG-1)
3.40%	01/03/07	3,500	3,500,000
Metropolitan Government of Nashville & Davidson County Health & Education Board RB (Belmont University Project) Series 1997 DN (SunTrust Bank LOC) (VMIG-1)
3.57%(b)	11/07/06	3,000	3,000,000
Metropolitan Government of Nashville & Davidson County IDRB (Trevecca Nazarene Project) Series 2003 DN (SunTrust Bank LOC) (VMIG-1, F-1+)
3.57%(b)	11/07/06	4,800	4,800,000
Shelby County GO Series 2006 BAN
3.52%	12/08/06	15,000	15,000,000
Washington County IDRB (Springbrook Properties Project) Series 1996 DN (SunTrust Bank LOC) (A-1+, VMIG-1)
3.57%(b)	11/07/06	600	600,000

			50,695,000

Texas — 11.1%
ABN AMRO Munitops Certificates GO (Pasadena Independent School District Project) Series 2006-57 DN (PSF Guaranty, ABN AMRO Bank SPBA) (VMIG-1)
3.61%(b)(c)	11/07/06	10,690	10,690,000
Austin Convention Enterprises, Inc. RB (Citibank Trust Receipts) Series 2006R ROC-II-511CE DN (Citigroup Guaranty) (VMIG-1)
3.60%(b)(c)	11/07/06	9,200	9,200,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

27

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

October 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Texas (continued)
Austin Water & Wastewater RB (RBC Municipal Products, Inc. Project) Series 2006I-4 DN (MBIA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.60%(b)(c)	11/07/06	$7,900	$7,900,000
Austin Water & Wastewater System RB (Wachovia Merlots Trust Receipts) Series 2000 DN (MBIA Insurance) (VMIG-1)
3.60%(b)(c)	11/07/06	2,475	2,475,000
Central Texas RB (HFDC, Inc. Retirement Facilities Project) Series 2006B DN (BNP Paribas LOC) (F-1+)
3.58%(b)	11/07/06	5,000	5,000,000
Clear Creek ISD GO Series 2005-04 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.58%(b)(c)	11/07/06	5,100	5,100,000
Comal ISD GO Series 2005 DN (Bank of New York LOC) (A-1, VMIG-1)
3.64%(b)(c)	11/07/06	2,395	2,395,000
Dallas Independent School District Building GO Munitops Series 2006-8 DN (PSF Guaranty, ABN AMRO Bank SBPA) (VMIG-1)
3.61%(b)(c)	11/07/06	11,565	11,565,000
De Soto ISD RB (Citigroup Trust Receipts) Series 2004R-2107-ROC-II DN (PSF Guaranty, Citigroup Global Markets Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	6,090	6,090,000
Eagle Mountain & Saginaw ISD GO (Municipal Securities Trust Receipts) Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Liquidity Facility) (A-1+)
3.63%(b)(c)	11/01/06	4,000	4,000,000
Harris County RB (Citibank Trust Receipts) Series 2002-1029-ROC-II DN (FSA Insurance) (A-1+)
3.60%(b)(c)	11/07/06	1,880	1,880,000
Harrison County Health Facilities Development Corp. RB (Marshall Regional Medical Center Project) Series 2006 DN (AmSouth Bank N.A. LOC) (VMIG-1)
3.66%(b)	11/07/06	10,000	10,000,000
Houston ISD Putters Trust Receipts GO Series 2005 DN (PSF Guaranty) (J.P. Morgan Chase Bank N.A. LOC) (VMIG-1)
3.60%(b)(c)	11/07/06	5,340	5,340,000
Houston Water & Sewer Trust Certificates RB Series 2006A-5015 MB (MBIA Insured, Branch Banking & Trust Liquidity Facility) (VMIG-1)
3.85%(b)(c)	06/21/07	14,940	14,940,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 MB (Chevron Corp. Guaranty) (A-1+, P-1)
3.63%(b)	02/15/07	9,395	9,395,000
Municipal Securities Pool Trust Receipts GO Series 2005A-234 BAN (PSF Guaranty, Bear Stearns SBPA) (VMIG-1)
3.65%(b)(c)	11/07/06	7,305	7,305,000
Rio Grande Constitution Independent School District RB Putters Series 2006-1494 DN (PSF Guaranty, J.P. Morgan Chase Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	3,145	3,145,000
Socorro ISD GO (Citigroup Trust Receipts) Series 2005 ROC-II R-2222 DN (PSF Guaranty) (F-1+)
3.60%(b)(c)	11/07/06	2,490	2,490,000
Texas A&M University RB (Citibank Trust Receipts) Series 2003R-4005 ROC-II DN (Citibank Liquidity Facility, Texas Permanent School Funding) (VMIG-1)
3.60%(b)(c)	11/07/06	4,955	4,955,000
Texas GO (Morgan Stanley Trust Receipts) Series 2005-1147 DN (Morgan Stanley SBPA) (F-1+)
3.60%(b)(c)	11/07/06	4,010	4,010,000
Texas GO (Municipal Trust Receipts) Series 2005A SGB-58 DN (Societe Generale Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	5,900	5,900,000
Texas GO Series 2006 RAN (SP-1+, MIG-1, F-1+)
4.50%	08/31/07	90,750	91,435,355
Texas Power Agency GO Series 2006 BAN
3.54%	01/08/07	6,000	6,000,000
Texas Tech University RB (Bear Stearns Trust Receipts) Series 2002A DN (MBIA Insurance) (A-1)
3.63%(b)(c)	11/07/06	13,630	13,630,000
University of Texas Permanent University Fund RB (Citibank Trust Receipts) Series 2005-ROC- II-R-2194 DN (Liquidity Facility Citigroup) (VMIG-1)
3.60%(b)(c)	11/07/06	11,860	11,860,000
University of Texas RB (Wachovia Merlots Trust Receipts) Series 2003B-14 DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	6,240	6,240,000

			262,940,355

Utah — 0.2%
Intermountain Power Agency Power Supply RB Series 1985E DN (AMBAC Insurance, Morgan Stanley Bank SBPA) (A-1+, VMIG-1)
3.60%(b)	11/01/06	3,260	3,260,000
Jordanelle Special Services District RB (Tuhaye Project) Series 2005 DN (Wells Fargo Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	2,300	2,300,000

			5,560,000

Vermont — 0.8%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (Key Bank N.A. LOC)
3.64%(b)	11/07/06	7,775	7,775,000
Winooski Special Obligation Bonds Series 2006A DN (TD BankNorth N.A. LOC) (VMIG-1)
3.65%(b)	11/01/06	10,150	10,150,000

			17,925,000

Virginia — 0.4%
Fairfax Economic Development Authority RB (Retirement Greenspring Project) Series 2006B DN (Wachovia Bank N.A. LOC) (A-1+)
3.57%(b)	11/07/06	1,100	1,100,000
Hampton Roads Regional Jail Authority Facilities RB (Citibank Trust Receipts) Series 2004 ROC-RR-II-R-2156 DN (MBIA Insurance, Citibank Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	1,400	1,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Virginia (continued)
Harrisburg Industirial Development Authority RB Series 2006A DN (Sovereign Bank, Citibank N.A. LOC) (A-1+)
3.65%(b)	11/07/06	$6,620	$6,620,000
Virginia Public School Authority RB (ROC Trust Receipts) Series 2003R-4050-ROC-II DN (Citigroup Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	100	100,000

			9,220,000

Washington — 2.6%
King County School District Bear Stearns Municipal Securities Trust Certificates RB (Highline Public Schools Project) Series 2002 DN (FGIC Insurance) (A-1)
3.63%(b)(c)	11/07/06	11,750	11,750,000
King County Sewer RB (Jr. Lien Multi-Modal) Series 2006 DN (MBIA Insurance) (A-1, VMIG-1)
3.55%(b)	11/07/06	4,700	4,700,000
Seattle GO (Bear Stearns Municipal Trust Receipts) Series 2003 SGA-142 DN (Societe Generale SBPA) (A-1+)
3.63%(b)(c)	11/07/06	4,000	4,000,000
Seattle Municipal Light & Power RB (Wachovia Merlots Trust Receipts) Series 2001A-56 DN (FSA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	7,380	7,380,000
Spokane County School District No. 081 GO (Citibank Trust Receipts) Series 2003R-ROC- II-4000 DN (FSA Insurance, Citibank Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	3,550	3,550,000
Washington GO (Piper Jaffray Trust Certificates) Series 2002G DN (Bank of New York LOC) (VMIG-1)
3.61%(b)(c)	11/07/06	5,170	5,170,000
Washington State Health Care Facilities Authority RB (Seattle Cancer Care Projects) Series 2005 DN (Key Bank N.A. LOC) (A-1)
3.59%(b)	11/02/06	4,250	4,250,000
Washington State Housing Finance Committee Non-Profit Housing RB (YMCA Tacoma & Pierce Project) Series 1998A DN (Key Bank N.A. LOC) (A-1, VMIG-1)
3.59%(b)	11/07/06	3,155	3,155,000
Washington State Housing Finance Committee Non-Profit Housing RB (YMCA Tacoma & Pierce Project) Series 1998B DN (Key Bank N.A. LOC) (A-1, VMIG-1)
3.59%(b)	11/07/06	4,290	4,290,000
Washington State Merlot Trust Receipts DN (Wachovia Bank SBPA) (A-1+)
3.60%(b)	11/07/06	12,500	12,500,000

			60,745,000

West Virginia — 0.2%
West Virginia Economic Development Authority RB (Juvenile Correctional Project) Series 2002A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	4,990	4,990,000

Wisconsin — 1.8%
Appleton Redevelopment Authority RB (Fox City Project) Series 2001B DN (Bank One N.A. LOC) (VMIG-1)
3.63%(b)	11/07/06	8,100	8,100,000
Southeast Wisconsin Professional Baseball Park RB (Wachovia Merlots Trust Receipts) Series 2000Y DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.60%(b)(c)	11/07/06	5,280	5,280,000
Wisconsin Health & Educaitonal Facilities Authority RB (Froedtert & Community Health Project) Series 2005C DN (AMBAC Insurance, Morgan Stanley SBPA) (A-1+, F-1+)
3.55%(b)	11/07/06	13,535	13,535,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (Marshall & Ilsley Bank LOC) (A-1)
3.60%(b)	11/07/06	2,305	2,305,000
Wisconsin Health & Educational Facilities Authority RB (St. John’s Community Project) Series 2005 DN (Radian Asset Assurance, Inc.) (F-1)
3.60%(b)	11/07/06	4,700	4,700,000
Wisconsin Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (Marshall & Ilsley Bank LOC) (A-1)
3.60%(b)	11/07/06	9,800	9,800,000

			43,720,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 93.7% (Cost $2,224,530,187)			2,224,530,187

AFFILIATED INVESTMENTS — 5.8%
Chesterfield County IDRB (Merrill Lynch P-Float Trust Receipts) Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty)
3.64%(b)(c)(d)	11/07/06	24,995	24,995,000
Chesterfield County IDRB (Merrill Lynch P-Float Trust Receipts) Series 2004 PT-2133 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)
3.64%(b)(c)(d)	11/07/06	9,750	9,750,000
Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen SBPA)
3.61%(b)	11/07/06	8,815	8,815,000
Hamilton County Hospital Facilities RB (Merrill Lynch P-Float Trust Receipts) Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty)
3.64%(b)(c)(d)	11/07/06	3,880	3,880,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

29

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONCLUDED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS (Continued)
Kentucky Economic Development Finance Authority RB (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch SBPA, National Australia Bank LOC)
3.64%(b)(c)(d)	11/07/06	$28,000	$28,000,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB (Merrill Lynch P-Float Trust Receipts) Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA)
3.62%(b)(c)(d)	11/07/06	5,610	5,610,000
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale SBPA)
3.69%(b)(c)	11/07/06	5,370	5,370,000
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Societe Generale SBPA)
3.69%(b)(c)	11/07/06	2,590	2,590,000

New Jersey Economic Development Authority RB (Landesbank Hessen-Thuringen Girozentrale P-Float Trust Receipts) Series 2004 MT-035 DN (Assured Guaranty Corp. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)

3.58%(b)(c)	11/07/06	2,200	2,200,000
New Jersey Health Care Facilities Financing Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)
3.61%(b)(c)(d)	11/07/06	2,320	2,320,000
Pennsylvania Higher Educational Facilities Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2004 MT-042 DN (Lloyds Bank LOC, Merrill Lynch Capital Services SBPA)
3.62%(b)(c)(d)	11/07/06	7,100	7,100,000
Pinellas County Housing Finance Authority RB Series 2004A DN (CDC Funding Insurance, Rabobank SBPA)
3.63%(b)(c)	11/07/06	2,425	2,425,000
Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)
3.66%(b)(c)(d)	11/07/06	3,160	3,160,000
San Diego Public Facilities Financing Authority Lease RB (Merrill Lynch P-Float Trust Receipts) Series 2002 PPT-1002C DN (AMBAC Insured, Merrill Lynch Capital Services SBPA)
3.61%(b)(c)(d)	11/02/06	19,755	19,755,000
Triborough Bridge & Tunnel Authority RB (Merrill Lynch P-Float Trust Receipts) Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility)
3.61%(b)(c)(d)	11/07/06	5,000	5,000,000
Washington County Housing & Redevelopment Authority Multi-Family RB (Federal Home Loan Mortgage Corp. P-Float Trust Receipts) Series 2005 MT-154 DN (Federal Home Loan Mortgage Corp. Guaranty)
3.62%(b)(c)	11/07/06	6,995	6,995,000

TOTAL AFFILIATED INVESTMENTS (Cost $137,965,000)			137,965,000

TOTAL INVESTMENTS IN SECURITIES — 99.5% (Cost $2,362,495,187(a))			2,362,495,187
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			11,693,201

NET ASSETS — 100.0%			$2,374,188,388

(a)	Aggregate cost for federal income tax purposes.

(b)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 36.3% of its net assets, with a current market value of $861,280,000, in securities restricted as to resale.

(d)	Security insured by an affiliate.

(e)	Illiquid Security. As of October 31, 2006, the Fund held 0.2% of its net assets, with a current market value of $5,055,204 in these securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 92.6%
Alabama — 3.7%
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (Southtrust Bank LOC)
3.72%(b)	11/07/06	$900	$900,000
Columbia IDRB (Alabama Power Co. Project) Series 1998A AMT DN (The Southern Co. Guaranty) (A-1, VMIG-1)
3.67%(b)	11/01/06	4,800	4,800,000
Jefferson County Economic IDA RB (Conversion Technologies Project) Series 2006A AMT DN (First Commercial Bank LOC)
3.66%(b)	11/07/06	1,370	1,370,000
Jefferson County GO Warrants Series 2001B DN (J.P. Morgan Chase Bank Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.60%(b)	11/01/06	38,500	38,500,000
Tuscaloosa IDRB Series 2000A AMT DN (Southtrust Bank LOC)
3.72%(b)	11/07/06	1,300	1,300,000
Vestavia Hills GO Series 2004B DN (Wachovia Bank LOC) (VMIG-1)
3.66%(b)	11/07/06	1,800	1,800,000

			48,670,000

Arizona — 0.7%
Arizona School District COP Series 2006 TAN (SP-1+, MIG-1)
4.50%	07/30/07	1,460	1,469,557
Cochise County Solid Waste Disposal PCRB (Arizona Natural Utilities Co-op, Inc. Project) Series 1994 AMT DN (A-1, VMIG-1)
3.60%(b)	03/01/07	7,700	7,700,000

			9,169,557

California — 6.0%
California Department of Water Resource Power Supply RB Series 2002B-5 DN (Bayersche Landesbank, Westdeutsche Landesbank LOC) (A-1+, VMIG-1)
3.50%(b)	11/01/06	21,000	21,000,000
California Economic Recovery RB Series 2004C-10 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.45%(b)	11/07/06	5,000	5,000,000
California Economic Recovery RB Series 2004C-7 DN (BNP Paribas LOC) (A-1+, VMIG-1, F-1+)
3.45%(b)	11/01/06	27,890	27,890,000
California Economic Recovery RB Series 2004C-8 DN (Lloyds TSB Bank LOC, State Guaranty) (A-1+, VMIG-1)
3.42%(b)	11/01/06	10,900	10,900,000
California State Department Water Reserve Power Supply RB Series 2005F-5 DN (Citibank LOC) (A-1+, VMIG-1)
3.53%(b)	11/07/06	14,680	14,680,000

			79,470,000

Colorado — 0.2%
Colorado Health Facilities Authority Economic Development RB (Johnson Publishing Co. Project) Series 1999A AMT DN (Bank One N.A. LOC) (A1)
3.80%(b)	11/07/06	1,065	1,065,000
Denver City & County Airport RB Series 1996B MB (MBIA Insurance) (AAA, Aaa)
6.25%	11/15/06	1,300	1,301,440

			2,366,440

District of Columbia — 0.4%
District of Columbia Enterprise Zone RB (NJA Hotel LLC Issue Project) Series 2004 AMT DN (Bank of Scotland LOC) (VMIG-1)
3.66%(b)	11/07/06	5,000	5,000,000

Florida — 3.1%
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
4.67%(b)	11/07/06	6,600	6,600,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC)
3.90%(b)(c)	11/07/06	1,855	1,855,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC)
3.69%(b)	11/02/06	1,930	1,930,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC)
3.71%(b)	11/07/06	2,230	2,230,000
Pinellas County Health Facilities Authority RB (Bay Care Health Project) Series 2003A-1 MB (MBIA Insurance) (Aaa)
5.00%	11/15/06	1,500	1,500,960
Pinellas County IDRB Series 2004 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.72%(b)	11/07/06	2,250	2,250,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984D MB (National Rural Utilities LOC) (A-1)
3.58%(b)	12/15/06	9,780	9,777,574
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984H-3 DN (National Rural Utilities LOC) (A-1, P-1)
3.55%(b)	03/15/07	5,710	5,710,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 2003H-4 MB (National Rural Utilities Guaranty) (A-1)
3.55%(b)	03/15/07	9,375	9,375,000

			41,228,534

Georgia — 0.9%
Albany GO Series 2006 TAN
3.35%	12/29/06	2,295	2,295,000
Cartersville Development Authority RB (Aquafil USA, Inc. Project) Series 2005 AMT DN (Branch Banking & Trust Bank LOC)
3.69%(b)	11/07/06	2,000	2,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Georgia (continued)
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC) (VMIG-1)
3.66%(b)	11/07/06	$300	$300,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC)
3.66%(b)	11/07/06	1,000	1,000,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC)
3.66%(b)	11/07/06	1,000	1,000,000
Griffin-Spalding County IDRB (Woodland Industries Project) Series 2000 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
3.67%(b)	11/07/06	1,550	1,550,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.66%(b)	11/07/06	1,000	1,000,000
Whitefield County Educational Development Authority RB (Aladdin Solid Waste Disposal Project) Series 1999 AMT DN (Wachovia Bank N.A. LOC)
3.66%(b)	11/07/06	3,100	3,100,000

			12,245,000

Illinois — 2.0%
ABN AMRO Munitops Certificates Trust RB (Chicago Multifamily Housing) Series 2006 AMT DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
3.65%(b)	11/07/06	7,225	7,225,000
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle National Bank LOC)
3.70%(b)	11/07/06	3,295	3,295,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 AMT DN (LaSalle National Bank LOC) (A-1+)
3.76%(b)	11/07/06	1,615	1,615,000
Illinois Development Finance Authority IDRB (Alternative Behavior Treatment Project) Series 2005 DN (J.P. Morgan Chase Bank LOC)
3.67%(b)	11/07/06	1,500	1,500,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle National Bank LOC)
3.75%(b)	11/07/06	2,030	2,030,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC) (A-1)
3.66%(b)	11/07/06	2,240	2,240,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle National Bank LOC)
3.71%(b)	11/07/06	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle National Bank LOC)
3.71%(b)	11/07/06	4,455	4,455,000
Springfield Community Improvement RB Series 2000 AMT DN (National City Bank N.A. LOC)
3.80%(b)	11/07/06	360	360,000
Upper River Valley IDRB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.70%(b)	11/07/06	1,600	1,600,000

			26,320,000

Indiana — 2.5%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A DN (U.S. Bancorp LOC) (A-1+)
3.73%(b)	11/07/06	2,140	2,140,000
Elkhart County Industrial Economic Development RB (Four Seasons Manufacturing, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.75%(b)	11/07/06	965	965,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.75%(b)	11/07/06	1,570	1,570,000
Huntingburg Multi-Family RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty)
3.71%(b)	11/07/06	2,250	2,250,000
Indiana Development Finance Authority IDRB (Republic Services, Inc. Project) Series 2005 AMT DN (VMIG-2)
3.92%(b)	11/01/06	5,300	5,300,000
Indiana Development Finance Authority Economic Development RB (Saroyan Hardwoods, Inc. Project) Series 1994 AMT DN (Fifth Third Bank N.A. LOC)
3.90%(b)	11/07/06	650	650,000
Indiana Development Finance Authority IDRB Series 2000 AMT DN (Bank One N.A. LOC)
3.68%(b)	11/07/06	4,500	4,500,000
Indiana Economic Development Finance Authority RB (Morris Manufacturing & Sales Corp. Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.70%(b)	11/07/06	1,400	1,400,000
Indiana Financial Authority For Enviromental RB (Improvement-Mittal Steel USA) Series 2006 AMT DN (National City Bank N.A. LOC) (A-1+, VMIG-1)
3.65%(b)	11/07/06	5,200	5,200,000
Jeffersonville Economic Development Authority RB (Scansteel Project) Series 1998 AMT DN (National City Bank N.A. LOC, J.P. Morgan Chase Bank SBPA)
3.80%(b)	11/07/06	960	960,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 DN (Huntington National Bank LOC)
3.90%(b)	11/07/06	3,000	3,000,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	1,500	1,500,000
Scottsburg Economic Development Authority RB (American Plastic Corp. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
3.80%(b)	11/07/06	875	875,000
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Indiana (continued)
St. Joseph County Industrial Economic Development RB (Midcorr Land Development LLC Project) Series 2002 DN (National City Bank N.A. LOC)
3.70%(b)	11/07/06	$3,205	$3,205,000

			33,515,000

Iowa — 0.4%
Clear Lake Development RB (Joe Corbis Pizza Project) Series 2006 AMT DN (M&T Bank LOC)
3.71%(b)	11/07/06	3,600	3,600,000
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (First Bank Systems LOC)
3.80%(b)	11/07/06	1,000	1,000,000
West Burlington IDRB (Borghi Oilhydraulic Project) Series 2001A AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	220	220,000

			4,820,000

Kansas — 0.2%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C DN (Federal Home Loan Bank Guaranty, Arvest Bank LOC)
3.66%(b)	11/07/06	2,250	2,250,000

Kentucky — 2.1%
City of Wilder Industrial Building RB (Saratoga Investments LP Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
3.75%(b)	11/07/06	900	900,000
Clark County PCRB (Eastern Kentucky Power Natural Rural Co-op Utilities Project) Series 1984J-2 MB (A-1, MIG-1)
3.55%(b)	04/15/07	5,945	5,945,000
Clark County PCRB (Kentucky Power National Rural Project) Series 1984J-1 MB (A-1, P-1)
3.55%(b)	11/07/06	4,580	4,580,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (U.S. Bank LOC)
3.80%(b)	11/07/06	1,860	1,860,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank LOC)
3.75%(b)	11/07/06	1,110	1,110,000
Henderson Industrial Building RB (Shamrock Technologies Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.72%(b)(c)	11/07/06	396	396,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	2,320	2,320,000
Kentucky Economic Development Finance Authority Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2005 AMT DN
3.80%(b)	11/07/06	7,400	7,400,000
Pulaski County Solid Waste Disposal RB (National Rural Utilities for East Kentucky Power Project) Series 1993B AMT MB (National Rural Utilities Guaranty) (VMIG-1)
3.68%(b)	02/15/07	2,800	2,800,000

			27,311,000

Louisiana — 0.8%
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC)
3.66%(b)	11/07/06	2,150	2,150,000
Lafayette Educational Development Authority RB (Holt County Project) Series 1990 DN (Regions Bank LOC)
3.81%(b)	11/07/06	2,650	2,650,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC)
3.69%(b)	11/07/06	2,050	2,050,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC)
3.81%(b)	11/07/06	1,340	1,340,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank N.A. LOC)
3.66%(b)	11/07/06	2,530	2,530,000

			10,720,000

Maine — 0.1%
Maine Finance Authority RB (Brunswick Publishing Project) Series 2005 AMT DN (SunTrust Bank LOC)
3.66%(b)	11/07/06	1,900	1,900,000

Maryland — 2.6%
Maryland Community Development Administration Department of Housing & Community Development RB (Harbor City Project) Series 1990C DN (Mercantile Safe Deposit & Trust LOC)
3.63%(b)	11/07/06	3,130	3,130,000
Maryland Department of Housing & Community Development RB (Residential Housing Project) Series 2006D MB (MIG-1)
3.40%	03/07/07	6,000	6,000,000
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facility) Series 2006 AMT DN (M&T Bank LOC) (A-1)
3.66%(b)	11/07/06	5,650	5,650,000
Maryland Economic Development Corp. RB (E. John Schmitz Project) Series 2000 AMT DN (Mercantile Safe & Deposit LOC) (A-1+)
3.61%(b)	11/07/06	1,770	1,770,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	11/01/06	1,065	1,065,000
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	11/07/06	2,355	2,355,000
Maryland Economic Development Corp. RB (Pharmaceutics International Project) Series 2001A AMT DN (M&T Bank Corp. LOC) (A-1)
3.71%(b)	11/07/06	5,195	5,195,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.71%(b)	11/07/06	2,300	2,300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Maryland (continued)
Prince Georges County RB (Parsons Paper Facilities Project) Series 1987 DN (M&T Bank Corp. LOC)
3.85%(b)	11/30/06	$3,000	$3,000,000
Washington County RB (Conservit, Inc. Facility Project) Series 2004 DN (M&T Bank Corp. LOC)
3.71%(b)	11/03/06	2,170	2,170,000
Wicomico County Economic Development RB (Plymouth Tube Co. Project) Series 1996 AMT DN (Bank One N.A. LOC) (VMIG-1)
3.80%(b)	11/07/06	1,200	1,200,000

			33,835,000

Massachusetts — 7.0%
Massachusetts GO Series 2006B DN (A-1+, VMIG-1, F-1+)
3.63%(b)	11/01/06	55,835	55,835,000
Massachusetts Development Finance Agency Multi-Family Housing RB (Carleton Willard Village Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
3.56%(b)	11/07/06	16,935	16,935,000
Massachusetts State Development Finance Authority RB (Chelsea Homes Project) Series 2004A-1 MB (Bank of America LOC) (AAA)
2.90%	12/15/06	1,525	1,523,917
Mattapoisett GO Series 2006 BAN (A-1)
4.00%	12/01/06	4,600	4,601,636
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	5,165	5,192,233
Somerville GO Series 2006 BAN (SP-1+, MIG-1)
4.00%	12/18/06	1,545	1,545,887
West Boylston GO Series 2006 BAN
4.00%	12/22/06	1,800	1,800,964
Worcester GO Series 2006 BAN (SP-1+, MIG-1)
4.25%	11/10/06	5,000	5,001,170

			92,435,807

Michigan — 4.7%
ABN AMRO Munitops Certificates Trust RB Series 2006-61 DN (AMBAC Insurance, ABN AMRO SBPA) (F-1+)
3.60%(b)(c)	11/07/06	4,215	4,215,000
Detroit Economic Development Authority RB (Wachovia Merlots Trust Receipts) Series 2001A-90 AMT DN (AMBAC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.68%(b)(c)	11/07/06	2,500	2,500,000
Lakeview Community Schools RB (Aid Anticipatory Notes) Series 2006 MB
4.25%	08/20/07	2,070	2,076,522
Michigan Strategic Fund Limited Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	3,200	3,200,000
Michigan Strategic Fund Limited Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank N.A. LOC)
3.80%(b)	11/07/06	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.74%(b)	11/07/06	1,925	1,925,000
Michigan Strategic Fund Limited Obligation RB (Dow Chemical Project) Series 2003B-1 DN (A-2, P-2)
3.69%(b)	11/07/06	450	450,000
Michigan Strategic Fund Limited Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington Bank LOC)
3.90%(b)	11/07/06	1,635	1,635,000
Michigan Strategic Fund Limited Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
3.74%(b)	11/07/06	3,600	3,600,000
Michigan Strategic Fund Limited Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington Bank LOC)
3.86%(b)	11/07/06	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	2,920	2,920,000
Michigan Strategic Fund Limited Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC)
3.90%(b)	11/07/06	2,075	2,075,000
Michigan Strategic Fund Limited Obligation RB (PFG Enterprises, Inc. Project) Series 2001 AMT DN (Huntington National Bank LOC)
3.86%(b)	11/07/06	390	390,000
Michigan Strategic Fund Limited Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.74%(b)	11/07/06	2,445	2,445,000
Michigan Strategic Fund Limited Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC)
3.74%(b)	11/07/06	2,210	2,210,000
Michigan Strategic Fund Limited Olibgation RB (John A Van Bosch Company Project) Series 2006 AMT DN (Huntington National Bank LOC)
3.90%(b)	11/07/06	2,000	2,000,000
Oakland County Economic Development Corp. Limited Obligation RB (Academy of Sacred Heart Project) Series 2002 DN (Allied Irish Bank LOC) (VMIG-1)
3.65%(b)	11/07/06	7,665	7,665,000
Oakland County Economic Development Corp. RB (Exhibit Enterprises, Inc. Project) Series 2004 AMT DN (Comerica Bank LOC)
3.74%(b)	11/07/06	6,825	6,825,000
Oakland County Educational Limited Obligation RB Series 2000 AMT DN (Bank One N.A. LOC)
3.70%(b)	11/07/06	4,000	4,000,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC) (A-1)
3.74%(b)	11/07/06	10,600	10,600,000

			62,731,522

Minnesota — 0.2%
Becker IDRB (Plymouth Foam Project) Series 2004 AMT DN (Associated Bank N.A. LOC)
3.75%(b)	11/07/06	2,500	2,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Missouri — 1.5%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (Commerce Bank N.A. LOC)
3.75%(b)	11/07/06	$1,125	$1,125,000
Kansas City IDRB (Ewing Marion Kauffman Project) Series 1997A DN (A-1+)
3.64%(b)	11/01/06	9,600	9,600,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC)
3.70%(b)	11/07/06	1,920	1,920,000
St. Charles County IDRB (Patriot Machine, Inc. Project) Series 2002 AMT DN (U.S. Bank N.A. LOC)
3.72%(b)	11/07/06	3,275	3,275,000
St. Louis IDRB Series 2005A DN (Marshall & Ilsley Bank LOC) (A-1)
3.70%(b)	11/07/06	3,480	3,480,000

			19,400,000

Montana — 0.1%
Montana Housing Board RB (Wachovia Merlots Trust Receipts) Series 2002A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.65%(b)(c)	11/07/06	1,665	1,665,000

Multi-State — 2.6%
Clipper Tax-Exempt Certificates Trust RB (Certified Partner Multi-State Project) Series 2005-31 AMT DN (AMBAC Insurance, FSA Insurance, State Street Bank & Trust SBPA) (VMIG-1)
3.71%(b)(c)	11/07/06	12,255	12,255,000
Federal Home Loan Mortgage Corp. Variable Rate Demand Certificates (Multi-Family Housing Project) Series 2005A-M005 DN (Federal Home Loan Mortgage Corp. Guaranty) (AAA)
3.66%(b)	11/02/06	22,874	22,874,202

			35,129,202

Nevada — 0.3%
Clark County Airport RB (ABN-AMRO Munitops Trust Certificates) Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	05/24/07	4,000	4,000,000

New Hampshire — 2.0%
Durham GO Series 2006 TAN
4.25%	12/27/06	11,700	11,709,587
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC) (VMIG-1)
3.71%(b)	11/07/06	1,025	1,025,000
New Hampshire Business Finance Authority Industrial Facility RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank LOC) (A-1)
3.67%(b)	11/07/06	1,805	1,805,000
Rockingham County GO Series 2006 TAN (MIG-1)
4.00%	12/29/06	11,990	11,997,672

			26,537,259

New Jersey — 0.7%
Lincoln Park GO Series 2006 BAN (A-1)
4.25%	02/28/07	8,107	8,123,537
New Jersey Economic Development Authority RB (Citibank P-Float Trust Receipts) Series 2004 ROC-II-R-309 DN (Assured Guaranty Corp. Insurance, Citibank N.A. SBPA) (A-2, VMIG-1)
3.61%(b)(c)	11/07/06	630	630,000
University Medicine & Dentistry RB Series 2002B DN (AMBAC Insurance, University Credit Support, Fleet National Bank SBPA) (VMIG-1)
3.56%(b)	11/07/06	100	100,000

			8,853,537

New York — 6.6%
Erie County IDA RB (Orchard Park CCRC Inc. Project) Series 2006B DN (Soveriegn Bank LOC, Citizens Bank of Rhode Island LOC) (A-1+)
3.57%(b)	11/07/06	5,000	5,000,000
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC) (KBC Bank LOC) (A-1+)
3.56%(b)	11/07/06	3,400	3,400,000
Lancaster IDRB (Jiffy Tite Co., Inc. Project) Series 1997 AMT DN (Key Bank N.A. LOC)
3.71%(b)	11/07/06	1,135	1,135,000
Lewis County IDA RB (Climax Manufacturing Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1, VMIG-1)
3.63%(b)	11/07/06	1,730	1,730,000
Monroe County GO Series 2006 RAN
4.00%	04/16/07	10,000	10,017,400
New York City Transitional Financial Authority RB (New York City Recovery) Series 2002-3E DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.61%(b)	11/01/06	37,400	37,400,000
New York GO Series 2006H-2 DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.62%(b)	11/07/06	25,050	25,050,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC)
3.71%(b)	11/07/06	1,285	1,285,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank N.A. LOC) (A-1+)
3.69%(b)	11/07/06	1,810	1,810,000

			86,827,400

North Carolina — 9.9%
Charlotte Water & Sewer Systems RB Series 2006B DN (Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.54%(b)	11/07/06	78,000	78,000,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
3.69%(b)	11/07/06	1,190	1,190,000
North Carolina Housing Finance Agency RB Series 2002 ROC-II-R-175 DN (Citibank Liquidity Facility) (VMIG-1)
3.63%(b)(c)	11/07/06	2,100	2,100,000
North Carolina Housing Financing Agency RB (Homeownership Merlots) Series 2006B-12 DN (Wachovia Bank LOC) (VMIG-1)
3.65%(b)	11/07/06	9,010	9,010,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

35

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina (continued)
North Carolina Ports Authority Exempt Facilities RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.69%(b)	11/07/06	$1,260	$1,260,000
North Carolina State Ports Authority Facilities RB Series 2006A-2 DN (Bank of America N.A. LOC) (VMIG-1)
3.63%(b)	11/07/06	1,300	1,300,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.69%(b)	11/07/06	1,800	1,800,000
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 2003 AMT DN (Wachovia Bank N.A. LOC)
3.72%(b)	11/07/06	2,480	2,480,000
Wake County GO Series 2004 DN (Landesbank Hessen-Thuringen SBPA) (A-1+, VMIG-1)
3.54%(b)	11/07/06	33,250	33,250,000
Wake County Housing Finance Authority RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
3.67%(b)	11/07/06	700	700,000

			131,090,000

North Dakota — 0.7%
Mercer County Solid Waste Disposal RB (National Rural Utilities United Power Project) Series 1993U AMT DN (National Rural Utilities LOC) (A-1, P-1)
3.65%(b)	11/07/06	5,300	5,300,000
Mercer County Solid Waste Disposal RB (Rural Utilities Untied Power Project) Series 1995A AMT MB (A-1)
3.60%(b)	03/01/07	2,200	2,200,000
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.65%(b)(c)	11/07/06	1,745	1,745,000

			9,245,000

Ohio — 5.7%
Akron Income Tax RB (Community Learning Centers Project) Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.60%(b)(c)	11/07/06	2,000	2,000,000
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2006 BAN
3.80%	08/16/07	1,340	1,340,000
American Municipal Power, Inc. GO (Ohio, Inc. Project) Series 2005-2002 BAN
3.35%	11/02/06	2,000	2,000,000
American Municipal Power, Inc. GO (Shelby City Project) Series 2005B RAN
3.35%	11/16/06	2,000	2,000,000
American Municipal Power, Inc. GO (Shelby City Project) Series 2005 BAN
3.35%	11/16/06	830	830,000
Berea GO Series 2005 BAN
3.60%	12/20/06	1,925	1,925,499
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank N.A. LOC) (VMIG-1)
3.60%(b)	11/07/06	2,000	2,000,000
Cleveland Waterworks RB Series 2006 DN (Financial Security Assurance LOC, Dexia Credit Local SBPA)
3.54%(b)	11/07/06	8,600	8,600,000
Darke County GO Series 2006A BAN
4.25%	06/28/07	1,000	1,003,514
Delaware County Economic Development RB (The Columbus Zoological Park Associates, Inc. Project) Series 2003 DN (Huntington National Bank LOC)
3.80%(b)	11/07/06	10	10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC)
3.71%(b)	11/07/06	360	360,000
Franklin County Health Care Facilities RB (Ohio Presbyterian Improvement Project) Series 2006A DN (Huntington National Bank LOC) (A-1)
3.60%(b)	11/07/06	6,000	6,000,000
Franklin County Healthcare Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC)
3.70%(b)	11/07/06	770	770,000
Franklin County Hospital RB (Childrens Hospital Project) Series 2005A DN (National City Bank of Cleveland LOC) (VMIG-1)
3.60%(b)	11/07/06	950	950,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (J.P. Morgan Chase Bank LOC) (VMIG-1)
3.56%(b)	11/07/06	1,450	1,450,000
Hamilton County Hospital Facilities RB (Elizabeth Gamble Project) Series 2002A DN (Morgan Guaranty Trust LOC) (VMIG-1)
3.51%(b)	11/07/06	2,290	2,290,000
Harrison Township (Fire Department Project) Series 2006 BAN
3.85%	10/11/07	1,000	1,001,815
Huber Heights GO (Brandt Oike Village) Series 2006C BAN
4.00%	11/15/06	1,190	1,190,230
Huber Heights GO Series 2006B BAN
4.00%	11/15/06	1,057	1,057,204
Mahoning County IDRB (Serra Land Project) Series 1997 AMT DN (KeyBank N.A. LOC)
3.71%(b)	11/07/06	1,045	1,045,000
Ohio Housing Finance Agency Mortgage RB (Merlots Trust Receipts) Series 2005A-10 AMT DN (Wachovia Bank SBPA) (VMIG-1)
3.65%(b)(c)	11/07/06	3,555	3,555,000
Ohio State Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
3.80%(b)	11/07/06	8,000	8,000,000
Pepper Pike GO Series 2006 BAN
4.00%	05/31/07	2,614	2,617,637
Richland County Correctional Facilities GO Series 2006 BAN
4.14%	02/27/07	2,500	2,506,248

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

October 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (continued)
Richland County GO (Sanitation Sewer Improvement Project) Series 2005 BAN
4.25%	11/07/06	$1,310	$1,310,079
Seneca County GO Series 2005 BAN
4.00%	11/30/06	915	915,400
St. Mary’s MB (Sanitation Improvement Project) Series 2006 BAN
4.05%	06/06/07	867	868,240
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC)
3.70%(b)	11/07/06	440	440,000
Summit County IDRB (J&P Capital Project) Series 2001 AMT DN (Sky Bank LOC)
4.01%(b)	11/07/06	35	35,000
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC)
3.71%(b)	11/07/06	2,160	2,160,000
Toledo GO Certificates Trust Series 2004-18 MB (FGIC Insurance, State Aid Withholding Guaranty, ABN AMRO SBPA) (VMIG-1)
3.73%(b)(c)	06/14/07	9,995	9,995,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank LOC)
3.71%(b)	11/07/06	400	400,000
University of Cincinnati RB Series 2004B DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.56%(b)	11/07/06	4,640	4,640,000
Wood County Economic Development RB (Sun Seed Holding Co., Inc. Project) Series 2001A AMT DN (Sky Bank LOC)
4.55%(b)	11/07/06	115	115,000

			75,380,866

Oklahoma — 1.0%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project ) Series 1998 AMT DN (Bank One N.A. LOC)
3.68%(b)	11/07/06	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/02/06	1,685	1,685,000
Oklahoma County Finance Authority Multi-Family Housing RB (Sail Assoc. LLC Project) Series 2004 AMT DN (Federal Home Loan Bank Guaranty) (A-1+)
3.66%(b)	11/07/06	6,900	6,900,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2002B DN (ConocoPhillips Guaranty) (A-2, VMIG-2)
3.67%(b)	11/07/06	2,500	2,500,000

			13,935,000

Pennsylvania — 5.2%
Butler County IDRB (Concordia Lutheran) Series 2004A DN (Bank of America LOC) (A-1+)
3.57%(b)	11/07/06	14,155	14,155,000
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington Bank LOC)
3.90%(b)	11/07/06	2,240	2,240,000
Indiana County IDRB (Conemaugh Project) Series 1997A AMT DN (Bank One N.A. LOC) (VMIG-1)
3.67%(b)	11/07/06	1,800	1,800,000
Pennsylvania Economic Development Financing Authority RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
3.80%(b)	11/07/06	5,800	5,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004B AMT DN (Sunoco, Inc. Guaranty) (A-2)
3.74%(b)	11/07/06	8,500	8,500,000
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2003B DN (Allied Irish Bank PLC Liquidity Facility) (A-1, VMIG-1)
3.56%(b)	11/02/06	1,655	1,655,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen SBPA) (A-1+, VMIG-1)
3.60%(b)	11/07/06	3,800	3,800,000
Pennsylvania Housing Financing Agency For Single Family Mortgages RB Series 2006B-15 AMT DN (Wachovia Bank LOC) (A-1+)
3.65%(b)	11/07/06	5,300	5,300,000
Philadelphia City Gas Works RB Series 2006-6 DN (FSA Insurance, Multiple SBPA’s) (A-1+)
3.57%(b)	11/07/06	17,800	17,800,000
Venango IDRB Series 2006 TECP (Credit Locale de France LOC) (A-1+, P-1)
3.58%	12/04/06	8,376	8,376,000

			69,426,000

South Carolina — 1.7%
Greenwood County Exempt Facility IDRB Series 2004 AMT DN (Fuji Photo Film Co. Guaranty) (A-1+)
3.74%(b)	11/07/06	9,700	9,700,000
Ridgeland RB (Ridgeland LLC Project) Series 2006A AMT DN (Columbus Bank & Trust LOC) (F-1)
3.66%(b)	11/07/06	2,325	2,325,000
South Carolina Housing Finance & Development RB (Arrington Place Apartment Project) Series 2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
3.67%(b)	11/07/06	1,100	1,100,000
South Carolina Jobs Economic Development Authority RB (Finn Property LLC Project) Series 2006 AMT DN (Suntrust Bank LOC) (Aa2, VMIG-1)
3.67%(b)	11/07/06	3,000	3,000,000
South Carolina Jobs Economic Development Authority RB (Holcim U.S., Inc. Project) Series 2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
3.74%(b)	11/07/06	6,250	6,250,000

			22,375,000

South Dakota — 2.0%
South Dakota Housing Development Authority RB (Homeownership Mortgage Project) Series 2005I AMT MB (SP-1+)
4.50%	12/15/06	25,950	25,981,940

Tennessee — 1.3%
Chattanooga IDRB (T.B. Woods Inc. Project) Series 1997 AMT DN (M&T Bank LOC)
3.69%(b)	11/07/06	2,290	2,290,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

37

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Tennessee (continued)
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America LOC)
3.76%(b)	11/07/06	$1,700	$1,700,000
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
3.79%(b)	11/07/06	2,905	2,905,000
Jackson Health Educational & Housing Facility Board Multi-Family RB (East Pointe LLC Project) Series 2006 AMT DN (AEGON Guaranty) (A-1+)
3.91%(b)	11/07/06	5,100	5,100,000
Metropolitan Government of Nashville & Davidson County IDRB (Family LLC Project) Series 2002 AMT DN (SunTrust Bank LOC) (F-1+)
3.67%(b)	11/07/06	2,900	2,900,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC)
3.79%(b)	11/07/06	1,810	1,810,000

			16,705,000

Texas — 4.4%
Brazos River Harbor IDRB (Dow Chemical Ltd. Project) Series 2006 MB (A-2, P2)
3.65%	11/16/06	8,500	8,500,000
3.62%	12/11/06	2,500	2,500,000
El Paso Texas Housing Financing Corp. RB (Multi-Family Merlots) Series 2006G-1 AMT DN (Wachovia Bank LOC)
3.65%(b)(c)	11/07/06	4,000	4,000,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 MB (Chevron Corp. Guaranty) (A-1+, P-1)
3.63%(b)	02/15/07	5,010	5,010,000
Montgomery County IDRB (Sawyer Research Products, Inc. Project) Series 1995 AMT DN (KeyBank N.A. LOC)
3.75%(b)	11/07/06	751	751,000
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (A-1, P-1)
3.87%(b)	11/07/06	5,500	5,500,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank LOC)
3.69%(b)	11/07/06	3,000	3,000,000
South Plains Housing Corp. Single Family RB (Wachovia Merlots Trust Receipts) Series 2002A-11 AMT DN (Government National Mortgage Association Guaranty, Wachovia Bank N.A. SBPA) (VMIG-1)
3.65%(b)(c)	11/07/06	1,450	1,450,000
Texas GO Series 2006 RAN (SP-1+, MIG-1, F-1+)
4.50%	08/31/07	27,565	27,773,408

			58,484,408

Utah — 3.0%
Intermountain Power Agency Power Supply RB Series 1985E MB (AMBAC Insurance, Morgan Stanley Bank N.A. SBPA) (A-1, VMIG-1, F-1+)
3.53%	03/15/07	15,000	14,991,483
Utah Transportation Authority Sales Tax RB Series 2006A DN (Fortis Bank LOC) (A-1+, VMIG-1)
3.63%(b)	11/01/06	25,000	25,000,000

			39,991,483

Vermont — 0.6%
Vermont Educational & Health Buildings Financing Agency RB (Springfield Hospital Project) Series 2002A DN (Banknorth N.A. LOC) (VMIG-1)
3.60%(b)	11/07/06	8,310	8,310,000

Virginia — 2.9%
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (AmSouth Bank of Alabama LOC) (A-1)
3.72%(b)	11/07/06	2,600	2,600,000
Cabell Lifecare Facilities RB (Foster Foundation Project) Series 2003 DN (Huntington National Bank LOC)
3.80%(b)	11/07/06	4,350	4,350,000
Municipal Securities Trust Certificates (Virginia Housing Trust Certificates) Series 2006A AMT DN (Bear Stearns Capital Markets LOC) (VMIG-1)
3.64%(b)(c)	11/07/06	10,000	10,000,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC)
3.72%(b)	11/07/06	1,983	1,983,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
3.74%(b)	11/07/06	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (Branch Banking & Trust Co. LOC)
3.72%(b)	11/07/06	1,684	1,684,000
Virginia Housing Authority Development Authority RB (Merlots) Series 2006C-03 DN (Bank of New York SBPA) (A-1+)
3.65%(b)(c)	11/07/06	6,385	6,385,000
Virginia Housing Authority For Development RB (Merlots) Series 2006B-16 AMT DN (Wachovia Bank LOC) (A-1+)
3.65%(b)	11/07/06	5,325	5,325,000
Virginia Housing Development Authority RB (Commonwealth Mortgages, Merlots) Series 2006B-22 DN (Wachovia Bank LOC) (A-1+)
3.65%(b)(c)	11/07/06	4,405	4,405,000
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC)
3.95%(b)	11/07/06	84	84,000
Winchester Authority Residential Care Facility IDRB (Westminster-Cantenbury Project) Series 2005B DN (Branch Banking & Trust LOC) (VMIG-1)
3.59%(b)	11/07/06	300	300,000

			38,516,000

Washington — 0.3%
King County Sewer RB (Jr. Lien Multi-Modal) Series 2006 DN (MBIA Insurance) (A-1, VMIG-1)
3.55%(b)	11/07/06	2,900	2,900,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Washington (continued)
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC) (A-1+)
3.67%(b)	11/02/06	$595	$595,000

			3,495,000

West Virginia — 0.5%
West Virginia Housing Development Fund RB Series 2006B AMT DN (A-1+, VMIG-1)
3.67%(b)	11/07/06	6,000	6,000,000
West Virginia State Hospital RB (West Virginia Hospital Pooled Financing Program) Series 2001B-2 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.76%(b)	11/07/06	1,130	1,130,000

			7,130,000

Wisconsin — 1.0%
Germantown IDRB (Cambridge Major Labs Project) Series 2003 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	5,200	5,200,000
Kohler Village Solid Waste Disposal RB (Kohler Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
3.65%(b)	11/07/06	4,000	4,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC)
3.80%(b)	11/07/06	545	545,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One Wisconsin LOC)
3.80%(b)	11/07/06	2,100	2,100,000
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank N.A. LOC) (VMIG-1)
3.76%(b)	11/07/06	1,995	1,995,000

			13,840,000

Wyoming — 1.0%
Cheyenne IDRB (Grobet File Co., Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC)
3.70%(b)	11/07/06	2,200	2,200,000
Green River RB (Rhone-Poulenc LP Project) Series 1994 AMT DN (Commerce Bank LOC) (VMIG-1)
3.84%(b)	11/07/06	11,400	11,400,000

			13,600,000

TOTAL MUNICIPAL BONDS (Cost $1,226,405,955)			1,226,405,955

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 92.6% (Cost $1,226,405,955)			1,226,405,955

AFFILIATED INVESTMENTS — 7.0%
Austin Housing Financial Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty Services)
3.67%(b)(c)(d)	11/07/06	14,675	14,675,000
District of Columbia Housing Finance Agency RB Series 2004 PT-2391 DN (MBIA Insurance, Merrill Lynch & Co. SBPA)
3.67%(b)(c)(d)	11/02/06	2,415	2,415,000
East Housing Finance Corp. Multi-Family RB (Merrill Lynch P-Float Trust Receipts) Series 2005-PT 2952 AMT DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Captial Services SBPA)
3.67%(b)(c)(d)	11/07/06	4,315	4,315,000
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale SBPA)
3.69%(b)(c)	11/07/06	2,710	2,710,000
MuniMae Tax Exempt Board Subsidiary LLC RB (Merrill Lynch P-Float Trust Receipts) Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty)
3.67%(b)(c)(d)	11/07/06	22,630	22,630,000
Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen SBPA)
3.63%(b)(c)	11/07/06	3,610	3,610,000
Oregon Housing & Community Services RB (Merrill Lynch P-Float Trust Receipts) Series 2005-2879 DN (Merrill Lynch Capital Services SBPA)
3.67%(b)(c)(d)	11/07/06	24,495	24,495,000
Panhandle Regional Housing Finance RB Series 2004 PT-2086 AMT DN (Merrill Lynch & Co. Guaranty)
3.67%(b)(c)(d)	11/07/06	3,365	3,365,000
Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)
3.66%(b)(c)(d)	11/07/06	1,760	1,760,000
Virginia Beach RB (Merrill Lynch P-Float Trust Receipts) Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty)
3.67%(b)(c)(d)	11/07/06	3,745	3,745,000
Washington Housing Finance Community Multi-Family Housing RB (Merrill Lynch P-Floats Trust Receipts) Series 2005-3054 AMT DN (Merrill Lynch & Co. Guaranty)
3.67%(b)(c)(d)	11/07/06	8,385	8,385,000

TOTAL AFFILIATED INVESTMENTS (Cost $92,105,000)			92,105,000

TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost $1,318,510,955(a))			1,318,510,955
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%			5,863,228

NET ASSETS — 100.0%			$1,324,374,183

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

39

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONCLUDED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

(a)	Aggregate cost for federal income tax purposes.

(b)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 12.5% of its net assets, with a current market value of $165,256,000, in securities restricted as to resale.

(d)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 94.1%
California — 91.8%
ABN AMRO Munitops Certificates Trust GO Series 2005-26 MB (CIFG-TCRS Credit Support, ABN AMRO Bank N.V. SBPA) (F-1+)
3.69%(b)(c)	06/14/07	$24,995	$24,995,000
Alameda County RB (Morgan Stanley Trust Certificates) Series 2001-521 DN (MBIA Insurance, Morgan Stanley Dean Witter Liquidity Facility) (A-1+)
3.56%(c)	11/02/06	3,395	3,395,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Projects) Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
3.48%(c)	11/07/06	500	500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Projects) Series 2005M DN (Bank of Nova Scotia LOC) (A-1+)
3.48%(c)	11/07/06	1,800	1,800,000
Bay Area Toll Authority RB (San Francisco Bay Area Project) Series 2006B-1 DN (AMBAC Insurance, Citibank SBPA) (A-1+, VMIG-1, F-1+)
3.36%	11/02/06	4,300	4,300,000
Bay Area Toll Authority Toll Bridge RB Series 2006B-2 DN (XLCA Credit Support, Citibank N.A. SBPA) (A-1+, VMIG-1, F-1+)
3.36%(c)	11/07/06	10,500	10,500,000
Bear Stearns Municipal Securities Trust Certificates RB (228 Trust Certificates) Series 2005A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.65%(c)	11/07/06	10,125	10,125,000
Beaumont Utilities Authority RB (Waste Water Enterprise Project) Series 2001A DN (Union Bank of California & CALSTERS LOC) (A-1+)
3.48%(c)	11/07/06	4,800	4,800,000
California (State Of) TECP (Multiple LOC’s) (A-1, P-1)
3.50%	11/06/06	9,500	9,500,000
3.45%	11/07/06	10,000	10,000,000
3.50%	12/12/06	25,000	25,000,000
California Department of Water Resource Power Supply RB Series 2002 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.46%(c)	11/07/06	21,750	21,750,000
California Department of Water Resource Power Supply RB Series 2002B-2 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.53%(c)	11/01/06	13,600	13,600,000
California Department of Water Resource Power Supply RB Series 2002C-12 DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.41%(c)	11/07/06	8,300	8,300,000
California Department of Water Resource Power Supply RB Series 2002C-4 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.45%(c)	11/07/06	38,300	38,300,000
California Department of Water Resource Power Supply RB Series 2002C-6 DN (Kredietbank LOC) (A-1+, VMIG-1)
3.45%(c)	11/07/06	3,200	3,200,000
California Department of Water Resource Power Supply RB Series 2002C-7 DN (FSA Insurance, Dexia Credit SBPA) (A-1+, VMIG-1)
3.45%(c)	11/07/06	4,850	4,850,000
California Department of Water Resource Power Supply RB Series 2002C-9 DN (Citibank LOC) (A-1+, VMIG-1, F-1+)
3.40%(c)	11/07/06	49,510	49,510,000
California Department of Water Resource Power Supply RB Series 2005G-10 DN (FGIC Insurance, Depfa Bank PLC SBPA) (A-1+, VMIG-1)
3.46%(c)	11/07/06	13,000	13,000,000
California Department of Water Resource Power Supply RB Series 2005G-14 DN (FGIC Insurance, Landesbank Hessen-Thuringen Girozentrale & Bayerische Landsbank SBPA) (A-1, VMIG-1)
3.45%(c)	11/07/06	10,200	10,200,000
California Economic Recovery RB Series 2004C DN (J.P. Morgan Chase Bank SBPA) (A-1+, VMIG-1)
3.47%(c)	11/01/06	13,300	13,300,000
California Economic Recovery RB Series 2004C-10 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.45%(c)	11/07/06	11,010	11,010,000
California Economic Recovery RB Series 2004C-12 DN (Lloyds Bank SBPA) (A-1+, VMIG-1)
3.39%(c)	11/07/06	6,100	6,100,000
California Economic Recovery RB Series 2004C-16 DN (FSA Insurance, State Guaranteed, Dexia Credit Local SBPA) (A-1+, VMIG-1, F-1+)
3.45%(c)	11/07/06	3,500	3,500,000
California Economic Recovery RB Series 2004C-20 DN (XLCA Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.45%(c)	11/07/06	8,795	8,795,000
California Economic Recovery RB Series 2004C-21 DN (XLCA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.47%(c)	11/07/06	3,900	3,900,000
California Educational Facilities Authority RB (Art Center Design College Project) Series 2002A DN (M&T Bank Corp. SBPA) (A-1+, VMIG-1)
3.42%(c)	11/07/06	3,545	3,545,000
California Educational Facilities Authority RB (California Institute of Technology Project) Series 2006B DN (XLCA Insurance, Dexia Group SBPA) (A-1+)
3.30%(c)	11/07/06	25,000	25,000,000
California Educational Facilities Authority RB (Carnegie Institution Washington) Series 2006A DN (SunTrust Bank SBPA) (A-1+, VMIG-1)
3.45%(c)	11/07/06	6,000	6,000,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN (A-1+, VMIG-1)
3.41%(c)	11/07/06	2,000	2,000,000
California GO (ABN-AMRO Munitops Trust Certificates) Series 2003 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1, F-1+)
3.59%(b)(c)	11/07/06	7,500	7,500,000
California GO (Kindergarten-University Project) Series 2004A-3 DN (Citibank LOC) (A-1+, VMIG-1)
3.50%(c)	11/01/06	7,400	7,400,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

41

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
California GO (Kindergarten-University Project) Series 2004A-5 DN (Citibank LOC) (A-1+, VMIG-1, F-1+)
3.45%(c)	11/01/06	$3,100	$3,100,000
California GO (Kindergarten-University Public Project) Series 2002B-5 DN (State Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
3.40%(c)	11/07/06	3,200	3,200,000
California GO Series 2002 DN (XLCA Credit Support, Morgan Stanley Dean Witter Liquidity Facility) (VMIG-1)
3.56%(c)	11/07/06	3,705	3,705,000
California GO Series 2003 DN (Landesbank Hessen Thuringen Girozentrale LOC) (A-1+, VMIG-1, F-1+)
3.41%(c)	11/07/06	6,100	6,100,000
California GO Series 2003A-2 DN (J.P. Morgan Chase LOC) (A-1+, VMIG-1)
3.45%(c)	11/01/06	3,100	3,100,000
California GO Series 2003B-1 DN (BNP Paribas, Bank of New York LOC) (A-1+, VMIG-1, F-1+)
3.40%(c)	11/07/06	15,000	15,000,000
California GO Series 2003B-3 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.45%(c)	11/07/06	3,200	3,200,000
California GO Series 2005B-5 DN (Depfa Bank LOC) (A-1+, VMIG-1, F-1+)
3.40%(c)	11/07/06	8,200	8,200,000
California GO Series 2006 TECP (Multiple LOC’s)
3.44%	12/05/06	15,000	15,000,000
3.43%	12/07/06	7,500	7,500,000
California Health Facilities Finance Authority RB (Sutter Health System Project) Series 1996B DN (AMBAC Insurance, KBC Bank SBPA) (A-1+, VMIG-1)
3.45%(c)	11/01/06	2,775	2,775,000
California Health Facilities Financing Authority RB (Kaiser Permannente) Series 2006C DN (A-1, F-1)
3.45%(c)	11/07/06	10,000	10,000,000
California Health Facilities Financing Authority RB Series 2002-591 DN (Morgan Stanley Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	7,900	7,900,000
California Health Financing Authority (Hospital Adventist) Series 1998A DN (MBIA Insured, Calster’s SBPA) (A-1+, VMIG-1)
3.47%(c)	11/01/06	7,175	7,175,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, J.P. Morgan Chase SBPA) (A-1+, VMIG-1)
3.58%(c)	11/07/06	2,500	2,500,000
California Infrastructure & Economic Development Bank RB (Contemporary Jewish Museum Project) Series 2006 DN (Bank of America LOC) (VMIG-1)
3.42%(c)	11/07/06	5,000	5,000,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County) Series 2006 DN (Wells Fargo Bank LOC) (F-1+)
3.38%(c)	11/07/06	2,000	2,000,000
California Infrastructure RB Series 2006K-61 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.48%(b)(c)	11/01/06	9,300	9,300,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Company) Series 1996C DN (Bank America LOC) (A-1+, VMIG-1)
3.48%(c)	11/01/06	22,300	22,300,000
California State Department of Veteran Affairs RB (Home Purchase Project) Series 2003 DN (State Street B&T Co. SBPA) (VMIG-1, F-1+)
3.40%(c)	11/07/06	10,000	10,000,000
California State Department of Water & Resources Power Supply RB Series 2002C-5 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.45%(c)	11/07/06	9,040	9,040,000
California State Department of Water Resources & Power Supply RB Series 2005G-1 DN (Bank of Nova Scotia LOC) (A-1+, VMIG-1)
3.46%(c)	11/07/06	6,200	6,200,000
California State Department of Water Resources & Power Supply RB Series 2005G-4 DN (FSA Insurance, Morgan Stanley Bank SBPA) (A-1, VMIG-1)
3.45%(c)	11/07/06	8,400	8,400,000
California State Department of Water Resources Power Supply RB Series 2005G-11 DN (FSA Insurance, KBC Bank & Morgan Stanley Bank Liquidity Facility) (A-1, VMIG-1, F-1+)
3.41%(c)	11/07/06	18,300	18,300,000
California State Department of Water Resources Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank LOC) (A-1+, VMIG-1, F-1+)
3.45%(c)	11/07/06	6,800	6,800,000
California State Department of Water Resources Power Supply RB Series 2005G-6 DN (FSA Insurance, Calyon & Societe General Liquidity Facility) (A-1+, VMIG-1)
3.46%(c)	11/07/06	6,850	6,850,000
California State Department Water Reserve Power Supply RB Series 2005F-1 DN (Lloyds TSB Bank PLC LOC) (A-1+, VMIG-1, F-1+)
3.36%(c)	11/01/06	5,305	5,305,000
California State Economic Recovery GO Series 2004-933 DN (Morgan Stanley Liquidity Facility) (A-1, AA-)
3.56%(b)(c)	11/07/06	18,745	18,745,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.44%(c)	11/02/06	6,035	6,035,000
California Statewide Community Development Authority RB (Cathedral High School Project) Series 2003 DN (Allied Irish Bank PLC LOC) (VMIG-1)
3.35%(c)	11/01/06	5,360	5,360,000
California Transportaion Financing Authority RB Series 1997 DN (FSA Insurance, Credit Suisse First Boston SBPA) (A-1)
3.45%(c)	11/07/06	14,385	14,385,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
Chaffey Community College District GO Series 2005-1132 DN (MBIA Insurance, Morgan Stanley Liquidity Facility) (F-1+)
3.56%(b)(c)	11/07/06	$13,535	$13,535,000
Coast Community College District GO (Stars Certificates) Series 2006-165 DN (FSA Insurance, BNP Paribas Liquidity Facility) (VMIG-1)
3.62%(b)(c)	11/02/06	14,685	14,685,000
Coast Community College District GO Series 2006-45 DN (FSA Insurance, Goldman Sachs Liquidity Facility) (F-1+)
3.62%(b)(c)	11/02/06	16,495	16,495,000
Coast Community College District GO Series 2006Z-58 DN (FSA Insurance, Goldman Sachs Liquidity Facility)
3.62%(b)(c)	11/02/06	4,885	4,885,000
Contra Costa County GO Series 2005 TRAN (SP-1+, MIG-1)
4.50%	12/07/06	7,000	7,008,156
Coronado Community Development Agency RB Series 2005 ROC-RR-II-451 DN (AMBAC Insurance, Citibank LOC) (A-1+)
3.57%(b)(c)	11/07/06	6,900	6,900,000
East Bay Municipal Utility District Water System Subordinated RB Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.40%(c)	11/07/06	12,200	12,200,000
Eclipse Funding Trust GO (Solar Eclipse-California State Project) Series 2005-0004 DN (MBIA Insurance, U.S. Bank N.A. Liquid Facility) (F-1+)
3.55%(b)(c)	11/07/06	9,070	9,070,000
Eclipse Funding Trust GO (Solar Eclipse-California State Project) Series 2006-0011 DN (Kredietbank LOC) (VMIG-1)
3.55%(b)(c)	11/07/06	23,005	23,005,000
Eclipse Funding Trust GO (Sonoma County Junior College District) Series 2006-0014 DN (FSA Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.55%(b)(c)	11/07/06	10,000	10,000,000
Fontana Public Financing Authority for Tax Allocation RB (Putters Project) Series 2005-707 DN (AMBAC Insurance, J.P. Morgan Chase Bank Liquidity Facility) (A-1+)
3.59%(b)(c)	11/07/06	1,985	1,985,000
Foothill Easton Transportation RB Series 2006D DN (Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.43%(b)(c)	11/01/06	11,975	11,975,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.58%(b)(c)	11/07/06	2,775	2,775,000
Glendale Hospital RB Series 2002-590 DN (MBIA Insured, Morgan Stanley Group LOC) (A-1+)
3.60%(c)	11/07/06	6,690	6,690,000
Golden State Tobacco Settlement Securitization Corp. RB Series 2004 ROC-RR-II-285X DN (Citibank Liquidity Facility, XLCA Insurance) (AAA)
3.59%(b)(c)	11/02/06	4,995	4,995,000
Golden State Tobacco Settlement Securitization Corp. RB Series 2004 ROC-RR-II-287X DN (CITG-TCRS, Citibank Liquidity Facility) (A-1+)
3.59%(b)(c)	11/02/06	3,540	3,540,000
Golden State Tobacco Settlement Trust Certificates RB Series 2006A-7026 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.61%(b)(c)	11/02/06	5,000	5,000,000
Grossmont Unified High School District RB (Stars Certificates) Series 2006-163 DN (MBIA Insurance, BNP Paribas Liquidity Facility) (VMIG-1)
3.62%(b)(c)	11/02/06	4,855	4,855,000
Grossmont Unified High School RB (School District Project) DN (MBIA Insured, BNP Paribas Liquid Facility) (VM1G1)
3.62%(b)(c)	11/02/06	1,465	1,465,000
Grossmont-Cuyamaca Community College District GO Series 2005-1130 DN (FGIC Insurance, J.P. Morgan Chase Bank Liquidity Facility) (VMIG-1)
3.56%(b)(c)	11/07/06	9,000	9,000,000
Irvine Improvement Board Act 1915 RB Series 2006 DN (KBC Bank N.V. LOC) (VMIG-1, F-1+)
3.48%(c)	11/01/06	10,100	10,100,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC) (VMIG-1)
3.46%(c)	11/07/06	1,780	1,780,000
Long Beach Health Facilities RB (Memorial Health Services) Series 1991 DN (A-1+, VMIG-1)
3.40%(c)	11/07/06	7,040	7,040,000
Los Angeles Community College District GO Series 2005A DN (FSA Credit Support, ABN AMRO Bank SBPA) (AAA, F-1+)
3.59%(c)	11/02/06	9,830	9,830,000
Los Angeles County GO Series 2006A TRAN (SP-1+, VMIG-1, F-1+)
4.50%	06/29/07	10,000	10,063,490
Los Angeles County Schools GO Series 2006A TRAN (SP-1+)
4.50%	06/29/07	3,000	3,019,047
Los Angeles Department of Airports RB (Los Angeles International Airport Project) Series 2002C-1 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1, F-1+)
3.41%(c)	11/07/06	3,300	3,300,000
Los Angeles Department of Water & Power RB (Eagle Tax Exempt Trust Receipts) Series 2006A DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.58%(b)(c)	11/07/06	4,355	4,355,000
Los Angeles GO Series 2006 TRAN (SP-1+, MIG-1, F-1+)
4.50%	06/29/07	15,000	15,071,284
Los Angeles Unified School District GO (ABN AMRO Munitops Trust Receipts) Series 2005-36 MB (Kredietbank LOC) (F-1+, AAA)
3.69%(b)(c)	06/14/07	10,000	10,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

43

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
Los Angeles Unified School District GO (ABN-AMRO Munitops Trust Certificates) Series 1999C DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.57%(b)(c)	11/07/06	$1,500	$1,500,000
Los Angeles Wastewater Systems RB Series 2002A DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.56%(c)	11/07/06	5,000	5,000,000
Los Angeles Water & Power RB (Power Systems Project) Series 2002A-5 DN (National Australia Bank, Lloyds Bank & Fortis Bank SBPA) (A-1+, VMIG-1)
3.40%(c)	11/07/06	6,475	6,475,000
Los Angeles Water & Power Systems RB Series 2002A-1 DN (National Australia, Lloyds Bank & Fortis Bank SBPA) (A-1+, VMIG-1, F-1+)
3.40%(c)	11/02/06	3,400	3,400,000
Madera Financing Authority RB Series 2005A DN (Credit Locale de France LOC) (A-1+)
3.49%(c)	11/01/06	2,000	2,000,000
Manteca Redevelopment Agency Tax Allocation RB (Amended Merged Project) Series 2005 DN (XLCA Insurance, State Street, B&T Co. SBPA) (A-1+)
3.49%(c)	11/01/06	5,000	5,000,000
Metropolitan Water Distribution Southern California Waterworks RB Series 1996A DN (AMBAC Insurance, Lloyds Bank SBPA) (A-1+, VMIG-1)
3.38%(c)	11/07/06	3,500	3,500,000
Metropolitan Water District of Southern California RB Series 2001B2 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.40%(c)	11/07/06	16,000	16,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2001C-2 DN (Westdeutsche Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.45%(c)	11/01/06	4,100	4,100,000
Metropolitan Water District of Southern California Waterworks RB Series 2002B DN (Lloyds TSB Bank PLC LOC) (A-1+, VM1G1)
3.40%(c)	11/07/06	6,000	6,000,000
Metropolitan Water District of Southern California Waterworks RB Series 2004A-1 DN (J.P. Morgan Chase Bank Liquidity Facility) (A-1+, VMIG-1, F-1)
3.40%(c)	11/07/06	31,610	31,610,000
Metropolitan Water District of Southern California Waterworks RB Series 2004C DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.35%(c)	11/07/06	5,500	5,500,000
Metropolitan Water District of Southern California Waterworks RB Series 2005B-2 DN (Citibank LOC) (A-1+, VMIG-1, F-1+)
3.45%(c)	11/07/06	4,200	4,200,000
Metropolitan Water District of Southern California Waterworks RB Series 2006-1477 DN (FSA Insurance, Morgan Stanley Liquidity Facility) (A-1)
3.56%(b)(c)	11/02/06	7,100	7,100,000
MSR Public Power Agency RB (San Juan Project) Series 1998F DN (MBIA Insurance, Bank One N.A. SBPA) (A-1+, VMIG-1)
3.47%(c)	11/01/06	4,615	4,615,000
Peralta Community College District GO Series 2006X-1264 DN (FSA Insured, Morgan Stanley Liquidity Facility) (VMIG-1)
3.56%(b)(c)	11/07/06	7,745	7,745,000
Pleasanton COP (Assisted Living Facilities Financing Project) Series 2005 DN (Citibank LOC) (A-1+)
3.48%(c)	11/07/06	2,500	2,500,000
Rancho Santiago GO Series 2006 DN (FSA Insurance, Bear Stearns Capital Markets Liqudity Facility) (VMIG-1)
3.65%(b)(c)	11/01/06	5,300	5,300,000
Sacramento City Financing Authority RB Series 2006Z-3 DN (FGIC Insurance, Goldman Sachs Special Services Liquidity Facility) (AAA, F-1+)
3.62%(b)(c)	11/07/06	5,170	5,170,000
Sacramento Municipal Utility District RB (Macon Trust Certificates) Series 2002M DN (AMBAC Insurance, Kredietbank N.V. LOC) (A-1+)
3.56%(b)(c)	11/07/06	3,975	3,975,000
Sacramento Municipal Utility District RB Series 2000A DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.58%(b)(c)	11/07/06	1,100	1,100,000
San Bernardino Community College RB Series 2006-76 DN (FSA Insurance, Goldman Sachs LOC) (F-1+)
3.59%(b)(c)	11/02/06	3,195	3,195,000
San Diego Unified School District RB Series 2004 DN (MBIA Insured, Morgan Stanley Liquidity Facility) (AAA, A-)
3.56%(c)	11/07/06	5,215	5,215,000
San Francisco City & County Unified School District GO Series 2005 RR-II-R-6060 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.57%(b)(c)	11/07/06	1,815	1,815,000
San Francisco County Transportation TECP (Landesbank Baden-Wuerttemberg SBPA) (A-1+, P-1)
3.58%	12/07/06	6,250	6,250,000
San Mateo County GO Series 2006 ROC-II-R DN (MBIA Insurance, Wells Fargo Bank Liquidity Facility) (VMIG-1)
3.61%(b)(c)	11/02/06	1,000	1,000,000
Santa Clara County East Side Unified High School District GO Merlots Series 2006B-28 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
3.58%(b)(c)	11/01/06	4,510	4,510,000
Santa Clara Financing Authority Lease RB (VMC Facilities Replacement Project) Series 1985B DN (J.P. Morgan Chase Bank SBPA) (A-1, VMIG-1)
3.40%(c)	11/07/06	7,000	7,000,000
Sonoma County Junior College District GO Series 2006-1466 DN (FSA Insurance, Morgan Stanley Liquidity Facility) (A-1)
3.56%(b)(c)	11/07/06	3,505	3,505,000
Tahoe Forest Hospital District RB (Health Facility Project) Series 2002 DN (U.S. Bank N.A. LOC) (VMIG-1)
3.49%(c)	11/01/06	5,600	5,600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (continued)
University of California RB Series 2006-1425 DN (AMBAC Insurance, Morgan Stanley Liquidity Facility) (A-1)
3.56%(c)	11/07/06	$18,900	$18,900,000
Ventura County GO Series 2006 TRAN (SP-1+, VMIG-1)
4.50%	07/02/07	15,000	15,077,006
Yosemite Community College District GO (Eagle Tax Exempt Trust Receipts) Series 2005 A DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+, AAA)
3.58%(b)(c)	11/07/06	5,840	5,840,000

			1,072,468,983

Puerto Rico — 2.3%
Commonwealth of Puerto Rico Electric Power Authority RB (Trust Receipts) Series 2002-1 DN (MBIA Insurance, Bank of New York SBPA) (A-1+)
3.57%(b)(c)	11/07/06	2,195	2,195,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 1997 DN (Societe Generale LOC) (A-1+)
3.55%(b)(c)	11/07/06	1,300	1,300,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB (Merlots) Series 2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
3.32%(b)(c)	11/15/06	2,995	2,995,000
Commonwealth of Puerto Rico RB Series 2006 TRAN (Multiple LOC’s) (SP-1+, MIG-1)
4.50%	07/30/07	9,000	9,065,245
Commonweatlh of Puerto Rico Power Authority RB Series 1997 SGA-44 DN (Societe Generale LOC) (A-1+)
3.55%(c)	11/07/06	3,035	3,035,000
Puerto Rico HFA (Floater Trust Receipts) Series 2006K-48 DN (Lehman Liquidity Co. Liquidity Facility, HUD Loan Guaranty) (Aa3, VMIG-1)
3.60%(b)(c)	11/07/06	8,500	8,500,000

			27,090,245

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.1% (Cost $1,099,559,228)			1,099,559,228

AFFILIATED INVESTMENTS — 5.4%
Bay Area Toll Authority Toll Bridge RB Series 2006MT-238 DN (Liquidity Facility, Depfa Bank PLC)
3.72%(b)(c)	11/01/06	15,000	15,000,000
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank-Hessen SBPA)
3.57%(b)(c)	11/07/06	9,700	9,700,000
Clovis County Unified School District GO (Merrill Lynch P-Float Trust Receipts) Series 2005-PZ-42 DN (FGIC Insurance, Merrill Lynch Capital Services SBPA)
3.62%(b)(c)(d)	11/07/06	1,330	1,330,000
Eclipse Funding Trust GO (Solar Eclipse-Los Angeles Unified School District) Series 2006-0018 DN (FGIC Insurance, U.S. Bank N.A. Liquidity Facility)
3.58%(c)	11/07/06	5,265	5,265,000
Golden State Tobacco Securitization Corp. RB (California Tobacco Settlement-Spears) Series 2006D-195 DN (FGIC Insurance, Deutsche Bank A.G. Liquidity Facility)
3.61%(b)(c)	11/07/06	2,075	2,075,000
Golden State Tobacco Securitization Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)
3.61%(b)(c)(d)	11/02/06	2,200	2,200,000
Golden State Tobacco Securitization Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)
3.61%(b)(c)(d)	11/07/06	2,740	2,740,000
Pleasant Valley School District of Ventura County GO (Merrill Lynch P-Float Trust Receipts) Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA)
3.57%(b)(c)	11/07/06	5,850	5,850,000
San Diego Public Facilities Financing Authority Lease RB (Merrill Lynch P-Float Trust Receipts) Series 2002 PPT-1002C DN (AMBAC Insured, Merrill Lynch Capital Services SBPA)
3.61%(b)(c)(d)	11/02/06	9,875	9,875,000
Tobacco Settlement Financing Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2005 PA-1288 DN (Merrill Lynch Capital Services SBPA)
3.62%(b)(c)(d)	11/07/06	2,000	2,000,000
West Covina Unified School District GO Series 2003-03-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility)
3.57%(b)(c)	11/07/06	6,825	6,825,000

TOTAL AFFILIATED INVESTMENTS (Cost $62,860,000)			62,860,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

45

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONCLUDED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

VALUE
TOTAL INVESTMENTS IN SECURITIES — 99.5% (Cost $1,162,419,228(a))	$1,162,419,228
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%	5,525,471

NET ASSETS — 100.0%	$1,167,944,699

(a)	Aggregate cost for federal income tax purposes.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 30.0% of its net assets, with a current market value of $351,300,000, in securities restricted as to resale.

(c)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

(d)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 93.9%
New York — 93.1%
Batavia City School District GO Series 2006 BAN
4.25%	11/02/07	$2,401	$2,414,917
Canandaigua City School District GO Series 2006 BAN (State Aid Withholding LOC)
4.00%	10/18/07	1,700	1,707,095
Catskill Central School District GO Series 2006 BAN (State Aid Withholding LOC)
4.25%	06/28/07	1,000	1,004,222
Cayuga County Hospital Improvement Corp. Lehman COP Series 200D-L1 DN (Lehman Liquidity LLC SBPA) (A-1+)
3.60%(b)(c)	11/07/06	955	955,000
City of New York GO (Morgan Stanley Trust Receipts) Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.58%(b)(c)	11/07/06	9,644	9,643,750
City of New York Housing Development Corp. RB (Residential East 17th Street Project) Series 1993A DN (Chemical Bank LOC) (A-1+)
3.61%(c)	11/01/06	4,600	4,600,000
City of New York IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.62%(c)	11/07/06	2,000	2,000,000
City of New York IDA Civic Facilities RB (French Institute Alliance Project) Series 2005 DN (M&T Bank LOC) (VMIG-1)
3.63%(c)	11/07/06	2,340	2,340,000
City of New York IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank LOC) (VMIG-1)
3.58%(c)	11/07/06	1,600	1,600,000
City of New York IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank LOC) (VMIG-1)
3.58%(c)	11/07/06	2,625	2,625,000
City of New York Municipal Water Finance Authority RB (Water & Sewer Systems Project) Series 2002C-1 DN (State Street Bank & Trust LOC) (A-1+, VMIG-1)
3.61%(c)	11/01/06	1,500	1,500,000
City of New York Transitional Finance Authority Financing RB (Eagle Trust Receipts) Series 2000 DN (Citibank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	9,900	9,900,000
City of New York Transitional Finance Authority Financing RB (Eagle Trust Receipts) Series 2001 DN (Citibank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	3,300	3,300,000
City of New York Transitional Finance Authority Financing RB (Future Tax Secured Bonds) Series 1998C DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.64%(c)	11/01/06	3,500	3,500,000
City Of New York Transitional Finance Authority Future Tax Secured RB Series 2001A DN (J.P. Morgan Chase Bank SBPA) (A-1+, VMIG-1)
3.54%(c)	11/07/06	5,300	5,300,000
City of New York Transitional Finance Authority RB (New York City Recovery Project) Series 2002-1-1C DN (J.P. Morgan Chase Bank LOC) (A-1+, VMIG-1)
3.64%(c)	11/01/06	320	320,000
Dormitory Authority of the State of New York RB (Mental Health Services Project) Series 2003D-2G DN (Bank of Nova Scotia LOC) (A-1)
3.52%(c)	11/07/06	7,100	7,100,000
Dormitory Authority RB (Glen Eddy, Inc. Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
3.55%(c)	11/07/06	4,480	4,480,000
Dormitory Authority RB (Merlots Trust Receipts) Series 2001A-30 DN (AMBAC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.59%(b)(c)	11/07/06	2,975	2,975,000
Dormitory Authority RB (Merlots Trust Receipts) Series 2003 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.59%(b)(c)	11/07/06	7,160	7,160,000
Dormitory Authority RB Series 2001D DN (MBIA Insurance, Bank of America SBPA) (A-1+)
3.59%(b)(c)	11/07/06	1,900	1,900,000
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 DN (KeyBank N.A. LOC)
3.64%(c)	11/07/06	2,300	2,300,000
Erie County IDA RB (Orchard Park CCRC Inc. Project) Series 2006B DN (Soveriegn Bank LOC, Citizens Bank of Rhode Island LOC) (A-1+)
3.57%(c)	11/07/06	8,600	8,600,000
Fayetteville-Manlius Central School District GO Series 2006 BAN
4.00%	11/02/07	400	401,544
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC)
3.64%(c)	11/07/06	2,690	2,690,000
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC) (KBC Bank LOC) (A-1+)
3.56%(c)	11/07/06	5,995	5,995,000
Ithaca City School District GO Series 2006 RAN
4.38%	06/29/07	1,900	1,907,679
Jay Street Development Corporation Courts Facilities RB (Jay Street Project) Series 2003A-4 MB (Depfa Bank PLC LOC) (A-1+, VMIG-1)
3.55%(c)	11/01/06	3,630	3,630,000
Katonah Lewisboro Unified Free School District GO Series 2006 BAN
4.50%	07/20/07	3,050	3,065,747
Liberty Development Corp. RB Series 2006-1251 DN (Morgan Stanley SBPA) (VMIG-1)
3.58%(b)(c)	11/07/06	13,700	13,700,000
Long Island Power Authority RB (Munitops Certificates Trust) Series 2006-15 DN (XLCA Insurance, ABN AMRO SBPA) (F-1+)
3.59%(b)(c)	11/07/06	7,500	7,500,000
Metropolitan Transportation Authority RB Series 2005 DN (Fortis Bank LOC) (VMIG-1)
3.56%(c)	11/07/06	10,150	10,150,000
Metropolitan Transportation Authority RB (Piper Jaffray Trust Certificates) Series 2002F DN (Bank of New York LOC) (VMIG-1)
3.59%(b)(c)	11/07/06	5,667	5,667,000
Monroe County GO Series 2006 RAN
4.00%	04/16/07	10,000	10,017,400

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

47

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (continued)
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (J.P. Morgan Chase Bank LOC) (VMIG-1)
3.54%(c)	11/07/06	$2,295	$2,295,000
Monroe County IDA Civic Facility RB (Sigal Center Project) Series 2004 DN (M&T Bank Corp. LOC) (VMIG-1)
3.63%(c)	11/07/06	1,700	1,700,000
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC) (A-1)
3.61%(c)	11/07/06	2,665	2,665,000
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Sovereign Bank LOC, Comerica Bank LOC) (VMIG-1)
3.58%(c)	11/07/06	2,500	2,500,000
Nassau County Intermediate Finance Authority RB Series 2002B DN (FSA Insurance, Banque Nationale de Paribas SBPA) (A-1+, VMIG-1)
3.49%(c)	11/07/06	300	300,000
New Rochelle City School District GO Series 2006 TAN
4.38%	06/29/07	3,500	3,513,932
New York City Convention Center Series 2006-0004 DN (AMBAC Insurance, U.S. Bank Liquidity Facility) (VMIG-1)
3.57%(b)(c)	11/07/06	5,700	5,700,000
New York City GO Subseries 2006H-1 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.60%(c)	11/01/06	4,000	4,000,000
New York City IDRB Series 2006-1466 DN (FGIC Insurance, J.P. Morgan Chase Liquidity Facility) (VMIG-1)
3.60%(b)(c)	11/07/06	4,500	4,500,000
New York City IDRB Series 2006-523CE ROC-RR-II-R DN (Citibank Liquidity Facility, Citigroup Guaranty) (VMIG-1)
3.59%(b)(c)	11/07/06	2,200	2,200,000
New York City Municipal Finance Authority Water & Sewer System RB Putter Series 2006-1226 DN (Morgan Stanley Liquidity Facility) (VMIG-1)
3.58%(b)(c)	11/07/06	8,700	8,700,000
New York City Municipal Finance Authority Water & Sewer System RB Putter Series 2006-1263 DN (FSA Insurance, PB Capital Liquidity Facility) (A-1)
3.60%(b)(c)	11/07/06	5,870	5,870,000
New York City Transitional Finance Authority RB (Future Tax Secured Bonds Project) Series 1999B-3 DN (Banc One LOC) (A-1+, VMIG-1)
3.54%(c)	11/07/06	7,100	7,100,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) (WestLB AG SBPA) Series 1998A-1 DN (A-1+, VMIG-1)
3.54%(c)	11/07/06	8,430	8,430,000
New York City Transitional Finance Authority RB Series 2001B DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.58%(c)	11/01/06	1,700	1,700,000
New York City Transitional Finance Authority RB Series 2001C DN (Landesbank Baden-Wurttenberg Liquidity Facility) (A-1+, VMIG-1)
3.50%(c)	10/31/06	8,000	8,000,000
New York City Water & Sewer RB (Munitops Trust Certificates) Series 2006-3 DN (XLCA Insurance, ABN-AMRO Bank N.V. SPA) (VMIG-1)
3.59%(b)(c)	11/07/06	8,330	8,330,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2004F-2C DN (FSA Insured, Dexia Credit Local SBPA) (AAA, AAA)
3.54%(c)	11/07/06	6,600	6,600,000
New York Environmental Facilities Corp. RB (Clean Water & Drinking Project) Putters Series 2006-1372 DN (J.P. Morgan Chase Bank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	7,750	7,750,000
New York Environmental Facility Clean Water & Drinking RB (Merlots Trust Receipts) Series 2004B DN (Wachovia Bank N.A. SBPA) (A-1)
3.59%(b)(c)	11/07/06	5,380	5,380,000
New York GO Putters Series 2006-1299 DN (FSA Insurance, J.P. Morgan Chase Bank SBPA) (A-1+)
3.60%(b)(c)	11/07/06	5,365	5,365,000
New York GO Putters Series 2006-1318 DN (AMBAC Insurance, J.P. Morgan Chase Bank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	2,000	2,000,000
New York GO Series 2005E-3 DN (Bank of America LOC) (A-1+, VMIG-1)
3.54%(c)	11/07/06	700	700,000
New York GO Series 2006I-4 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.57%(c)	11/07/06	5,000	5,000,000
New York GO Series 2006I-7 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.57%(c)	11/07/06	22,000	22,000,000
New York Housing Finance Agency RB (10 Barclay Street Project) Series 2004A DN (Federal National Mortgage Assoc. Guaranty) (VMIG-1)
3.54%(c)	11/07/06	8,700	8,700,000
New York Local Government Assistance Corp. RB Series 1995F DN (Toronto Dominion LOC) (A-1, VMIG-1)
3.46%(c)	11/07/06	300	300,000
New York Local Government Assistance Corp. RB Series 2003-4V DN (FGIC Insurance, WestLB AG SBPA) (A-1+, F-1+)
3.53%(c)	11/07/06	1,800	1,800,000
New York RB (UBS Municipal Certificates Floaters) Series 2005-22 DN (FSA Insurance, Landesbank Hessen SBPA) (A-1+)
3.59%(b)(c)	11/07/06	1,015	1,015,000
New York State Dormitory Authority RB (Lehman Muni Trust Receipts) Series 2006P-44U DN (Lehman Liquidity Facility) (A-1, VMIG-1)
3.57%(b)(c)	11/07/06	3,300	3,300,000
New York State Environmental Facilities Corp. RB (Citibank Eagle Trust Receipts Clean Water & Drinking Project) Series 2003A DN (Citibank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/07/06	5,710	5,710,000
New York State Environmental Facilities Corp. RB (Citigroup Trust Receipts Facscorp Clean Water & Drinking Project) Series 2003R-2014-ROC-II DN (Citibank Liquidity Facility) (VMIG-1)
3.59%(b)(c)	11/07/06	2,650	2,650,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

48

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (continued)
New York State Environmental Facilities Corp. RB (Citigroup Trust Receipts Facscorp Clean Water & Drinking Project) Series 2003R-4001-ROC-II DN (Citibank Liquidity Facility) (VMIG-1)
3.59%(b)(c)	11/02/06	$1,585	$1,585,000
New York State HFA RB Series 2003E DN (BNP Paribas LOC) (A-1+, F1+)
3.57%(c)	11/07/06	2,100	2,100,000
New York State Power Authority GO Series 1985 DN (Dexia Bank N.A. LOC) (A-1+, VMIG-1)
3.60%	03/01/07	5,100	5,100,000
New York State Power Authority GO Series 2006 TECP
3.56%	12/07/06	6,000	6,000,000
New York State Thruway Floaters Trust Receipts Series 2006-K53 DN (Lehman Liquidity Facility) (A-1)
3.57%(b)(c)	11/07/06	4,700	4,700,000
New York Tollway Authority Second General Highway & Bridge Trust Fund RB Series 2006-1413 DN (AMBAC Insured, J.P. Morgan Chase Bank SBPA) (A-1+)
3.60%(b)(c)	11/07/06	3,495	3,495,000
New York Trust Receipts Series 2006-1454 DN (Morgan Stanley Liquidity Facility) (A-1)
3.63%(b)(c)	11/07/06	7,045	7,045,000
New York Trust Receipts Series 2006-P36U DN (Lehman Liquidity Facility) (A-1)
3.60%(b)(c)	11/07/06	3,575	3,575,000
North Syracuse Central School District GO Series 2006 RAN
4.50%	06/22/07	2,000	2,009,474
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank LOC) (A-1+)
3.55%(c)	11/07/06	15,000	15,000,000
Onondaga County IDA Civic Facility RB (Crouse Health Hospital Project) Series 2003A DN (M&T Bank Corp. LOC) (VMIG-1)
3.64%(c)	11/07/06	3,000	3,000,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (HSBC Bank LOC)
3.64%(c)	11/07/06	4,000	4,000,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Bank of Rhode Island N.A. LOC) (VMIG-1)
3.56%(c)	11/07/06	4,000	4,000,000
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (Keybank LOC) (VMIG-1)
3.62%(c)	11/07/06	4,000	4,000,000
Perinton GO Unlimited Notes Series 2006 MB
4.25%	02/23/07	2,270	2,276,168
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
3.65%(c)	11/07/06	2,600	2,600,000
Rockland County IDA RB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank N.A. LOC) (VMIG-1)
3.61%(c)	11/07/06	7,200	7,200,000
Rome City School District GO Series 2006 BAN
4.50%	07/27/07	5,100	5,125,613
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC) (VMIG-1)
3.59%(c)	11/07/06	2,390	2,390,000
Syosset New York Central School District GO Series 2006 TAN Series 2006
4.50%	06/28/07	7,500	7,540,280
Triborough Bridge & Tunnel Authority RB (ABN-AMRO Munitops Trust Certificates) Series 2002-14 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.58%(b)(c)	11/07/06	9,240	9,240,000
Triborough Bridge & Tunnel Authority RB (Citibank Eagle Trust Receipts) Series 2003A DN (FGIC Insurance, Citibank Liquidity Facility) (A-1+)
3.60%(b)(c)	11/02/06	2,000	2,000,000
Triborough Bridge & Tunnel Authority RB Series 2002F DN (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1, F-1+)
3.56%(c)	11/07/06	1,000	1,000,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America SBPA) (A-1+, VIMG-1)
3.56%(c)	11/07/06	15,000	15,000,000
Triborough Bridge & Tunnel Authority RB Series 2006B-4 DN (Landesbank Baden-Wurttenberg SBPA) (A-1+, VMIG1)
3.52%(c)	11/07/06	5,000	5,000,000
Triborough Bridge & Tunnel Authority RB Series 2006 DN (Credit Locale de France LOC) (A-1+, VMIG-1)
3.56%(c)	11/07/06	3,000	3,000,000
TSASC, Inc. RB Series 2006 513CE ROC-RR-II-R DN (Citibank Liquidity Facility, Citigroup Financial Guaranty) (VMIG-1)
3.60%(b)(c)	11/07/06	1,000	1,000,000
TSASC, Inc. RB Series 2006-519CE ROC-RR-II-R DN (Citibank Liquidity Facility, Citigroup Financial Guaranty) (VMIG-1)
3.60%(b)(c)	11/07/06	5,750	5,750,000
Vestal Central School District GO Series 2006 BAN
4.25%	06/21/07	12,000	12,045,148
Watertown GO Unlimited Notes Series 2006 BAN
4.25%	03/01/07	4,425	4,433,280
White Plains GO Series 2006 BAN (Aa1)
4.25%	01/26/07	2,106	2,110,302

			461,043,551

Puerto Rico — 0.8%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB (Merlots) Series 2005A-21 DN (Wachovia Bank LOC) (VMIG-1)
3.32%(b)(c)	11/15/06	3,985	3,985,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 93.9% (Cost $465,028,551)			465,028,551

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

49

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONCLUDED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS — 8.1%
City of New York GO (Merrill Lynch P-Float Trust Receipts) Series 1997 DN (AMBAC Insurance, Societe Generale Liquidity Facility)
3.58%(b)(c)	11/07/06	$9,860	$9,860,000
City of New York GO (Merrill Lynch P-Float Trust Receipts) Series 2005-3333 DN (Dexia Bank N.A. LOC)
3.61%(b)(c)	11/07/06	5,340	5,340,000
Tobacco Settlement Financing Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2006 MT-232 DN (Depfa Bank SBPA)
3.61%(b)(c)	11/07/06	17,495	17,495,000
Tobacco Settlement Financing Corp. RB (Merrill Lynch P-Float Trust Receipts) Series 2006 MT-256 DN (Svenska Handelsbank LOC)
3.64%(c)	11/07/06	7,495	7,495,000

TOTAL AFFILIATED INVESTMENTS (Cost $40,190,000)			40,190,000

TOTAL INVESTMENTS IN SECURITIES — 102.0% (Cost $505,218,551(a))			505,218,551
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%			(9,900,578)

NET ASSETS — 100.0%			$495,317,973

(a)	Aggregate cost for federal income tax purposes.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of October 31, 2006, the Fund held 41.6% of its net assets, with a current market value of $206,240,750, in securities restricted as to resale.

(c)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

50

BLACKROCK LIQUIDITY FUNDS

Key to Investment Abbreviations

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDC	CDC Funding Group
COP	Certificates of Participation
DN	Demand Note (Variable Rate)
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LLC	Limited Liability Co.
LLP	Limited Liability Partnership
LOC	Letter of Credit
MB	Municipal Bond
MBIA	Municipal Bond Insurance Association
MERLOTS	Municipal Exempt Receipts-Liquidity Option Tender
PCRB	Pollution Control Revenue Bond
PLC	Public Limited Co.
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note
XLCA	XL Capital Assurance

The ratings of the investments in the various Funds provided by the Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service are believed to be the most recent ratings available at October 31, 2006. The ratings have not been audited by the Independent Registered Public Accounting Firm and, therefore, are not covered by the Report of Independent Registered Public Accounting Firm.

51

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2006

	TEMPFUND		TEMPCASH	FEDFUND		MUNIFUND	MUNICASH	CALIFORNIA MONEY	NEW YORK MONEY
ASSETS
Investments at value-unaffiliated[1]	$35,326,221,344		$10,571,696,543	$3,361,604,908	[3]	$2,224,530,187	$1,226,405,955	$1,099,559,228	$465,028,551
Investments at value-affiliated[2]	314,800,000	[3]	52,000,000	—		137,965,000	92,105,000	62,860,000	40,190,000
Cash	—		282,652	—		—	—	51,472	22,117
Interest receivable	107,506,458		48,218,996	10,495,463		16,307,886	7,787,495	7,631,326	3,926,970
Investments sold receivable	—		—	—		—	10,567,479	—	—
Prepaid expenses	477,637		154,644	62,271		68,471	38,210	17,999	12,896

TOTAL ASSETS	35,749,005,439		10,672,352,835	3,372,162,642		2,378,871,544	1,336,904,139	1,170,120,025	509,180,534

LIABILITIES						—	—
Payable to custodian.	988,243		—	49,719,594		134,141	67,649	—	—
Investments purchased payable	49,662,196		28,300,000	—		—	10,618,972	—	12,834,972
Management fee payable	4,753,373		1,499,093	551,396		388,357	209,778	173,550	73,911
Distributions payable	93,927,693		20,939,918	8,570,424		3,863,989	1,572,436	1,832,280	868,894
Custodian fees payable	171,190		91,032	11,319		722	—	1,060	435
Transfer agent fees payable	214,520		55,967	13,678		7,592	5,275	1,775	171
Shareholder servicing fees payable	2,338,974		166,359	272,506		231,387	17,334	103,222	56,148
Distribution fees payable	240,682		7	15,866		8,816	4	9,595	834
Officers’ and trustees’ fees payable	31,168		9,733	3,006		2,080	1,202	977	435
Other accrued expenses payable	834,910		297,213	94,003		46,072	37,306	52,867	26,761

TOTAL LIABILITIES	153,162,949		51,359,322	59,251,792		4,683,156	12,529,956	2,175,326	13,862,561

NET ASSETS	$35,595,842,490		$10,620,993,513	$3,312,910,850		$2,374,188,388	$1,324,374,183	$1,167,944,699	$495,317,973

[1] Cost of investments-unaffiliated	$35,326,221,344		$10,571,696,543	$3,361,604,908		$2,211,975,187	$1,226,405,955	$1,099,559,228	$462,363,551
[2] Cost of investments-affiliated	314,800,000		52,000,000	—		150,520,000	92,105,000	62,860,000	42,855,000
[3] Consists primarily of Repurchase Agreements collateralized by U.S. Treasury and Agency Obligations
NET ASSETS CONSISTED OF:
Capital Paid-in.	$35,599,353,009		$10,623,215,286	$3,312,922,904		$2,374,186,084	$1,324,855,619	$1,167,942,106	$495,297,299
Undistributed net investment income						2,304	10,030	—	—
Accumulated net realized gain (loss) on investment transactions	(3,510,519)		(2,221,773)	(12,054)		—	(491,466)	2,593	20,674

NET ASSETS	$35,595,842,490		$10,620,993,513	$3,312,910,850		$2,374,188,388	$1,324,374,183	$1,167,944,699	$495,317,973

52

BLACKROCK LIQUIDITY FUNDS

	TEMPFUND	TEMPCASH	FEDFUND	MUNIFUND	MUNICASH	CALIFORNIA MONEY	NEW YORK MONEY
Institutional Shares:
Net Assets	$25,788,254,564	$9,769,075,313	$2,417,594,268	$1,420,560,283	$1,232,426,682	$860,859,180	$313,841,785
Shares outstanding, unlimited number of shares authorized, $0.001 par value	25,791,020,640	9,771,128,851	2,417,631,165	1,420,498,070	1,232,894,411	860,855,145	313,505,311
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Dollar Shares:
Net Assets	$4,971,728,601	$826,330,821	$415,039,654	$96,852,701	$91,504,554	$40,850,395	$6,362,008
Shares outstanding, unlimited number of shares authorized, $0.001 par value	4,972,304,276	826,500,913	415,013,330	96,852,199	91,521,720	40,845,619	6,356,058
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management Shares:
Net Assets	$358,943,520	$126,310	$—	$41,698,712	$—	$10,122,131	$9,398,202
Shares outstanding, unlimited number of shares authorized, $0.001 par value	358,966,576	126,304	—	41,695,460	—	10,122,083	9,395,169
Net Asset Value	$1.00	$1.00	$—	$1.00	$—	$1.00	$1.00
Cash Reserve Shares:
Net Assets	$17,172,932	$—	$1,082,432	—	—	—	—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	17,170,700	—	1,082,495	—	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—	$—
Administration Shares:
Net Assets	$1,763,131,999	$25,461,069	$83,069,080	$371,211,009	$442,947	$5,013,012	$16,124,844
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,763,283,076	25,459,218	83,069,080	371,154,389	442,949	5,012,334	16,111,539
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Bear Stearns Shares:
Net Assets	$810,612,748	$—	$52,420,317	$31,467,291	$—	$33,556,062	$2,685,759
Shares outstanding, unlimited number of shares authorized, $0.001 par value	810,616,863	—	52,420,520	31,466,417	—	33,549,627	2,682,142
Net Asset Value	$1.00	$—	$1.00	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Choice Shares:
Net Assets	$10,346,966	$—	$2,261	$2,277	$—	$2,225	$242,464
Shares outstanding, unlimited number of shares authorized, $0.001 par value	10,345,696	—	2,264	2,283	—	2,224	242,453
Net Asset Value	$1.00	$—	$1.00	$1.00	$—	$1.00	$1.00
Bear Stearns Private Client Shares:
Net Assets	$1,479,708,152	$—	$295,306,702	$252,343,611	$—	$203,719,443	$138,323,470
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,479,715,102	—	295,307,864	252,323,759	—	203,685,319	138,224,612
Net Asset Value	$1.00	$—	$1.00	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Shares:
Net Assets	$395,943,008	$—	$48,396,136	$160,052,504	$—	$13,822,251	$8,339,441
Shares outstanding, unlimited number of shares authorized, $0.001 par value	395,930,080	—	48,396,185	160,032,413	—	13,817,729	8,334,565
Net Asset Value	$1.00	$—	$1.00	$1.00	$—	$1.00	$1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

53

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2006

	TEMPFUND	TEMPCASH	FEDFUND
Investment income:
Interest	$1,609,371,680	$592,936,258	$156,356,312
Interest from affiliates (Note C)	43,079,164	18,436,975	7,777,681

Total investment income	1,652,450,844	611,373,233	164,133,993

Expenses:
Management fee	42,603,065	18,332,174	5,981,525
Investment advisory fee	8,229,950	3,766,446	1,096,083
Administration fee	10,770,770	4,171,071	1,464,582
Custodian fee	2,187,618	997,298	212,579
Transfer agent fee	2,245,602	776,386	275,632
Shareholder servicing fees - class specific	26,801,310	1,764,623	3,197,960
Distribution fees - class specific	7,483,438	—	1,185,372
Legal and audit fees	676,979	234,955	88,231
Printing fee	214,558	49,060	19,679
Registration fees and expenses	360,646	218,567	81,166
Officers’ and trustees’ fees	320,970	115,109	32,699
Other	646,277	183,424	91,678

Total expenses	102,541,183	30,609,113	13,727,186

Less fees paid indirectly (Note C)	(29,135)	(7,313)	(9,234)
Less custody fees paid indirectly (Note C)	—	—	(41,170)
Less management fee waived (Note C)	(5,856,444)	(4,658,305)	(1,808,725)
Less investment advisory and administration fees waived (Note C)	(2,127,946)	(1,926,268)	(758,108)
Less shareholder servicing fees waived - class specific (Note C)	(1,538,477)	—	(359,257)
Less distribution fees waived - class specific (Note C)	(4,789,624)	—	(1,009,184)

Net expenses	88,199,557	24,017,227	9,741,508

Net investment income	1,564,251,287	587,356,006	154,392,485
Net realized gain (loss) from:
Investment transactions	25,007	44,244	—
Affiliated transactions	1,234,415	764,283	—

	1,259,422	808,527	—

Net increase in net assets resulting from operations	$1,565,510,709	$588,164,533	$154,392,485

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54

BLACKROCK LIQUIDITY FUNDS

MUNIFUND	MUNICASH	CALIFORNIA MONEY FUND	NEW YORK MONEY FUND

$77,703,553	$40,787,742	$25,268,541	$12,757,045
11,971,153	11,715,913	3,902,597	3,971,230

89,674,706	52,503,655	29,171,138	16,728,275

5,612,726	3,268,306	2,521,225	1,336,057
1,328,225	979,639	404,454	289,122
1,328,225	979,639	353,897	252,982
186,933	151,936	60,286	36,327
208,075	121,076	102,488	55,722
3,116,742	151,959	1,144,819	835,503
1,055,012	—	675,179	521,146
83,814	59,794	29,223	35,807
14,410	2,427	6,411	4,055
36,665	34,173	48,972	18,458
25,120	13,671	8,535	4,708
85,159	49,165	17,776	10,190

13,081,106	5,811,785	5,373,265	3,400,077

(4,371)	(2,164)	(2,361)	(768)
(91,024)	(51,889)	(20,198)	(12,248)
(2,385,593)	(1,621,187)	(1,371,176)	(737,705)
(1,109,223)	(886,271)	(422,890)	(305,044)
(422,273)	—	(189,360)	(151,461)
(970,852)	—	(566,316)	(507,870)

8,097,770	3,250,274	2,800,964	1,684,981

81,576,936	49,253,381	26,370,174	15,043,294

188,326	(227,323)	164,252	89,345
47,603	2,872	8,314	219,675

235,929	(224,451)	172,566	309,020

$81,812,865	$49,028,930	$26,542,740	$15,352,314

55

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	TEMPFUND		TEMPCASH
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Increase (decrease) in net assets:
Operations:
Net investment income	$1,564,251,287	$765,421,595	$587,356,006	$291,076,263
Net gain (loss) on investments	1,259,422	(3,955,645)	808,527	(2,941,546)

Net increase in net assets resulting from operations	1,565,510,709	761,465,950	588,164,533	288,134,717

Distributions to shareholders from:
Net investment income:
Institutional Shares	(1,170,421,389)	(594,608,980)	(555,133,189)	(276,408,719)
Dollar Shares	(203,745,386)	(100,612,236)	(31,458,015)	(14,667,437)
Cash Management Shares	(13,450,676)	(5,497,777)	(1,994)	—
Cash Reserve Shares	(1,875,502)	(9,407)	—	—
Administration Shares	(74,634,676)	(33,232,238)	(762,362)	—
Bear Stearns Shares	(29,917,432)	(9,864,345)	—	—
Bear Stearns Premier Choice Shares	(567,580)	(65,038)	(9)	(54)
Bear Stearns Private Client Shares	(54,623,561)	(17,615,458)	—	—
Bear Stearns Premier Shares	(15,015,085)	(3,916,116)	(437)	(53)

Total distributions from net investment income	(1,564,251,287)	(765,421,595)	(587,356,006)	(291,076,263)

Capital share transactions (Note D)	7,555,050,216	5,063,639,702	(1,552,678,785)	3,794,268,757

Total increase (decrease) in net assets.	7,556,309,638	5,059,684,057	(1,551,870,258)	3,791,327,211
Net assets:
Beginning of year	28,039,532,852	22,979,848,795	12,172,863,771	8,381,536,560

End of year	$35,595,842,490	$28,039,532,852	$10,620,993,513	$12,172,863,771

End of year undistributed net investment income	$—	$—	$—	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56

BLACKROCK LIQUIDITY FUNDS

FEDFUND		MUNIFUND		MUNICASH
YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005

$154,392,485	$71,906,333	$81,576,936	$54,933,770	$49,253,381	$47,309,424
—	(12,054)	235,929	(1,993)	(224,451)	(193,105)

154,392,485	71,894,279	81,812,865	54,931,777	49,028,930	47,116,319

(113,702,966)	(56,845,159)	(50,725,779)	(39,983,333)	(47,459,280)	(45,992,394)
(21,405,041)	(9,224,103)	(2,503,251)	(1,240,562)	(1,783,682)	(1,299,056)
—	—	(1,146,749)	(480,285)	—	—
(95,349)	(96,410)	—	—	—	—
(3,116,432)	(592,542)	(15,420,096)	(9,836,529)	(1,366)	—
(1,945,617)	(714,543)	(558,500)	(399,042)	—	—
(97)	(53)	(65)	(24)	(7)	(39)
(11,467,225)	(3,691,614)	(6,165,813)	(1,897,394)	—	—
(2,659,758)	(750,210)	(5,056,683)	(1,079,649)	(6)	(34)

(154,392,485)	(71,914,634)	(81,576,936)	(54,916,818)	(49,244,341)	(47,291,523)

200,177,320	805,358,063	(710,990,163)	652,158,726	(916,177,126)	(154,567,957)

200,177,320	805,337,708	(710,754,234)	652,173,685	(916,392,537)	(154,743,161)

3,112,733,530	2,307,395,822	3,084,942,622	2,432,768,937	2,240,766,720	2,395,509,881

$3,312,910,850	$3,112,733,530	$2,374,188,388	$3,084,942,622	$1,324,374,183	$2,240,766,720

$—	$—	$2,304	$19,256	$10,030	$17,901

57

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	CALIFORNIA MONEY FUND		NEW YORK MONEY FUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Increase (decrease) in net assets:
Operations:
Net investment income	$26,370,174	$11,925,234	$15,043,294	$7,289,171
Net gain on investments	172,566	21,829	309,020	63,676

Net increase in net assets resulting from operations	26,542,740	11,947,063	15,352,314	7,352,847

Distributions to shareholders from:
Net investment income:
Institutional Shares	(19,513,704)	(9,675,092)	(9,970,513)	(5,286,582)
Dollar Shares	(1,271,692)	(405,748)	(172,645)	(86,882)
Cash Management Shares	(26,999)	(3,100)	(203,970)	(18,131)
Administration Shares	(125,720)	(64,139)	(497,289)	(318,881)
Bear Stearns Shares	(718,541)	(183,547)	(88,337)	(53,872)
Bear Stearns Premier Choice Shares	(62)	(37)	(2,923)	(37)
Bear Stearns Private Client Shares	(4,259,946)	(1,482,500)	(3,942,213)	(1,461,521)
Bear Stearns Premier Shares	(454,439)	(110,142)	(165,404)	(63,265)

Total distributions from net investment income	(26,371,103)	(11,924,305)	(15,043,294)	(7,289,171)

Capital share transactions (Note D)	384,893,900	281,424,957	76,713,061	101,579,055

Total increase in net assets	385,065,537	281,447,715	77,022,081	101,642,731
Net assets:
Beginning of year	782,879,162	501,431,447	418,295,892	316,653,161

End of year	$1,167,944,699	$782,879,162	$495,317,973	$418,295,892

End of year undistributed net investment income	$—	$929	$—	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

58

[THIS PAGE INTENTIONALLY LEFT BLANK.]

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
TempFund
Institutional Shares
10/31/06	$1.00	$0.0470	$(0.0470)	$1.00	4.81%
10/31/05	1.00	0.0276	(0.0276)	1.00	2.80
10/31/04	1.00	0.0109	(0.0109)	1.00	1.09
10/31/03[2]	1.00	0.0113	(0.0113)	1.00	1.14
10/31/02[2]	1.00	0.0186	(0.0186)	1.00	1.88
Dollar Shares
10/31/06	$1.00	$0.0445	$(0.0445)	$1.00	4.55%
10/31/05	1.00	0.0252	(0.0252)	1.00	2.54
10/31/04	1.00	0.0084	(0.0084)	1.00	0.84
10/31/03[2]	1.00	0.0088	(0.0088)	1.00	0.89
10/31/02[2]	1.00	0.0161	(0.0161)	1.00	1.62
Cash Management Shares
10/31/06	$1.00	$0.0420	$(0.0420)	$1.00	4.28%
10/31/05	1.00	0.0227	(0.0227)	1.00	2.29
10/31/04	1.00	0.0059	(0.0059)	1.00	0.59
10/31/03[2]	1.00	0.0063	(0.0063)	1.00	0.63
10/31/02[2]	1.00	0.0136	(0.0136)	1.00	1.37
Cash Reserve Shares[3]
10/31/06	$1.00	$0.0430	$(0.0430)	$1.00	4.39%
10/04/05 - 10/31/05	1.00	0.0025	(0.0025)	1.00	0.24 [4]
11/01/03 - 12/15/03	1.00	0.0007	(0.0007)	1.00	0.07 [4]
10/31/03[2]	1.00	0.0067	(0.0067)	1.00	0.76
10/31/02[2]	1.00	0.0146	(0.0146)	1.00	1.47
Administration Shares
10/31/06	$1.00	$0.0460	$(0.0460)	$1.00	4.70%
10/31/05	1.00	0.0267	(0.0267)	1.00	2.70
10/31/04	1.00	0.0099	(0.0099)	1.00	0.99
10/31/03[2]	1.00	0.0103	(0.0103)	1.00	1.04
04/04/02[6] - 10/31/02[2]	1.00	0.0095	(0.0095)	1.00	1.66 [4]
Bear Stearns Shares
10/31/06	$1.00	$0.0388	$(0.0388)	$1.00	3.95%
10/31/05	1.00	0.0195	(0.0195)	1.00	1.96
10/31/04	1.00	0.0032	(0.0032)	1.00	0.32
10/31/03[2]	1.00	0.0034	(0.0034)	1.00	0.34
05/20/02[6] - 10/31/02[2]	1.00	0.0041	(0.0041)	1.00	0.91 [4]
Bear Stearns Premier Choice Shares
10/31/06	$1.00	$0.0443	$(0.0443)	$1.00	4.52%
04/25/05[6] - 10/31/05	1.00	0.0154	(0.0154)	1.00	1.55[4]
Bear Stearns Private Client Shares
10/31/06	$1.00	$0.0428	$(0.0428)	$1.00	4.37%
10/31/05	1.00	0.0235	(0.0235)	1.00	2.37
03/26/04[6] - 10/31/04	1.00	0.0048	(0.0048)	1.00	0.48 [4]
Bear Stearns Premier Shares
10/31/06	$1.00	$0.0428	$(0.0428)	$1.00	4.37%
03/02/05[6] - 10/31/05	1.00	0.0179	(0.0179)	1.00	1.80 [4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
TempFund (Continued)
Institutional Shares
10/31/06	$25,788,255	0.18%	0.18%	0.20%	4.78%
10/31/05	20,229,031	0.18	0.18	0.21	2.78
10/31/04	17,452,337	0.18	0.18	0.21	1.09
10/31/03[2]	20,081,053	0.18	0.18	0.20	1.15
10/31/02[2]	19,871,753	0.18	0.18	0.18	1.88
Dollar Shares
10/31/06	$4,971,729	0.43%	0.43%	0.45%	4.44%
10/31/05	4,212,168	0.43	0.43	0.46	2.57
10/31/04	3,665,117	0.43	0.43	0.46	0.83
10/31/03[2]	3,818,036	0.43	0.43	0.45	0.90
10/31/02[2]	4,309,354	0.43	0.43	0.43	1.63
Cash Management Shares
10/31/06	$358,944	0.68%	0.68%	0.70%	4.24%
10/31/05	282,475	0.68	0.68	0.71	2.38
10/31/04	192,325	0.68	0.68	0.71	0.58
10/31/03[2]	147,693	0.68	0.68	0.70	0.57
10/31/02[2]	65,140	0.68	0.68	0.68	1.34
Cash Reserve Shares[3]
10/31/06	$17,173	0.58%	0.58%	0.61%	4.38%
10/04/05 - 10/31/05	3,723	0.58 [5]	0.58 [5]	0.62 [5]	3.34 [5]
11/01/03 - 12/15/03	—	0.58 [5]	0.58 [5]	0.60 [5]	0.54 [5]
10/31/03[2]	6,622	0.58	0.58	0.60	0.94
10/31/02[2]	178,398	0.58	0.58	0.58	1.47
Administration Shares
10/31/06	$1,763,132	0.28%	0.28%	0.30%	4.65%
10/31/05	1,261,354	0.28	0.28	0.31	2.71
10/31/04	1,200,346	0.28	0.28	0.31	1.25
10/31/03[2]	330	0.28	0.28	0.30	1.00
04/04/02[6] - 10/31/02[2]	124	0.28 [5]	0.28 [5]	0.29 [5]	1.62 [5]
Bear Stearns Shares
10/31/06	$810,613	1.00%	1.00%	1.05%	3.89%
10/31/05	706,592	1.00	1.00	1.03	2.25
10/31/04	189,266	0.95	0.95	1.03	0.34
10/31/03[2]	75,071	0.96	0.96	1.02	0.30
05/20/02[6] - 10/31/02[2]	22,717	1.00 [5]	1.00 [5]	1.01 [5]	0.88 [5]
Bear Stearns Premier Choice Shares
10/31/06	$10,347	0.45%	0.45%	0.71%	4.78%
04/25/05[6] - 10/31/05	3,619	0.45 [5]	0.45 [5]	0.72 [5]	3.09 [5]
Bear Stearns Private Client Shares
10/31/06	$1,479,708	0.60%	0.60%	1.05%	4.32%
10/31/05	1,018,935	0.60	0.60	1.06	2.57
03/26/04[6] - 10/31/04	280,458	0.58 [5]	0.58 [5]	1.05 [5]	0.96 [5]
Bear Stearns Premier Shares
10/31/06	$395,943	0.60%	0.60%	0.80%	4.29%
03/02/05[6] - 10/31/05	321,636	0.60 [5]	0.60 [5]	0.81 [5]	2.93 [5]

61

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
TempCash
Institutional Shares
10/31/06	$1.00	$0.0471	$(0.0471)	$1.00	4.82%
10/31/05	1.00	0.0278	(0.0278)	1.00	2.82
10/31/04	1.00	0.0112	(0.0112)	1.00	1.13
10/31/03[2]	1.00	0.0118	(0.0118)	1.00	1.18
10/31/02[2]	1.00	0.0193	(0.0193)	1.00	1.95
Dollar Shares
10/31/06	$1.00	$0.0446	$(0.0446)	$1.00	4.56%
10/31/05	1.00	0.0253	(0.0253)	1.00	2.56
10/31/04	1.00	0.0087	(0.0087)	1.00	0.88
10/31/03[2]	1.00	0.0093	(0.0093)	1.00	0.93
10/31/02[2]	1.00	0.0168	(0.0168)	1.00	1.70
Cash Management Shares
06/14/06[6] - 10/31/06	$1.00	$0.0179	$(0.0179)	$1.00	1.80%[4]
Administration Shares
11/15/05[6] - 10/31/06[7]	$1.00	$0.0301	$(0.0301)	$1.00	3.04%[4]
Bear Stearns Premier Choice Shares[8]
11/1/05 - 12/13/05	$1.00	$0.0043	$(0.0043)	$1.00	0.44%[4]
10/31/05	1.00	0.0251	(0.0251)	1.00	2.54
03/26/04[6] - 10/31/04	1.00	0.0056	(0.0056)	1.00	0.56 [4]
Bear Stearns Premier Shares[9]
11/1/05 - 12/13/05	$1.00	$0.0042	$(0.0042)	$1.00	0.44%[4]
10/31/05	1.00	0.0234	(0.0234)	1.00	2.37
03/26/04[6] - 10/31/04	1.00	0.0041	(0.0041)	1.00	0.41 [4]
FedFund
Institutional Shares
10/31/06	$1.00	$0.0463	$(0.0463)	$1.00	4.73%
10/31/05	1.00	0.0269	(0.0269)	1.00	2.73
10/31/04	1.00	0.0105	(0.0105)	1.00	1.05
10/31/03[2]	1.00	0.0110	(0.0110)	1.00	1.10
10/31/02[2]	1.00	0.0183	(0.0183)	1.00	1.85
Dollar Shares
10/31/06	$1.00	$0.0438	$(0.0438)	$1.00	4.47%
10/31/05	1.00	0.0244	(0.0244)	1.00	2.47
10/31/04	1.00	0.0080	(0.0080)	1.00	0.80
10/31/03[2]	1.00	0.0085	(0.0085)	1.00	0.85
10/31/02[2]	1.00	0.0158	(0.0158)	1.00	1.60
Cash Reserve Shares
10/31/06	$1.00	$0.0423	$(0.0423)	$1.00	4.31%
10/31/05	1.00	0.0229	(0.0229)	1.00	2.32
10/31/04	1.00	0.0065	(0.0065)	1.00	0.65
04/01/03[6] - 10/31/03[2]	1.00	0.0034	(0.0034)	1.00	0.59 [4]
Administration Shares[10]
10/31/06	$1.00	$0.0453	$(0.0453)	$1.00	4.63%
11/10/04[6] - 10/31/05	1.00	0.0110	(0.0110)	1.00	1.10 [4]
Bear Stearns Shares
10/31/06	$1.00	$0.0383	$(0.0383)	$1.00	3.90%
10/31/05	1.00	0.0189	(0.0189)	1.00	1.91
10/31/04	1.00	0.0031	(0.0031)	1.00	0.31
10/31/03[2]	1.00	0.0033	(0.0033)	1.00	0.33
05/20/02[6] - 10/31/02[2]	1.00	0.0040	(0.0040)	1.00	0.89 [4]
Bear Stearns Premier Choice Shares
10/31/06	$1.00	$0.0438	$(0.0438)	$1.00	4.47%
10/31/05	1.00	0.0244	(0.0244)	1.00	2.47
03/26/04[6] - 10/31/04[8]	1.00	0.0054	(0.0054)	1.00	0.54 [4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
TempCash (Continued)
Institutional Shares
10/31/06	$9,769,075	0.18%	0.18%	0.23%	4.79%
10/31/05	11,576,987	0.18	0.18	0.24	2.88
10/31/04	7,850,023	0.18	0.18	0.23	1.11
10/31/03[2]	11,193,249	0.18	0.18	0.23	1.18
10/31/02[2]	7,195,494	0.18	0.18	0.24	1.92
Dollar Shares
10/31/06	$826,331	0.43%	0.43%	0.48%	4.50%
10/31/05	595,873	0.43	0.43	0.49	2.63
10/31/04	531,509	0.43	0.43	0.49	0.87
10/31/03[2]	433,227	0.43	0.43	0.48	0.94
10/31/02[2]	402,137	0.43	0.43	0.50	1.71
Cash Management Shares
06/14/06[6] - 10/31/06	$126	0.68%[5]	0.68%[5]	0.73%[5]	4.29%[5]
Administration Shares
11/15/05[6] - 10/31/06[7]	$25,461	0.28%[5]	0.28%[5]	0.34%[5]	5.01%[5]
Bear Stearns Premier Choice Shares[8]
11/1/05 - 12/13/05	$—	0.45%[5]	0.45%[5]	0.50%[5]	4.52%[5]
10/31/05	2	0.45	0.45	0.80	2.57
03/26/04[6] - 10/31/04	2	0.45 [5]	0.45 [5]	0.50 [5]	1.15 [5]
Bear Stearns Premier Shares[9]
11/1/05 - 12/13/05	$—	0.60%[5]	0.60%[5]	0.65%[5]	4.37%[5]
10/31/05	2	0.60	0.60	1.09	2.12
03/26/04[6] - 10/31/04	2	0.70 [5]	0.70 [5]	0.75 [5]	0.81 [5]
FedFund
Institutional Shares
10/31/06	$2,417,594	0.20%	0.20%	0.28%	4.64%
10/31/05	2,320,001	0.20	0.20	0.29	2.73
10/31/04	1,883,220	0.20	0.20	0.29	1.04
10/31/03[2]	2,163,336	0.20	0.20	0.28	1.10
10/31/02[2]	1,955,108	0.20	0.20	0.26	1.82
Dollar Shares
10/31/06	$415,040	0.45%	0.45%	0.53%	4.46%
10/31/05	372,460	0.45	0.45	0.54	2.49
10/31/04	345,479	0.45	0.45	0.54	0.79
10/31/03[2]	397,344	0.45	0.45	0.53	0.87
10/31/02[2]	635,685	0.45	0.45	0.50	1.61
Cash Reserve Shares
10/31/06	$1,082	0.60%	0.60%	0.68%	4.26%
10/31/05	1,547	0.60	0.60	0.70	1.94
10/31/04	9,276	0.60	0.60	0.69	0.62
04/01/03[6] - 10/31/03[2]	13,492	0.60 [5]	0.60 [5]	0.69 [5]	0.58 [5]
Administration Shares[10]
10/31/06	$83,069	0.30%	0.30%	0.38%	4.67%
11/10/04[6] - 10/31/05	43,480	0.30 [5]	0.30 [5]	0.39 [5]	2.63 [5]
Bear Stearns Shares
10/31/06	$52,420	1.00%	1.00%	1.13%	3.86%
10/31/05	47,205	1.00	1.00	1.09	2.14
10/31/04	18,837	0.95	0.95	1.09	0.36
10/31/03[2]	7,889	0.95	0.95	1.08	0.30
05/20/02[6] - 10/31/02[2]	2,728	1.00 [5]	1.00 [5]	1.08 [5]	0.87 [5]
Bear Stearns Premier Choice Shares
10/31/06	$2	0.45%	0.45%	0.53%	4.39%
10/31/05	2	0.45	0.45	0.87	2.48
03/26/04[6] - 10/31/04[2]	2	0.45 [5]	0.45 [5]	0.54 [5]	0.92 [5]

63

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
FedFund (Continued)
Bear Stearns Private Client Shares
10/31/06	$1.00	$0.0423	$(0.0423)	$1.00	4.31%
10/31/05	1.00	0.0229	(0.0229)	1.00	2.32
03/26/04 - 10/31/04	1.00	0.0045	(0.0045)	1.00	0.45
Bear Stearns Premier Shares
10/31/06	$1.00	$0.0423	$(0.0423)	$1.00	4.31%
10/31/05	1.00	0.0227	(0.0227)	1.00	2.30
03/26/04 - 10/31/04	1.00	0.0038	(0.0038)	1.00	0.38[4]
MuniFund
Institutional Shares
10/31/06	$1.00	$0.0312	$(0.0312)	$1.00	3.17%
10/31/05	1.00	0.0199	(0.0199)	1.00	2.01
10/31/04	1.00	0.0095	(0.0095)	1.00	0.95
10/31/03[2]	1.00	0.0096	(0.0096)	1.00	0.96
10/31/02[2]	1.00	0.0142	(0.0142)	1.00	1.43
Dollar Shares
10/31/06	$1.00	$0.0287	$(0.0287)	$1.00	2.91%
10/31/05	1.00	0.0174	(0.0174)	1.00	1.76
10/31/04	1.00	0.0070	(0.0070)	1.00	0.70
10/31/03[2]	1.00	0.0071	(0.0071)	1.00	0.71
10/31/02[2]	1.00	0.0117	(0.0117)	1.00	1.18
Cash Management Shares[11]
10/31/06	$1.00	$0.0262	$(0.0262)	$1.00	2.65%
10/31/05	1.00	0.0149	(0.0149)	1.00	1.51
10/31/04	1.00	0.0045	(0.0045)	1.00	0.45
10/31/03[2]	1.00	0.0040	(0.0040)	1.00	0.45
10/31/02[2]	1.00	0.0085	(0.0085)	1.00	0.91
Cash Reserve Shares[12]
11/01/02 - 08/06/03[2]	$1.00	$0.0047	$(0.0047)	$1.00	0.57%[4]
10/31/02[2]	1.00	0.0102	(0.0102)	1.00	1.03
Administration Shares[13]
10/31/06	$1.00	$0.0302	$(0.0302)	$1.00	3.07%
10/31/05	1.00	0.0189	(0.0189)	1.00	1.91
05/17/04 - 10/31/04	1.00	0.0044	(0.0044)	1.00	0.44
11/01/02 - 10/06/03[2]	1.00	0.0081	(0.0081)	1.00	0.87 [4]
04/18/02[6] - 10/31/02[2]	1.00	0.0069	(0.0069)	1.00	1.28 [4]
Bear Stearns Shares
10/31/06	$1.00	$0.0232	$(0.0232)	$1.00	2.35%
10/31/05	1.00	0.0119	(0.0119)	1.00	1.20
10/31/04	1.00	0.0026	(0.0026)	1.00	0.26
10/31/03[2]	1.00	0.0026	(0.0026)	1.00	0.26
05/20/02[6] - 10/31/02[2]	1.00	0.0024	(0.0024)	1.00	0.54 [4]
Bear Stearns Premier Choice Shares
10/31/06	$1.00	$0.0287	$(0.0287)	$1.00	2.91%
04/25/05[6] - 10/31/05	1.00	0.0108	(0.0108)	1.00	1.08 [4]
Bear Stearns Private Client Shares
10/31/06	$1.00	$0.0272	$(0.0272)	$1.00	2.76%
10/31/05	1.00	0.0155	(0.0155)	1.00	1.56
03/26/04[6] - 10/31/04	1.00	0.0033	(0.0033)	1.00	0.33 [4]
Bear Stearns Premier Shares
10/31/06	$1.00	$0.0272	$(0.0272)	$1.00	2.76%
03/02/05[6] - 10/31/05	1.00	0.0120	(0.0120)	1.00	1.21 [4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
FedFund (Continued)
Bear Stearns Private Client
Shares
10/31/06	$295,307	0.60%	0.60%	1.13%	4.25%
10/31/05	241,913	0.60	0.60	1.14	2.59
03/26/04 - 10/31/04	50,579	0.58	0.58	0.80	0.92
Bear Stearns Premier Shares
10/31/06	$48,396	0.60%	0.60%	0.88%	4.15%
10/31/05	86,126	0.60	0.60	0.89	2.84
03/26/04 - 10/31/04	2	0.70	0.70	0.79	0.60
MuniFund (Continued)
Institutional Shares
10/31/06	$1,420,560	0.20%	0.20%	0.33%	3.10%
10/31/05	2,135,257	0.20	0.19	0.33	2.02
10/31/04	1,812,753	0.20	0.19	0.34	0.95
10/31/03[2]	1,549,951	0.20	0.19	0.35	0.93
10/31/02[2]	1,037,163	0.20	0.19	0.37	1.41
Dollar Shares
10/31/06	$96,853	0.45%	0.45%	0.58%	2.87%
10/31/05	84,763	0.45	0.44	0.58	1.75
10/31/04	82,323	0.45	0.45	0.59	0.73
10/31/03[2]	37,749	0.45	0.44	0.60	0.74
10/31/02[2]	74,526	0.45	0.44	0.62	1.18
Cash Management Shares[11]
10/31/06	$41,699	0.70%	0.70%	0.83%	2.65%
10/31/05	35,774	0.70	0.69	0.83	1.58
10/31/04	20,114	0.70	0.69	0.84	0.43
10/31/03[2]	22,423	0.70 [5]	0.69 [5]	0.85 [5]	0.40
10/31/02[2]	11,197	0.70 [5]	0.69 [5]	0.87 [5]	0.90
Cash Reserve Shares[12]
11/01/02 - 08/06/03[2]	$—	0.60%	0.59%	0.75%	0.63%
10/31/02[2]	8,626	0.60	0.59	0.77	1.03
Administration Shares[13]
10/31/06	$371,211	0.30%	0.30%	0.43%	3.01%
10/31/05	516,607	0.30	0.29	0.43	1.90
05/17/04 - 10/31/04	437,590	0.30 [5]	0.30 [5]	0.43 [5]	1.01 [5]
11/01/02 - 10/06/03[2]	—	0.30 [5]	0.29 [5]	0.45 [5]	0.90 [5]
04/18/02[6] - 10/31/02[2]	13,051	0.30 [5]	0.29 [5]	0.47 [5]	1.27 [5]
Bear Stearns Shares
10/31/06	$31,467	1.00%	1.00%	1.18%	2.32%
10/31/05	24,225	1.00	0.99	1.13	1.15
10/31/04	28,191	0.90	0.89	1.14	0.29
10/31/03[2]	5,371	0.88	0.87	1.15	0.25
05/20/02[6] - 10/31/02[2]	6,215	1.00 [5]	0.99 [5]	1.16 [5]	0.57 [5]
Bear Stearns Premier Choice Shares
10/31/06	$2	0.45%	0.45%	0.58%	2.85%
04/25/05[6] - 10/31/05	2	0.45 [5]	0.44 [5]	0.58 [5]	1.75 [5]
Bear Stearns Private Client Shares
10/31/06	$252,344	0.60%	0.60%	1.18%	2.75%
10/31/05	161,860	0.63	0.62	1.18	1.64
03/26/04[6] - 10/31/04	51,799	0.68 [5]	0.68 [5]	0.83 [5]	0.67 [5]
Bear Stearns Premier Shares
10/31/06	$160,053	0.60%	0.60%	0.93%	2.72%
03/02/05[6] - 10/31/05	126,455	0.60 [5]	0.59 [5]	0.93 [5]	1.88 [5]

65

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
MuniCash
Institutional Shares
10/31/06	$1.00	$0.0318	$(0.0318)	$1.00	3.23%
10/31/05	1.00	0.0206	(0.0206)	1.00	2.09
10/31/04	1.00	0.0100	(0.0100)	1.00	1.01
10/31/03[2]	1.00	0.0108	(0.0108)	1.00	1.09
10/31/02[2]	1.00	0.0156	(0.0156)	1.00	1.57
Dollar Shares
10/31/06	$1.00	$0.0293	$(0.0293)	$1.00	2.97%
10/31/05	1.00	0.0181	(0.0181)	1.00	1.83
10/31/04	1.00	0.0075	(0.0075)	1.00	0.76
10/31/03[2]	1.00	0.0083	(0.0083)	1.00	0.84
10/31/02[2]	1.00	0.0131	(0.0131)	1.00	1.32
Cash Management Shares[14]
11/01/01 - 10/15/02[2]	$1.00	$0.0101	$(0.0101)	$1.00	1.01%[4]
Administration Shares
09/28/06[6] - 10/31/06	$1.00	$0.0031	$(0.0031)	$1.00	0.31%[4]
Bear Stearns Premier Choice Shares[8]
11/1/05 - 12/13/05	$1.00	$0.0030	$(0.0030)	$1.00	0.30%[4]
10/31/05	1.00	0.0181	(0.0181)	1.00	1.83
03/26/04[6] - 10/31/04	1.00	0.0049	(0.0049)	1.00	0.50 [4]
Bear Stearns Premier Shares[9]
11/1/05 - 12/13/05	$1.00	$0.0027	$(0.0027)	$1.00	0.27%[4]
10/31/05	1.00	0.0157	(0.0157)	1.00	1.58
03/26/04[6] - 10/31/04	1.00	0.0035	(0.0035)	1.00	0.35 [4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

66

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
MuniCash (Continued)
Institutional Shares
10/31/06	$1,232,427	0.20%	0.20%	0.36%		3.12%
10/31/05	2,181,441	0.20	0.19	0.34		2.04
10/31/04	2,315,927	0.20	0.19	0.33		1.01
10/31/03[2]	2,054,465	0.20	0.19	0.34		1.04
10/31/02[2]	1,257,237	0.20	0.19	0.36		1.55
Dollar Shares
10/31/06	$91,505	0.45%	0.45%	0.61%		2.93%
10/31/05	59,321	0.45	0.44	0.59		1.79
10/31/04	79,579	0.45	0.44	0.58		0.75
10/31/03[2]	90,241	0.45	0.44	0.59		0.81
10/31/02[2]	58,991	0.45	0.44	0.61		1.30
Cash Management Shares[14]
11/01/01 - 10/15/02[2]	$—	0.70%[5]	0.69%[5]	0.87%[5]		1.07%[5]
Administration Shares
09/28/06[6] - 10/31/06	$443	0.30%	0.30%	0.46%		3.02%
Bear Stearns Premier Choice Shares[8]
11/1/05 - 12/13/05	$—	0.45%[5]	0.45%[5]	0.61	[5]	2.87	[5]
10/31/05	2	0.45	0.44	0.85		1.77
03/26/04[6] - 10/31/04	2	0.45 [5]	0.44 [5]	0.58	[5]	0.84	[5]
Bear Stearns Premier Shares[9]
11/1/05 - 12/13/05	$—	0.70%[5]	0.70%[5]	0.86	[5]	2.62	[5]
10/31/05	2	0.62	0.61	0.85		1.60
03/26/04[6] - 10/31/04	2	0.70 [5]	0.69 [5]	0.83	[5]	0.57	[5]

67

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
California Money Fund
Institutional Shares
10/31/06	$1.00	$0.0308	$(0.0308)	$1.00	3.13%
10/31/05	1.00	0.0197	(0.0197)	1.00	1.99
10/31/04	1.00	0.0092	(0.0092)	1.00	0.92
10/31/03[2]	1.00	0.0094	(0.0094)	1.00	0.94
10/31/02[2]	1.00	0.0132	(0.0132)	1.00	1.33
Dollar Shares
10/31/06	$1.00	$0.0283	$(0.0283)	$1.00	2.87%
10/31/05	1.00	0.0172	(0.0172)	1.00	1.74
10/31/04	1.00	0.0067	(0.0067)	1.00	0.68
10/31/03[2]	1.00	0.0069	(0.0069)	1.00	0.69
10/31/02[2]	1.00	0.0107	(0.0107)	1.00	1.07
Cash Management Shares
10/31/06	$1.00	$0.0258	$(0.0258)	$1.00	2.61%
10/31/05	1.00	0.0147	(0.0147)	1.00	1.48
10/31/04	1.00	0.0042	(0.0042)	1.00	0.42
07/14/03[6] - 10/31/03[2]	1.00	0.0008	(0.0008)	1.00	0.25 [4]
Administration Shares
10/31/06	$1.00	$0.0298	$(0.0298)	$1.00	3.02%
10/31/05	1.00	0.0187	(0.0187)	1.00	1.89
06/17/04[6] - 10/31/04	1.00	0.0037	(0.0037)	1.00	0.37 [4]
Bear Stearns Shares
10/31/06	$1.00	$0.0228	$(0.0228)	$1.00	2.31%
10/31/05	1.00	0.0117	(0.0117)	1.00	1.18
10/31/04	1.00	0.0025	(0.0025)	1.00	0.25
10/31/03[2]	1.00	0.0025	(0.0025)	1.00	0.25
05/20/02[6] - 10/31/02[2]	1.00	0.0022	(0.0022)	1.00	0.48 [4]
Bear Stearns Premier Choice Shares
10/31/06	$1.00	$0.0283	$(0.0283)	$1.00	2.87%
10/31/05	1.00	0.0172	(0.0172)	1.00	1.74
03/26/04[6] - 10/31/04	1.00	0.0045	(0.0045)	1.00	0.45 [4]
Bear Stearns Private Client Shares
10/31/06	$1.00	$0.0268	$(0.0268)	$1.00	2.72%
10/31/05	1.00	0.0152	(0.0152)	1.00	1.54
03/26/04[6] - 10/31/04	1.00	0.0030	(0.0030)	1.00	0.32 [4]
Bear Stearns Premier Shares
10/31/06	$1.00	$0.0268	$(0.0268)	$1.00	2.72%
10/31/05	1.00	0.0154	(0.0154)	1.00	1.55
03/26/04[6] - 10/31/04	1.00	0.0036	(0.0036)	1.00	0.36 [4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

68

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
California Money Fund (Continued)
Institutional Shares
10/31/06	$860,859	0.20%	0.20%	0.40%	3.13%
10/31/05	593,417	0.20	0.20	0.41	2.00
10/31/04	454,698	0.20	0.20	0.41	0.92
10/31/03[2]	496,630	0.20	0.19	0.40	0.93
10/31/02[2]	456,081	0.20	0.19	0.42	1.32
Dollar Shares
10/31/06	$40,850	0.45%	0.45%	0.65%	2.86%
10/31/05	26,293	0.45	0.45	0.65	1.84
10/31/04	1,347	0.45	0.44	0.66	0.66
10/31/03[2]	15,463	0.45	0.44	0.65	0.71
10/31/02[2]	29,922	0.45	0.45	0.67	1.12
Cash Management Shares
10/31/06	$10,122	0.70%	0.70%	0.90%	2.70%
10/31/05	205	0.70	0.70	0.91	1.50
10/31/04	120	0.70	0.70	0.90	0.40
07/14/03[6] - 10/31/03[2]	227	0.69 [5]	0.68 [5]	0.91 [5]	0.25 [5]
Administration Shares
10/31/06	$5,013	0.30%	0.30%	0.50%	2.99%
10/31/05	3,898	0.30	0.30	0.51	1.98
06/17/04[6] - 10/31/04	1,738	0.30 [5]	0.30 [5]	0.51 [5]	1.00 [5]
Bear Stearns Shares
10/31/06	$33,556	1.00%	1.00%	1.25%	2.31%
10/31/05	15,777	1.00	1.00	1.21	1.27
10/31/04	6,307	0.86	0.86	1.20	0.25
10/31/03[2]	3,103	0.88	0.87	1.20	0.24
05/20/02[6] - 10/31/02[2]	668	1.00 [5]	0.99 [5]	1.20 [5]	0.51 [5]
Bear Stearns Premier Choice Shares
10/31/06	$2	0.45%	0.45%	0.94%	2.83%
10/31/05	2	0.45	0.45	0.87	1.90
03/26/04[6] - 10/31/04	2	0.45 [5]	0.45 [5]	0.66 [5]	0.76 [5]
Bear Stearns Private Client Shares
10/31/06	$203,719	0.60%	0.60%	1.25%	2.71%
10/31/05	127,509	0.64	0.64	1.26	1.62
03/26/04[6] - 10/31/04	37,216	0.68 [5]	0.68 [5]	0.91 [5]	0.63 [5]
Bear Stearns Premier Shares
10/31/06	$13,822	0.60%	0.60%	1.00%	2.70%
10/31/05	15,778	0.60	0.60	1.01	1.90
03/26/04[6] - 10/31/04	2	0.60 [5]	0.60 [5]	0.81 [5]	0.55 [5]

69

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONCLUDED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
New York Money Fund
Institutional Shares
10/31/06	$1.00	$0.0314	$(0.0314)	$1.00	3.18%
10/31/05	1.00	0.0197	(0.0197)	1.00	1.99
10/31/04	1.00	0.0091	(0.0091)	1.00	0.92
10/31/03[2]	1.00	0.0096	(0.0096)	1.00	0.96
10/31/02[2]	1.00	0.0131	(0.0131)	1.00	1.32
Dollar Shares
10/31/06	$1.00	$0.0289	$(0.0289)	$1.00	2.93%
10/31/05	1.00	0.0172	(0.0172)	1.00	1.74
10/31/04	1.00	0.0066	(0.0066)	1.00	0.67
10/31/03[2]	1.00	0.0071	(0.0071)	1.00	0.71
10/31/02[2]	1.00	0.0106	(0.0106)	1.00	1.07
Cash Management Shares
10/31/06	$1.00	$0.0264	$(0.0264)	$1.00	2.67%
03/03/05[6] - 10/31/05	1.00	0.0114	(0.0114)	1.00	1.14 [4]
Administration Shares
10/31/06	$1.00	$0.0304	$(0.0304)	$1.00	3.08%
10/31/05	1.00	0.0187	(0.0187)	1.00	1.89
06/17/04 - 10/31/04	1.00	0.0035	(0.0035)	1.00	0.35 [4]
Bear Stearns Shares
10/31/06	$1.00	$0.0234	$(0.0234)	$1.00	2.36%
10/31/05	1.00	0.0117	(0.0117)	1.00	1.18
10/31/04	1.00	0.0024	(0.0024)	1.00	0.24
10/31/03[2]	1.00	0.0025	(0.0025)	1.00	0.25
05/20/02 - 10/31/02[2]	1.00	0.0021	(0.0021)	1.00	0.46 [4]
Bear Stearns Premier Choice Shares
10/31/06	$1.00	$0.0289	$(0.0289)	$1.00	2.93%
10/31/05	1.00	0.0172	(0.0172)	1.00	1.74
03/26/04 - 10/31/04	1.00	0.0043	(0.0043)	1.00	0.43 [4]
Bear Stearns Private Client Shares
10/31/06	$1.00	$0.0274	$(0.0274)	$1.00	2.77%
10/31/05	1.00	0.0152	(0.0152)	1.00	1.54
03/26/04 - 10/31/04	1.00	0.0030	(0.0030)	1.00	0.30 [4]
Bear Stearns Premier Shares
10/31/06	$1.00	$0.0274	$(0.0274)	$1.00	2.77%
10/31/05	1.00	0.0154	(0.0154)	1.00	1.56
03/26/04 - 10/31/04	1.00	0.0034	(0.0034)	1.00	0.34 [4]

[1]	Past performance is no guarantee of future results.

[2]	Audited by other auditors.

[3]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003 and December 16, 2003 to October 3, 2005.

[4]	Not annualized.

[5]	Annualized.

[6]	Commencement of operations of share class.

[7]	There were no Administration shares outstanding during the period November 25, 2005 to March 30, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

70

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS, END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
New York Money Fund (Continued)
Institutional Shares
10/31/06	$313,842	0.20%	0.20%	0.41%	3.14%
10/31/05	271,454	0.20	0.20	0.41	1.98
10/31/04	234,346	0.20	0.19	0.40	0.90
10/31/03[2]	347,960	0.20	0.19	0.40	0.95
10/31/02[2]	362,077	0.20	0.19	0.41	1.31
Dollar Shares
10/31/06	$6,362	0.45%	0.45%	0.66%	2.88%
10/31/05	5,515	0.45	0.45	0.66	1.67
10/31/04	5,059	0.45	0.44	0.65	0.67
10/31/03[2]	5,216	0.45	0.44	0.65	0.68
10/31/02[2]	4,716	0.45	0.44	0.66	1.06
Cash Management Shares
10/31/06	$9,398	0.70%	0.70%	0.91%	2.70%
03/03/05[6] - 10/31/05	3,585	0.70 [5]	0.70 [5]	0.91 [5]	1.80 [5]
Administration Shares
10/31/06	$16,125	0.30%	0.30%	0.51%	3.04%
10/31/05	16,394	0.30	0.30	0.51	1.84
06/17/04 - 10/31/04	21,890	0.30 [5]	0.30 [5]	0.51 [5]	0.94 [5]
Bear Stearns Shares
10/31/06	$2,686	1.00%	1.00%	1.26%	2.33%
10/31/05	3,831	1.00	1.00	1.21	1.35
10/31/04	1,420	0.83	0.82	1.20	0.21
10/31/03[2]	18,652	0.91	0.90	1.20	0.25
05/20/02 - 10/31/02[2]	16,997	1.00 [5]	0.99 [5]	1.19 [5]	0.46 [5]
Bear Stearns Premier Choice Shares
10/31/06	$242	0.45%	0.45%	0.91%	3.14%
10/31/05	2	0.45	0.45	0.87	1.94
03/26/04 - 10/31/04	2	0.45 [5]	0.44 [5]	0.65 [5]	0.69 [5]
Bear Stearns Private Client Shares
10/31/06	$138,323	0.60%	0.60%	1.26%	2.75%
10/31/05	111,739	0.64	0.64	1.26	1.58
03/26/04 - 10/31/04	53,933	0.69 [5]	0.68 [5]	0.92 [5]	0.56 [5]
Bear Stearns Premier Shares
10/31/06	$8,339	0.60%	0.60%	1.01%	2.72%
10/31/05	5,774	0.61	0.61	1.02	1.82
03/26/04 - 10/31/04	2	0.60 [5]	0.59 [5]	0.80 [5]	0.55 [5]

[8]	There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to October 31, 2006.

[9]	There were no Bear Stearns Premier Shares outstanding during the period December 14, 2005 to October 31, 2006.

[10]	There were no Administration Shares outstanding during the period November 1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.

[11]	There were no Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 6, 2002 to January 9, 2003.

[12]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to October 31, 2006.

[13]	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.

[14]	There were no Cash Management Shares outstanding during the period October 16, 2002 to October 31, 2006.

71

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BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS

(A)	Organization

BlackRock Liquidity Funds (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The financial statements and these accompanying notes relate to seven of the Trust’s portfolios: TempFund, TempCash, FedFund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and together, the “Funds”).

California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offer nine classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of October 31, 2006, no Plus Shares or Cash Plus Shares were outstanding.

Effective March 1, 2005 Bear Stearns Premier Select Shares were renamed Bear Stearns Premier Choice Shares.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust considers the risk of loss from such claims to be remote.

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. (“Merrill Lynch”) combined Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. (“PNC”), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

(B)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements.

Security Valuation — Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Funds’ financial statements has not been determined.

Dividends to Shareholders — Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

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NOTES TO FINANCIAL STATEMENTS (Continued)

Investment Transactions and Investment Income — Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

Repurchase Agreements — For TempFund, TempCash and FedFund, the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Trust’s custodian.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires use of management estimates. Actual results could differ from these estimates and such differences could be material.

Other — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a Fund are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

(C)	Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect, wholly-owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Co., an indirect subsidiary of PNC, is the Trust’s custodian and PFPC Inc. (“PFPC”), an indirect subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. BlackRock Distributors, Inc., (“BDI”), an indirect subsidiary of PNC, serves as the Trust’s distributor.

On September 29, 2006, the Trust entered into a Management Agreement with BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

For the management and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money
Management Fee	.350% of the first $1 billion	.350% of the next $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess of $3 billion.
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess of $7 billion.
.170% of amounts in excess of $8 billion.

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The following annual fees shall be computed daily and paid monthly to BIMC:

FedFund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.

**	Based on the average net assets of each fund.

Prior to September 29, 2006, BIMC managed each Fund under a Management Agreement (“Prior Management Agreement”) dated February 21, 2006. Fees under the Prior Management Agreement were identical to those set forth for the current Management Agreement. The current Management Agreement was entered into in connection with the consummation on September 29, 2006 by BlackRock, Inc. of a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. (the “Transaction”). The 1940 Act requires that a management agreement of an investment company provide for its automatic termination in the event of its “assignment” (as defined in the 1940 Act). A sale of a controlling block of an investment adviser’s voting securities generally is deemed to result in an assignment of an investment adviser’s management agreement. BlackRock, Inc. informed the Board of the Funds that it does not believe the Transaction was an assignment of the Prior Management Agreement under the 1940 Act. However, it is possible that the transaction could have been determined to be such an assignment, which would have resulted in the automatic termination of the Prior Management Agreement. Due to this uncertainty, the Funds obtained shareholder approval of, and have entered into, the new Management Agreement to prevent any potential disruption that might have occurred in BIMC’s ability to provide services following the Transaction.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

Under the Prior Advisory Agreement in return for BIMC’s advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money
Advisory Fee – Prior Advisory Agreement	.175% of the first $1 billion	.175% of the first $1 billion	.200% of average net assets
	.150% of the next $1 billion	.150% of the next $1 billion
	.125% of the next $1 billion	.125% of the next $1 billion
	.100% of the next $1 billion	.100% of the next $1 billion
	.095% of the next $1 billion	.095% of the next $1 billion
	.090% of the next $1 billion	.090% of the next $1 billion
	.080% of the next $1 billion	.085% of the next $1 billion
	.075% of the next $1 billion	.080% of amounts in excess of $7 billion.
.070% of amounts in excess of $8 billion.

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BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the Prior Advisory Agreement in return for BIMC’s advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based on the combined average daily net assets as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

.175% of the first $1 billion
.150% of the next $1 billion
.125% of the next $1 billion
.100% of the next $1 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion

Under the Prior Administration Agreement the Trust paid the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows:

Co-Administration Fee – Prior Administration Agreement	0.175% of the first $1 billion 0.150% of the next $1 billion 0.125% of the next $1 billion 0.100% of amounts in excess of $3 billion.

Until February 28, 2008, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2008. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BlackRock Distributors, Inc. a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Trust’s portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

The following table provides a list of Bear Stearns share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust’s Shareholder Service Plans and Distribution Plans.

	BEAR STEARNS SHARE CLASSES
	BEAR STEARNS SHARES		PRIVATE CLIENT SHARES		PREMIER SHARES		PREMIER CHOICE SHARES
	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]
TempFund	0.85%	0.82%	0.85%	0.42%	0.60%	0.42%	0.50%	0.27%
TempCash	N/A	N/A	0.85%	N/A	0.60%	0.42%	0.50%	0.27%
FedFund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
MuniFund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
MuniCash	N/A	N/A	0.85%	N/A	0.60%	0.50%	0.50%	0.25%
California Money Fund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
New York Money Fund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%

(1)	The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

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For the year ended October 31, 2006, the following shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

SHAREHOLDER SERVICE FEES

	SHARE CLASSES
	DOLLAR	CASH MANAGEMENT	CASH RESERVE	ADMINISTRATION	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$11,468,951	$1,585,256	$171,952	$1,603,448	$3,848,303	$6,325,142	$1,750,763	$47,495	$26,801,310
TempCash	1,749,172	213	—	15,235	—	—	2	1	1,764,623
FedFund	1,199,261	—	8,944	67,630	251,696	1,350,196	320,223	10	3,197,960
MuniFund	217,816	215,858	—	511,593	120,227	1,121,205	930,032	11	3,116,742
MuniCash	151,916	—	—	41	—	—	1	1	151,959
California Money Fund	111,069	5,000	—	4,197	155,515	785,018	84,011	9	1,144,819
New York Money Fund	14,961	37,714	—	16,363	18,962	716,703	30,428	372	835,503

SHAREHOLDER SERVICE FEES WAIVED

	SHARE CLASSES
	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$230,898	$1,012,022	$280,122	$15,435	$1,538,477
FedFund	25,170	270,039	64,044	4	359,257
MuniFund	12,023	224,240	186,006	4	422,273
California Money Fund	15,551	157,003	16,802	4	189,360
New York Money Fund	1,896	143,340	6,085	140	151,461

DISTRIBUTION FEES

	SHARE CLASSES
	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$2,693,814	$4,427,599	$350,152	$11,873	$7,483,438
FedFund	176,188	945,137	64,044	3	1,185,372
MuniFund	84,160	784,843	186,006	3	1,055,012
California Money Fund	108,863	549,512	16,801	3	675,179
New York Money Fund	13,276	501,692	6,085	93	521,146

DISTRIBUTION FEES WAIVED

	SHARE CLASSES
	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$4,427,599	$350,152	$11,873	$4,789,624
FedFund	945,137	64,044	3	1,009,184
MuniFund	784,843	186,006	3	970,852
California Money Fund	549,512	16,801	3	566,316
New York Money Fund	501,692	6,085	93	507,870

In return for custody services provided by PFPC Trust Company, the Trust pays PFPC Trust Company a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of each Fund as follows: 0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PFPC Trust Company.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statement of Operations as custody fees paid indirectly.

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NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to the Transfer Agent Agreement PFPC serves as the transfer and dividend disbursing agent for the Funds. For its services, PFPC receives an annual fee of $1,750,000 for the first 40 classes plus $50,000 for each additional class beyond the first 40, plus transaction fees, per account fees and disbursements.

The Funds may receive earnings credits related to cash balances with PFPC which are shown on the Statement of Operations as “fees paid indirectly”.

For the year ended October 31, 2006, short term investments in companies considered to be affiliates of the Funds, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
TempFund	Merrill Lynch, Master Notes	$(296,000,000)	$—	$13,483,352	$—
	Merrill Lynch, Variable Rate Notes	121,400,000	1,234,415	25,160,409	121,400,000
	PNC Bank N.A.	174,400,000	—	4,435,403	193,400,000
TempCash	Merrill Lynch, Master Notes	(116,000,000)	—	5,383,188	—
	Merrill Lynch, Variable Rate Notes	52,000,000	764,283	13,053,787	52,000,000
FedFund	Merrill Lynch, Repurchase Agreements	(478,580,000)	—	6,251,199	—
	PNC Bank N.A.	(52,900,000)	—	1,526,482	—
MuniFund	Bay Area Toll Authority/CA	—	—	58,925	—
	Boone, McHenry & Dekalb Counties GO, Merrill Lynch P-Float	(2,730,000)	—	74,719	—
	California GO, Merrill Lynch P-Float	(5,500,000)	—	7,133	—
	California Health Facilities Financing Authority/CA	(8,095,000)	—	68,699	—
	California Statewide Communities Development, Merrill Lynch P-Float	(14,600,000)	—	241,978	—
	Capital Trust Agency Merrill Lynch P-Float Series 2006 MT-194	—	—	179,472	—
	Chesterfield County IDRB, Merrill Lynch P-Float Series 2003 PT-886	—	—	858,219	24,995,000
	Chesterfield County IDRB, Merrill Lynch P-Float Series 2004 PT-2133	—	—	334,772	9,750,000
	Chicago Board of Education	(2,045,000)	—	77,513	—
	Chino Basin Regulatory Financing, Merrill Lynch P-Float	(3,340,000)	—	4,319	—
	City of Chicago Wastewater Series 2004 PZ-40	(2,115,000)	—	59,528	—
	City of Houston Water & Sewer Series 2003	(1,580,000)	—	49,154	—
	Colorado Health Facilities Authority Series 2005 PZ-82	—	—	564,722	—
	Colorado Health Facilities Authority, Merrill Lynch P-Float Series PZ-89	(14,940,000)	—	321,820	—
	Colorado Public Highway Authority, Merrill Lynch P-Float	(5,960,000)	—	201,532	—
	Culliman Medical Park, Merrill Lynch P-Float	(11,100,000)	—	341,387	—
	Delaware County Industrial Development Authority	—	—	24,062	—
	Delaware Valley Regioinal Financial Authority	8,815,000	—	85,754	8,815,000
	Denver Urban Renewal Authority, Merill Lynch P-Float	(9,400,000)	—	309,092	—
	Detroit MI	—	—	19,692	—
	Florida Housing Finance Corp., Merrill Lynch P-Float	(15,195,000)	—	247,804	—
	Gulf Coast Waste Disposal Authority	—	—	18,152	—
	Hamilton County Hospital Facilities, Merrill Lynch P-Float	(4,900,000)	—	254,274	3,880,000
	Harris County Industrial Development Corp	—	—	9,247	—
	Idaho Health Facilities Authority/ID	—	—	6,986	—
	Illinois Development Finance Authority, Merrill Lynch P-Float	(12,035,000)	—	358,124	—
	Indiana Health Facility Financing Authority	—	—	18,482	—

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FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
MuniFund (continued)	Kansas City Municipal Assistance Corp., Merrill Lynch P-Float	$(4,500,000)	$24,468	$53,264	$—
	Kentucky Economic Development Finance Authority Series 2001-509	—	—	963,538	28,000,000
	Lincoln County WY	(14,605,000)	—	4,113	—
	Long Island Power Authority	—	—	54,207	—
	Los Angeles Regional Airports Improvement Corp/CA	—	—	3,786	—
	Massachusetts Development Finance Agency	—	—	4,583	—
	Massachusetts Health & Educational Facilities Authority	—	—	92,873	—
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board	—	—	19,959	—
	Metropolitan Pier & Exposition Authority, Merrill Lynch P-Float Series 2005 PZ-44	—	—	191,751	5,610,000
	Metropolitan Pier & Exposition Authority, Merrill Lynch P-Float Series 2005-PZ-52	(7,570,000)	3,785	157,908	—
	Metropolitan Pier & Exposition Authority, Merrill Lynch P-Float Series 2005-PZ-84	(15,465,000)	19,350	203,502	202,323
	Metropolitan Transportation Authority	—	—	4,610	—
	Municipal Securities Pool Trust Receipts Series 2004-17	(7,795,000)	—	427,865	5,370,000
	Municipal Securities Pool Trust Receipts Series 2004-18	(16,735,000)	—	339,104	2,590,000
	Municipal Securities Pool Trust Receipts Series 2004-19	—	—	80,484	—
	New Jersey Economic Development Authority Series 2004 MT-035	700,000	—	71,253	2,200,000
	New Jersey Health Care Facilities Financing, Merrill Lynch P-Float	(160,000)	—	82,367	2,320,000
	New Jersey State Educational Facilities Authority	—	—	13,054	—
	New York City Municipal Water Finance Authority Series 2003F-2	—	—	4,306	—
	New York City Transitional Finance Authority Series 2002-2E	(7,065,000)	—	15,301	—
	New York City Transitional Finance Authority Series 2003-7	(3,515,000)	—	12,619	—
	New York Local Government Assistance Corp Series 2003A-BV	(3,100,000)	—	6,868	—
	New York State Urban Development Corp	—	—	90,252	—
	North Carolina Medical Care Commission Series 1992B	(1,100,000)	—	10,513	—
	North Carolina Municipal Power Agency, Merrill Lynch P-Float	(3,995,000)	—	26,033	—
	Ohio Housing Finance Agency	—	—	10,903	—
	Parish of East Baton Rouge	—	—	20,291	—
	Pennsylvania Higher Educational Facilities Authority, Merrill Lynch P-Float Series 2004	(6,300,000)	—	344,105	7,100,000
	Pennsylvania Higher Educational Facilities Authority, Merrill Lynch P-Float Series 2005	(7,400,000)	—	167,731	—
	Piedmont Municipal Power Agency, Merrill Lynch P-Float	(6,775,000)	—	79,155	—
	Pinellas County Housing Finance Authority Series 2004A	(170,000)	—	86,017	2,425,000
	Puttable Floating Option Tax-Exempt Receipts Series 2005A	(1,015,000)	—	115,669	3,160,000
	Puttable Floating Option Tax-Exempt Receipts Series 2005A PZP-005	(13,500,000)	—	428,279	—
	Puttable Floating Option Tax-Exempt Receipts Series 2005 PZP-007	(15,000,000)	—	331,455	—
	Puttable Floating Option Tax-Exempt Receipts Series 2005 PZP-006	—	—	252,504	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
MuniFund (continued)	San Diego Public Facilities Financing, Merrill Lynch P-Float	$(245,000)	$—	$672,363	$19,755,000
	South Fork Municipal Authority	—	—	10,740	—
	Southern Minnesota Power Agency, Merrill Lynch P-Float	(3,200,000)	—	92,829	—
	Texas Student Housing Authority, Merrill Lynch P-Float	(4,275,000)	—	125,851	—
	Tobacco Settlement Financing Corp., Merrill Lynch P-Float	(2,000,000)	—	63,120	—
	Triborough Bridge & Tunnel Authority, Merrill Lynch P-Float	—	—	169,629	5,000,000
	TSASC Inc., Merrill Lynch P-Float	—	—	363,988	—
	Tuscarawas County Hospital Facilities, Merrill Lynch P-Float	(960,000)	—	55,861	—
	Union County Pollution Control Financing Authority Series 1989	—	—	291	—
	Valdez Marine Terminal Series 1985	—	—	21,131	—
	Valdez Marine Terminal Series 2001	—	—	5,603	—
	Virginia Commonwealth Transportation Board Series 2000 SG-134	(6,500,000)	—	8,915	—
	Washington County Housing & Redevelopment Authority Series 2005 MT-154	—	—	254,808	6,995,000
	West Virginia University, Merrill Lynch P-Float	(2,215,000)	—	60,624	—
	Westchester Tobacco Asset Securitization	—	—	178,038	—
	Will County School District No. 365 Series 2005	(7,030,000)	—	228,004	—
	Will County School District No. 122/IL Series 2005 PZ-48	(3,345,000)	—	94,751	—
MuniCash	Austin Housing Financial Corp., Merrill Lynch P-Float	(80,000)	—	510,680	14,675,000
	Badger TOB Asset Securitization Corp.	—	—	33,164	—
	Bay Area Toll Authority	—	—	3,744	—
	Brazos River Authority Series 1984 F	—	—	72,876	—
	California Housing Finance Agency RB Series 2002	—	—	5,063	—
	California Housing Finance Agency RB Series 2005H	—	—	2,301	—
	California Housing Finance Agency RB Series 2005H	—	—	42,567	—
	California Pollution Control Financing Authority	—	—	4,210	—
	California Statewide Communities Development Authority, Merrill Lynch P-Float Series 2001 PT-353	(10,990,000)	—	40,362	—
	California Statewide Communities Development Authority, Merrill Lynch P-Float Series 2003 PT-2001	(2,500,000)	—	73,396	—
	Canadian County Home Financing Authority, Merrill Lynch P-Float	(4,650,000)	—	125,535	—
	Cedar Hill Independent School District	—	—	25,715	—
	Charter Mac Equity Issuer Trust, Merrill Lynch P-Float Series 2004-2029	(27,560,000)	—	538,755	—
	Charter Mac Equity Issuer Trust, Merrill Lynch P-Float Series 2004-2121	(20,180,000)	—	395,909	—
	Charter Mac Equity Issuer Trust, Merrill Lynch P-Float Series 2004-2437	(18,250,000)	—	91,027	—
	Charter Mac Equity Issuer Trust, Merrill Lynch P-Float Series 2004-2437	(2,500,000)	2,872	50,802	—
	Charter Mac Equity Issuer Trust, Merrill Lynch P-Float Series 2004-2508	(4,270,000)	—	115,529	—
	Chicago Board of Education Series 2005 PZ-60	(2,100,000)	—	2,942	—
	City of New York Municipal Water Finance Authority Water & Sewer Systems RB Series 2003F-2	—	—	39,144	—

80

BLACKROCK LIQUIDITY FUNDS

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
MuniCash (continued)	Clipper Tax-Exempt Certificate Trust Series 2004-11	$(34,065,000)	$—	$669,330	$—
	Cobb County Housing Authority (Merrill Lynch P-Float Trust Receipts) Series 2003 PT-1963	(13,120,000)	—	292,199	—
	Cobb County Housing Authority (Merrill Lynch P-Float Trust Receipts) Series 2004 PT-2221	(37,095,000)	—	189,174	—
	Colorado Health Facilities Authority Series 2005 PZ-82	—	—	170,781	—
	County of Cuyahoga Series 2006 PT-3391	—	—	46,414	—
	Delaware County Industrial Development Authority	—	—	27,173	—
	Detroit Water Supply System Series 2004A	—	—	21,796	—
	Detroit Water Supply System Series 2004B	—	—	22,679	—
	District of Columbia Housing Finance Agency	(20,000)	—	84,593	2,415,000
	East Housing Finance Corp., Merrill Lynch P-Float	—	—	149,728	4,315,000
	Florida Housing Finance Corp.	—	—	98,356	—
	Gainesville Housing Authority Multifamily Revenue	(3,470,000)	—	103,631	—
	Gulf Coast Waste Disposal Authority Series 1995	—	—	8,991	—
	Gulf Coast Waste Disposal Authority Series 2002	—	—	3,970	—
	Gulf Coast Waste Disposal Authority Series 2003	—	—	9,699	—
	Harris County Industrial Development Corp.	—	—	7,001	—
	Houston Housing Finance Corp., Merrill Lynch P-Float Series 2004 PT-2101	(4,985,000)	—	135,359	—
	Houston Housing Finance Corp., Merrill Lynch P-Float Series 2005 PT-2597	(10,455,000)	—	282,869	—
	Idaho Health Facilities Authority	—	—	23,453	—
	Illinois Development Finance Authority Series 2005B	—	—	9,116	—
	Indiana County Industrial Development Authority	—	—	612	—
	Jay Street Development Corp.	—	—	4,090	—
	Kansas Development Finance Authority, Merrill Lynch P-Float	(7,115,000)	—	211,154	—
	Kentucky Housing Corp. Series 2006 MT-230	—	—	52,620	—
	Knox County Health Educational & Housing Facilities Board	—	—	45,622	—
	Lincoln PCRB (Exxon Project) Series 1984B DN	—	—	2,016	—
	Los Angeles Regional Airports Improvement Corp.	—	—	30,510	—
	Maricopa County Industrial Development Authority Series 2004-048	(1,770,000)	—	22,479	—
	Massachusetts Health & Educational Facilities Authority Series 1985H	—	—	6,090	—
	Metropolitan Transportation Authority Series 2005G-1	—	—	14,993	—
	Midland County Economic Development Authority, Merrill Lynch P-Float	(11,045,000)	—	7,462	—
	Montgomery County Housing Opportunities Commission Series 2006 PT-216	—	—	87,374	—
	Montgomery County Housing Opportunities Commission Series 2005	(3,430,000)	—	60,253	—
	Municipal Securities Pool Trust Receipts RB Series 2004-17	(58,115,000)	—	375,443	2,710,000
	Municipal Securities Pool Trust Receipts RB Series 2004-18	(45,095,000)	—	153,188	—
	Municipal Securities Pool Trust Receipts RB Series 2004-19	(1,625,000)	—	15,264	—
	MuniMae Tax Exempt Board Subsidiary LLC Series 2004	(28,530,000)	—	111,465	—

81

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
MuniCash (continued)	Munimae Tax Exempt Board Subsidiary LLC Series 2005	$—	$—	$39,182	$—
	Munimae Tax Exempt Board Subsidiary, Merrill Lynch P-Float Series 2002 PT-617	(8,360,000)	—	42,418	—
	Munimae Tax Exempt Board Subsidiary, Merrill Lynch P-Float Series 2005 PT-2691	(30,000)	—	785,931	22,630,000
	Nassau Health Care Corp. Series 2004C-2	—	—	13,493	—
	New Jersey Economic Development Authority Series 2005	—	—	2,605	—
	New Jersey State Educational Facilities Authority	—	—	354	—
	New York City Municipal Water Finance Authority Water & Sewer System RB Series 2000C	—	—	8,828	—
	New York Local Government Assistance Corp.	—	—	27,776	—
	Newburgh Charter Mac Multi-Family Housing, Merrill Lynch P-Float	(3,220,000)	—	95,259	—
	Ohio Environmental Improvement RB Series 1996	—	—	7,208	—
	Ohio Housing Finance Agency Series 2006F	—	—	24,212	—
	Ohio State Building Authority Series 2005-2937	—	—	6,219	—
	Oregon Homeowners RB Series 2005 MT-134	3,610,000	—	37,128	3,610,000
	Oregon Housing & Community Services, Merrill Lynch P-Float	—	—	849,963	24,495,000
	Oregon State Homeowner RB (Merrill Lynch P-Floats Project) Series 2006MT-228	—	—	83,085	—
	Panhandle Regional Housing Finance Agency	—	—	117,025	3,365,000
	Parish of East Baton Rouge	—	—	50,565	—
	Pennsylvania Higher Educational Facilities Authority, Merrill Lynch P-Float	(45,000)	—	34,895	—
	Pennsylvania Housing Finance Agency	—	—	44,695	—
	Phoenix Industrial Development Authority, Merrill Lynch P-Float	(7,465,000)	—	222,745	—
	Pinellas County Housing Finance Authority RB Series 2004A	(6,365,000)	—	144,274	—
	Pinellas County Housing Finance Authority Single Family Mortgage RB Series 2004-009	(5,150,000)	—	100,313	—
	Pinellas County Housing Finance Authority Single Family Mortgage RB Series 2004-933	(2,725,000)	—	53,083	—
	Port of Seattle Series 2003-720	(2,500,000)	—	56,931	—
	Portland Airport, Merrill Lynch P-Float	(4,665,000)	—	104,739	—
	Puttable Floating Option Tax-Exempt Receipts RB Series 2005A	(540,000)	—	64,280	1,760,000
	Puttable Floating Tax Exempt Receipts Series 2005	(6,830,000)	—	62,242	—
	Raleigh Durham Airport Authority, Merrill Lynch P-Float	(2,145,000)	—	42,100	—
	Ross County GO Series 2006	—	—	5,760	—
	South Dakota Housing Development Authority, Merrill Lynch P-Float	(780,000)	—	6,059	—
	South Fork Municipal Authority Series 1998A	—	—	723	—
	State of California GO Series 2003B-2	—	—	9,382	—
	Tarrant County Housing Finance Corp., Merrill Lynch P-Float	(5,000,000)	—	149,193	—
	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2001 PT-1347	(10,595,000)	—	315,298	—
	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2003 PT-1868	(3,970,000)	—	105,165	—
	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2005 PT-1278	(9,065,000)	—	245,262	—

82

BLACKROCK LIQUIDITY FUNDS

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
MuniCash (continued)	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2005 PT-2576	$(13,615,000)	$—	$368,654	$—
	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2005 PT-2598	(13,785,000)	—	373,666	—
	Texas Department of Housing & Community Affairs, Merrill Lynch P-Float Series 2005 PT-2968	(7,495,000)	—	224,394	—
	Travis County Housing Financial Corp., Merrill Lynch P-Float	(13,150,000)	—	356,426	—
	TSASC Inc., Merrill Lynch P-Float	—	—	30,251	—
	Union County Pollution Control Financing Authority Series 1989	—	—	616	—
	Valdez Marine Terminal RB Series 1985	—	—	27,239	—
	Valdez Marine Terminal RB Series 2001	—	—	3,090	—
	Victory Street Public Facility Corp. Series 2003-2059	(7,300,000)	—	218,755	—
	Virginia Beach Development Authority, Merrill Lynch P-Float	—	—	129,949	3,745,000
	Virginia Commonwealth University	—	—	2,860	—
	Washington Housing Finance Community Multi-Family Housing, Merrill Lynch P-Float	—	—	290,955	8,385,000
California Money Fund	Bay Area Toll Authority	15,000,000	—	279,103	15,000,000
	California Department Water Resource Power Supply Series 2002C-10	—	—	248,865	—
	California Economice Recovery Series 2004C-19	—	—	19,318	—
	California Economice Recovery Series 2004C-5	—	—	22,476	—
	California GO Series 2005B	—	—	49,560	—
	California GO Series 1997	(10,120,000)	—	13,034	—
	California GO Series 2003B-2	—	—	25,879	—
	California Health Facilities Series 1999 PA-587	(11,000,000)	—	93,352	—
	CALIFORNIA ST DEPT WTR RES Series 2003 PT-759	—	—	327,546	9,700,000
	CALIFORNIA GO Series 2004 PT-990	(6,700,000)	—	8,629	—
	California Statewide Communities Development Authority, Merrill Lynch P-Float Series 2000 PT-1268	(10,000,000)	—	485,151	—
	California Statewide Communities Development Authority, Merrill Lynch P-Float Series 2005 PA-1287	(2,500,000)	—	94,051	—
	Chino Basin Regulatory Financing Authority (Merrill Lynch P-Float) Series 2005	—	—	8,502	—
	Clovis County Unified School District, Merrill Lynch P-Float	—	—	45,460	1,330,000
	East Bay Municipal Utilities District Water System RB	—	—	9,259	—
	Eclipse Funding Trust	5,265,000	—	129,888	5,265,000
	Golden State Tobacco Securitization Corp. Series 2006D-195	2,075,000	—	54,278	2,075,000
	Golden State Tobacco Securitization Corp., Merrill Lynch P-Float Series 2004 PA-1236	—	—	75,007	2,200,000
	Golden State Tobacco Securitization Corp., Merrill Lynch P-Float Series 2004 PA-1237	—	—	93,418	2,740,000
	Golden State Tobacco Securitization Corp., Merrill Lynch P-Float Series 2004 PT-2338	(2,905,000)	—	85,250	—
	Huntington Park Public Finance Authority	—	—	18,866	—
	Los Angeles Unified School District Series 1997A	—	—	44,486	—
	Newport Beach Hospital RB	—	—	40,703	—
	Pleasant Valley School District, Merrill Lynch P-Float	(65,000)	—	197,864	5,850,000

83

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
California Money Fund (continued)	Puttable Floating Option Tax Exempt Receipts Series 2005 PZP-3	$(3,455,000)	$—	$110,006	$—
	Puttable Floating Option Tax Exempt Receipts Series 2005 PZP-5	(6,470,000)	—	205,120	—
	Puttable Floating Option Tax Exempt Receipts Series 2005 PZP-6	(9,000,000)	—	274,917	—
	Puttable Floating Option Tax Exempt Receipts Series 2005A PZP-2	(3,045,000)	8,314	39,289	—
	Puttable Floating Tax Exempt Trust Receipts Series 2005	—	—	167,292	—
	San Diego Public Facilities Financing Authority, Merrill Lynch P-Float	(125,000)	—	336,684	9,875,000
	Tobacco Settlement Financing Corp., Merrill Lynch P-Float	—	—	68,389	2,000,000
	West Covina School District (Merrill Lynch P-Float)	(30,000)	—	230,955	6,825,000
New York Money Fund	City of New York GO, Merrill Lynch P-Float	8,100,000	—	236,613	9,860,000
	City of New York Housing Development Corp., Merrill Lynch P-Float Series 2005 PA-1299	(9,500,000)	—	107,782	—
	City of New York Housing Development Corp., Merrill Lynch P-Float Series 2005 PT-2759	(3,400,000)	—	49,086	—
	City of New York GO, Merrill Lynch P-Float Series 2005 PT-3331	—	—	32,040	—
	City of New York GO, Merrill Lynch P-Float Series 2006 PT-1363	—	—	66,259	—
	Commonwealth of Puerto Rico Highway & Transportation Authority, Merrill Lynch P-Float	(4,100,000)	—	8,750	—
	Eclipse Funding Trust	—	—	105,451	—
	Erie County Asset Securitization Corp.	—	—	357,223	—
	Jay Street Development Corp.	—	—	8,358	—
	Long Island Power Authority	—	—	111,780	—
	Metropolitan Transportation Authority	—	—	16,530	—
	Monroe County IDA Series 2004	(15,000,000)	219,675	19,738	—
	New York City GO, Merrill Lynch P-Float	5,340,000	—	159,112	5,340,000
	New York City Municipal Water Finance Authority Series 2000C	—	—	6,556	—
	New York City Municipal Water Finance Authority Series 2003F-2	(5,800,000)	—	12,588	—
	New York City Municipal Water Finance Authority Series 2006 PT-3385	—	—	110,821	—
	New York City Municipal Water Finance Authority Series 2006 PT-3401	—	—	112,770	—
	New York City Transitional Finance Authority PT-3368	—	—	11,008	—
	New York City Transitional Finance Authority Series 2002-2E	—	—	54,491	—
	New York City Transitional Finance Authority Series 2003-7	—	—	29,554	—
	New York Counties Tobacco Trust II	—	—	447,582	—
	New York Local Government Assistance Corp. Series 2003A	—	—	4,478	—
	New York State Urban Development Corp. Series 2006 PT-3416	—	—	241,932	—
	Tobacco Settlement Financing Corp., Merrill Lynch P-Float Series 2006 MT-232	17,495,000	—	351,908	17,495,000
	Tobacco Settlement Financing Corp., Merrill Lynch P-Float Series 2006 MT-256	7,495,000	—	99,684	7,495,000
	TSASC Inc. Series 2006 PA-1356	—	—	799,178	—
	TSASC Inc. Series 2006 PA-1359	—	—	186,187	—
	Westchester Tobacco Asset Securitization	—	—	223,771	—

84

BLACKROCK LIQUIDITY FUNDS

(D)	Capital Shares

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

Transactions in capital shares for each year were as follows:

	TEMPFUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$389,651,161,121	$267,250,613,156
Dollar Shares	43,075,160,298	39,594,147,495
Cash Management Shares	1,029,248,488	740,139,579
Cash Reserve Shares	199,267,069	3,723,000
Administration Shares	2,293,616,197	1,774,682,764
Bear Stearns Shares	5,110,954,951	3,768,340,820
Bear Stearns Premier Choice Shares	72,074,199	26,363,263
Bear Stearns Private Client Shares	6,599,860,689	3,854,879,764
Bear Stearns Premier Shares	2,404,474,385	1,232,058,715
Shares issued in reinvestment of dividends:
Institutional Shares	474,991,356	243,830,113
Dollar Shares	11,048,042	7,323,840
Cash Management Shares	9,080,551	3,563,512
Cash Reserve Shares	908,498	—
Administration Shares	14,292,510	2,135,748
Bear Stearns Shares	29,878,151	9,819,343
Bear Stearns Premier Choice Shares	566,535	64,687
Bear Stearns Private Client Shares	54,524,638	17,549,131
Bear Stearns Premier Shares	14,993,164	3,886,266
Shares redeemed:
Institutional Shares	(384,569,956,982)	(264,712,599,228)
Dollar Shares	(42,325,487,680)	(39,055,134,339)
Cash Management Shares	(961,817,736)	(653,575,294)
Cash Reserve Shares	(186,727,867)	—
Administration Shares	(1,805,888,650)	(1,715,930,390)
Bear Stearns Shares	(5,036,674,584)	(3,260,970,505)
Bear Stearns Premier Choice Shares	(65,916,391)	(22,806,597)
Bear Stearns Private Client Shares	(6,193,454,946)	(3,134,108,481)
Bear Stearns Premier Shares	(2,345,125,790)	(914,356,660)

Net increase	$7,555,050,216	$5,063,639,702

85

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	TEMPCASH
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$225,678,041,325	$197,892,575,885
Dollar Shares	1,987,142,364	1,819,674,347
Cash Management Shares	537,316
Administration Shares	41,292,406	—
Bear Stearns Premier Shares	3,480,782	—
Shares issued in reinvestment of dividends:
Institutional Shares	302,604,718	151,306,272
Dollar Shares	28,226,617	13,167,445
Cash Management Shares	1,724	—
Administration Shares	666,812	—
Bear Stearns Premier Choice Shares	7	55
Bear Stearns Premier Shares	7	53
Shares redeemed:
Institutional Shares	(227,789,671,065)	(194,313,834,478)
Dollar Shares	(1,784,603,837)	(1,768,620,756)
Cash Management Shares	(412,736)	—
Administration Shares	(16,500,000)	—
Bear Stearns Premier Choice Shares	(2,174)	(34)
Bear Stearns Premier Shares	(3,483,051)	(32)

Net increase (decrease)	$(1,552,678,785)	$3,794,268,757

86

BLACKROCK LIQUIDITY FUNDS

	FEDFUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$18,944,064,247	$17,230,282,799
Dollar Shares	16,761,103,640	13,959,732,471
Cash Reserve Shares	25,045,901	8,189,136
Administration Shares	199,877,492	96,695,162
Bear Stearns Shares	361,094,648	458,660,694
Bear Stearns Premier Choice Shares	—	—
Bear Stearns Private Client Shares	1,100,718,969	722,971,600
Bear Stearns Premier Shares	490,156,719	378,310,466
Shares issued in reinvestment of dividends:
Institutional Shares	51,605,902	22,423,147
Dollar Shares	1,778,083	116,322
Cash Reserve Shares	86,112	—
Bear Stearns Shares	1,942,735	711,846
Bear Stearns Premier Choice Shares	97	54
Bear Stearns Private Client Shares	11,450,901	3,673,570
Bear Stearns Premier Shares	2,661,307	742,332
Shares redeemed:
Institutional Shares	(18,898,054,675)	(16,815,931,073)
Dollar Shares	(16,720,372,044)	(13,932,795,146)
Cash Reserve Shares	(25,596,444)	(15,917,781)
Administration Shares	(160,284,882)	(53,218,692)
Bear Stearns Shares	(357,797,089)	(431,029,684)
Bear Stearns Premier Choice Shares	(1)	(33)
Bear Stearns Private Client Shares	(1,058,766,420)	(535,320,223)
Bear Stearns Premier Shares	(530,537,878)	(292,938,904)

Net increase	$200,177,320	$805,358,063

87

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	MUNIFUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$13,901,180,607	$16,067,931,197
Dollar Shares	1,139,417,855	1,001,535,776
Cash Management Shares	166,170,301	103,981,101
Administration Shares	1,128,586,539	1,068,978,306
Bear Stearns Shares	149,955,504	247,059,718
Bear Stearns Premier Choice Shares	1	2,200
Bear Stearns Private Client Shares	1,650,176,109	796,821,952
Bear Stearns Premier Shares	2,523,021,114	920,040,899
Shares issued in reinvestment of dividends:
Institutional Shares	22,775,331	19,327,986
Dollar Shares	269,923	229,615
Cash Management Shares	249,589	126,487
Bear Stearns Shares	557,408	399,575
Bear Stearns Premier Choice Shares	64	23
Bear Stearns Private Client Shares	6,154,545	1,892,361
Bear Stearns Premier Shares	5,048,991	1,072,317
Shares redeemed:
Institutional Shares	(14,638,784,755)	(15,764,765,942)
Dollar Shares	(1,127,604,953)	(999,324,896)
Cash Management Shares	(160,498,435)	(88,447,829)
Administration Shares	(1,274,038,169)	(989,961,632)
Bear Stearns Shares	(143,271,733)	(251,425,692)
Bear Stearns Premier Choice Shares	—	(5)
Bear Stearns Private Client Shares	(1,565,865,646)	(688,654,236)
Bear Stearns Premier Shares	(2,494,490,353)	(794,660,555)

Net increase (decrease)	$(710,990,163)	$652,158,726

88

BLACKROCK LIQUIDITY FUNDS

	MUNICASH
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$24,446,416,588	$33,673,752,825
Dollar Shares	268,637,530	280,552,208
Administration Shares	441,583
Bear Stearns Premier Choice Shares	2	—
Bear Stearns Premier Shares	2	—
Shares issued in reinvestment of dividends:
Institutional Shares	22,441,985	22,757,776
Dollar Shares	1,713,870	1,334,219
Administration Shares	1,366
Bear Stearns Premier Choice Shares	5	39
Bear Stearns Premier Shares	5	33
Shares redeemed:
Institutional Shares	(25,417,665,125)	(33,830,828,166)
Dollar Shares	(238,160,608)	(302,136,843)
Bear Stearns Premier Choice Shares	(2,168)	(26)
Bear Stearns Premier Shares	(2,161)	(22)

Net decrease	$(916,177,126)	$(154,567,957)

89

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

	CALIFORNIA MONEY FUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$3,502,352,706	$2,901,688,067
Dollar Shares	593,706,629	304,347,254
Cash Management Shares	10,219,362	290,076
Administration Shares	6,627,586	13,855,091
Bear Stearns Shares	250,423,612	140,185,077
Bear Stearns Premier Choice Shares	1	—
Bear Stearns Private Client Shares	1,568,793,698	740,455,112
Bear Stearns Premier Shares	391,575,753	104,099,037
Shares issued in reinvestment of dividends:
Institutional Shares	3,315,334	1,153,066
Dollar Shares	551,463	160,964
Cash Management Shares	22,747	716
Bear Stearns Shares	716,986	183,190
Bear Stearns Premier Choice Shares	62	37
Bear Stearns Private Client Shares	4,251,120	1,478,317
Bear Stearns Premier Shares	454,172	109,240
Shares redeemed:
Institutional Shares	(3,238,337,759)	(2,764,151,755)
Dollar Shares	(579,709,968)	(279,562,826)
Cash Management Shares	(325,049)	(206,151)
Administration Shares	(5,513,532)	(11,694,305)
Bear Stearns Shares	(233,369,215)	(130,896,776)
Bear Stearns Premier Choice Shares	(1)	(25)
Bear Stearns Private Client Shares	(1,496,872,135)	(651,635,504)
Bear Stearns Premier Shares	(393,989,672)	(88,432,945)

Net increase	$384,893,900	$281,424,957

90

BLACKROCK LIQUIDITY FUNDS

	NEW YORK MONEY FUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$2,079,000,527	$1,984,632,534
Dollar Shares	14,953,044	14,244,762
Cash Management Shares	59,697,237	13,403,574
Administration Shares	9,494,781	14,481,065
Bear Stearns Shares	48,274,053	46,713,167
Bear Stearns Premier Choice Shares	241,501	—
Bear Stearns Private Client Shares	953,691,417	578,182,155
Bear Stearns Premier Shares	111,462,650	42,458,702
Shares issued in reinvestment of dividends:
Institutional Shares	2,281,043	1,351,707
Dollar Shares	172,646	83,928
Bear Stearns Shares	88,326	53,766
Bear Stearns Premier Choice Shares	2,902	37
Bear Stearns Private Client Shares	3,937,374	1,459,144
Bear Stearns Premier Shares	165,055	62,934
Shares redeemed:
Institutional Shares	(2,039,097,362)	(1,948,918,016)
Dollar Shares	(14,282,664)	(13,873,563)
Cash Management Shares	(53,887,033)	(9,818,609)
Administration Shares	(9,775,068)	(19,979,648)
Bear Stearns Shares	(49,510,085)	(44,356,347)
Bear Stearns Premier Choice Shares	(4,111)	(25)
Bear Stearns Private Client Shares	(931,126,430)	(521,852,034)
Bear Stearns Premier Shares	(109,066,742)	(36,750,178)

Net increase	$76,713,061	$101,579,055

On October 31, 2006, one shareholder held approximately 10% of the outstanding shares of TempFund, two shareholders held approximately 23% of TempCash, two shareholders held approximately 57% of FedFund, two shareholders held approximately 45% of MuniFund, one shareholder held approximately 24% of MuniCash, three shareholders held approximately 47% of California Money Fund and three shareholders held approximately 52% of New York Money Fund. Some of the shareholders are comprised of omnibus accounts. Although considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds’ shares on behalf of multiple underlying Fund shareholders.

(E)	Federal Tax Information

No provision is made for federal taxes as it is the Trust’s intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

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NOTES TO FINANCIAL STATEMENTS (Concluded)

Dividends from tax-free income and net investment income are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of October 31, 2006 attributable to equalization debits and other differences between financial reporting and tax accounting, were reclassified to the following accounts:

	INCREASE (DECREASE) IN PAID IN-CAPITAL	INCREASE (DECREASE) ACCUMULATED NET REALIZED GAIN (LOSS)	INCREASE (DECREASE) UNDISTRIBUTED NET INVESTMENT INCOME
MuniFund	$161,094	$(144,142)	$(16,952)
MuniCash	—	16,911	(16,911)
California Money Fund	103,966	(103,966)	—
New York Money Fund	352,022	(352,022)	—

The estimated tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 were as follows:

		TAX-FREE INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL DISTRIBUTIONS
TempFund	10/31/2006	$—	$1,564,251,287	$—	$1,564,251,287
	10/31/2005	—	765,421,595	—	765,421,595
TempCash	10/31/2006	—	587,356,006	—	587,356,006
	10/31/2005	—	291,076,263	—	291,076,263
FedFund	10/31/2006	—	154,392,485	—	154,392,485
	10/31/2005	—	71,914,634	—	71,914,634
MuniFund	10/31/2006	81,576,936	—	161,094	81,738,030
	10/31/2005	54,916,818	—	—	54,916,818
MuniCash	10/31/2006	49,244,341	—	—	49,244,341
	10/31/2005	47,291,523	—	—	47,291,523
California Money Fund	10/31/2006	26,371,103	—	103,966	26,475,069
	10/31/2005	11,924,305	—	—	11,924,305
New York Money Fund	10/31/2006	15,043,294	210,280	116,489	15,370,063
	10/31/2005	7,289,171	—	—	7,289,171

As of October 31, 2006, the tax components of distributable earnings/accumulated losses were as follows:

	UNDISTRIBUTED TAX-FREE INCOME	UNDISTRIBUTED ORDINARY INCOME	ACCUMULATED CAPITAL GAINS	ACCUMULATED CAPITAL LOSSES
TempFund	$—	$93,927,693	$—	$3,510,519
TempCash	—	20,939,918	—	2,221,773
FedFund	—	8,570,424	—	12,054
MuniFund	3,866,293	—	—	—
MuniCash	1,582,466	—	—	491,466
California Money Fund	1,832,280	—	2,593	—
New York Money Fund	868,894	13,304	7,370	—

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BLACKROCK LIQUIDITY FUNDS

As of October 31, 2006, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	EXPIRING OCTOBER 31
	2008	2009	2012	2013	2014	TOTAL
TempFund	$—	$—	$—	$3,510,519	$—	$3,510,519
TempCash	—	—	—	2,221,773	—	2,221,773
FedFund	—	—	—	12,054	—	12,054
MuniCash	13,010	—	77,299	137,589	263,568	491,466

As of October 31, 2006 the following capital loss carryforwards were used to offset net taxable gains for the following Funds:

TempFund	$1,259,422
TempCash	808,527
MuniFund	36,708
California Money Fund	65,078

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

(F)	Asset Concentration

The California Money Fund and New York Money Fund invest primarily in municipal obligations from issuers residing in those states, respectively, and, as a result, are more susceptible to adverse consequences of economic, political and other developments than a more geographically diverse fund. Such consequences may include declines in the market value and marketability of fund securities, as well as impairment of the ability of certain issuers of California and New York municipal securities to pay principal and interest on their obligations.

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BLACKROCK LIQUIDITY FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

BlackRock Liquidity Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of TempFund, TempCash, FedFund, MuniFund, MuniCash, California Money Fund, and New York Money Fund Portfolios as of October 31, 2006 (each a “Fund” and collectively the “Funds”) [seven of the ten funds constituting BlackRock Liquidity Funds (the “Trust”)], and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods ended October 31, 2003 and October 31, 2002 were audited by other auditors whose report, dated December 15, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

December 27, 2006

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BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust’s statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX[3] OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

INTERESTED TRUSTEES

Ralph L. Schlosstein[4] Age: 55	Trustee, Chairman and President	Since 2001	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; American Museum of Natural History; Trinity School; New Visions for Public Education; The Public Theater; The James Beard Foundation; Board of Advisors, Marujupu LLC.	67	Director and Chairman, BlackRock Family of Closed-End Funds; Director and Chairman Anthracite Capital, Inc.

Paul L. Audet[5] Age: 53	Trustee	Since 2005	Head, Cash Management and Regional Chief Operating Officer, Delaware Office, BlackRock, Inc. (2005 to present); Managing Director, BlackRock, Inc., (1998 to present); Chief Financial Officer, BlackRock, Inc. (1998 to 2005); Treasurer, BlackRock Funds and BlackRock Liquidity Funds (2002 to 2005).	10

INDEPENDENT TRUSTEES

G. Nicholas Beckwith, III Age: 61	Trustee and Chairman of the Nominating Committee	Since 1999	Chairman and Chief Executive Officer, Arch Street Management, LLC; Chairman, President and Chief Executive Officer, Beckwith Machinery Company (until October 2005); Chairman of the Board of Directors, University of Pittsburgh Medical Center; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; Member, Advisory Council on Biology and Medicine, Brown University; Trustee, Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh; Emeritus Trustee, Shadyside Academy; Board of Directors, National Retail Properties, Inc.; and Beckwith Family Foundation.	10

Jerrold B. Harris Age: 64	Trustee and Vice Chairman of the Governance Committee	Since 1999	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College; Director, BlackRock-Kelso Capital Corp.; Director, Tromner LLC; Director, Wecton Scientific.	10

Rodney D. Johnson Age: 65	Trustee, Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc.; Director, Fox Chase Cancer Center; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia.	10

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BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT (Continued)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX[3] OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

INDEPENDENT TRUSTEES

Joseph P. Platt, Jr. Age: 59	Trustee and Chairman of the Compliance Committee	Since 1999	Partner, Amarna Corporation, LLC (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker); Director, Greenlight Re (reinsurance company); Partner, Amarna Financial (private investment company); Former Director and Executive Vice President, Johnson & Higgins.	10

Robert C. Robb, Jr. Age: 61	Trustee	Since 1999	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); former Trustee, EQK Realty Investors; former Director, Tamaqua Cable Products Company; former Director, Brynwood Partners; former Director, PNC Bank; former Director, Brinks, Inc.	10

Kenneth L. Urish Age: 55	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; AlphaSource Procurement Systems, LP. Director, Inter-Tel; President and Trustee, Pittsburgh Catholic Publishing Associates.	10

Frederick W. Winter Age: 61	Trustee	Since 1999	Professor and Dean Emeritus (2005-2006) and Dean (1997-2005), Joseph M. Katz School of Business — University of Pittsburgh.	10	Director, Alkon Corporation (1992-present); Director, Indotronix International (2004-present); Director, Tippman Sports (2005-present).

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BLACKROCK LIQUIDITY FUNDS

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
EXECUTIVE OFFICERS

Donald C. Burke 800 Scudders Mill Road Princeton, NJ 08536 Age: 46	Treasurer	Since 2006	Managing Director of BlackRock Inc. (since 2006); Managing Director of Merrill Lynch Investment Managers (“MLIM”) and Fund Asset Management (“FAM”) (since 2006), First Vice President thereof (1997-2005), Treasurer thereof (since 1999), Vice President thereof (1990-1997).

Jay Fife 800 Scudders Mill Road Princeton, NJ 08536 Age: 36	Assistant Treasurer	Since 2006	Director of BlackRock Inc. (since 2006); Assistant Treasurer of registered investment companies managed by MLIM (2005-2006), Director of MLIM Fund Services Group (2001-2006).

Neal J. Andrews 100 Bellevue Parkway Wilmington, DE 19809 Age: 40	Assistant Treasurer	Since 2006	Managing Director, BlackRock Inc. (since August 2006); Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. (1992-2006).

Brian P. Kindelan BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809 Age: 47	Secretary	Since March 2005	Managing Director, (since 2005), Director (2001-2004), Vice President, (1998-2000), Senior Counsel (since 1998), BlackRock Advisors, LLC.

Edward B. Baer BlackRock Inc. 40 E. 52nd Street New York, NY 10022 Age: 38	Assistant Secretary	Since March 2005	Director and Senior Counsel, BlackRock, Inc. (since 2004); Associate, Willkie Farr & Gallagher LLP (law firm) (2000 to 2004); Associate, Morgan Lewis & Bockius LLP (law firm) (1995 to 2000).

Robert E. Putney, III BlackRock Advisors, LLC. 100 Bellevue Parkway Wilmington, DE 19809 Age: 46	Assistant Secretary	Since February 2006	Director and Senior Counsel, BlackRock Advisors, LLC. (2005-present); Deputy General Counsel and Senior Vice President, Old Mutual Capital, Inc. (2004-2005); Deputy General Counsel and Senior Vice President (2004-2005), Senior Legal Counsel and Vice President (2001-2004), Old Mutual Investment Partners, Old Mutual Fund Services and Old Mutual Shareholder Services, Inc.; Deputy General Counsel and Vice President (2004-2005), Senior Legal Counsel and Vice President (2001-2004), Liberty Ridge Capital, Inc.; Vice President and Assistant Secretary, Old Mutual Advisor Funds (2004-2005), Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund (2002-2005); Director and Senior Counsel, Merrill Lynch Investment Managers, L.P. and Princeton Administrators, L.P. (until 2001); Trustee, Frankford Hospital Foundation (1990-2005).

Howard B. Surloff BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 41	Assistant Secretary	Since September 2006	Managing Director and General Counsel for BlackRock’s US Mutual Funds (since 2006); General Counsel, Goldman Sachs Asset Management (1993 - 2006); Associate, Sheriff, Friedman, Hoffman and Goodman (1990 - 1993).

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103 Age: 47	Assistant Secretary	Since March 2005	Partner, Drinker Biddle & Reath LLP (law firm).

Bartholomew A. Battista[6] BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 47	Chief Compliance and Anti-Money Laundering Officer	Since September 2004	Managing Director, BlackRock, Inc. (since 2003); Chief Compliance Officer and Anti-Money Laundering Compliance Officer, BlackRock, Inc. (since 2004); Director, BlackRock, Inc. (1998 - 2003).

[1]	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.

[2]	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.

[3]	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment advisor.

[4]	Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and BlackRock, Inc. (“BlackRock”), which is BIMC’s parent, and owns securities of BlackRock.

[5]	Mr. Audet is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.

[6]	During the year ended October 31, 2006, the Chief Compliance Officer received $176,635 in compensation from the Funds.

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BLACKROCK LIQUIDITY FUNDS

ADDITIONAL INFORMATION (UNAUDITED)

(A)	Trustee Action and Basis for Recommendation Regarding the Management Agreement. The Trust’s Management Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party (as such term is defined in the Investment Company Act of 1940), at an in-person meeting of the Board held on May 10, 2006. Effective September 29, 2006, the Management Agreement replaced the Prior Management Agreement (“Prior Management Agreement”) that had been ineffect prior to such date. In determining to approve the Management Agreement, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The Board received materials in advance of the meeting relating to its consideration of the Management Agreement for each Fund, including, among other things: (i) fees and expense ratios of each Fund in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of each Fund in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. and PNC Bank-affiliated companies with respect to each Fund for the years ended December 31, 2004 and 2005, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of BIMC; and (v) information regarding compliance records and regulatory matters relating to BIMC. In addition, the Board reviewed a memorandum from its independent counsel on the Board’s obligations in considering approval of the Management Agreement. The information reviewed was responsive to requests by the Board’s independent counsel for information to assist the Board in its considerations. The topics discussed below were considered separately by the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended Independent Trustees, in an executive session, during which independent counsel provided guidance to the Independent Trustees.

Fees and Expenses. In approving the Management Agreement, the Independent Trustees considered that the fees payable by the Funds under the Management Agreement are identical to the fees payable under the Prior Management Agreement and, as with the Prior Management Agreement, the Board concluded that the fees to be paid pursuant to the Management Agreement were fair and reasonable in light of the services provided.

Nature, Extent and Quality of Services. The Independent Trustees considered that the services to be provided under the Management Agreement are those currently provided under the Prior Management Agreement. The Trustees received information concerning the investment philosophy and investment process used by BIMC in managing the Funds. In connection with this, the Trustees considered BIMC’s in-house research capabilities as well as other resources. The Trustees concluded that the scope of BIMC’s services to be provided to the Funds was consistent with the Funds’ operational requirements.

The Trustees also considered the quality of the services provided by BIMC to the Funds. The Trustees evaluated the procedures of BIMC designed to fulfill its fiduciary duty to the Funds with respect to possible conflicts of interest.

The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Management Agreement. In addition, the Trustees took into account the time and attention devoted by senior management of BIMC to the Funds. Finally, the Trustees considered the business reputation of

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BLACKROCK LIQUIDITY FUNDS

BlackRock and its financial resources and concluded that BIMC would be able to meet any reasonably foreseeable obligation under the Management Agreement.

Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of the Dollar Shares and Institutional Shares of each Fund, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within each Fund’s performance universe were selected by Lipper.

The Board was provided with performance data for the Institutional and Dollar Shares of each Fund over the one, two, three, four, five and ten year periods ended March 31, 2006, as compared to performance of the performance universe.

The Board reviewed the performance of the Institutional Shares and Dollar Shares of each Fund over the one, two, three, four, five and ten year periods ended March 31, 2006 as compared to performance of the relevant peer universe of funds identified by Lipper. The Trustees noted that of the 15 classes of the Funds that were included in the Lipper performance universe, 10 classes had performed at or above their respective performance universe median during at least two of the following periods: the one year, three years or five years ended March 31, 2006. Four classes performed below their respective performance universe median during at least two of those periods by no more than 0.13%. These four share classes were the Dollar Shares of TempFund, FedFund, MuniFund and MuniCash. One share class, FedFund Cash Reserve Shares, performed below its performance universe median for the year ended March 31, 2006 by 0.19%. FedFund Cash Reserve Shares commenced operations on April 1, 2003 and did not have performance history for three years or longer periods as of March 31, 2006.

The Trustees discussed other factors relevant to the performance of the Funds and concluded that each Fund’s performance is generally competitive with that of its Lipper performance universe.

Profitability. The Board of Trustees, including the Independent Trustees, considered the level of BIMC’s and its affiliates’ profits in respect of their relationship with the Funds, including the cost of services provided by BIMC. This consideration included a broad review of BIMC’s methodology in allocating its costs to the management of a Fund. The Board of Trustees considered the profits realized by BIMC and its affiliates in connection with the operation of each Fund. The Board of Trustees, including the Independent Trustees, also considered BIMC’s profit margins and related industry data. The Board concluded that BIMC’s profit is a reasonable profit for the services provided to the Funds.

Other benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the proposed management fees to be payable by the Funds, but also potential benefits to BIMC, such as the engagement of affiliates of BIMC as service providers to the Funds, including for sub-administrative, transfer agency and custodial services.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of each Fund to approve

99

BLACKROCK LIQUIDITY FUNDS

ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

the recommendation to shareholders of the proposed Management Agreement, including the fees to be charged for services thereunder.

(B)	Results of Special Meeting of Shareholders. A Special Meeting of Shareholders (the “Meeting”) of BlackRock Liquidity Funds (the “Trust”) was held on August 15, 2006 pursuant to notice given to all shareholders of record of the Trust at the close of business on June 5, 2006.

Whereupon the Secretary presented and read into the record the following resolution: At the special meeting, shareholders were asked to approve the following:

To approve a proposed new management agreement between the Trust, on behalf of each Fund, and BlackRock Institutional Management Corporation, as described in the proxy statement for the Meeting.

The shares of the Funds were voted as follows:

	SHARES OUTSTANDING AT RECORD DATE	SHARES REPRESENTED AT MEETING	FOR	AGAINST	ABSTAIN
TempFund	32,654,150,958	16,855,979,186	15,992,105,817	24,450,087	839,423,282
TempCash	13,069,863,029	6,877,897,482	6,824,080,456	6,421,443	47,395,583
FedFund	3,322,283,028	1,760,410,427	1,749,766,692	3,199,315	7,444,421
MuniFund	2,710,863,421	1,707,991,525	1,701,706,344	3,628,728	2,656,453
MuniCash	1,161,738,515	927,779,434	927,746,179	—	33,255
California Money Fund	892,688,054	457,514,454	388,169,854	50,345,841	18,998,759
New York Money Fund	506,491,832	266,499,354	262,188,563	4,003,851	256,931

(C)	For nonresident aliens, the following percentages of ordinary income distributions paid during the fiscal year ended October 31, 2006 are treated as qualified interest income (“QII”).

TempFund	94.47%
TempCash	93.55%
FedFund	96.37%

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BLACKROCK LIQUIDITY FUNDS

Investment Advisor
BlackRock Institutional Management Corporation
Wilmington, Delaware 19809

Administrator
BlackRock Institutional Management Corporation
Wilmington, Delaware 19809

Sub-Administrator and Transfer Agent
PFPC Inc.
Wilmington, DE 19809

Distributor
BlackRock Distributors, Inc.
King of Prussia, Pennsylvania 19406

Custodian
PFPC Trust Company
Philadelphia, Pennsylvania 19153

Counsel
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania 19103

Independent Registered Public Accountant
Deloitte & Touche LLP
Philadelphia, Pennsylvania 19103

Electronic copies of most financial reports and prospectuses are available on the Fund’s website.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-Q may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.

FedFund - Cash Reserve Shares

Annual Report

October 31, 2006

(Audited)

BLACKROCK LIQUIDITY FUNDS

*FedFund

TABLE OF CONTENTS

Shareholder Letter	1-2
Fund Profile	3-4
Schedule of Investments	5-8
Portfolio Financial Statements
Statement of Assets and Liabilities	9-11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15-18
Notes to Financial Statements	19-29
Report of Independent Registered Public Accounting Firm	30-31
Fund Management	32-40
Additional Information	41-43

PRIVACY PRINCIPLES OF BLACKROCK LIQUIDITY FUNDS

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

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BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway

Wilmington, DE 19809

(800) 821-7432

www.blackrock.com

December 15, 2006

Dear Shareholder:

We are pleased to present the Annual Report to Shareholders of FedFund Cash Reserve Shares of BlackRock Liquidity Funds for the year ended October 31, 2006. BlackRock Liquidity Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors.

On September 29, 2006, BlackRock, Inc. and Merrill Lynch Investment Managers (MLIM) united to form one of the largest asset management firms in the world. Now with more than $1 trillion in assets under management, over 4,000 employees in 18 countries and representation in key markets worldwide, BlackRock’s global presence means greater depth and scale to serve you. We view this combination of asset management leaders as a complementary union that reinforces our commitment to shareholders. Individually, each firm made investment performance its single most important mission. Together, we are even better prepared to capitalize on market opportunities on behalf of our shareholders. Our focus on investment excellence is accompanied by an unwavering commitment to service, enabling us to assist clients in working toward their investment goals.

1

BLACKROCK LIQUIDITY FUNDS

Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve your investment needs in the months and years ahead.

Sincerely,

Ralph L. Schlosstein

Chairman & President

Data, including assets under management, are as of September 30, 2006.

2

FEDFUND

FUND PROFILE

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 to October 31, 2006.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600

3

FEDFUND

account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses
	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06)	1,025.50	1,024.30	1,023.50	1,025.00	1,021.40	1,024.30	1,023.50	1,023.50
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.30	3.06	1.53	5.10	2.30	3.06	3.06

	Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (05/01/06)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (10/31/06)	1,023.98	1,022.70	1,021.94	1,023.47	1,019.90	1,022.70	1,021.94	1,021.94
Expenses Incurred During Period (05/01/06 - 10/31/06)*	1.02	2.30	3.06	1.53	5.10	2.30	3.06	3.06

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.60% and 0.60% for Institutional, Dollar, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

4

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS — 23.1%
Federal Farm Credit Bank Discount Notes — 0.2%
5.09%(b)	11/01/06	$5,549	$5,549,000

Federal Farm Credit Bank Variable Rate Notes — 9.1%
5.18%(c)	11/01/06	85,000	84,968,783
5.23%(c)	11/01/06	105,000	104,983,427
5.24%(c)	11/01/06	30,000	29,995,995
5.25%(c)	11/13/06	80,000	80,002,801

			299,951,006

Federal Home Loan Bank Discount Notes — 0.0%
5.21%(b)	12/27/06	1,365	1,354,192

Federal Home Loan Mortgage Corp. Discount Notes — 3.5%
4.76%(b)	12/01/06	33,500	33,374,794
4.77%(b)	01/09/07	35,000	34,698,125
4.85%(b)	01/19/07	47,500	47,022,598

			115,095,517

Federal Home Loan Mortgage Corp. Variable Rate Notes — 4.5%
5.24%(c)	12/18/06	150,000	149,941,683

Federal National Mortgage Assoc. Discount Notes — 2.9%
5.04%(b)	01/02/07	95,700	94,844,602

Federal National Mortgage Assoc. Variable Rate Notes — 3.0%
5.20%(c)	12/28/06	100,000	99,939,908

TOTAL AGENCY OBLIGATIONS (Cost $766,675,908)			766,675,908

REPURCHASE AGREEMENTS — 78.3%
Deutsche Bank Securities, Inc.
5.32%	11/29/06	200,000	200,000,000
(Agreement dated 08/31/06 to be repurchased at $202,660,000, collateralized by $253,695,434 Federal National Mortgage Assoc. Bonds due 11/01/06. The value of the collateral is $206,000,000.)
Deutsche Bank Securities, Inc.
5.29%	12/11/06	200,000	200,000,000
(Agreement dated 09/20/06 to be repurchased at $202,409,889, collateralized by $253,695,434 Federal National Mortgage Assoc. Bonds due 11/01/06. The value of the collateral is $206,000,000.)
Goldman Sachs & Co.
5.27%	11/15/06	100,000	100,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

5

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS (Continued)

(Agreement dated 09/20/06 to be repurchased at $100,819,778, collateralized by $112,516,828 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 0.00% to 6.00% due 10/15/16 to 02/15/36. The value of the collateral is $103,000,000.)

Goldman Sachs & Co.
5.27%	12/20/06	150,000	150,000,000

(Agreement dated 10/23/06 to be repurchased at $151,273,583, collateralized by $238,273,740 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Federal National Mortgage Assoc. Variable Rate Notes 0.00% to 6.00% due 02/15/30 to 10/01/36. The value of the collateral is $154,500,000.)

Goldman Sachs & Co.
5.29%	01/23/07	200,000	200,000,000

(Agreement dated 10/25/06 to be repurchased at $202,645,000, collateralized by $224,037,092 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes and Bonds 0.00% to 5.78% due 10/15/16 to 05/15/35. The value of the collateral is $206,000,000.)

Greenwich Capital Markets, Inc.
5.29%	12/11/06	100,000	100,000,000

(Agreement dated 09/13/06 to be repurchased at $101,307,806, collateralized by $160,558,758 Federal National Mortgage Assoc. Strips due 12/01/33 to 08/01/36. The value of the collateral is $103,001,567.)

Greenwich Capital Markets, Inc.
5.29%	12/11/06	100,000	100,000,000

(Agreement dated 09/21/06 to be repurchased at $101,190,250, collateralized by $391,370,230 Federal National Mortgage Assoc. Strips due 07/01/26 to 10/01/36. The value of the collateral is $103,000,242.)

Greenwich Capital Markets, Inc.
5.28%	01/08/07	200,000	200,000,000

(Agreement dated 10/06/06 to be repurchased at $202,757,333, collateralized by $510,244,280 Federal National Mortgage Assoc. Strips due 09/01/23 to 01/01/36. The value of the collateral is $206,002,901.)

Lehman Brothers, Inc.
5.26%	11/01/06	187,000	187,000,000

(Agreement dated 10/31/06 to be repurchased at $187,027,323, collateralized by $230,881,000 Tennessee Valley Authority Bonds 6.00% to 9.40% due 05/23/12 to 02/08/18. The value of the collateral is $192,611,013.)

Morgan Stanley & Co., Inc.
5.28%	11/01/06	77,000	77,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

6

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND (CONTINUED)

OCTOBER 31, 2006 (PERCENTAGE OF NET ASSETS)	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS (Continued)

(Agreement dated 10/31/06 to be repurchased at $77,011,293, collateralized by $396,792,563 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due 07/15/27 to 10/15/36. The value of the collateral is $79,674,932.)

Morgan Stanley & Co., Inc.
5.30%	11/01/06	300,000	300,000,000

(Agreement dated 10/31/06 to be repurchased at $300,044,167, collateralized by $1,545,945,050 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due 07/15/27 to 10/15/36. The value of the collateral is $310,421,814.)

UBS Securities LLC
5.32%	11/01/06	100,000	100,000,000

(Agreement dated 10/31/06 to be repurchased at $100,014,778, collateralized by $245,693,104 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.00% to 11.50% due 11/01/07 to 09/01/36. The value of the collateral is $102,000,165.)

UBS Securities LLC
5.39%	11/01/06	180,929	180,929,000
(Agreement dated 10/31/06 to be repurchased at $180,956,089, collateralized by $240,140,000 Federal Home Loan Mortgage Corp. Strips due 10/15/36. The value of the collateral is $186,360,397.)
UBS Securities LLC
5.27%	11/27/06	150,000	150,000,000
(Agreement dated 10/25/06 to be repurchased at $150,724,625, collateralized by $199,090,000 Federal Home Loan Mortgage Corp. Strips due 10/15/36. The value of the collateral is $154,503,587.)
UBS Securities LLC
5.29%	01/31/07	350,000	350,000,000

(Agreement dated 10/24/06 to be repurchased at $355,091,625, collateralized by $825,554,864 Federal Home Loan Mortgage Corp. Strips and Federal National Mortgage Assoc. Strips due 01/01/33 to 10/15/36. The value of the collateral is $360,500,822.)

TOTAL REPURCHASE AGREEMENTS (Cost $2,594,929,000)(a)			2,594,929,000

TOTAL INVESTMENTS IN SECURITIES — 101.5% (Cost $3,361,604,908(a))			3,361,604,908

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%			(48,694,058)

NET ASSETS — 100.0%			$3,312,910,850

(a)	Aggregate cost for federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

7

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND (CONCLUDED)

OCTOBER 31, 2006

(PERCENTAGE OF NET ASSETS)

(b)	The rate shown is the effective yield on the discount notes at the time of purchase.
(c)	Rates shown are the rates as of October 31, 2006 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

8

BLACKROCK LIQUIDITY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2006	FEDFUND
ASSETS
Investments at value-unaffiliated[1]	$3,361,604,908	[2]
Interest receivable	10,495,463
Prepaid expenses	62,271

TOTAL ASSETS	3,372,162,642

LIABILITIES
Payable to custodian	49,719,594
Management fee payable	551,396
Distributions payable	8,570,424
Custodian fees payable	11,319
Transfer agent fees payable	13,678
Shareholder servicing fees payable	272,506
Distribution fees payable	15,866
Officers’ and trustees’ fees payable	3,006
Other accrued expenses payable	94,003

TOTAL LIABILITIES	59,251,792

NET ASSETS	$3,312,910,850

_________
[1] Cost of investments-unaffiliated	$3,361,604,908
[2] Consists primarily of Repurchase Agreements collateralized by U.S. Treasury and Agency Obligations

NET ASSETS CONSISTED OF:
Capital Paid-in	$3,312,922,904
Undistributed net investment income
Accumulated net realized loss on investment transactions	(12,054)

NET ASSETS	$3,312,910,850

9

BLACKROCK LIQUIDITY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

(CONTINUED)

AS OF OCTOBER 31, 2006	FEDFUND
Institutional Shares:
Net Assets	$2,417,594,268
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,417,631,165
Net Asset Value	$1.00
Dollar Shares:
Net Assets	$415,039,654
Shares outstanding, unlimited number of shares authorized, $0.001 par value	415,013,330
Net Asset Value	$1.00
Cash Reserve Shares:
Net Assets	$1,082,432
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,082,495
Net Asset Value	$1.00
Administration Shares:
Net Assets	$83,069,080
Shares outstanding, unlimited number of shares authorized, $0.001 par value	83,069,080
Net Asset Value	$1.00
Bear Stearns Shares:
Net Assets	$52,420,317
Shares outstanding, unlimited number of shares authorized, $0.001 par value	52,420,520
Net Asset Value	$1.00
Bear Stearns Premier Choice Shares:
Net Assets	$2,261
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,264
Net Asset Value	$1.00
Bear Stearns Private Client Shares:
Net Assets	$295,306,702
Shares outstanding, unlimited number of shares authorized, $0.001 par value	295,307,864
Net Asset Value	$1.00

10

BLACKROCK LIQUIDITY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

(CONCLUDED)

AS OF OCTOBER 31, 2006	FEDFUND
Bear Stearns Premier Shares:
Net Assets	$48,396,136
Shares outstanding, unlimited number of shares authorized, $0.001 par value	48,396,185
Net Asset Value	$1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

11

BLACKROCK LIQUIDITY FUNDS

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2006	FEDFUND
Investment income:
Interest	$156,356,312
Interest from affiliates (Note C)	7,777,681

Total investment income	164,133,993

Expenses:
Management fee	5,981,525
Investment advisory fee	1,096,083
Administration fee	1,464,582
Custodian fee	212,579
Transfer agent fee	275,632
Shareholder servicing fees - class specific	3,197,960
Distribution fees - class specific	1,185,372
Legal and audit fees	88,231
Printing fee	19,679
Registration fees and expenses	81,166
Officers’ and trustees’ fees	32,699
Other	91,678

Total expenses	13,727,186

Less fees paid indirectly (Note C)	(9,234)
Less custody fees paid indirectly (Note C)	(41,170)
Less management fee waived (Note C)	(1,808,725)
Less investment advisory and administration fees waived (Note C)	(758,108)
Less shareholder servicing fees waived - class specific (Note C)	(359,257)
Less distribution fees waived - class specific (Note C)	(1,009,184)

Net expenses	9,741,508

Net investment income	154,392,485
Net realized gain (loss) from:
Investment transactions	—

—

Net increase in net assets resulting from operations	$154,392,485

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	FEDFUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Increase in net assets:
Operations:
Net investment income	$154,392,485	$71,906,333
Net loss on investments	—	(12,054)

Net increase in net assets resulting from operations	154,392,485	71,894,279

Distributions to shareholders from:
Net investment income:
Institutional Shares	(113,702,966)	(56,845,159)
Dollar Shares	(21,405,041)	(9,224,103)
Cash Reserve Shares	(95,349)	(96,410)
Administration Shares	(3,116,432)	(592,542)
Bear Stearns Shares	(1,945,617)	(714,543)
Bear Stearns Premier Choice Shares	(97)	(53)
Bear Stearns Private Client Shares	(11,467,225)	(3,691,614)
Bear Stearns Premier Shares	(2,659,758)	(750,210)

Total distributions from net investment income	(154,392,485)	(71,914,634)

Capital share transactions (Note D)	200,177,320	805,358,063

Total increase in net assets	200,177,320	805,337,708
Net assets:
Beginning of year	3,112,733,530	2,307,395,822

End of year	$3,312,910,850	$3,112,733,530

End of year undistributed net investment income	$—	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

13

[THIS PAGE INTENTIONALLY LEFT BLANK.]

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
FedFund
Institutional Shares
10/31/06	$1.00	$0.0463	$(0.0463)	$1.00	4.73%
10/31/05	1.00	0.0269	(0.0269)	1.00	2.73
10/31/04	1.00	0.0105	(0.0105)	1.00	1.05
10/31/03[2]	1.00	0.0110	(0.0110)	1.00	1.10
10/31/02[2]	1.00	0.0183	(0.0183)	1.00	1.85
Dollar Shares
10/31/06	$1.00	$0.0438	$(0.0438)	$1.00	4.47%
10/31/05	1.00	0.0244	(0.0244)	1.00	2.47
10/31/04	1.00	0.0080	(0.0080)	1.00	0.80
10/31/03[2]	1.00	0.0085	(0.0085)	1.00	0.85
10/31/02[2]	1.00	0.0158	(0.0158)	1.00	1.60
Cash Reserve Shares
10/31/06	$1.00	$0.0423	$(0.0423)	$1.00	4.31%
10/31/05	1.00	0.0229	(0.0229)	1.00	2.32
10/31/04	1.00	0.0065	(0.0065)	1.00	0.65
04/01/03[3] - 10/31/03[2]	1.00	0.0034	(0.0034)	1.00	0.59 [4]
Administration Shares[6]
10/31/06	$1.00	$0.0453	$(0.0453)	$1.00	4.63%
11/10/04[3] - 10/31/05	1.00	0.0110	(0.0110)	1.00	1.10 [4]
Bear Stearns Shares
10/31/06	$1.00	$0.0383	$(0.0383)	$1.00	3.90%
10/31/05	1.00	0.0189	(0.0189)	1.00	1.91
10/31/04	1.00	0.0031	(0.0031)	1.00	0.31
10/31/03[2]	1.00	0.0033	(0.0033)	1.00	0.33
05/20/02[3] - 10/31/02[2]	1.00	0.0040	(0.0040)	1.00	0.89 [4]
Bear Stearns Premier Choice Shares
10/31/06	$1.00	$0.0438	$(0.0438)	$1.00	4.47%
10/31/05	1.00	0.0244	(0.0244)	1.00	2.47
03/26/04[3] - 10/31/04[2]	1.00	0.0054	(0.0054)	1.00	0.54 [4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15

BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)	RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
FedFund
Institutional Shares
10/31/06	$2,417,594	0.20%	0.20%	0.28%	4.64%
10/31/05	2,320,001	0.20	0.20	0.29	2.73
10/31/04	1,883,220	0.20	0.20	0.29	1.04
10/31/03[2]	2,163,336	0.20	0.20	0.28	1.10
10/31/02[2]	1,955,108	0.20	0.20	0.26	1.82
Dollar Shares
10/31/06	$415,040	0.45%	0.45%	0.53%	4.46%
10/31/05	372,460	0.45	0.45	0.54	2.49
10/31/04	345,479	0.45	0.45	0.54	0.79
10/31/03[2]	397,344	0.45	0.45	0.53	0.87
10/31/02[2]	635,685	0.45	0.45	0.50	1.61
Cash Reserve Shares
10/31/06	$1,082	0.60%	0.60%	0.68%	4.26%
10/31/05	1,547	0.60	0.60	0.70	1.94
10/31/04	9,276	0.60	0.60	0.69	0.62
04/01/03[3] - 10/31/03[2]	13,492	0.60 [5]	0.60 [5]	0.69 [5]	0.58 [5]
Administration Shares[6]
10/31/06	$83,069	0.30%	0.30%	0.38%	4.67%
11/10/04[3] - 10/31/05	43,480	0.30 [5]	0.30 [5]	0.39 [5]	2.63 [5]
Bear Stearns Shares
10/31/06	$52,420	1.00%	1.00%	1.13%	3.86%
10/31/05	47,205	1.00	1.00	1.09	2.14
10/31/04	18,837	0.95	0.95	1.09	0.36
10/31/03[2]	7,889	0.95	0.95	1.08	0.30
05/20/02[3] - 10/31/02[2]	2,728	1.00 [5]	1.00 [5]	1.08 [5]	0.87 [5]
Bear Stearns Premier Choice Shares
10/31/06	$2	0.45%	0.45%	0.53%	4.39%
10/31/05	2	0.45	0.45	0.87	2.48
03/26/04[3] - 10/31/04[2]	2	0.45 [5]	0.45 [5]	0.54 [5]	0.92 [5]

16

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONTINUED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME	DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME	NET ASSET VALUE END OF PERIOD	TOTAL RETURN[1]
FedFund (Continued)
Bear Stearns Private Client Shares
10/31/06	$1.00	$0.0423	$(0.0423)	$1.00	4.31%
10/31/05	1.00	0.0229	(0.0229)	1.00	2.32
03/26/04[3] - 10/31/04	1.00	0.0045	(0.0045)	1.00	0.45	[4]
Bear Stearns Premier Shares
10/31/06	$1.00	$0.0423	$(0.0423)	$1.00	4.31%
10/31/05	1.00	0.0227	(0.0227)	1.00	2.30
03/26/04[3] - 10/31/04	1.00	0.0038	(0.0038)	1.00	0.38	[4]

[1]	Past performance is no guarantee of future results.
[2]	Audited by other auditors.
[3]	Commencement of operations of share class.
[4]	Not annualized.
[5]	Annualized.
[6]	There were no Administration Shares outstanding during the period November 1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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BLACKROCK LIQUIDITY FUNDS

	NET ASSETS END OF PERIOD (000)	RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (INCLUDING CUSTODY CREDITS)		RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS (EXCLUDING WAIVERS)		RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS
FedFund (Continued)
Bear Stearns Private Client Shares
10/31/06	$295,307	0.60%		0.60%		1.13%		4.25%
10/31/05	241,913	0.60		0.60		1.14		2.59
03/26/04[3] - 10/31/04	50,579	0.58	[5]	0.58	[5]	0.80	[5]	0.92	[5]
Bear Stearns Premier Shares
10/31/06	$48,396	0.60%		0.60%		0.88%		4.15%
10/31/05	86,126	0.60		0.60		0.89		2.84
03/26/04[3] - 10/31/04	2	0.70	[5]	0.70	[5]	0.79	[5]	0.60	[5]

18

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS

(A) Organization

BlackRock Liquidity Funds (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The financial statements and these accompanying notes relate to FedFund (the “Fund”).

FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of October 31, 2006, no Plus Shares or Cash Plus Shares were outstanding.

Effective March 1, 2005 Bear Stearns Premier Select Shares were renamed Bear Stearns Premier Choice Shares.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust considers the risk of loss from such claims to be remote.

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. (“Merrill Lynch”) combined Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. (“PNC”), has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

(B) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements.

Security Valuation — Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost

19

BLACKROCK LIQUIDITY FUNDS

when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Fund’s financial statements has not been determined.

Dividends to Shareholders — Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Investment Transactions and Investment Income — Investment transactions are accounted for on the trade date and the cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

Repurchase Agreements — FedFund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Trust’s custodian.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America

20

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NOTES TO FINANCIAL STATEMENTS (Continued)

(“generally accepted accounting principles”) requires use of management estimates. Actual results could differ from these estimates and such differences could be material.

Other — Expenses that are directly related to FedFund are charged directly to the Fund. Other operating expenses are prorated to the Fund on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of the Fund are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of the Fund are allocated to the respective class on the basis of the relative net assets each day.

(C) Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect, wholly-owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Co., an indirect subsidiary of PNC, is the Trust’s custodian and PFPC Inc. (“PFPC”), an indirect subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. BlackRock Distributors, Inc., (“BDI”), an indirect subsidiary of PNC, serves as the Trust’s distributor.

On September 29, 2006, the Trust entered into a Management Agreement with BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

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For the management and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily and paid monthly to BIMC:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each fund.

Prior to September 29, 2006, BIMC managed the Fund under a Management Agreement (“Prior Management Agreement”) dated February 21, 2006. Fees under the Prior Management Agreement were identical to those set forth for the current Management Agreement. The current Management Agreement was entered into in connection with the consummation on September 29, 2006 by BlackRock, Inc. of a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. (the “Transaction”). The 1940 Act requires that a management agreement of an investment company provide for its automatic termination in the event of its “assignment” (as defined in the 1940 Act). A sale of a controlling block of an investment adviser’s voting securities generally is deemed to result in an assignment of an investment adviser’s management agreement. BlackRock, Inc. informed the Board of the Fund that it does not believe the Transaction was an assignment of the Prior Management Agreement under the 1940 Act. However, it is possible that the transaction could have been determined to be such an assignment, which would have resulted in the automatic termination of the Prior Management Agreement. Due to this uncertainty, the Fund obtained shareholder approval

22

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NOTES TO FINANCIAL STATEMENTS (Continued)

of, and have entered into, the new Management Agreement to prevent any potential disruption that might have occurred in BIMC’s ability to provide services following the Transaction.

Prior to February 21, 2006, BIMC managed the Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Fund, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Fund under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

Under the Prior Advisory Agreement in return for BIMC’s advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based on the combined average daily net assets as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

.175% of the first $1 billion

.150% of the next $1 billion

.125% of the next $1 billion

.100% of the next $1 billion

.095% of the next $1 billion

.090% of the next $1 billion

.085% of the next $1 billion

.080% of amounts in excess of $7 billion.

Under the Prior Administration Agreement the Trust paid the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the Fund as follows:

Co-Administration Fee –Prior Administration Agreement	0.175% of the first $1 billion 0.150% of the next $1 billion 0.125% of the next $1 billion 0.100% of amounts in excess of $3 billion.

Until February 28, 2008, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.20% of the average daily net assets of FedFund. The waiver agreement may not be terminated before February 28, 2008. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

23

BLACKROCK LIQUIDITY FUNDS

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BlackRock Distributors, Inc. a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Trust’s portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

The following tables provide a list of share classes offered by the Trust’s FedFund along with a summary of their respective class-specific fee arrangements as provided in the Trust’s Shareholder Service Plans and Distribution Plans.

	CONTRACTUAL FEES(1)	ACTUAL FEES(1)
Institutional	—	—
Dollar	0.25%	0.25%
Cash Management	0.50%	N/A
Cash Reserve	0.40%	0.40%
Administration	0.10%	0.10%
Bear Stearns	0.85%	0.80%
Bear Stearns Premier Choice	0.50%	0.25%
Bear Stearns Private Client	0.85%	0.40%
Bear Stearns Premier	0.60%	0.40%
Cash Plus	0.85%	N/A

(1)	The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

24

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended October 31, 2006, the following shows the various types of class-specific expenses borne directly by each class of the Fund and any associated waivers of those expenses.

	SHAREHOLDER SERVICE FEES	SHAREHOLDER SERVICE FEES WAIVED	DISTRIBUTION FEES	DISTRIBUTION FEES WAIVED
Dollar	$1,199,261	$—	$—	$—
Cash Reserve	8,944	—	—	—
Administration	67,630	—	—	—
Bear Stearns	251,696	25,170	176,188	—
Bear Stearns Premier Choice	10	4	3	3
Bear Stearns Private Client	1,350,196	270,039	945,137	945,137
Bear Stearns Premier	320,223	64,044	64,044	64,044

Total	$3,197,960	$359,257	$1,185,372	$1,009,184

In return for custody services provided by PFPC Trust Company, the Trust pays PFPC Trust Company a fee, computed daily and payable monthly, based upon an annualized percentage of the average gross assets of the Fund as follows: 0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion. The Trust may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PFPC Trust Company.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statement of Operations as custody fees paid indirectly.

Pursuant to the Transfer Agent Agreement PFPC serves as the transfer and dividend disbursing agent for the Fund. For its services, PFPC receives an annual fee of $1,750,000 for the first 40 classes plus $50,000 for each additional class beyond the first 40, plus transaction fees, per account fees and disbursements.

25

BLACKROCK LIQUIDITY FUNDS

The Fund may receive earnings credits related to cash balances with PFPC which are shown on the Statement of Operations as “fees paid indirectly”.

For the year ended October 31, 2006, short term investments in companies considered to be affiliates of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT OCTOBER 31, 2006
FedFund	Merrill Lynch, Repurchase Agreements	(478,580,000)	—	6,251,199	—
	PNC Bank N.A.	(52,900,000)	—	1,526,482	—

(D) Capital Shares

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Fund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

26

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Transactions in capital shares for each year were as follows:

	FEDFUND
	YEAR ENDED OCTOBER 31, 2006	YEAR ENDED OCTOBER 31, 2005
Shares sold:
Institutional Shares	$18,944,064,247	$17,230,282,799
Dollar Shares	16,761,103,640	13,959,732,471
Cash Reserve Shares	25,045,901	8,189,136
Administration Shares	199,877,492	96,695,162
Bear Stearns Shares	361,094,648	458,660,694
Bear Stearns Premier Choice Shares	—	—
Bear Stearns Private Client Shares	1,100,718,969	722,971,600
Bear Stearns Premier Shares	490,156,719	378,310,466
Shares issued in reinvestment of dividends:
Institutional Shares	51,605,902	22,423,147
Dollar Shares	1,778,083	116,322
Cash Reserve Shares	86,112	—
Bear Stearns Shares	1,942,735	711,846
Bear Stearns Premier Choice Shares	97	54
Bear Stearns Private Client Shares	11,450,901	3,673,570
Bear Stearns Premier Shares	2,661,307	742,332
Shares redeemed:
Institutional Shares	(18,898,054,675)	(16,815,931,073)
Dollar Shares	(16,720,372,044)	(13,932,795,146)
Cash Reserve Shares	(25,596,444)	(15,917,781)
Administration Shares	(160,284,882)	(53,218,692)
Bear Stearns Shares	(357,797,089)	(431,029,684)
Bear Stearns Premier Choice Shares	(1)	(33)
Bear Stearns Private Client Shares	(1,058,766,420)	(535,320,223)
Bear Stearns Premier Shares	(530,537,878)	(292,938,904)

Net increase	$200,177,320	$805,358,063

On October 31, 2006, two shareholders held approximately 57% of FedFund. The shareholders may be comprised of omnibus accounts.

27

BLACKROCK LIQUIDITY FUNDS

Although considered a single shareholder for purposes of determining its percentage of ownership of the Fund, each omnibus account executes transactions in the Fund’s shares on behalf of multiple underlying Fund shareholders.

(E) Federal Tax Information

No provision is made for federal taxes as it is the Trust’s intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

Dividends from tax-free income and net investment income are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

The estimated tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 were as follows:

		TAX-FREE INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL DISTRIBUTIONS
FedFund	10/31/2006	—	154,392,485	—	154,392,485
	10/31/2005	—	71,914,634	—	71,914,634

As of October 31, 2006, the tax components of distributable earnings/ accumulated losses were as follows:

	UNDISTRIBUTED ORDINARY INCOME	ACCUMULATED CAPITAL GAINS	ACCUMULATED CAPITAL LOSSES
FedFund	8,570,424	—	12,054

28

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Concluded)

As of October 31, 2006, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	EXPIRING OCTOBER 31
	2008	2009	2012	2013	2014	TOTAL
FedFund	—	—	—	12,054	—	12,054

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

29

BLACKROCK LIQUIDITY FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

BlackRock Liquidity Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of FedFund (the “Fund”) [one of ten funds constituting BlackRock Liquidity Funds (the “Trust”)] as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods ended October 31, 2003 and October 31, 2002 were audited by other auditors whose report, dated December 15, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2006, the results of its operations for the year then

30

BLACKROCK LIQUIDITY FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

December 27, 2006

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BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust’s statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 1-800-821-7432.

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX[3] OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
INTERESTED TRUSTEES

Ralph L. Schlosstein[4] Age: 55	Trustee, Chairman and President	Since 2001	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; American Museum of Natural History; Trinity School; New Visions for Public Education; The Public Theater; The James Beard Foundation; Board of Advisors, Marujupu LLC.	67	Director and Chairman, BlackRock Family of Closed-End Funds; Director and Chairman Anthracite Capital, Inc.

32

BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT (CONTINUED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX[3] OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Paul L. Audet[5] Age: 53	Trustee	Since 2005	Head, Cash Management and Regional Chief Operating Officer, Delaware Office, BlackRock, Inc. (2005 to present); Managing Director, BlackRock, Inc., (1998 to present); Chief Financial Officer, BlackRock, Inc. (1998 to 2005); Treasurer, BlackRock Funds and BlackRock Liquidity Funds (2002 to 2005).	10

33

BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT (CONTINUED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX[3] OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
INDEPENDENT TRUSTEES

G. Nicholas Beckwith, III Age: 61	Trustee and Chairman of the Nominating Committee	Since 1999	Chairman and Chief Executive Officer, Arch Street Management, LLC; Chairman, President and Chief Executive Officer, Beckwith Machinery Company (until October 2005); Chairman of the Board of Directors, University of Pittsburgh Medical Center; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; Member, Advisory Council on Biology and Medicine, Brown University; Trustee, Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh; Emeritus Trustee, Shadyside Academy; Board of Directors, National Retail Properties, Inc.; and Beckwith Family Foundation.	10

34

BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT (CONTINUED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX[3] OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Jerrold B. Harris Age: 64	Trustee and Vice Chairman of the Governance Committee	Since 1999	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College; Director, BlackRock-Kelso Capital Corp.; Director, Tromner LLC; Director, Wecton Scientific.	10

Rodney D. Johnson Age: 65	Trustee, Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc.; Director, Fox Chase Cancer Center; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia.	10

35

BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT (CONTINUED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX[3] OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Joseph P. Platt, Jr. Age: 59	Trustee and Chairman of the Compliance Committee	Since 1999	Partner, Amarna Corporation, LLC (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker); Director, Greenlight Re (reinsurance company); Partner, Amarna Financial (private investment company); Former Director and Executive Vice President, Johnson & Higgins.	10

Robert C. Robb, Jr. Age: 61	Trustee	Since 1999	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); former Trustee, EQK Realty Investors; former Director, Tamaqua Cable Products Company; former Director, Brynwood Partners; former Director, PNC Bank; former Director, Brinks, Inc.	10

36

BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT (CONTINUED)

NAME, ADDRESS AND AGE[1]	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED[2]	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX[3] OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Kenneth L. Urish Age: 55	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; AlphaSource Procurement Systems, LP. Director, Inter-Tel; President and Trustee, Pittsburgh Catholic Publishing Associates.	10

Frederick W. Winter Age: 61	Trustee	Since 1999	Professor and Dean Emeritus (2005-2006) and Dean (1997-2005), Joseph M. Katz School of Business – University of Pittsburgh.	10	Director, Alkon Corporation (1992-present); Director, Indotronix International (2004-present); Director, Tippman Sports (2005-present).

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BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT (CONTINUED)

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
EXECUTIVE OFFICERS

Donald C. Burke 800 Scudders Mill Road Princeton, NJ 08536 Age: 46	Treasurer	Since 2006	Managing Director of BlackRock Inc. (since 2006); Managing Director of Merrill Lynch Investment Managers (“MLIM”) and Fund Asset Management (“FAM”) (since 2006), First Vice President thereof (1997-2005), Treasurer thereof (since 1999), Vice President thereof (1990-1997).

Jay Fife 800 Scudders Mill Road Princeton, NJ 08536 Age: 36	Assistant Treasurer	Since 2006	Director of BlackRock Inc. (since 2006); Assistant Treasurer of registered investment companies managed by MLIM (2005-2006), Director of MLIM Fund Services Group (2001-2006).

Neal J. Andrews 100 Bellevue Parkway Wilmington, DE 19809 Age: 40	Assistant Treasurer	Since 2006	Managing Director, BlackRock Inc. (since August 2006); Senior Vice President and Line of Business Head, Fund Accounting and Administration, PFPC Inc. (1992-2006).

Brian P. Kindelan BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809 Age: 47	Secretary	Since March 2005	Managing Director, (since 2005), Director (2001-2004), Vice President, (1998-2000), Senior Counsel (since 1998), BlackRock Advisors, LLC.

Edward B. Baer BlackRock Inc. 40 E. 52nd Street New York, NY 10022 Age: 38	Assistant Secretary	Since March 2005	Director and Senior Counsel, BlackRock, Inc. (since 2004); Associate, Willkie Farr & Gallagher LLP (law firm) (2000 to 2004); Associate, Morgan Lewis & Bockius LLP (law firm) (1995 to 2000).

38

BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT (CONTINUED)

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Robert E. Putney, III BlackRock Advisors, LLC. 100 Bellevue Parkway Wilmington, DE 19809 Age: 46	Assistant Secretary	Since February 2006	Director and Senior Counsel, BlackRock Advisors, LLC. (2005-present); Deputy General Counsel and Senior Vice President, Old Mutual Capital, Inc. (2004-2005); Deputy General Counsel and Senior Vice President (2004-2005), Senior Legal Counsel and Vice President (2001-2004), Old Mutual Investment Partners, Old Mutual Fund Services and Old Mutual Shareholder Services, Inc.; Deputy General Counsel and Vice President (2004-2005), Senior Legal Counsel and Vice President (2001-2004), Liberty Ridge Capital, Inc.; Vice President and Assistant Secretary, Old Mutual Advisor Funds (2004-2005), Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund (2002-2005); Director and Senior Counsel, Merrill Lynch Investment Managers, L.P. and Princeton Administrators, L.P. (until 2001); Trustee, Frankford Hospital Foundation (1990-2005).

Howard B. Surloff BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 41	Assistant Secretary	Since September 2006	Managing Director and General Counsel for BlackRock’s US Mutual Funds (since 2006); General Counsel, Goldman Sachs Asset Management (1993 - 2006); Associate, Sheriff, Friedman, Hoffman and Goodman (1990 - 1993).

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103 Age: 47	Assistant Secretary	Since March 2005	Partner, Drinker Biddle & Reath LLP (law firm).

Bartholomew A. Battista[6] BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 47	Chief Compliance and Anti- Money Laundering Officer	Since September 2004	Managing Director, BlackRock, Inc. (since 2003); Chief Compliance Officer and Anti-Money Laundering Compliance Officer, BlackRock, Inc. (since 2004); Director, BlackRock, Inc. (1998 - 2003).

1	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.
2	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one year term.

39

BLACKROCK LIQUIDITY FUNDS

FUND MANAGEMENT (CONCLUDED)

3	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment advisor.
4	Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and BlackRock, Inc. (“BlackRock”), which is BIMC’s parent, and owns securities of BlackRock.
5	Mr. Audet is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of BlackRock and owns securities of BlackRock.
6	During the year ended October 31, 2006, the Chief Compliance Officer received $176,635 in compensation from the Funds.

40

BLACKROCK LIQUIDITY FUNDS

ADDITIONAL INFORMATION (UNAUDITED)

(A)	Trustee Action and Basis for Recommendation Regarding the Management Agreement. The Trust’s Management Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party (as such term is defined in the Investment Company Act of 1940), at an in-person meeting of the Board held on May 10, 2006. Effective September 29, 2006, the Management Agreement replaced the Prior Management Agreement (“Prior Management Agreement”) that had been ineffect prior to such date. In determining to approve the Management Agreement, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Management Agreement. The Board received materials in advance of the meeting relating to its consideration of the Management Agreement for the Fund, including, among other things: (i) fees and expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds; (ii) information on the investment performance of the Fund in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. and PNC Bank-affiliated companies with respect to the Fund for the years ended December 31, 2004 and 2005, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of BIMC; and (v) information regarding compliance records and regulatory matters relating to BIMC. In addition, the Board reviewed a memorandum from its independent counsel on the Board’s obligations in considering approval of the Management Agreement. The information reviewed was responsive to requests by the Board’s independent counsel for information to assist the Board in its considerations. The topics discussed below were considered separately by the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended Independent Trustees, in an executive session, during which independent counsel provided guidance to the Independent Trustees.

Fees and Expenses. In approving the Management Agreement, the Independent Trustees considered that the fees payable by the Fund under the Management Agreement are identical to the fees payable under the Prior Management Agreement and, as with the Prior Management Agreement, the Board concluded that the fees to be paid pursuant to the Management Agreement were fair and reasonable in light of the services provided.

41

BLACKROCK LIQUIDITY FUNDS

Nature, Extent and Quality of Services. The Independent Trustees considered that the services to be provided under the Management Agreement are those currently provided under the Prior Management Agreement. The Trustees received information concerning the investment philosophy and investment process used by BIMC in managing the Fund. In connection with this, the Trustees considered BIMC’s in-house research capabilities as well as other resources. The Trustees concluded that the scope of BIMC’s services to be provided to the Fund was consistent with the Fund’s operational requirements.

The Trustees also considered the quality of the services provided by BIMC to the Fund. The Trustees evaluated the procedures of BIMC designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest.

The Trustees also considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Management Agreement. In addition, the Trustees took into account the time and attention devoted by senior management of BIMC to the Fund. Finally, the Trustees considered the business reputation of BlackRock and its financial resources and concluded that BIMC would be able to meet any reasonably foreseeable obligation under the Management Agreement.

Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of the Dollar Shares, Institutional Shares and Cash Reserve Shares of the Fund, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within the Fund’s performance universe were selected by Lipper.

The Board was provided with performance data for the Institutional and Dollar Shares of the Fund over the one, two, three, four, five and ten year periods ended March 31, 2006, as compared to performance of the performance universe.

The Board reviewed the performance of the Institutional Shares and Dollar Shares of the Fund over the one, two, three, four, five and ten year periods ended March 31, 2006 as compared to performance of the relevant peer universe of funds identified by Lipper. The Trustees noted that of the 3 classes of the Fund that were included in the Lipper performance universe, 1 class had performed at or above its performance universe median during at least two of the following periods: the one year, three years or five years ended March 31, 2006. One class performed below its performance universe median

42

BLACKROCK LIQUIDITY FUNDS

ADDITIONAL INFORMATION (UNAUDITED) (CONCLUDED)

during at least two of those periods by no more than 0.07%. The Cash Reserve Shares, also performed below its performance universe median for the year ended March 31, 2006 by 0.19%. The Fund’s Cash Reserve Shares commenced operations on April 1, 2003 and did not have performance history for three years or longer periods as of March 31, 2006.

The Trustees discussed other factors relevant to the performance of the Fund and concluded that the Fund’s performance is generally competitive with that of its Lipper performance universe.

Profitability. The Board of Trustees, including the Independent Trustees, considered the level of BIMC’s and its affiliates’ profits in respect of their relationship with the Fund, including the cost of services provided by BIMC. This consideration included abroad review of BIMC’s methodology in allocating its costs to the management of the Fund. The Board of Trustees considered the profits realized by BIMC and its affiliates in connection with the operation of the Fund. The Board of Trustees, including the Independent Trustees, also considered BIMC’s profit margins and related industry data. The Board concluded that BIMC’s profit is a reasonable profit for the services provided to the Fund.

Other benefits to the Investment Adviser. The Board of Trustees, including the Independent Trustees, also took into account not only the proposed management fees to be payable by the Fund, but also potential benefits to BIMC, such as the engagement of affiliates of BIMC as service providers to the Fund, including for sub-administrative, transfer agency and custodial services.

No single factor was considered in isolation or to be determinative to the decision of the Board to approve the Management Agreement. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interests of the Fund to approve the recommendation to shareholders of the proposed Management Agreement, including the fees to be charged for services thereunder.

(B)	Results of Special Meeting of Shareholders. A Special Meeting of Share-holders (the “Meeting”) of BlackRock Liquidity Funds (the “Trust”) was held on August 15, 2006 pursuant to notice given to all shareholders of record of the Trust at the close of business on June 5, 2006.

43

BLACKROCK LIQUIDITY FUNDS

Whereupon the Secretary presented and read into the record the following resolution: At the special meeting, shareholders were asked to approve the following:

To approve a proposed new management agreement between the Trust, on behalf of each Fund, and BlackRock Institutional Management Corporation, as described in the proxy statement for the Meeting.

The shares of the Fund were voted as follows:

	SHARES OUTSTANDING AT RECORD DATE	SHARES REPRESENTED AT MEETING	FOR	AGAINST	ABSTAIN
FedFund	3,322,283,028	1,760,410,427	1,749,766,692	3,199,315	7,444,421

(C)	For nonresident aliens, the following percentages of ordinary income distributions paid during the fiscal year ended October 31, 2006 are treated as qualified interest income (“QII”).

FedFund	96.37%

44

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Investment Advisor

BlackRock Institutional

Management Corporation

Co-Administrators

BlackRock Institutional Management Corporation

PFPC Inc.

Distributor

BlackRock Distributors, Inc.

Counsel

Drinker Biddle & Reath LLP

Independent Registered

Public Accountants

Deloitte & Touche LLP

Custodian

PFPC Trust Company

Transfer Agent

PFPC Inc.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling 1-800-441-7762, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-Q may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund, which contains information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

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Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.	Sierra Club Mutual Funds www.sierraclubfunds.com E-Mail: info@sierraclubfunds.com Toll-Free Tel: (866) 897-5982 SCMMANN 10/06

Item 2.	Code of Ethics.

(a)	As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	The Registrant has not amended its Code of Ethics during the period covered by this shareholder report presented in Item 1 hereto.

(c)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that it has one audit committee financial expert (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kenneth L. Urish is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $179,150 for the fiscal year ended October 31, 2006 and $171,000 for the fiscal year ended October 31, 2005.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under Item 4(a) were $47,250 for the fiscal year ended October 31, 2006 and $32,000 for the fiscal year ended October 31, 2005. The services were for security counts per Rule 17f-2 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $26,250 for the fiscal year ended October 31, 2006 and $25,000 for the fiscal year ended October 31, 2005. The nature of these services was federal, state and local income and excise tax review, related advice and planning and miscellaneous tax advice.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in Items 4(a) through (c) were $5,000 for the fiscal year ended October 31, 2006 and $5,000 for the fiscal year ended October 31, 2005. These fees were related to the review of and consent to the N-1A filings.

Audit Committee Pre-Approval Policies and Procedures

(e)(1)	The Audit Committee Pre-Approval Policy (“Policy”) adopted by the Audit Committee of the Trust sets forth the procedures and conditions pursuant to which the Audit Committee of the Board of Trustees of the Trust is required to pre-approve all audit and non-audit services to be provided by the Trust’s independent auditor to the Trust, and all non-audit services to be provided by the Trust’s independent auditor to BlackRock Institutional Management Corporation (“BlackRock”) or any entity controlling, controlled by or under common control with BlackRock that provides ongoing services to the Trust (together with BlackRock, the “Related Entities”), but only if the non-audit services to be provided to the Related Entities would have a direct impact on the operations or financial reporting of the Trust. Unless a type of service to be provided by the independent auditor is pre-approved in accordance with the terms of the Policy, it will require specific pre-approval by the Audit Committee or by any member of the Audit Committee to which pre-approval authority has been delegated.

The appendices to the Policy describe the Audit, Audit-Related, Tax and All Other services that have been pre-approved under the Policy.

For intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegated pre-approval authority under the Policy to the Chairman of the Audit Committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting.

(e)(2)	None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, the Adviser (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $286,200 for the fiscal year ended October 31, 2006 and $286,200 for the fiscal year ended October 31, 2005.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of Ethics that is the subject of the disclosure required by Item 2 is attached hereto as EX-99.CODE ETH.

(a)(2)	Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 filed as EX-99.CERT.

(b)	Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Liquidity Funds

By (Signature and Title)*	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date	January 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date	January 5, 2007

By (Signature and Title)*	/s/ Donald C. Burke
Donald C. Burke, Treasurer
(principal financial officer)

Date	January 5, 2007

*	Print the name and title of each signing officer under his or her signature.